PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 97.8%
Asset-Backed Securities 21.9%
Automobiles 0.7%
Avis Budget Rental Car Funding AESOP LLC, Series 2016-01A, Class A, 144A	2.990%	06/20/22		5,000	$ 5,068,176
Ford Credit Floorplan Master Owner Trust, Series 2018-04, Class A	4.060	11/15/30		99,600	112,767,379
Hertz Vehicle Financing LP,
Series 2015-01A, Class A, 144A	2.730	03/25/21		9,500	9,508,830
Series 2016-02A, Class A, 144A	2.950	03/25/22		2,600	2,629,547
Series 2019-02A, Class A, 144A	3.420	05/25/25		8,000	8,388,584
Series 2019-03A, Class A, 144A	2.670	12/26/25		78,700	80,312,934
OneMain Direct Auto Receivables Trust,
Series 2017-02A, Class B, 144A	2.550	11/14/23		4,600	4,602,490
Series 2017-02A, Class C, 144A	2.820	07/15/24		1,200	1,202,480
Series 2017-02A, Class E, 144A	4.740	11/14/25		7,400	7,443,617
Series 2019-01A, Class A, 144A	3.630	09/14/27		118,980	125,311,528
Series 2019-01A, Class B, 144A	3.950	11/14/28		25,000	26,327,284
					383,562,849
Collateralized Loan Obligations 15.9%
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.931(c)	07/15/31		141,083	140,339,732
Series 2019-02A, Class A1A, 144A	—(p)	01/19/33		63,290	63,302,569

ALM Ltd. (Cayman Islands), Series 2013-08A, Class A1R, 144A, 3 Month LIBOR + 1.490% (Cap N/A, Floor 1.490%)	3.321(c)	10/15/28		4,250	4,255,590
Anchorage Capital CLO LLC (Cayman Islands), Series 2019-13A, Class A, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)	3.301(c)	04/15/32		46,000	45,822,725
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	3.101(c)	07/15/30		140,561	140,172,518
Series 2019-11A, Class A, 144A, 3 Month LIBOR + 1.390% (Cap N/A, Floor 1.390%)	3.192(c)	07/22/32		51,250	51,277,777

Anchorage Credit Opportunities CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A	—(p)	01/20/32		85,500	85,499,658
Armada Euro CLO DAC (Ireland),
Series 02A, Class A3, 144A	1.500	11/15/31	EUR	14,500	16,075,235
Series 2018-02A, Class A1, 144A, 3 Month EURIBOR + 0.760% (Cap N/A, Floor 0.760%)	0.760(c)	11/15/31	EUR	65,750	72,684,338

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

ArrowMark Colorado Holdings (Cayman Islands), Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	3.111%(c)	07/15/29		35,900	$ 35,916,119
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2014-01A, Class AR2, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	3.103(c)	07/16/29		41,750	41,770,457
Series 2017-08A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	3.143(c)	01/16/30		69,250	69,432,958
Aurium CLO DAC (Ireland),
Series 04A, Class A1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	01/16/31	EUR	100,050	110,555,502
Series 04A, Class A2, 144A	1.620	01/16/31	EUR	20,000	22,187,847

Avery Point CLO Ltd. (Cayman Islands), Series 2015-07A, Class AR, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 0.000%)	2.971(c)	01/15/28		70,000	69,969,795
Bain Capital Credit CLO (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.960% (Cap N/A, Floor 0.000%)	2.766(c)	04/23/31		44,500	44,283,209
Bain Capital Euro CLO Ltd. (Ireland), Series 2018-01A, Class A, 144A, 3 Month EURIBOR + 0.780% (Cap N/A, Floor 0.780%)	0.780(c)	04/20/32	EUR	89,950	99,479,533
Ballyrock CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.148(c)	11/20/30		93,750	93,785,541
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2017-12A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.081(c)	10/15/30		49,000	48,993,449
Series 2019-18A, Class A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	3.249(c)	10/15/32		41,250	41,256,951

BlueMountain CLO Ltd. (Cayman Islands), Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	3.209(c)	08/20/32		100,000	99,978,660
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	3.186(c)	01/17/28		2,915	2,900,400
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)	2.806(c)	04/17/31		50,000	49,672,610
Series 2014-03RA, Class A1A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	2.844(c)	07/27/31		52,500	52,514,915

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands), (cont’d.)
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	3.159%(c)	07/20/32		86,000	$86,073,324

Carlyle Global Market Strategies Euro CLO Ltd. (Ireland), Series 2014-03A, Class AA1R, 144A, 3 Month EURIBOR + 0.730% (Cap N/A, Floor 0.730%)	0.730(c)	01/25/32	EUR	50,000	55,211,470
Carlyle US CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	3.039(c)	07/20/31		35,000	34,960,608
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	3.011(c)	01/15/30		37,250	37,189,949
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)	2.839(c)	04/20/31		31,750	31,611,665
Catamaran CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	3.062(c)	04/22/30		145,225	144,980,891
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	3.219(c)	10/18/26		15,025	15,022,161

Cathedral Lake CLO Ltd. (Cayman Islands), Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 2.250% (Cap N/A, Floor 2.250%)	4.069(c)	10/20/28		33,000	32,994,133
CBAM Ltd. (Cayman Islands),
Series 2018-07A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.919(c)	07/20/31		27,500	27,225,396
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	3.259(c)	10/20/32		66,000	66,004,963
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)	2.781(c)	04/24/31		24,250	24,136,403
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.036(c)	10/17/31		34,450	34,421,575
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	2.912(c)	01/22/31		98,250	98,029,910
Series 2017-01A, Class AR, 144A	—(p)	04/23/29		112,900	112,921,338
Series 2017-04A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	3.051(c)	10/24/30		10,000	10,007,710
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)	3.010(c)	04/20/31		71,000	70,548,064

CVC Cordatus Loan Fund DAC (Ireland), Series 10A, Class A1, 144A, 3 Month EURIBOR + 0.720% (Cap N/A, Floor 0.720%)	0.720(c)	01/27/31	EUR	79,000	87,590,707

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

CVC Cordatus Loan Fund DAV (Ireland), Series 03A, Class A2RR, 144A	1.750%	08/15/32	EUR	5,300	$ 5,910,675
Elevation CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 0.000%)	3.061(c)	10/15/29		116,500	116,467,415
Series 2014-03A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	3.011(c)	10/15/26		7,300	7,304,750
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	3.051(c)	07/15/30		36,000	35,906,724
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.951(c)	07/15/31		127,600	126,489,114
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)	2.841(c)	04/15/31		146,700	145,624,249
Series 2018-01A, Class B, 144A, 3 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	3.231(c)	04/15/31		10,000	9,900,991

Greywolf CLO Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.824(c)	04/26/31		57,750	57,495,629
Hayfin Emerald CLO DAC (Ireland),
Series 01A, Class A2, 144A, 3 Month EURIBOR + 1.090% (Cap N/A, Floor 1.090%)	1.090(c)	09/06/31	EUR	55,750	61,920,909
Series 01A, Class A3, 144A	1.700	09/06/31	EUR	10,000	11,130,337
Series 02A, Class B1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.850(c)	05/27/32	EUR	8,300	9,254,934
Series 02A, Class B2, 144A	2.650	05/27/32	EUR	11,250	12,493,344

Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)	2.891(c)	02/05/31		14,500	14,490,010
HPC Investment Partners CLO,
Series 2013-02RR, Class A1A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 0.000%)	3.130(c)	10/20/29		13,925	13,856,405
Series 2013-02RR, Class A2, 144A, 3 Month LIBOR + 1.625% (Cap N/A, Floor 0.000%)	3.590(c)	10/20/29		1,025	1,021,387

HPS Investment Partners CLO Subsidiary LLC (Cayman Islands), Series 11A-RR, Class A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	3.154(c)	05/07/30		16,000	15,983,712
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.824(c)	04/25/31		24,700	24,622,402

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
ICG US CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	3.086%(c)	10/23/29	70,000	$70,055,762

Jackson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)	2.661(c)	04/15/27	29,756	29,765,042
Jamestown CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)	3.289(c)	04/20/32	31,250	31,377,075
Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)	2.994(c)	10/20/31	148,000	147,469,716
JMP Credit Advisors CLO Ltd. (Cayman Islands), Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)	3.116(c)	07/17/29	28,000	27,953,876
KKR CLO Ltd. (Cayman Islands),
Series 11, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)	3.011(c)	01/15/31	73,150	73,116,007
Series 18, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	3.097(c)	07/18/30	167,750	167,808,444

Madison Park Funding Ltd. (Cayman Islands), Series 2016-21A, Class A1AR, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.181(c)	10/15/32	79,250	79,254,755
Mariner CLO Ltd. (Cayman Islands), Series 2018-05A, Class A, 144A, 3 Month LIBOR + 1.110% (Cap N/A, Floor 1.110%)	2.904(c)	04/25/31	43,100	42,936,440
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.939(c)	04/21/31	39,000	38,803,346
Series 2014-03A, Class BR, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)	3.619(c)	04/21/31	17,500	17,415,862
Series 2016-05A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)	2.939(c)	07/19/28	59,150	59,175,807
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.969(c)	07/20/31	54,250	53,841,969

Mountain View CLO LLC (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	3.053(c)	01/16/31	59,950	59,649,255
Mountain View CLO Ltd. (Cayman Islands), Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.098(c)	10/12/30	120,550	120,247,407

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Neuberger Berman CLO Ltd. (Cayman Islands), Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)	2.681%(c)	01/15/28		35,344	$ 35,358,473
Oaktree CLO Ltd. (Cayman Islands), Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.870%	2.689(c)	10/20/27		93,875	93,776,234
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 0.000%)	3.091(c)	07/15/30		58,900	58,918,112
OCP Euro CLO Ltd. (Ireland), Series 2017-02A, Class A, 144A, 3 Month EURIBOR + 0.820% (Cap N/A, Floor 0.820%)	0.820(c)	01/15/32	EUR	108,000	119,822,712
Octagon Investment Partners 44 Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.119(c)	07/20/32		99,500	99,796,868
Octagon Investment Partners 45 Ltd. (Cayman Islands), Series 2019-01A, Class A, 144A	—(p)	10/15/32		137,000	137,028,140
OZLM Ltd. (Cayman Islands),
Series 2014-07RA, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)	2.846(c)	07/17/29		123,700	123,492,357
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.020(c)	10/30/30		63,500	63,407,576
Series 2016-15A, Class A1, 144A, 3 Month LIBOR + 1.490% (Cap N/A, Floor 0.000%)	3.309(c)	01/20/29		90,000	89,993,880
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	2.869(c)	04/20/31		94,500	93,315,433

OZLME DAC (Netherlands), Series 03A, Class A1, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	08/24/30	EUR	67,000	74,179,524
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-02A, Class A1AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	3.097(c)	07/20/30		123,500	123,651,473
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.943(c)	07/16/31		60,000	60,022,626
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	3.275(c)	11/14/32		100,000	100,039,620
Palmer Square Loan Funding Ltd. (Cayman Islands),
Series 2019-03A, Class A1, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)	2.749(c)	08/20/27		71,137	71,125,404
Series 2020-01A, Class A1, 144A	—(p)	02/20/28		73,650	73,650,074

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	3.129%(c)	11/14/29	90,000	$ 90,075,825
Pikes Peak CLO (Cayman Islands), Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)	3.201(c)	07/15/32	50,000	50,129,095
Prudential PLC (United Kingdom), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	2.981(c)	07/15/31	94,700	94,450,219
Race Point CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1AR, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	3.041(c)	10/15/30	10,000	9,993,873
Regatta Funding Ltd. (Cayman Islands), Series 2017-01A, Class A, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.086(c)	10/17/30	56,250	56,138,822
Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)	2.969(c)	07/25/31	37,000	36,899,967
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)	2.849(c)	04/20/31	90,000	89,391,384
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.994(c)	05/07/31	75,000	74,661,495
Series 2015-07RA, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 0.000%)	3.001(c)	07/15/31	59,250	59,143,723
Series 2017-10A, Class BR, 144A	—(p)	04/20/29	33,250	33,250,000
Series 2017-11A, Class A, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)	3.180(c)	08/15/30	159,750	159,673,576

Silver Creek CLO Ltd. (Cayman Islands), Series 2014-01A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	3.059(c)	07/20/30	50,000	50,124,345
Sound Point CLO Ltd. (Cayman Islands),
Series 2016-02A, Class AR, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 1.290%)	3.109(c)	10/20/28	130,750	130,655,154
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)	2.956(c)	01/23/29	86,750	86,718,466
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)	3.074(c)	07/25/30	60,000	59,806,248
Series 2017-03A, Class A1A, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	3.039(c)	10/20/30	99,500	98,910,453

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands), (cont’d.)
Series 2017-03A, Class A1B, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)	3.039%(c)	10/20/30		750	$748,568

TCW CLO Ltd. (Cayman Islands), Series 2019-02A, Class A1A, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 1.340%)	3.239(c)	10/20/32		28,000	28,006,558
Telos CLO Ltd. (Cayman Islands),
Series 2013-03A, Class AR, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	3.136(c)	07/17/26		29,480	29,431,887
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)	3.076(c)	01/17/30		85,000	84,574,235

TIAA CLO Ltd. (Cayman Islands), Series 2016-01A, Class AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	3.019(c)	07/20/31		45,750	45,679,280
TICP CLO Ltd. (Cayman Islands), Series 2018-IA, Class A1, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)	2.624(c)	04/26/28		132,500	132,505,035
Tikehau CLO BV (Netherlands), Series 4A, Class A1, 144A, 3 Month EURIBOR + 0.900% (Cap N/A, Floor 0.900%)	0.900(c)	10/15/31	EUR	60,700	67,387,173
Trimaran Cavu Ltd. (Cayman Islands), Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 2.200%)	4.019(c)	07/20/32		33,500	33,528,358
Trinitas CLO Ltd. (Cayman Islands),
Series 2017-06A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)	2.964(c)	07/25/29		94,950	94,752,105
Series 2017-07A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)	3.004(c)	01/25/31		118,000	117,599,178
Series 2017-07A, Class B, 144A, 3 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.394(c)	01/25/31		12,250	12,127,611
Series 2018-08A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)	2.919(c)	07/20/31		70,000	69,312,887
Series 2019-11A, Class A1, 144A, 3 Month LIBOR + 1.360% (Cap N/A, Floor 1.360%)	3.191(c)	07/15/32		53,000	53,109,037
Venture 36 CLO Ltd. (Cayman Islands),
Series 2019-36A, Class A1A, 144A, 3 Month LIBOR + 1.430% (Cap N/A, Floor 1.430%)	3.249(c)	04/20/32		36,425	36,482,876
Series 2019-36A, Class X, IO, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.169(c)	04/20/32		1,050	1,049,344
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)	3.091(c)	01/15/32		38,750	38,747,187

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Venture CLO Ltd. (Cayman Islands), (cont’d.)
Series 2015-21A, Class AR, 144A, 3 Month LIBOR + 0.880% (Cap N/A, Floor 0.000%)	2.711%(c)	07/15/27		67,560	$ 67,555,340
Series 2017-27RA, Class A, 144A, 3 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	3.119(c)	07/21/30		19,200	19,200,710
Series 2018-32A, Class A1, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)	2.919(c)	07/18/31		38,372	38,170,879

Vibrant CLO Ltd. (Cayman Islands), Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)	2.939(c)	07/20/31		195,000	194,980,188
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month LIBOR + 0.990% (Cap N/A, Floor 0.000%)	2.809(c)	04/18/31		115,250	114,809,100
Series 2019-03A, Class A, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)	3.312(c)	10/17/32		100,000	100,047,200

Voya Euro CLO DAC (Ireland), Series 01A, Class A, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	10/15/30	EUR	95,000	105,116,264
Wellfleet CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A1, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	3.069(c)	10/20/29		40,000	39,989,356
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	3.170(c)	10/20/31		60,250	59,909,509
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)	3.159(c)	07/20/32		50,000	50,047,680

West CLO Ltd. (Cayman Islands), Series 2014-02A, Class A1BR, 144A	2.724	01/16/27		6,882	6,876,326
York CLO Ltd. (Cayman Islands), Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)	2.952(c)	01/22/31		25,000	24,988,773
Zais CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 0.000%)	3.201(c)	07/15/29		74,130	73,720,328
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)	3.121(c)	04/15/30		65,500	64,805,595
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	2.781(c)	04/15/29		60,825	60,195,212
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 0.000%)	3.170(c)	07/20/31		145,500	143,589,701
					8,766,446,736

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Consumer Loans 1.2%
Lendmark Funding Trust,
Series 2018-02A, Class A, 144A	4.230%	04/20/27	45,100	$ 46,654,074
Series 2019-01A, Class A, 144A	3.000	12/20/27	73,420	73,738,465
Series 2019-02A, Class A, 144A	2.780	04/20/28	43,500	43,401,441

Mariner Finance Issuance Trust, Series 2019-AA, Class A, 144A	2.960	07/20/32	24,000	24,279,832
OneMain Financial Issuance Trust,
Series 2016-01A, Class A, 144A	3.660	02/20/29	2,823	2,826,948
Series 2017-01A, Class B, 144A	2.790	09/14/32	12,983	13,023,937
Series 2017-01A, Class C, 144A	3.350	09/14/32	9,900	9,976,628
Series 2018-01A, Class A, 144A	3.300	03/14/29	25,440	25,911,169
Oportun Funding LLC,
Series 2017-A, Class A, 144A	3.230	06/08/23	28,260	28,278,826
Series 2017-B, Class A, 144A	3.220	10/10/23	69,000	69,227,237
Series 2018-A, Class A, 144A	3.610	03/08/24	9,670	9,762,779
Series 2018-B, Class A, 144A	3.910	07/08/24	25,700	26,068,542
Series 2018-B, Class B, 144A	4.500	07/08/24	1,750	1,782,824
Series 2018-B, Class C, 144A	5.430	07/08/24	1,921	1,969,118
Series 2018-C, Class A, 144A	4.100	10/08/24	44,300	45,188,217
Series 2018-C, Class B, 144A	4.590	10/08/24	4,800	4,981,525
Series 2018-C, Class C, 144A	5.520	10/08/24	2,000	2,061,325
Series 2018-D, Class A, 144A	4.150	12/09/24	31,449	32,229,668
Series 2018-D, Class B, 144A	4.830	12/09/24	4,432	4,564,022
Series 2019-A, Class A, 144A	3.080	08/08/25	53,700	54,175,736
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)	4.511(c)	02/25/23	24,890	25,033,411
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.311(c)	08/25/25	35,300	35,532,433
Springleaf Funding Trust,
Series 2017-AA, Class A, 144A	2.680	07/15/30	59,100	59,258,075
Series 2017-AA, Class B, 144A	3.100	07/15/30	8,262	8,346,257
				648,272,489
Credit Cards 0.2%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30	82,800	95,374,708

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans 0.1%
ABFC Trust,
Series 2003-OPT01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.320%)	2.301%(c)	04/25/33	3,327	$ 3,265,171
Series 2005-AQ01, Class A4	4.696(cc)	01/25/34	650	660,703

Accredited Mortgage Loan Trust, Series 2004-04, Class A2D, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)	2.361(c)	01/25/35	264	258,203
ACE Securities Corp. Home Equity Loan Trust, Series 2003-HE01, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)	2.636(c)	11/25/33	556	553,183
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2003-11, Class AV2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.370%)	2.401(c)	12/25/33	982	966,948
Argent Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2003-W10, Class M2, 1 Month LIBOR + 2.475% (Cap N/A, Floor 1.650%)	3.811(c)	01/25/34	65	64,598
Series 2004-W02, Class AF	4.403	04/25/34	267	280,797
Series 2005-W02, Class A2C, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)	2.510(c)	10/25/35	589	589,201
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.245% (Cap N/A, Floor 0.830%)	2.921(c)	06/15/33	952	944,550
Series 2003-HE04, Class M1, 1 Month LIBOR + 1.245% (Cap N/A, Floor 0.830%)	2.921(c)	08/15/33	1,117	1,111,723
Series 2004-HE06, Class M1, 1 Month LIBOR + 0.945% (Cap N/A, Floor 0.630%)	2.606(c)	09/25/34	754	754,565
Series 2004-HE08, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	2.711(c)	12/25/34	1,489	1,461,772
Series 2004-HE09, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)	2.636(c)	12/25/34	1,902	1,880,884
Bear Stearns Asset-Backed Securities Trust,
Series 2002-02, Class A2, 1 Month LIBOR + 1.200% (Cap 11.000%, Floor 0.600%)	2.861(c)	10/25/32	36	36,034
Series 2004-HE08, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)	2.636(c)	09/25/34	206	205,565
Series 2004-HE11, Class M2, 1 Month LIBOR + 1.575% (Cap N/A, Floor 1.050%)	3.236(c)	12/25/34	2,671	2,670,704
Series 2005-HE05, Class M2, 1 Month LIBOR + 1.035% (Cap N/A, Floor 0.690%)	2.696(c)	06/25/35	1,224	1,224,854

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Bear Stearns Asset-Backed Securities Trust, (cont’d.)
Series 2007-HE03, Class 1A2, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)	1.861%(c)	04/25/37	38	$ 77,971
CDC Mortgage Capital Trust,
Series 2003-HE03, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	2.711(c)	11/25/33	646	646,512
Series 2003-HE04, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)	2.636(c)	03/25/34	3,321	3,322,031

Conseco Finance Corp., Series 2001-C, Class M2, 1 Month LIBOR + 1.150% (Cap 15.000%, Floor 1.150%)	2.826(c)	08/15/33	450	449,873
Floating Rate Mortgage Pass-Through Certificates, Series 2001-02, Class M3, 1 Month LIBOR + 2.925% (Cap N/A, Floor 1.950%)	4.586(c)	10/25/31	50	52,853
GSAA Trust, Series 2006-07, Class AF2	5.995(cc)	03/25/46	851	526,461
Home Equity Asset Trust,
Series 2002-04, Class M1, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.000%)	3.161(c)	03/25/33	1,856	1,856,736
Series 2003-03, Class M1, 1 Month LIBOR + 1.290% (Cap N/A, Floor 0.860%)	2.951(c)	08/25/33	909	904,955
Series 2003-05, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	2.711(c)	12/25/33	21	21,608
Series 2004-07, Class M1, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.620%)	2.591(c)	01/25/35	395	395,153

JPMorgan Mortgage Acquisition Corp., Series 2005-WMC01, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.440%)	2.321(c)	09/25/35	642	643,352
Merrill Lynch Mortgage Investors Trust,
Series 2002-HE01, Class A1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)	2.661(c)	08/25/32	2,351	2,337,792
Series 2003-OPT01, Class A3, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.360%)	2.381(c)	07/25/34	360	359,608
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-NC05, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 0.850%)	2.936(c)	04/25/33	3,470	3,471,477
Series 2004-HE05, Class M1, 1 Month LIBOR + 0.945% (Cap N/A, Floor 0.630%)	2.606(c)	06/25/34	586	572,974
Morgan Stanley ABS Capital, Inc. Trust,
Series 2004-HE03, Class A4, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.400%)	2.461(c)	03/25/34	483	462,818

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Home Equity Loans (cont’d.)
Morgan Stanley ABS Capital, Inc. Trust, (cont’d.)
Series 2004-HE08, Class A7, 1 Month LIBOR + 1.060% (Cap N/A, Floor 0.530%)	2.721%(c)	09/25/34		663	$ 631,776
Series 2005-NC02, Class M3, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.450%)	2.336(c)	03/25/35		336	335,759

Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC03, Class M1, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.900%)	3.011(c)	03/25/33		2,426	2,426,185
New Century Home Equity Loan Trust,
Series 2003-A, Class A, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.360%)	2.381(c)	10/25/33		1,546	1,492,088
Series 2004-01, Class M1, 1 Month LIBOR + 0.885% (Cap 11.500%, Floor 0.590%)	2.546(c)	05/25/34		502	492,818

Residential Asset Securities Trust, Series 2004-KS01, Class AI5	5.721(cc)	02/25/34		174	173,986
Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC01, Class M1, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)	2.441(c)	02/25/34		460	447,741
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2005-01, Class M4, 1 Month LIBOR + 0.915% (Cap N/A, Floor 0.610%)	2.576(c)	04/25/35		3,140	3,141,212
					42,173,194
Other 0.2%
ALME Loan Funding II DAC (Ireland), Series 2A, Class ARR, 144A, 3 Month EURIBOR + 0.750% (Cap N/A, Floor 0.750%)	0.750(c)	01/15/31	EUR	44,060	48,863,516
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)	4.011(c)	04/25/23		62,500	63,086,875
TH MSR Issuer Trust, Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)	4.461(c)	06/25/24		34,970	34,879,309
					146,829,700
Residential Mortgage-Backed Securities 1.5%
Aames Mortgage Investment Trust, Series 2005-02, Class M4, 1 Month LIBOR + 0.945% (Cap 12.500%, Floor 0.630%)	2.606(c)	07/25/35		182	182,531

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Ameriquest Mortgage Securities, Inc., Asset-Backed Pass-Through Certificates,
Series 2004-R02, Class A1A, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.345%)	2.351%(c)	04/25/34	751	$ 751,298
Series 2004-R08, Class M1, 1 Month LIBOR + 0.960% (Cap N/A, Floor 0.640%)	2.621(c)	09/25/34	126	126,460

Chase Funding Trust, Series 2002-02, Class 1A5	6.333	04/25/32	266	265,996
CIT Mortgage Loan Trust, Series 2007-01, Class 1A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.011(c)	10/25/37	64,094	64,783,069
Countrywide Asset-Backed Certificates,
Series 2002-03, Class 2A1, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.330%)	2.321(c)	06/25/32	896	896,236
Series 2003-BC05, Class 2A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)	2.361(c)	12/25/33	883	865,035
Series 2004-03, Class 1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.210%)	2.081(c)	08/25/34	12,198	11,768,277
Series 2004-03, Class 3A3, 1 Month LIBOR + 0.760% (Cap N/A, Floor 0.380%)	2.421(c)	08/25/34	248	240,388
Series 2004-12, Class AF5	5.676(cc)	04/25/35	468	467,851
Series 2004-BC04, Class M1, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.700%)	2.711(c)	11/25/34	1,469	1,469,043
Series 2005-BC05, Class M3, 1 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)	2.540(c)	01/25/36	6,475	6,475,486
Series 2006-26, Class 2A3, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)	1.831(c)	06/25/37	117	116,547

Countrywide Asset-Backed Certificates Trust, Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.390%)	2.441(c)	11/25/34	513	498,454
Credit Suisse Mortgage Trust,
Series 2018-RPL04, 144A	3.841	07/25/50	38,691	39,976,570
Series 2018-RPL08, Class A1, 144A	4.125(cc)	07/25/58	71,976	72,646,363
Credit-Based Asset Servicing & Securitization LLC,
Series 2004-CB05, Class M1, 1 Month LIBOR + 0.915% (Cap N/A, Floor 0.610%)	2.576(c)	01/25/34	2,422	2,368,461
Series 2004-CB08, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)	2.456(c)	12/25/35	2,025	2,007,826
CWABS, Inc., Asset-Backed Certificates Trust,
Series 2004-04, Class 1A, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.210%)	2.081(c)	08/25/34	2,726	2,513,498

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
CWABS, Inc., Asset-Backed Certificates Trust, (cont’d.)
Series 2004-05, Class 3A, 1 Month LIBOR + 0.460% (Cap N/A, Floor 0.230%)	2.121%(c)	09/25/34	154	$ 153,847
Series 2004-06, Class 2A4, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.450%)	2.561(c)	11/25/34	463	453,308
Encore Credit Receivables Trust,
Series 2005-01, Class M1, 1 Month LIBOR + 0.660% (Cap 12.000%, Floor 0.440%)	2.321(c)	07/25/35	2,592	2,591,878
Series 2005-03, Class M3, 1 Month LIBOR + 0.765% (Cap 15.000%, Floor 0.510%)	2.426(c)	10/25/35	8,185	8,187,010

FFMLT Trust, Series 2005-FF02, Class M4, 1 Month LIBOR + 0.885% (Cap N/A, Floor 0.590%)	2.546(c)	03/25/35	720	720,190
GSAMP Trust,
Series 2004-AR01, Class M1, 1 Month LIBOR + 0.975% (Cap N/A, Floor 0.650%)	2.636(c)	06/25/34	2,788	2,725,774
Series 2005-HE03, Class M3, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)	2.711(c)	06/25/35	3,500	3,512,334

JPMorgan Mortgage Acquisition Trust, Series 2007-CH05, Class A4, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)	1.821(c)	06/25/36	377	377,407
Legacy Mortgage Asset Trust,
Series 2017-RPL01, Class A, 144A, 1 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)	3.410(c)	01/28/70	14,503	14,694,018
Series 2019-GS01, Class A1, 144A	4.000	01/25/59	6,295	6,365,024
Series 2019-GS02, Class A1, 144A	3.750	01/25/59	32,306	32,615,952
Series 2019-GS03, Class A1, 144A	3.750	04/25/59	17,416	17,596,636
Series 2019-GS04, Class A1, 144A	3.438	05/25/59	54,252	54,663,675
Series 2019-SL01, Class A, 144A	4.000(cc)	12/28/54	19,372	19,568,949
Long Beach Mortgage Loan Trust,
Series 2003-04, Class AV1, 1 Month LIBOR + 0.620% (Cap N/A, Floor 0.310%)	2.281(c)	08/25/33	5,057	4,891,450
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.530%)	2.456(c)	06/25/34	140	137,220
Series 2004-04, Class 1A1, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.280%)	2.221(c)	10/25/34	14	13,323

LSFVT, Series 2019-01, 1 Month LIBOR + 2.000%^	3.781(c)	05/02/22	118,677	118,676,769
Merrill Lynch Mortgage Investors Trust,
Series 2004-OPT01, Class A1A, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.260%)	2.181(c)	06/25/35	415	413,472

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Merrill Lynch Mortgage Investors Trust, (cont’d.)
Series 2004-OPT01, Class A2A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.360%)	2.381%(c)	06/25/35		506	$ 498,624
Series 2004-WMC03, Class M2, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.230%)	3.506(c)	01/25/35		2,332	2,333,289

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WLL01, Class M3, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.490%)	2.396(c)	03/25/35		6,820	6,821,715
Specialty Underwriting & Residential Finance Trust,
Series 2003-BC02, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 0.750%)	2.786(c)	06/25/34		797	787,992
Series 2003-BC04, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)	2.561(c)	11/25/34		299	296,504
Series 2004-BC02, Class A2, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.270%)	2.201(c)	05/25/35		1,041	945,496
Series 2004-BC02, Class M1, 1 Month LIBOR + 0.825% (Cap N/A, Floor 0.550%)	2.486(c)	05/25/35		962	947,841
Structured Asset Investment Loan Trust,
Series 2003-BC07, Class 3A2, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.700%)	2.611(c)	07/25/33		1,051	1,046,024
Series 2003-BC08, Class 3A3, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.650%)	2.561(c)	08/25/33		190	190,356
Series 2003-BC10, Class A4, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)	2.661(c)	10/25/33		848	851,476
Series 2004-07, Class A8, 1 Month LIBOR + 1.200% (Cap N/A, Floor 0.600%)	2.861(c)	08/25/34		2,510	2,471,940
Series 2004-BNC01, Class A2, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)	2.661(c)	09/25/34		1,137	1,117,034
Series 2004-BNC01, Class A4, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.470%)	2.601(c)	09/25/34		952	937,447
Series 2005-06, Class M2, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.520%)	2.441(c)	07/25/35		10,890	10,891,917
Series 2005-07, Class M1, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.490%)	2.396(c)	08/25/35		1,179	1,181,588

TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	03/16/23	EUR	120,395	133,256,992
Towd Point Mortgage Trust,
Series 2015-02, Class 1M2, 144A	3.784(cc)	11/25/60		22,127	23,754,171
Series 2017-04, Class A1, 144A	2.750(cc)	06/25/57		47,912	48,808,675
Series 2017-06, Class A1, 144A	2.750(cc)	10/25/57		57,981	58,851,830

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities (cont’d.)
Towd Point Mortgage Trust, (cont’d.)
Series 2018-02, Class A1, 144A	3.250%(cc)	03/25/58	11,229	$ 11,510,816
Series 2018-03, Class A1, 144A	3.750(cc)	05/25/58	5,162	5,391,314
Series 2018-05, Class A1, 144A	3.250(cc)	07/25/58	28,034	29,094,990
Series 2018-06, Class A1A, 144A	3.750(cc)	03/25/58	2,695	2,791,624
				841,557,280
Small Business Loan 0.0%
Small Business Administration Participation Certificates,
Series 2001-20A, Class 1	6.290	01/01/21	6	6,110
Series 2003-20I, Class 1	5.130	09/01/23	10	10,177
				16,287
Student Loans 2.1%
Earnest Student Loan Program LLC, Series 2016-D, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.061(c)	01/25/41	1,512	1,525,712
Laurel Road Prime Student Loan Trust,
Series 2018-A, Class A, 144A	—(p)	02/25/43	82,210	84,418,579
Series 2018-C, Class A, 144A	—(p)	08/25/43	82,660	85,221,009
Series 2018-D, Class A, 144A	—(p)	11/25/43	95,823	99,790,533
Series 2019-A, Class R, 144A	—(p)	10/25/48	151,110	11,454,879

Sofi Alternative Trust, Series 2019-F, Class PT2, 144A	1.870(cc)	02/15/45	7,652	7,808,509
SoFi Alternative Trust,
Series 2019-B, Class PT, 144A	—(p)	12/15/45	237,447	246,567,221
Series 2019-D, Class 1PT, 144A	2.460(cc)	01/16/46	231,947	240,529,128
Series 2019-F, Class PT1, 144A	1.870(cc)	02/15/45	248,719	253,819,820

SoFi RR Funding Trust, Series 2019-01, Class A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)	2.911(c)	11/29/24	138,896	138,822,903
				1,169,958,293

Total Asset-Backed Securities (cost $12,120,645,398)				12,094,191,536

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans 1.1%
Building Materials 0.1%
Clay Holdco BV (Netherlands),
Facility B Loan, 3 Month EURIBOR + 5.000%	5.000%(c)	10/30/26	EUR	7,200	$ 8,000,132
Term Loan, 1 Month EURIBOR + 9.000%	9.000(c)	10/30/27	EUR	21,400	23,778,171
					31,778,303
Chemicals 0.0%
Starfruit Finco BV (Netherlands), Initial Euro Term Loan, 1 Month EURIBOR + 3.250%	3.250(c)	10/01/25	EUR	16,400	18,230,435
Computers 0.1%
McAfee LLC,
Second Lien Initial Loan, 3 Month LIBOR + 8.500%	10.159(c)	09/29/25		10,631	10,710,985
Term B USD Loan, 1 Month LIBOR + 3.750%	5.399(c)	09/30/24		20,484	20,560,820
					31,271,805
Foods 0.2%
Casino Guichard Perrachon SA (France), Term Loan B, 2 Month EURIBOR + 5.500%	5.500(c)	01/31/24	EUR	16,575	18,520,372
Froneri Finco SARL (United Kingdom), Term Loan^	—(p)	01/30/28		13,600	15,309,326
Sigma Bidco BV (Netherlands), Facility B-4 Loan, 1 Month GBP LIBOR + 4.000%	4.702(c)	07/02/25	GBP	43,800	57,295,670
					91,125,368
Healthcare-Products 0.0%
Avantor Funding, Inc., Term Loan	—(p)	11/21/24		3,203	3,579,358
Household Products/Wares 0.0%
Diamond BC BV, Initial Euro Term Loan, 1 - 3 Month EURIBOR + 3.250%	3.250(c)	09/06/24	EUR	13,057	14,156,778
Leisure Time 0.1%
HNVR Holdco Ltd. (United Kingdom), Facility C, 6 Month EURIBOR + 4.500%	4.500(c)	09/12/25	EUR	22,575	24,826,670

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Bank Loans (Continued)
Leisure Time (cont’d.)
Kiwi VFS SUB II Sarl (Luxembourg), Facility B-1 Loan, 3 Month GBP LIBOR + 3.750%	4.555%(c)	07/29/24	GBP	10,775	$ 14,250,612
Richmond UK Bidco Ltd. (United Kingdom), Facility B, 1 Month GBP LIBOR + 4.250%	4.958(c)	03/03/24	GBP	3,173	4,110,746
					43,188,028
Oil & Gas 0.0%
Chesapeake Energy Corp., Class A Loan, 3 Month LIBOR + 8.000%	9.928(c)	05/23/24		26,725	26,591,375
Pharmaceuticals 0.1%
Ceva Sante Animale SA (France), Term Loan, 3 Month EURIBOR + 4.750%	4.750(c)	04/13/26	EUR	25,150	28,081,468
Nidda Healthcare Holding AG (Germany), Facility C GBP, 3 Month GBP LIBOR + 4.500%	5.298(c)	08/21/24	GBP	17,000	22,448,500
					50,529,968
Retail 0.4%
BBD Bidco Ltd. (United Kingdom), Facility B1 Loan, 3 Month GBP LIBOR + 4.750%	5.545(c)	11/13/26	GBP	26,650	35,323,292
CD&R Dock Bidco Ltd. (United Kingdom),
Facility B, 1 Month GBP LIBOR + 5.000%	5.642(c)	03/15/26	GBP	7,900	10,497,150
Initial Facility Loan, 1 Month GBP LIBOR + 8.750%^	9.392(c)	03/15/27	GBP	10,100	13,203,680

EG America LLC (United Kingdom), Second Lien Facility (USD), 3 Month LIBOR + 8.000%^	9.961(c)	04/20/26		11,687	11,394,313
EG Finco Ltd. (United Kingdom),
Second Lien Term Loan, 1 - 3 Month EURIBOR + 7.750%	8.750(c)	04/20/26	EUR	11,744	12,926,900
Term B, 3 Month GBP LIBOR + 4.750%	5.542(c)	02/07/25	GBP	13,190	17,088,479
Term B-1, 3 Month EURIBOR + 4.000%	4.000(c)	02/07/25	EUR	29,304	32,250,262

Stonegate Pub Co. Ltd., Term Loan^	—(p)	10/31/27		81,850	105,921,266
					238,605,342
Telecommunications 0.1%
Sprint Communications, Inc.,
2018 Incremental Term Loan, 1 Month LIBOR + 3.000%^	4.688(c)	02/02/24		4,975	4,900,251

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Telecommunications (cont’d.)
Sprint Communications, Inc., (cont’d.)
Initial Term Loan, 1 Month LIBOR + 2.500%	4.188%(c)	02/02/24	20,249	$19,945,346

West Corp., Initial Term B Loan, 1 Month LIBOR + 4.000%	5.645(c)	10/10/24	32,567	27,728,234
				52,573,831

Total Bank Loans (cost $601,486,988)				601,630,591
Certificate of Deposit 0.1%
Sumitomo Mitsui Banking Corp., 3 Month LIBOR + 0.350% (cost $49,927,101)	2.198(c)	07/12/21	50,000	50,041,413
Commercial Mortgage-Backed Securities 13.6%
FHLMC Multifamily Structured Pass-Through Certificates,
Series K718, Class X1, IO	0.727(cc)	01/25/22	265,676	2,406,605
Series K726, Class X1, IO	1.015(cc)	04/25/24	153,736	4,238,521
Series K007, Class X1, IO	1.169(cc)	04/25/20	5,890	230
Series K008, Class X1, IO	1.632(cc)	06/25/20	113,574	97,788
Series K009, Class X1, IO	1.427(cc)	08/25/20	2,912	5,945
Series K014, Class X1, IO	1.324(cc)	04/25/21	11,219	103,480
Series K015, Class X1, IO	1.739(cc)	07/25/21	1,263	20,257
Series K019, Class X1, IO	1.730(cc)	03/25/22	114,648	2,989,238
Series K020, Class X1, IO	1.507(cc)	05/25/22	43,280	1,046,343
Series K021, Class X1, IO	1.556(cc)	06/25/22	203,447	5,351,963
Series K024, Class X1, IO	0.941(cc)	09/25/22	105,927	1,804,417
Series K025, Class X1, IO	0.943(cc)	10/25/22	27,468	486,450
Series K026, Class X1, IO	1.100(cc)	11/25/22	167,171	3,601,572
Series K027, Class X1, IO	0.878(cc)	01/25/23	248,088	4,370,142
Series K038, Class X1, IO	1.286(cc)	03/25/24	147,227	5,519,280
Series K043, Class X1, IO	0.664(cc)	12/25/24	74,956	1,628,848
Series K044, Class X1, IO	0.866(cc)	01/25/25	434,676	12,319,617
Series K052, Class X1, IO	0.795(cc)	11/25/25	302,129	9,262,449
Series K053, Class X1, IO	1.025(cc)	12/25/25	137,306	5,919,686
Series K055, Class X1, IO	1.499(cc)	03/25/26	276,728	18,923,296
Series K058, Class XAM, IO	0.943(cc)	08/25/26	59,334	2,850,833
Series K069, Class X1, IO	0.492(cc)	09/25/27	554,345	13,767,685
Series K087, Class X1, IO	0.510(cc)	12/25/28	423,972	12,623,205
Series K088, Class X1, IO	0.653(cc)	01/25/29	537,534	22,391,910
Series K090, Class X1, IO	0.853(cc)	02/25/29	461,204	26,588,826
Series K091, Class X1, IO	0.704(cc)	03/25/29	562,590	25,817,005

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
FHLMC Multifamily Structured Pass-Through Certificates, (cont’d.)
Series K092, Class XAM, IO	1.122%(cc)	04/25/29	53,046	$ 4,402,725
Series K093, Class X1, IO	1.092(cc)	05/25/29	410,279	31,171,054
Series K095, Class X1, IO	1.083(cc)	06/25/29	409,439	31,614,329
Series K096, Class X1, IO	1.257(cc)	07/25/29	239,226	22,056,786
Series K096, Class XAM, IO	1.522(cc)	07/25/29	56,489	6,667,802
Series K097, Class X1, IO	1.218(cc)	07/25/29	530,210	48,000,030
Series K100, Class X1, IO	0.770(cc)	09/25/29	515,575	28,752,635
Series K101, Class X1, IO	0.837(cc)	10/25/29	471,476	32,985,111
Series K102, Class X1	0.947(cc)	10/25/29	299,328	20,673,570
Series K1513, Class X1, IO	0.999(cc)	08/25/34	339,103	31,877,896
Series K735, Class X1, IO	1.102(cc)	05/25/26	276,969	14,084,406
Series KAIV, Class X1, IO	1.239(cc)	06/25/21	1,840	18,416
Series Q001, Class XA, IO	2.224(cc)	02/25/32	28,619	3,769,530
Series Q002, Class XA, IO	1.113(cc)	07/25/33	35,834	2,612,384
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.203(cc)	05/15/35	39,245	38,548,349
Series 2018-20TS, Class H, 144A	3.203(cc)	05/15/35	40,252	38,831,353

Assurant Commercial Mortgage Trust, Series 2016-01A, Class B, 144A	4.355(cc)	05/15/49	7,683	8,331,203
Banc of America Commercial Mortgage Trust, Series 2016-UB10, Class A3	2.903	07/15/49	5,200	5,457,358
BANK,
Series 2017-BNK05, Class A4	3.131	06/15/60	92,900	99,544,218
Series 2017-BNK06, Class A4	3.254	07/15/60	55,530	59,744,585
Series 2017-BNK08, Class A3	3.229	11/15/50	53,695	57,834,726
Series 2018-BNK11, Class A2	3.784	03/15/61	60,775	67,765,393
Series 2019-BN18, Class A3	3.325	05/15/62	57,000	62,043,235
Series 2019-BN20, Class A2	2.758	09/15/61	60,000	62,435,259
Series 2019-BN21, Class A2	2.300	10/17/52	9,516	9,637,619
Series 2019-BN21, Class A3	2.458	10/17/52	9,000	9,162,556
Series 2019-BN21, Class XB, IO	0.483(cc)	10/17/52	206,158	6,945,793
Series 2019-BN22, Class A3	2.726	11/15/62	41,000	42,682,982
Series 2019-BN24, Class A2	2.707	11/15/62	70,000	72,549,609

Barclays Commercial Mortgage Trust, Series 2019-C03, Class A3	3.319	05/15/52	50,000	54,319,387
BBCCRE Trust, Series 2015-GTP, Class A, 144A	3.966	08/10/33	31,000	33,932,354
BBCMS Mortgage Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	17,450	17,955,210
Series 2016-ETC, Class B, 144A	3.189	08/14/36	6,970	7,118,745
Series 2016-ETC, Class C, 144A	3.391	08/14/36	5,770	5,834,986
Series 2016-ETC, Class D, 144A	3.729(cc)	08/14/36	21,720	21,731,767
Series 2016-ETC, Class E, 144A	3.729(cc)	08/14/36	13,900	13,627,229

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
BBCMS Mortgage Trust, (cont’d.)
Series 2018-CHRS, Class D, 144A	4.409%(cc)	08/05/38	19,295	$20,015,563

BBCMS Trust, Series 2019-CLP, Class D, 144A, 1 Month LIBOR + 1.728% (Cap N/A, Floor 1.728%)	3.404(c)	12/15/31	25,932	25,805,479
Benchmark, Series 2018-B04, Class A4	3.858	07/15/51	40,000	44,890,771
Benchmark Mortgage Trust,
Series 2018-B02, Class A4	3.615	02/15/51	8,000	8,831,560
Series 2019-B10, Class A3	3.455	03/15/62	40,000	43,982,400
Series 2019-B11, Class A4	3.281	05/15/52	61,825	67,426,215
Series 2019-B12, Class A4	2.859	08/15/52	81,000	85,415,447
Series 2019-B13, Class A3	2.701	08/15/57	68,700	71,668,273
Series 2019-B14, Class A3	3.090	12/15/62	48,180	50,936,268
Series 2019-B14, Class A4	2.795	12/15/62	77,600	81,392,691
BX Commercial Mortgage Trust,
Series 2019-XL, Class F, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.676(c)	10/15/36	54,470	54,699,811
Series 2019-XL, Class G, 144A, 1 Month LIBOR + 2.300% (Cap N/A, Floor 2.300%)	3.976(c)	10/15/36	80,640	80,963,270
Series 2020-BXLP, Class F, 144A	—(p)	12/15/29	63,800	64,043,971

CCUBS Commercial Mortgage Trust, Series 2017-C01, Class A3	3.283(cc)	11/15/50	37,610	40,502,787
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	13,000	13,303,055
Series 2017-CD04, Class A3	3.248	05/10/50	60,000	64,541,603
Series 2017-CD05, Class A3	3.171	08/15/50	79,475	84,969,076
Series 2017-CD06, Class A4	3.190	11/13/50	121,000	129,867,268
Series 2018-CD07, Class A3	4.013	08/15/51	27,250	30,946,324
CFK Trust,
Series 2019-FAX, Class A, 144A	4.075	01/15/39	14,250	16,131,840
Series 2019-FAX, Class B, 144A	4.362	01/15/39	21,052	23,733,106

CG-CCRE Commercial Mortgage Trust, Series 2014-FL02, Class A, 144A, 1 Month LIBOR + 1.854% (Cap N/A, Floor 1.854%)	3.530(c)	11/15/31	1,902	1,898,007
CGMS Commercial Mortgage Trust, Series 2017-B01, Class A3	3.197	08/15/50	105,000	112,746,263
Citigroup Commercial Mortgage Trust,
Series 2014-GC25, Class A3	3.372	10/10/47	10,000	10,614,965
Series 2015-P01, Class XB, IO	0.053(cc)	09/15/48	58,898	153,783
Series 2016-GC37, Class A4	3.314	04/10/49	7,150	7,660,694
Series 2016-P06, Class A4	3.458	12/10/49	40,000	43,329,139
Series 2017-C04, Class A3	3.209	10/12/50	90,000	96,490,076
Series 2017-P07, Class A3	3.442	04/14/50	32,600	35,470,334

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
Citigroup Commercial Mortgage Trust, (cont’d.)
Series 2017-P08, Class A3	3.203%	09/15/50	43,825	$ 46,947,764
Series 2018-C06, Class A4	4.412	11/10/51	12,000	14,035,138
Series 2019-GC41, Class A4	2.620	08/10/56	120,000	124,498,130
Series 2019-SMRT, Class D, 144A	4.903(cc)	01/10/36	11,000	11,840,559
CityLine Commercial Mortgage Trust,
Series 2016-CLNE, Class B, 144A	2.871(cc)	11/10/31	40,376	41,072,396
Series 2016-CLNE, Class C, 144A	2.871(cc)	11/10/31	15,000	15,142,784
Commercial Mortgage Trust,
Series 2013-LC06, Class XA, IO	1.480(cc)	01/10/46	38,071	1,224,798
Series 2014-UBS03, Class A3	3.546	06/10/47	11,936	12,682,902
Series 2014-UBS04, Class A4	3.420	08/10/47	10,300	10,913,931
Series 2014-UBS05, Class A4	3.838	09/10/47	48,200	52,169,120
Series 2014-UBS06, Class A4	3.378	12/10/47	14,500	15,366,767
Series 2015-CR26, Class A4	3.630	10/10/48	8,380	9,089,987
Series 2015-CR27, Class A4	3.612	10/10/48	48,000	52,122,609
Series 2015-LC21, Class A4	3.708	07/10/48	2,490	2,704,001
Series 2015-PC01, Class A5	3.902	07/10/50	22,200	24,255,641
Series 2016-COR01, Class A3	2.826	10/10/49	43,000	44,897,837
Series 2016-CR28, Class A4	3.762	02/10/49	24,141	26,447,690
Series 2016-DC02, Class A5	3.765	02/10/49	8,925	9,769,304
Series 2017-COR02, Class A2	3.239	09/10/50	116,925	125,751,233
Series 2018-COR03, Class A2	3.961	05/10/51	75,000	84,408,592
Series 2019-GC44, Class A4	2.698	08/15/57	34,500	35,791,664

Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class E, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 2.150%)	3.826(c)	05/15/36	113,675	114,177,263
Credit Suisse Mortgage Capital LLC, Series 2014-USA, Class A2, 144A	3.953	09/15/37	67,190	72,546,781
Credit Suisse Mortgage Trust, Series 2016-NXSR, Class A4	3.795(cc)	12/15/49	13,245	14,626,804
CSAIL Commercial Mortgage Trust,
Series 2015-C03, Class A4	3.718	08/15/48	44,389	48,246,952
Series 2015-C03, Class XB, IO	0.250(cc)	08/15/48	86,961	1,024,444
Series 2016-C07, Class A4	3.210	11/15/49	6,500	6,880,687
Series 2018-CX11, Class A3	4.095	04/15/51	24,784	27,204,566
Series 2018-CX11, Class A4	3.766	04/15/51	25,600	28,410,761
Series 2019-C16, Class A2	3.067	06/15/52	38,000	40,435,944
Series 2019-C17, Class A4	2.763	09/15/52	37,150	38,641,247
DBJPM Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	57,450	59,522,046
Series 2017-C06, Class A4	3.071	06/10/50	61,475	65,397,348
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.935(cc)	12/10/36	23,405	24,864,520
Series 2016-85T, Class E, 144A	3.935(cc)	12/10/36	22,177	22,935,317

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

Eleven Madison Mortgage Trust, Series 2015-11MD, Class C, 144A	3.673%(cc)	09/10/35	30,650	$ 32,332,128
Fannie Mae-Aces, Series 2015-M08, Class AB2	2.829(cc)	01/25/25	4,493	4,686,509
FREMF Mortgage Trust,
Series 2013-K27, Class X2A, IO, 144A	0.100	01/25/46	1,238,275	2,803,132
Series 2013-K32, Class X2A, IO, 144A	0.100	10/25/46	1,119,457	2,910,264

GS Mortgage Securities Corp. II, Series 2018-GS10, Class A4	3.890	07/10/51	55,725	62,629,500
GS Mortgage Securities Trust,
Series 2013-GC16, Class XA, IO	1.211(cc)	11/10/46	24,488	813,427
Series 2014-GC22, Class XB, IO	0.456(cc)	06/10/47	37,110	568,002
Series 2014-GC24, Class A5	3.931	09/10/47	1,000	1,082,794
Series 2015-GC32, Class XB, IO	0.010(cc)	07/10/48	60,188	28,144
Series 2015-GS01, Class A2	3.470	11/10/48	25,950	27,933,850
Series 2017-GS05, Class A3	3.409	03/10/50	46,400	50,253,027
Series 2017-GS06, Class A2	3.164	05/10/50	70,600	75,455,434
Series 2017-GS07, Class A3	3.167	08/10/50	114,260	122,545,859
Series 2017-GS08, Class A3	3.205	11/10/50	100,000	106,848,169
Series 2019-GC39, Class A3	3.307	05/10/52	73,000	79,181,627
Series 2019-GC40, Class A3	2.904	07/10/52	50,000	52,957,081
Series 2019-GSA01, Class A2	2.613	11/10/52	16,000	16,428,724
Series 2019-GSA01, Class A3	2.794	11/10/52	42,000	43,894,211

Houston Galleria Mall Trust, Series 2015-HGLR, Class XCP, IO, 144A	0.315(cc)	03/05/23	525,000	3,555,982
IMT Trust, Series 2017-APTS, Class AFX, 144A	3.478	06/15/34	7,630	8,052,329
Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35	15,550	16,796,060
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C21, Class A4	3.493	08/15/47	9,504	10,011,060
Series 2014-C23, Class XA, IO	0.785(cc)	09/15/47	54,018	1,332,893
Series 2014-C24, Class A3	3.098	11/15/47	8,040	8,094,666
Series 2014-C25, Class A4A1	3.408	11/15/47	4,940	5,247,775
Series 2014-C26, Class A3	3.231	01/15/48	11,083	11,690,309
Series 2015-C28, Class A4	3.227	10/15/48	20,000	21,189,679
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP07, Class A4	3.195	09/15/50	70,600	75,860,165
Series 2019-COR04, Class A3	3.763	03/10/52	31,250	34,510,339
Series 2019-COR04, Class A4	3.758	03/10/52	31,675	35,384,986
Series 2019-COR05, Class A3	3.123	06/13/52	38,600	41,452,641
Series 2019-COR05, Class XB	1.120(cc)	06/13/52	65,497	5,321,926
JPMDB Commercial Mortgage Securities Trust,
Series 2016-C04, Class A2	2.882	12/15/49	53,000	55,805,835

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
JPMDB Commercial Mortgage Securities Trust, (cont’d.)
Series 2017-C05, Class A4	3.414%	03/15/50	36,250	$ 39,066,608
Series 2017-C07, Class A4	3.147	10/15/50	90,000	96,498,935
Series 2019-COR06, Class A3	2.795	11/13/52	81,750	85,276,134
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2014-C20, Class A3A1	3.472	07/15/47	3,516	3,580,817
Series 2016-JP02, Class A3	2.559	08/15/49	40,000	41,200,422
Series 2016-JP03, Class A4	2.627	08/15/49	32,250	33,417,565

LSTAR Commercial Mortgage Trust, Series 2017-05, Class A4, 144A	3.390	03/10/50	8,500	8,834,400
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2012-C05, Class XA, IO, 144A	1.595(cc)	08/15/45	40,366	1,093,053
Series 2013-C07, Class A3	2.655	02/15/46	5,680	5,791,504
Series 2013-C08, Class A3	2.863	12/15/48	3,061	3,140,585
Series 2013-C09, Class A3	2.834	05/15/46	709	728,486
Series 2015-C24, Class A3	3.479	05/15/48	8,425	9,016,528
Series 2015-C24, Class A4	3.732	05/15/48	20,554	22,349,482
Series 2015-C24, Class XA, IO	0.903(cc)	05/15/48	162,686	5,370,033
Series 2015-C25, Class A5	3.635	10/15/48	32,300	34,993,201
Series 2016-C30, Class A5	2.860	09/15/49	37,200	38,928,923
Series 2016-C31, Class A4	2.840	11/15/49	42,000	44,020,987
Series 2016-C31, Class A5	3.102	11/15/49	11,509	12,244,890
Series 2017-C34, Class A3	3.276	11/15/52	20,000	21,524,384
Morgan Stanley Capital I Trust,
Series 2015-UBS08, Class A3	3.540	12/15/48	15,000	16,143,436
Series 2015-UBS08, Class A4	3.809	12/15/48	3,900	4,245,084
Series 2017-H01, Class A4	3.259	06/15/50	56,175	60,311,625
Series 2018-H03, Class A4	3.914	07/15/51	36,000	40,562,797
Series 2018-H04, Class A3	4.043	12/15/51	33,525	37,974,056
Series 2018-H04, Class A4	4.310	12/15/51	14,120	16,389,709
Series 2019-H06, Class A3	3.158	06/15/52	47,750	51,227,173
Series 2019-H07, Class A3	3.005	07/15/52	72,600	77,069,406
Series 2019-L02, Class A3	3.806	03/15/52	41,900	47,066,288
Series 2019-L03, Class A3	2.874	11/15/52	40,500	42,627,694
Series 2019-MEAD, Class E, 144A	3.177	11/10/36	25,000	24,253,739

Olympic Tower Mortgage Trust, Series 2017-OT, Class C, 144A	4.077(cc)	05/10/39	21,000	22,869,565
SG Commercial Mortgage Securities Trust, Series 2019-PREZ, Class A, 144A	3.021	09/15/39	35,000	36,897,345
Shops at Crystals Trust, Series 2016-CSTL, Class A, 144A	3.126	07/05/36	21,955	22,842,417
UBS Commercial Mortgage Trust,
Series 2017-C02, Class A3	3.225	08/15/50	98,815	105,697,124

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
UBS Commercial Mortgage Trust, (cont’d.)
Series 2017-C03, Class A3	3.167%	08/15/50	78,800	$ 84,190,518
Series 2017-C05, Class A4	3.212	11/15/50	32,275	34,628,660
Series 2017-C06, Class A4	3.320	12/15/50	50,000	53,999,101
Series 2018-C10, Class A3	4.048	05/15/51	69,500	79,145,609
Series 2018-C11, Class A4	3.977	06/15/51	40,000	45,179,630
Series 2018-C15, Class A3	4.075	12/15/51	48,100	55,096,739
Series 2019-C16, Class A3	3.344	04/15/52	31,500	34,223,552
Series 2019-C16, Class XB, IO	1.028(cc)	04/15/52	96,253	7,386,917
Series 2019-C17, Class A3	2.669	10/15/52	80,675	83,275,366
Series 2019-C17, Class ASB	2.866	10/15/52	21,050	22,146,326
Series 2019-C18, Class A3	2.782	12/15/52	37,850	39,427,447
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3	2.920	03/10/46	4,638	4,731,914
Series 2013-C05, Class XA, IO, 144A	1.087(cc)	03/10/46	12,617	299,292
Series 2013-C05, Class XB, IO, 144A	0.577(cc)	03/10/46	96,528	1,341,826
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class A4	3.548	08/15/50	5,910	6,180,955
Series 2015-LC20, Class A4	2.925	04/15/50	7,160	7,464,863
Series 2015-NXS02, Class A4	3.498	07/15/58	13,700	14,718,250
Series 2016-C34, Class XB, IO	1.107(cc)	06/15/49	36,018	2,037,740
Series 2016-C35, Class A3	2.674	07/15/48	60,000	62,294,019
Series 2016-C35, Class XB, IO	1.094(cc)	07/15/48	55,952	3,167,577
Series 2016-C36, Class A3	2.807	11/15/59	53,000	55,363,917
Series 2016-NXS06, Class A3	2.642	11/15/49	37,500	38,753,252
Series 2017-C38, Class A4	3.190	07/15/50	80,000	85,620,163
Series 2017-C39, Class A4	3.157	09/15/50	115,000	122,904,408
Series 2017-C40, Class A3	3.317	10/15/50	45,680	49,282,158
Series 2018-C43, Class A4	4.012(cc)	03/15/51	1,000	1,130,246
Series 2018-C44, Class A4	3.948	05/15/51	70,885	80,038,180
Series 2018-C45, Class A3	3.920	06/15/51	49,000	55,119,656
Series 2018-C47, Class A3	4.175	09/15/61	59,016	67,705,492
Series 2018-C48, Class A5	4.302	01/15/52	10,000	11,601,961
Series 2019-C50, Class A4	3.466	05/15/52	35,300	38,754,382
Series 2019-C52, Class A4	2.643	08/15/52	86,325	88,962,046
Series 2019-C53, Class A3	2.787	10/15/52	35,000	36,573,391
Series 2019-C54, Class A3	2.892	12/15/52	44,250	46,601,097

Total Commercial Mortgage-Backed Securities (cost $7,164,964,948)				7,547,593,319

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds 34.9%
Advertising 0.0%
National CineMedia LLC, Sr. Unsec’d. Notes(a)	5.750%	08/15/26	3,400	$ 3,370,039
Aerospace & Defense 0.6%
Boeing Co. (The),
Sr. Unsec’d. Notes	3.200	03/01/29	15,385	16,180,281
Sr. Unsec’d. Notes(a)	3.600	05/01/34	42,375	46,159,067
Sr. Unsec’d. Notes(a)	3.750	02/01/50	2,850	3,080,924
Sr. Unsec’d. Notes	3.900	05/01/49	10,220	11,283,471
Sr. Unsec’d. Notes	3.950	08/01/59	13,770	14,847,813
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	62,300	61,219,114
Sr. Unsec’d. Notes, 144A(a)	7.500	03/15/25	46,680	45,122,867
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	55,956	53,154,888

L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.832	04/27/25	2,700	2,928,073
Lockheed Martin Corp., Sr. Unsec’d. Notes	2.900	03/01/25	5,164	5,436,913
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes	3.200	03/15/24	25,000	26,364,768
Sr. Unsec’d. Notes(a)	3.500	03/15/27	21,445	23,394,084

Spirit AeroSystems, Inc., Gtd. Notes	3.850	06/15/26	6,000	6,014,840
United Technologies Corp.,
Sr. Unsec’d. Notes(a)	2.800	05/04/24	7,561	7,876,709
Sr. Unsec’d. Notes	4.125	11/16/28	21,550	24,818,351
				347,882,163
Agriculture 0.3%
Altria Group, Inc.,
Gtd. Notes	2.850	08/09/22	8,241	8,438,991
Gtd. Notes	3.490	02/14/22	17,114	17,660,282
BAT Capital Corp. (United Kingdom),
Gtd. Notes(a)	2.789	09/06/24	37,430	38,268,338
Gtd. Notes(a)	3.222	08/15/24	27,775	28,887,558
Gtd. Notes	3.557	08/15/27	25,000	26,213,264
Gtd. Notes	4.390	08/15/37	3,115	3,244,754
Reynolds American, Inc. (United Kingdom),
Gtd. Notes	4.000	06/12/22	7,255	7,592,965
Gtd. Notes	4.450	06/12/25	21,668	23,727,347

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Agriculture (cont’d.)

Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125%	02/01/25	11,650	$ 11,577,020
				165,610,519
Airlines 0.4%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	4,386	4,684,222
American Airlines 2013-2 Class A Pass-Through Trust, Pass-Through Certificates(a)	4.950	07/15/24	4,893	5,137,770
American Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates(a)	3.700	04/01/28	2,252	2,413,399
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	9,190	9,675,159
American Airlines 2015-2 Class AA Pass-Through Trust, Pass-Through Certificates	3.600	03/22/29	10,449	11,190,807
Continental Airlines 2001-1 Class A-1 Pass-Through Trust, Pass-Through Certificates	6.703	12/15/22	1	524
Continental Airlines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	5.983	10/19/23	324	340,901
Continental Airlines 2010-1 Class A Pass-Through Trust, Pass-Through Certificates	4.750	07/12/22	184	187,466
Continental Airlines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates	4.150	10/11/25	2,006	2,133,817
Continental Airlines 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.000	04/29/26	682	727,957
Delta Air Lines 2007-1 Class A Pass-Through Trust, Pass-Through Certificates	6.821	02/10/24	1,168	1,278,578
Delta Air Lines 2012-1 Class A Pass-Through Trust, Pass-Through Certificates, Series A	4.750	11/07/21	596	600,873
Delta Air Lines, Inc., Sr. Unsec’d. Notes	3.625	03/15/22	107,488	110,603,061

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Airlines (cont’d.)
United Airlines 2015-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.450%	06/01/29		9,238	$ 9,825,680
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30		14,782	15,140,072
United Airlines 2018-1 Class AA Pass-Through Trust, Pass-Through Certificates	3.500	09/01/31		11,800	12,432,333
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33		9,940	10,190,039
US Airways 2012-2 Class A Pass-Through Trust, Pass-Through Certificates	4.625	12/03/26		1,466	1,596,089
					198,158,747
Apparel 0.1%
Michael Kors USA, Inc., Gtd. Notes, 144A	4.000	11/01/24		10,000	10,508,263
PVH Corp.,
Sr. Unsec’d. Notes, 144A	3.125	12/15/27	EUR	2,095	2,608,460
Sr. Unsec’d. Notes, 144A	3.625	07/15/24	EUR	10,240	12,791,783
					25,908,506
Auto Manufacturers 1.1%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.410%	2.258(c)	04/12/21		11,995	12,026,523
Gtd. Notes, 144A	3.100	04/12/21		16,005	16,269,587

Daimler Finance North America LLC (Germany), Gtd. Notes, 144A	3.350	05/04/21		10,540	10,719,159
Ford Holdings LLC, Gtd. Notes	9.375	03/01/20		3,300	3,314,365
Ford Motor Co., Sr. Unsec’d. Notes	6.375	02/01/29		2,595	2,879,358
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.459	03/27/20		16,095	16,097,837
Sr. Unsec’d. Notes	3.087	01/09/23		26,375	26,609,818
Sr. Unsec’d. Notes	3.096	05/04/23		12,090	12,168,303
Sr. Unsec’d. Notes	3.219	01/09/22		12,975	13,116,181
Sr. Unsec’d. Notes	3.336	03/18/21		21,363	21,575,672
Sr. Unsec’d. Notes(a)	3.350	11/01/22		30,975	31,446,127

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC, (cont’d.)
Sr. Unsec’d. Notes(a)	3.810%	01/09/24		5,000	$ 5,119,408
Sr. Unsec’d. Notes	3.813	10/12/21		2,000	2,040,842
Sr. Unsec’d. Notes	4.271	01/09/27		32,500	33,021,946
Sr. Unsec’d. Notes	4.375	08/06/23		13,975	14,630,485
Sr. Unsec’d. Notes	5.085	01/07/21		5,500	5,643,025
Sr. Unsec’d. Notes	5.596	01/07/22		20,000	21,071,656
Sr. Unsec’d. Notes, GMTN(a)	4.389	01/08/26		225	231,792
General Motors Co.,
Sr. Unsec’d. Notes	4.000	04/01/25		5,560	5,938,718
Sr. Unsec’d. Notes	4.875	10/02/23		3,725	4,043,209
Sr. Unsec’d. Notes	6.250	10/02/43		2,785	3,293,201
Sr. Unsec’d. Notes(a)	6.600	04/01/36		4,470	5,460,884
General Motors Financial Co., Inc.,
Gtd. Notes, 3 Month LIBOR + 0.850%	2.728(c)	04/09/21		11,990	12,040,010
Gtd. Notes	3.450	04/10/22		27,425	28,134,937
Gtd. Notes	3.550	04/09/21		9,070	9,230,748
Gtd. Notes	3.700	05/09/23		21,265	22,144,479
Gtd. Notes	3.850	01/05/28		20,453	21,267,532
Gtd. Notes	4.000	10/06/26		7,785	8,232,317
Gtd. Notes(a)	4.350	01/17/27		23,775	25,509,266
Gtd. Notes	5.250	03/01/26		2,450	2,759,384
Sr. Unsec’d. Notes	2.900	02/26/25		47,045	47,529,711

Harley-Davidson Financial Services, Inc., Gtd. Notes, 144A, MTN	2.150	02/26/20		12,370	12,371,117
Navistar International Corp., Gtd. Notes, 144A(a)	6.625	11/01/25		8,834	9,262,890
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, EMTN	2.600(cc)	10/24/25		113,386	120,770,592
					585,971,079
Auto Parts & Equipment 0.2%
Adient Global Holdings Ltd.,
Gtd. Notes, 144A	3.500	08/15/24	EUR	9,692	10,345,828
Gtd. Notes, 144A	4.875	08/15/26		6,200	5,853,880

Adient US LLC, Sr. Sec’d. Notes, 144A(a)	7.000	05/15/26		15,025	16,453,564
American Axle & Manufacturing, Inc.,
Gtd. Notes(a)	6.250	03/15/26		6,325	6,453,534
Gtd. Notes(a)	6.500	04/01/27		46,345	47,400,984
Gtd. Notes(a)	6.625	10/15/22		5,000	5,071,521

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625%	11/15/26	725	$ 673,393
Dana Financing Luxembourg Sarl, Gtd. Notes, 144A(a)	5.750	04/15/25	5,513	5,748,646
Lear Corp., Sr. Unsec’d. Notes	5.250	01/15/25	2,100	2,166,606
Magna International, Inc. (Canada),
Sr. Unsec’d. Notes(a)	3.625	06/15/24	4,285	4,589,467
Sr. Unsec’d. Notes(a)	4.150	10/01/25	3,900	4,292,260

ZF North America Capital, Inc. (Germany), Gtd. Notes, 144A	4.500	04/29/22	681	708,013
				109,757,696
Banks 9.0%
Banco de Credito del Peru (Peru), Sr. Unsec’d. Notes, 144A	4.250	04/01/23	2,532	2,677,644
Banco Nacional de Costa Rica (Costa Rica), Sr. Unsec’d. Notes, 144A	5.875	04/25/21	12,023	12,334,518
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%	2.968(c)	04/12/23	3,400	3,438,320
Sr. Unsec’d. Notes	3.125	02/23/23	7,600	7,836,544
Sr. Unsec’d. Notes	3.500	04/11/22	6,600	6,805,964
Sr. Unsec’d. Notes	3.848	04/12/23	5,200	5,479,544
Bank of America Corp.,
Jr. Sub. Notes, Series DD	6.300(ff)	–(rr)	49,750	57,753,157
Jr. Sub. Notes, Series FF	5.875(ff)	–(rr)	31,720	35,455,992
Jr. Sub. Notes, Series JJ	5.125(ff)	–(rr)	4,865	5,140,621
Jr. Sub. Notes, Series MM	4.300(ff)	–(rr)	69,360	69,362,374
Sr. Unsec’d. Notes	2.738(ff)	01/23/22	23,770	23,986,429
Sr. Unsec’d. Notes	3.004(ff)	12/20/23	3,493	3,598,926
Sr. Unsec’d. Notes	3.366(ff)	01/23/26	36,535	38,812,382
Sr. Unsec’d. Notes	3.419(ff)	12/20/28	30,155	32,364,420
Sr. Unsec’d. Notes, GMTN	2.625	04/19/21	3,560	3,600,288
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	79,940	86,751,783
Sr. Unsec’d. Notes, MTN(a)	3.194(ff)	07/23/30	30,315	32,289,550
Sr. Unsec’d. Notes, MTN	3.499(ff)	05/17/22	42,510	43,470,967
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	43,120	47,214,199
Sr. Unsec’d. Notes, MTN(a)	3.974(ff)	02/07/30	31,835	35,766,616
Sr. Unsec’d. Notes, MTN(a)	4.000	04/01/24	2,055	2,227,258
Sr. Unsec’d. Notes, MTN	4.125	01/22/24	16,890	18,350,477
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	1,030	1,173,490

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Bank of America Corp., (cont’d.)
Sr. Unsec’d. Notes, MTN	4.330%(ff)	03/15/50	104,325	$ 130,141,031
Sub. Notes, MTN	4.000	01/22/25	44,250	47,926,115
Sub. Notes, MTN	4.200	08/26/24	5,580	6,067,632
Sub. Notes, MTN	4.450	03/03/26	45,890	51,231,942
Sub. Notes, Series L, MTN	3.950	04/21/25	19,960	21,610,359
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F	4.625(ff)	–(rr)	17,715	18,723,951
Sr. Unsec’d. Notes, MTN	2.200	08/16/23	19,930	20,244,182
Sr. Unsec’d. Notes, MTN	2.950	01/29/23	4,360	4,517,237
Sr. Unsec’d. Notes, Series G, MTN	3.000	02/24/25	9,393	9,897,500
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.650	03/16/25	32,165	34,193,120
Sr. Unsec’d. Notes(a)	3.684	01/10/23	12,425	12,787,337
Sr. Unsec’d. Notes(a)	3.932(ff)	05/07/25	71,450	76,010,199
Sr. Unsec’d. Notes	4.610(ff)	02/15/23	64,345	67,427,497
Sr. Unsec’d. Notes	4.950	01/10/47	4,800	5,913,896
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	18,800	21,795,416
Sub. Notes(a)	5.088(ff)	06/20/30	40,160	46,066,389

BBVA Bancomer SA (Mexico), Sub. Notes	6.500	03/10/21	577	601,684
BNG Bank NV (Netherlands), Sr. Unsec’d. Notes, EMTN	0.500	03/29/21	1,500	1,467,118
BNP Paribas SA (France),
Gtd. Notes, MTN	3.250	03/03/23	9,010	9,412,191
Sr. Unsec’d. Notes, 144A	3.052(ff)	01/13/31	43,050	44,117,290
Sr. Unsec’d. Notes, 144A	3.375	01/09/25	59,970	63,267,352
Sr. Unsec’d. Notes, 144A	4.400	08/14/28	20,035	22,699,020
Sr. Unsec’d. Notes, 144A, MTN(a)	2.950	05/23/22	1,435	1,468,254
Sr. Unsec’d. Notes, 144A, MTN	3.500	03/01/23	12,520	13,080,526
Sub. Notes, 144A, MTN	4.375	05/12/26	8,755	9,566,673
BPCE SA (France),
Gtd. Notes, 144A, MTN	3.000	05/22/22	4,005	4,101,035
Sr. Unsec’d. Notes, 144A, MTN	3.250	01/11/28	20,350	21,619,758
Sr. Unsec’d. Notes, 144A, MTN	3.500	10/23/27	4,330	4,615,709
Sub. Notes, 144A, MTN	4.500	03/15/25	3,000	3,281,036
Sub. Notes, 144A, MTN	4.625	07/11/24	3,460	3,769,206
Sub. Notes, 144A, MTN	4.875	04/01/26	1,015	1,139,538

Capital One NA, Sr. Unsec’d. Notes(a)	2.950	07/23/21	8,385	8,522,193
CITIC Ltd. (China), Sr. Unsec’d. Notes, EMTN	6.800	01/17/23	1,800	2,017,453

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950%(ff)	–(rr)	51,035	$ 51,908,361
Jr. Sub. Notes, Series R	6.125(ff)	–(rr)	6,590	6,767,406
Jr. Sub. Notes, Series T	6.250(ff)	–(rr)	9,660	11,015,044
Jr. Sub. Notes, Series U	5.000(ff)	–(rr)	40,750	42,591,256
Jr. Sub. Notes, Series V	4.700(ff)	–(rr)	30,535	31,078,306
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	185,580	187,945,137
Sr. Unsec’d. Notes	2.750	04/25/22	3,065	3,118,584
Sr. Unsec’d. Notes	2.876(ff)	07/24/23	7,800	7,972,910
Sr. Unsec’d. Notes	3.200	10/21/26	47,585	50,451,473
Sr. Unsec’d. Notes(a)	3.400	05/01/26	20,000	21,482,985
Sr. Unsec’d. Notes(a)	3.520(ff)	10/27/28	27,530	29,671,433
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	12,612	13,731,525
Sr. Unsec’d. Notes	3.700	01/12/26	21,150	22,966,019
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	1,700	1,866,944
Sr. Unsec’d. Notes	4.044(ff)	06/01/24	4,520	4,824,257
Sr. Unsec’d. Notes	8.125	07/15/39	985	1,692,701
Sub. Notes	4.300	11/20/26	1,175	1,306,237
Sub. Notes	4.400	06/10/25	22,755	25,135,786
Sub. Notes	4.450	09/29/27	36,150	40,671,650
Sub. Notes	4.750	05/18/46	42,640	52,848,649

Citizens Bank NA, Sr. Unsec’d. Notes	2.250	03/02/20	5,770	5,772,154
Corp. Financiera de Desarrollo SA (Peru),
Sr. Unsec’d. Notes	4.750	02/08/22	6,000	6,294,373
Sr. Unsec’d. Notes, 144A	4.750	02/08/22	8,176	8,577,132

Credit Agricole SA (France), Jr. Sub. Notes	7.875(ff)	–(rr)	1,000	1,138,426
Credit Suisse AG (Switzerland), Sr. Unsec’d. Notes, MTN	3.625	09/09/24	6,450	6,916,042
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	8,734	9,519,799
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	3,541	3,922,700
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes	3.750	03/26/25	3,590	3,851,397
Gtd. Notes	3.800	09/15/22	1,930	2,021,058
Gtd. Notes	3.800	06/09/23	23,170	24,490,935
Gtd. Notes	4.550	04/17/26	4,315	4,866,483

Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	3.244(ff)	12/20/25	22,650	23,382,803

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes	3.150%	01/22/21		4,950	$ 4,993,969
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.290%	3.192(c)	02/04/21		18,675	18,727,356
Sr. Unsec’d. Notes	3.950	02/27/23		9,250	9,593,497
Sr. Unsec’d. Notes	4.250	02/04/21		26,360	26,851,136
Sr. Unsec’d. Notes, GMTN	3.375	05/12/21		2,160	2,191,593
Sr. Unsec’d. Notes, Series D	5.000	02/14/22		79,400	83,165,775
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN	3.125	09/06/23		13,200	13,891,132
Gov’t. Gtd. Notes, EMTN(a)	2.750	09/16/25		6,500	6,868,170
Sr. Unsec’d. Notes, EMTN	2.235	04/28/22		1,000	1,009,212
Sr. Unsec’d. Notes, EMTN	2.868	09/05/23		10,000	10,364,603
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes	2.250	02/18/20		6,005	6,006,284
Gov’t. Liquid Gtd. Notes, 144A	1.625	10/16/24		5,250	5,255,877
Gov’t. Liquid Gtd. Notes, 144A	2.250	02/18/20		5,750	5,751,229
Gov’t. Liquid Gtd. Notes, 144A, MTN	3.250	09/26/23		16,750	17,735,125
Gov’t. Liquid Gtd. Notes, EMTN	1.125	06/15/22	GBP	8,000	10,638,165
Gov’t. Liquid Gtd. Notes, EMTN	2.125	02/12/25	GBP	90,700	126,348,587
Discover Bank,
Sr. Unsec’d. Notes(a)	3.450	07/27/26		6,775	7,186,020
Sr. Unsec’d. Notes	4.200	08/08/23		9,280	9,944,373
Sr. Unsec’d. Notes	4.250	03/13/26		675	743,388
Sub. Notes	7.000	04/15/20		6,980	7,049,039

First Abu Dhabi Bank PJSC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	3.000	03/30/22		3,600	3,657,169
Goldman Sachs Bank USA, Sr. Unsec’d. Notes	3.200	06/05/20		11,260	11,312,271
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M	5.375(ff)	–(rr)		17,210	17,313,347
Jr. Sub. Notes, Series O	5.300(ff)	–(rr)		40,010	43,521,024
Jr. Sub. Notes, Series P	5.000(ff)	–(rr)		5,000	5,069,249
Sr. Unsec’d. Notes	2.908(ff)	06/05/23		16,250	16,601,614
Sr. Unsec’d. Notes	3.272(ff)	09/29/25		25,500	26,811,178
Sr. Unsec’d. Notes	3.500	01/23/25		24,570	26,166,402
Sr. Unsec’d. Notes	3.500	11/16/26		19,290	20,598,636
Sr. Unsec’d. Notes	3.625	02/20/24		5,120	5,443,580
Sr. Unsec’d. Notes	3.750	02/25/26		31,653	34,267,059
Sr. Unsec’d. Notes(a)	3.814(ff)	04/23/29		20,450	22,517,704
Sr. Unsec’d. Notes(a)	3.850	01/26/27		56,150	60,960,922
Sr. Unsec’d. Notes	5.750	01/24/22		16,755	18,020,822
Sr. Unsec’d. Notes, EMTN	2.100(cc)	11/26/22		14,100	14,163,491

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes, EMTN	2.500%(cc)	05/31/24	90,768	$ 95,457,472
Sr. Unsec’d. Notes, MTN(a)	2.905(ff)	07/24/23	29,890	30,559,387
Sr. Unsec’d. Notes, Series D, MTN	6.000	06/15/20	7,855	7,973,137
Sub. Notes	5.150	05/22/45	12,425	16,082,661
Sub. Notes	6.750	10/01/37	276	396,107

HSBC Bank PLC (United Kingdom), Sr. Unsec’d. Notes, EMTN	2.850(ff)	09/28/24	10,000	9,802,652
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.600%	2.504(c)	05/18/21	16,615	16,634,633
Sr. Unsec’d. Notes	3.900	05/25/26	4,175	4,536,970
Sr. Unsec’d. Notes, 3 Month LIBOR + 2.240%	4.125(c)	03/08/21	230	235,058
Sr. Unsec’d. Notes	4.292(ff)	09/12/26	1,625	1,784,438
Sr. Unsec’d. Notes	4.583(ff)	06/19/29	41,115	46,970,774
Sr. Unsec’d. Notes	4.875	01/14/22	450	476,257
Sub. Notes(a)	4.250	03/14/24	5,560	5,976,139

ICICI Bank Ltd. (India), Sr. Unsec’d. Notes, EMTN	3.250	09/09/22	2,200	2,244,638
ING Groep NV (Netherlands), Sr. Unsec’d. Notes(a)	3.550	04/09/24	2,400	2,544,929
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC(a)	4.625(ff)	–(rr)	30,100	30,678,505
Jr. Sub. Notes, Series FF	5.000(ff)	–(rr)	29,225	30,572,280
Jr. Sub. Notes, Series HH	4.600(ff)	–(rr)	43,485	44,350,570
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	5.240(c)	–(rr)	2,878	2,904,027
Jr. Sub. Notes, Series S	6.750(ff)	–(rr)	29,650	33,418,154
Jr. Sub. Notes, Series Z	5.300(ff)	–(rr)	21,720	21,851,179
Sr. Unsec’d. Notes	2.550	03/01/21	2,567	2,590,196
Sr. Unsec’d. Notes(a)	2.739(ff)	10/15/30	100,695	103,513,290
Sr. Unsec’d. Notes	2.950	10/01/26	19,630	20,650,956
Sr. Unsec’d. Notes	3.125	01/23/25	20,770	21,918,069
Sr. Unsec’d. Notes	3.200	01/25/23	8,265	8,611,836
Sr. Unsec’d. Notes	3.200	06/15/26	17,100	18,189,024
Sr. Unsec’d. Notes	3.250	09/23/22	8,770	9,106,274
Sr. Unsec’d. Notes	3.300	04/01/26	30,910	33,058,831
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	61,905	67,181,964
Sr. Unsec’d. Notes	3.702(ff)	05/06/30	95,445	105,421,952
Sr. Unsec’d. Notes(a)	3.782(ff)	02/01/28	6,133	6,723,326
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	7,285	8,715,943
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	52,470	58,753,401
Sr. Unsec’d. Notes	4.250	10/15/20	5,160	5,249,997
Sr. Unsec’d. Notes	4.260(ff)	02/22/48	19,366	23,927,011

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	4.350%	08/15/21	2,240	$ 2,327,469
Sr. Unsec’d. Notes	4.500	01/24/22	3,350	3,529,235
Sr. Unsec’d. Notes	4.625	05/10/21	1,915	1,985,155
Sub. Notes(a)	3.375	05/01/23	2,775	2,905,591
Sub. Notes	3.875	09/10/24	18,900	20,441,590

KeyCorp, Sr. Unsec’d. Notes, MTN	5.100	03/24/21	60	62,310
Lloyds Bank PLC (United Kingdom), Gtd. Notes	3.300	05/07/21	14,600	14,898,495
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.750	01/11/27	16,715	17,950,011
Sr. Unsec’d. Notes	3.900	03/12/24	6,047	6,468,104

Manufacturers & Traders Trust Co., Sr. Unsec’d. Notes	2.900	02/06/25	22,525	23,561,405
MFB Magyar Fejlesztesi Bank Zrt (Hungary), Gov’t. Gtd. Notes	6.250	10/21/20	14,470	14,907,030
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.623	07/18/22	51,600	52,574,152
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes(a)	3.170	09/11/27	10,000	10,560,551
Morgan Stanley,
GMTN	2.699(ff)	01/22/31	124,550	126,463,378
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%	5.441(c)	–(rr)	52,385	52,715,426
Jr. Sub. Notes, Series J	5.550(ff)	–(rr)	4,810	4,875,670
Sr. Unsec’d. Notes	5.750	01/25/21	2,920	3,031,723
Sr. Unsec’d. Notes, GMTN	3.700	10/23/24	5,000	5,389,283
Sr. Unsec’d. Notes, GMTN	3.750	02/25/23	18,090	19,133,942
Sr. Unsec’d. Notes, GMTN(a)	3.772(ff)	01/24/29	50,115	55,227,410
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	18,405	20,176,083
Sr. Unsec’d. Notes, GMTN	4.431(ff)	01/23/30	23,645	27,316,689
Sr. Unsec’d. Notes, GMTN	5.500	07/28/21	10,485	11,058,505
Sr. Unsec’d. Notes, MTN	2.625	11/17/21	16,890	17,147,588
Sr. Unsec’d. Notes, MTN	2.750	05/19/22	10,000	10,211,905
Sr. Unsec’d. Notes, MTN	3.125	07/27/26	49,095	51,948,427
Sr. Unsec’d. Notes, MTN	3.591(ff)	07/22/28	44,390	48,177,746
Sr. Unsec’d. Notes, MTN	3.971(ff)	07/22/38	12,045	13,797,932
Sub. Notes, GMTN	4.350	09/08/26	15,545	17,331,462
Sub. Notes, MTN(a)	3.950	04/23/27	16,340	17,842,188

People’s United Bank NA, Sub. Notes	4.000	07/15/24	500	523,728

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
PNC Bank NA,
Sr. Unsec’d. Notes	2.625%	02/17/22	14,615	$ 14,878,408
Sr. Unsec’d. Notes	2.950	02/23/25	12,890	13,546,865
Sub. Notes	2.950	01/30/23	10,835	11,194,458
Sub. Notes(a)	4.200	11/01/25	1,450	1,619,430
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	2.854	11/09/22	1,600	1,644,794
Sr. Unsec’d. Notes	3.450	04/23/29	34,950	38,292,096
Sub. Notes	3.900	04/29/24	2,715	2,925,802

Rheinland-Pfalz Bank (Germany), Sub. Notes	6.875	02/23/28	7,600	9,941,656
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes	3.875	09/12/23	26,670	28,199,258
Sr. Unsec’d. Notes(a)	4.445(ff)	05/08/30	61,300	69,442,324
Sr. Unsec’d. Notes(a)	4.519(ff)	06/25/24	25,400	27,261,168
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.875	10/16/20	430	433,003
Sr. Unsec’d. Notes	2.875	08/05/21	8,090	8,200,091
Sr. Unsec’d. Notes	3.373(ff)	01/05/24	38,105	39,359,760
Sr. Unsec’d. Notes	3.571	01/10/23	15,400	15,829,190

Santander UK PLC (United Kingdom), Sr. Unsec’d. Notes	2.375	03/16/20	21,490	21,505,300
Societe Generale SA (France), Sr. Unsec’d. Notes, 144A, MTN	3.875	03/28/24	80,045	85,160,008
State Bank of India (India), Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.950%	2.850(c)	04/06/20	3,872	3,875,316
State Street Corp., Jr. Sub. Notes, Series F	5.250(ff)	–(rr)	13,075	13,336,523
Sumitomo Mitsui Banking Corp. (Japan), Gtd. Notes	3.000	01/18/23	5,125	5,285,099
Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.442	10/19/21	9,390	9,503,678
Truist Bank,
Sr. Unsec’d. Notes	2.750	05/01/23	3,675	3,783,421
Sr. Unsec’d. Notes	2.850	04/01/21	9,550	9,671,582

Truist Financial Corp., Jr. Sub. Notes, Series N	4.800(ff)	–(rr)	51,930	53,566,757
U.S. Bancorp, Jr. Sub. Notes, Series J	5.300(ff)	–(rr)	10,605	11,664,876

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.859%(ff)	08/15/23	30,355	$ 30,997,116
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	14,130	14,790,157
Sr. Unsec’d. Notes, 144A	3.491	05/23/23	24,420	25,252,085
Sr. Unsec’d. Notes, 144A	4.125	09/24/25	26,385	29,131,858
Sr. Unsec’d. Notes, 144A(a)	4.125	04/15/26	2,440	2,694,301
Wells Fargo & Co.,
Sr. Unsec’d. Notes	2.500	03/04/21	6,960	7,019,271
Sr. Unsec’d. Notes, MTN	2.879(ff)	10/30/30	23,111	23,861,301
Sr. Unsec’d. Notes, MTN	3.000	02/19/25	8,280	8,697,599
				4,991,897,036
Beverages 0.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700	02/01/36	25,475	30,615,368
Gtd. Notes	4.900	02/01/46	40,150	49,864,459
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes(a)	5.450	01/23/39	39,566	51,618,661
Gtd. Notes	5.550	01/23/49	49,910	68,234,256
Gtd. Notes(a)	8.000	11/15/39	1,880	3,072,036
Gtd. Notes	8.200	01/15/39	450	738,913

Keurig Dr. Pepper, Inc., Gtd. Notes	3.551	05/25/21	28,355	29,014,533
				233,158,226
Biotechnology 0.0%
Gilead Sciences, Inc., Sr. Unsec’d. Notes	4.800	04/01/44	1,945	2,431,636
Building Materials 0.1%
Cemex SAB de CV (Mexico), Sr. Sec’d. Notes, 144A	7.750	04/16/26	3,000	3,270,000
Cornerstone Building Brands, Inc., Gtd. Notes, 144A(a)	8.000	04/15/26	2,225	2,339,343
Griffon Corp., Gtd. Notes	5.250	03/01/22	2,704	2,705,885
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes	4.250	07/02/24	2,300	2,492,372
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26	3,315	3,466,770

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Building Materials (cont’d.)
Owens Corning, (cont’d.)
Sr. Unsec’d. Notes(a)	4.300%	07/15/47		22,500	$ 23,294,209
Sr. Unsec’d. Notes(a)	4.400	01/30/48		4,370	4,576,920

Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	4.750	01/15/28		1,825	1,874,140
U.S. Concrete, Inc., Gtd. Notes(a)	6.375	06/01/24		14,420	14,954,540
					58,974,179
Chemicals 0.9%
Alpek SAB de CV (Mexico), Gtd. Notes	4.500	11/20/22		4,200	4,385,457
Ashland LLC, Gtd. Notes	6.875	05/15/43		10,850	12,690,469
CF Industries, Inc.,
Gtd. Notes(a)	4.950	06/01/43		8,565	9,143,620
Gtd. Notes	5.375	03/15/44		17,265	19,444,689
Sr. Sec’d. Notes, 144A(a)	3.400	12/01/21		17,182	17,615,665
Chemours Co. (The),
Gtd. Notes	4.000	05/15/26	EUR	28,870	29,134,976
Gtd. Notes(a)	7.000	05/15/25		8,000	7,651,349
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes	1.750	06/14/22	EUR	14,350	16,376,674
Gtd. Notes	3.500	07/19/22		4,400	4,504,845
Dow Chemical Co. (The),
Sr. Unsec’d. Notes	3.000	11/15/22		3,675	3,780,227
Sr. Unsec’d. Notes	3.625	05/15/26		6,090	6,553,909
Sr. Unsec’d. Notes	4.625	10/01/44		1,460	1,673,414
Sr. Unsec’d. Notes(a)	4.800	05/15/49		12,755	14,971,834
Sr. Unsec’d. Notes	5.250	11/15/41		6,010	7,307,840
Sr. Unsec’d. Notes	5.550	11/30/48		1,639	2,100,775
Sr. Unsec’d. Notes	9.400	05/15/39		330	564,827

DuPont de Nemours, Inc., Sr. Unsec’d. Notes	3.766	11/15/20		15,755	15,992,298
Eastman Chemical Co., Sr. Unsec’d. Notes	3.800	03/15/25		9,781	10,477,963
FMC Corp., Sr. Unsec’d. Notes	4.500	10/01/49		12,925	14,871,985
LYB International Finance III LLC, Gtd. Notes(a)	4.200	10/15/49		39,625	41,503,338

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
LyondellBasell Industries NV,
Sr. Unsec’d. Notes	4.625%	02/26/55		8,860	$ 9,643,985
Sr. Unsec’d. Notes	5.750	04/15/24		4,000	4,575,141
Sr. Unsec’d. Notes	6.000	11/15/21		9,954	10,573,374

Monitchem HoldCo 2 SA (Luxembourg), Sr. Sub. Notes, 144A	9.500	09/15/26	EUR	3,700	4,217,101
Mosaic Co. (The), Sr. Unsec’d. Notes(a)	5.625	11/15/43		3,455	4,125,052
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A	4.875	06/01/24		2,589	2,660,696
Sr. Unsec’d. Notes, 144A	5.000	05/01/25		4,040	4,058,711
Sr. Unsec’d. Notes, 144A	5.250	06/01/27		6,725	6,834,537
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes	4.125	03/15/35		1,900	2,077,519
Sr. Unsec’d. Notes	4.900	06/01/43		3,370	3,942,621
Sr. Unsec’d. Notes(a)	5.000	04/01/49		9,334	11,551,490
Sr. Unsec’d. Notes	5.250	01/15/45		11,059	13,626,097
Sr. Unsec’d. Notes	6.125	01/15/41		1,730	2,244,880

OCI NV (Netherlands), Sr. Sec’d. Notes	5.000	04/15/23	EUR	12,175	13,917,339
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		13,900	14,321,200
Sasol Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24		41,980	45,026,337
Sherwin-Williams Co. (The),
Sr. Unsec’d. Notes	2.950	08/15/29		25,150	26,070,461
Sr. Unsec’d. Notes	3.450	08/01/25		1,240	1,326,339
Sr. Unsec’d. Notes(a)	3.450	06/01/27		8,035	8,645,486
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands),
Gtd. Notes(a)	6.500	10/01/26	EUR	22,308	25,988,027
Sr. Unsec’d. Notes, 144A(a)	8.000	10/01/26		2,500	2,622,306

TPC Group, Inc., Sr. Sec’d. Notes, 144A	10.500	08/01/24		7,375	7,669,331
Union Carbide Corp., Sr. Unsec’d. Notes	7.500	06/01/25		850	1,038,774
					467,502,958
Commercial Services 0.9%
California Institute of Technology,
Sr. Unsec’d. Notes	3.650	09/01/2119		39,775	42,979,682

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
California Institute of Technology, (cont’d.)
Sr. Unsec’d. Notes	4.700%	11/01/2111		1,130	$ 1,448,916
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes	2.293	04/23/21		4,470	4,484,259
Sr. Unsec’d. Notes	2.849	03/03/22		19,000	19,327,342
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.850%	2.744(c)	09/14/21		1,000	1,006,251
Cintas Corp. No. 2,
Gtd. Notes	2.900	04/01/22		8,105	8,299,995
Gtd. Notes	3.700	04/01/27		6,325	7,012,918

Cleveland Clinic Foundation (The), Unsec’d. Notes(a)	4.858	01/01/2114		4,000	5,485,530
DP World PLC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	6.850	07/02/37		2,000	2,679,882
Equifax, Inc., Sr. Unsec’d. Notes	3.950	06/15/23		13,305	14,176,170
ERAC USA Finance LLC,
Gtd. Notes, 144A	2.700	11/01/23		27,400	28,068,647
Gtd. Notes, 144A	3.300	12/01/26		10,390	10,974,313
Gtd. Notes, 144A	3.800	11/01/25		17,535	18,984,747
Gtd. Notes, 144A	4.200	11/01/46		7,890	8,841,376
Gtd. Notes, 144A	4.500	02/15/45		3,720	4,307,470
Gtd. Notes, 144A	6.700	06/01/34		2,355	3,331,156
Gtd. Notes, 144A	7.000	10/15/37		4,090	5,953,163

Leland Stanford Junior University (The), Unsec’d. Notes	3.647	05/01/48		7,250	8,682,767
Loxam SAS (France),
Sr. Sub. Notes(a)	4.500	04/15/27	EUR	8,300	9,044,025
Sr. Sub. Notes(a)	5.750	07/15/27	EUR	19,100	21,866,376
Massachusetts Institute of Technology,
Unsec’d. Notes(a)	3.885	07/01/2116		9,025	11,161,519
Unsec’d. Notes	4.678	07/01/2114		3,000	4,282,925
Unsec’d. Notes	5.600	07/01/2111		942	1,606,946
President & Fellows of Harvard College,
Unsec’d. Notes	3.150	07/15/46		9,930	10,782,464
Unsec’d. Notes	3.300	07/15/56		3,840	4,340,151
Unsec’d. Notes	3.619	10/01/37		4,010	4,480,080
Refinitiv US Holdings, Inc.,
Sr. Sec’d. Notes	4.500	05/15/26	EUR	89,975	108,355,127
Sr. Unsec’d. Notes	6.875	11/15/26	EUR	18,945	23,883,418

Trustees of the University of Pennsylvania (The), Sr. Unsec’d. Notes(a)	3.610	02/15/2119		1,065	1,216,219

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
United Rentals North America, Inc.,
Gtd. Notes(a)	4.875%	01/15/28		67,105	$ 69,983,193
Gtd. Notes(a)	5.250	01/15/30		25,725	27,652,606
Gtd. Notes	5.500	05/15/27		3,410	3,627,118
Gtd. Notes	5.875	09/15/26		1,710	1,823,203
University of Southern California,
	3.226	10/01/2120		5,210	5,278,199
Unsec’d. Notes, Series 2017(a)	3.841	10/01/47		9,375	11,426,844
					516,854,997
Computers 0.1%
Apple, Inc.,
Sr. Unsec’d. Notes	3.750	11/13/47		48,610	56,376,402
Sr. Unsec’d. Notes	4.650	02/23/46		2,025	2,639,113

Dell International LLC/EMC Corp., Gtd. Notes, 144A	5.875	06/15/21		6,642	6,711,047
EMC Corp., Sr. Unsec’d. Notes	2.650	06/01/20		1,994	1,991,870
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		3,467	3,702,720
					71,421,152
Diversified Financial Services 0.7%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa (Italy), Sr. Unsec’d. Notes	1.375	07/20/22	EUR	6,000	6,829,770
Aircraft Finance Co. Ltd. (China), Sr. Sec’d. Notes, Series B	4.100	03/29/26		4,400	4,557,481
ALEX Alpha LLC, Gov’t. Gtd. Notes	1.617	08/15/24		2,065	2,061,572
Ally Financial, Inc., Gtd. Notes	8.000	03/15/20		2,892	2,911,013
American Express Co., Sr. Unsec’d. Notes	3.375	05/17/21		21,395	21,835,665
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500	01/15/23		17,000	18,408,398
CDP Financial, Inc. (Canada),
Gtd. Notes	3.150	07/24/24		7,472	7,990,584
Gtd. Notes	5.600	11/25/39		1,200	1,732,592
Gtd. Notes, 144A	3.150	07/24/24		13,090	13,998,494
Gtd. Notes, 144A	5.600	11/25/39		545	786,886

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

Charles Schwab Corp. (The), Sr. Unsec’d. Notes	3.450%	02/13/26	8,855	$ 9,568,468
Citigroup Global Markets Holdings, Inc., Gtd. Notes, EMTN	2.500(cc)	06/12/24	42,866	45,097,814
Credit Suisse International (United Kingdom),
Sub. Notes, Series B^	2.122(s)	12/15/20	8,313	8,211,925
Sub. Notes, Series E^	2.109(s)	12/15/20	3,696	3,650,970
Sub. Notes, Series F^	2.612(s)	12/15/21	20,083	19,532,405

Discover Financial Services, Sr. Unsec’d. Notes	3.750	03/04/25	14,835	15,877,342
Eole Finance SPC (France), Gtd. Notes	2.341	02/24/24	21,476	21,619,683
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes	2.342	11/15/20	11,273	11,308,558
Gtd. Notes	4.418	11/15/35	21,987	24,753,193

Jefferies Group LLC, Sr. Unsec’d. Notes	6.500	01/20/43	1,425	1,787,533
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes, MTN	6.875	05/02/18(d)	745	9,685
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	6.000	01/15/27	10,790	10,979,153
Gtd. Notes, 144A	8.125	07/15/23	4,000	4,248,016
Gtd. Notes, 144A(a)	9.125	07/15/26	28,950	32,174,428

Navient Solutions LLC, Sr. Unsec’d. Notes	1.938(s)	10/03/22	348	330,514
Ontario Teachers’ Finance Trust (Canada), Gov’t. Gtd. Notes, 144A	2.125	09/19/22	15,500	15,754,631
Park Aerospace Holdings Ltd. (Ireland), Gtd. Notes, 144A	5.500	02/15/24	7,460	8,258,466
Penta Aircraft Leasing LLC, Gov’t. Gtd. Notes	1.691	04/29/25	2,406	2,402,471
Peru Enhanced Pass-Through Finance Ltd. (Peru), Pass-Through Certificates	1.933(s)	06/02/25	6,584	6,106,911
Postal Square LP,
Gov’t. Gtd. Notes	6.500	06/15/22	3,693	3,890,162
Gov’t. Gtd. Notes	8.950	06/15/22	6,984	7,565,272

Power Sector Assets & Liabilities Management Corp. (Philippines), Gov’t. Gtd. Notes	7.390	12/02/24	3,000	3,715,917
Private Export Funding Corp.,
Sr. Unsec’d. Notes, 144A	2.650	02/16/21	7,645	7,714,395
U.S. Gov’t. Gtd. Notes, Series GG	2.450	07/15/24	270	279,399

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Private Export Funding Corp., (cont’d.)
U.S. Gov’t. Gtd. Notes, Series KK	3.550%	01/15/24	2,564	$ 2,751,879
U.S. Gov’t. Gtd. Notes, Series LL	2.250	03/15/20	3,880	3,882,390
U.S. Gov’t. Gtd. Notes, Series NN	3.250	06/15/25	3,595	3,881,575

Springleaf Finance Corp., Gtd. Notes	6.875	03/15/25	600	679,620
Synchrony Financial, Sr. Unsec’d. Notes	2.700	02/03/20	16,094	16,094,000
Waha Aerospace BV (United Arab Emirates), Gov’t. Gtd. Notes	3.925	07/28/20	84	84,332
				373,323,562
Electric 2.7%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes	3.625	01/12/23	8,300	8,571,786
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes(a)	3.100	12/01/26	1,300	1,393,577
Sr. Unsec’d. Notes	3.750	12/01/47	5,595	6,283,978
Sr. Unsec’d. Notes	3.800	06/15/49	7,345	8,338,317

Alabama Power Co., Sr. Unsec’d. Notes, Series B	3.700	12/01/47	18,040	20,049,058
Appalachian Power Co., Sr. Unsec’d. Notes(a)	3.400	06/01/25	15,645	16,682,924
Avangrid, Inc., Sr. Unsec’d. Notes(a)	3.800	06/01/29	22,140	24,105,072
Caledonia Generating LLC, Sr. Sec’d. Notes, 144A	1.950	02/28/22	3,265	3,257,456
Calpine Corp.,
Sr. Unsec’d. Notes(a)	5.750	01/15/25	123,185	126,576,651
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	40,000	39,808,024

CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	3.950	03/01/48	6,685	7,926,848
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	2.950	03/01/30	26,025	26,718,858
Cleveland Electric Illuminating Co. (The), Sr. Unsec’d. Notes, 144A	3.500	04/01/28	4,415	4,742,023
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	2,665	2,994,109
First Mortgage	4.000	03/01/48	4,510	5,325,818
First Mortgage	4.350	11/15/45	2,780	3,423,283

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Commonwealth Edison Co., (cont’d.)
First Mortgage	6.450%	01/15/38	690	$ 1,016,730
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes	3.850	06/15/46	7,580	8,549,644
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	2,920	3,512,698
Dominion Energy, Inc.,
Jr. Sub. Notes	2.579	07/01/20	20,000	20,056,810
Jr. Sub. Notes	2.715	08/15/21	19,335	19,534,209
Jr. Sub. Notes	4.104	04/01/21	33,540	34,337,165
Sr. Unsec’d. Notes	3.900	10/01/25	3,855	4,206,466
Sr. Unsec’d. Notes	4.250	06/01/28	6,200	6,991,592
Sr. Unsec’d. Notes, Series D(a)	2.850	08/15/26	5,685	5,883,754

DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	47,340	48,938,119
Duke Energy Carolinas LLC,
First Mortgage	2.500	03/15/23	11,945	12,220,369
First Mortgage	3.750	06/01/45	3,045	3,440,507
First Mortgage	3.950	03/15/48	6,745	7,928,521
First Mortgage	4.000	09/30/42	1,025	1,197,482
First Mortgage	4.250	12/15/41	6,000	7,194,438

Duke Energy Corp., Sr. Unsec’d. Notes	2.650	09/01/26	12,725	13,096,484
Duke Energy Progress LLC, First Mortgage	4.100	03/15/43	2,410	2,825,793
El Paso Electric Co., Sr. Unsec’d. Notes	6.000	05/15/35	750	955,403
Electricite de France SA (France), Sr. Unsec’d. Notes, 144A	2.350	10/13/20	28,225	28,298,339
Emera US Finance LP (Canada),
Gtd. Notes	3.550	06/15/26	10,060	10,735,431
Gtd. Notes	4.750	06/15/46	12,470	15,095,050
Enel Finance International NV (Italy),
Gtd. Notes, 144A(a)	2.750	04/06/23	5,570	5,663,496
Gtd. Notes, 144A	3.500	04/06/28	32,040	33,621,426
Gtd. Notes, 144A(a)	3.625	05/25/27	10,020	10,675,102
Gtd. Notes, 144A	4.875	06/14/29	2,035	2,361,678

Entergy Arkansas LLC, First Mortgage	3.050	06/01/23	1,200	1,240,675
Entergy Corp., Sr. Unsec’d. Notes	4.000	07/15/22	37,970	39,751,790
Entergy Louisiana LLC, Collateral Trust	3.120	09/01/27	12,955	13,783,631

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350%	08/10/28	16,930	$ 18,192,548
Sr. Unsec’d. Notes	5.750	01/26/21	20,780	20,824,478
Sr. Unsec’d. Notes	7.125	02/11/25	13,000	13,200,436
Sr. Unsec’d. Notes, 144A	5.750	01/26/21	61,200	61,330,994
Sr. Unsec’d. Notes, 144A	7.125	02/11/25	21,602	21,935,062
Sr. Unsec’d. Notes, 144A, MTN(a)	6.750	08/06/23	2,800	2,834,529

Eversource Energy, Sr. Unsec’d. Notes, Series H	3.150	01/15/25	5,370	5,633,666
Exelon Corp., Jr. Sub. Notes	3.497	06/01/22	28,185	29,049,280
Exelon Generation Co. LLC, Sr. Unsec’d. Notes	6.250	10/01/39	11,700	14,471,536
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C	4.850	07/15/47	3,870	4,777,067
Sr. Unsec’d. Notes, Series C	7.375	11/15/31	2,310	3,348,349

FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	5.450	07/15/44	1,175	1,547,880
Florida Power & Light Co.,
First Mortgage	3.700	12/01/47	10,130	11,771,145
First Mortgage	3.950	03/01/48	8,380	9,989,393

Fortis, Inc. (Canada), Sr. Unsec’d. Notes(a)	3.055	10/04/26	25,625	26,749,104
Georgia Power Co., Sr. Unsec’d. Notes, Series 10-C	4.750	09/01/40	1,050	1,271,269
Gulf Power Co., Sr. Unsec’d. Notes, Series A	3.300	05/30/27	9,415	10,059,639
Hydro-Quebec (Canada),
Gov’t. Gtd. Notes	8.250	04/15/26	20	26,946
Gov’t. Gtd. Notes	8.500	12/01/29	10	15,463
Gov’t. Gtd. Notes	8.625	06/15/29	130	195,906
Gov’t. Gtd. Notes	9.400	02/01/21	110	118,355
Gov’t. Gtd. Notes	9.400	02/01/21	25	26,875
Gov’t. Gtd. Notes, MTN	8.400	03/28/25	3,031	3,975,128
Gov’t. Gtd. Notes, MTN	8.910	11/18/24	565	742,803
Gov’t. Gtd. Notes, MTN	9.500	04/30/27	170	253,288
Gov’t. Gtd. Notes, Series GH	8.250	04/15/26	516	704,249
Gov’t. Gtd. Notes, Series GQ	8.250	01/15/27	4,670	6,560,846
Gov’t. Gtd. Notes, Series HE	8.625	06/15/29	6,659	10,326,182
Gov’t. Gtd. Notes, Series HH	8.500	12/01/29	4,625	7,249,636
Gov’t. Gtd. Notes, Series HK	9.375	04/15/30	2,400	3,939,543
Gov’t. Gtd. Notes, Series HQ	9.500	11/15/30	28,965	49,093,381

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Hydro-Quebec (Canada), (cont’d.)
Gov’t. Gtd. Notes, Series HY	8.400%	01/15/22		3,956	$ 4,467,143
Gov’t. Gtd. Notes, Series IO	8.050	07/07/24		1,940	2,470,600

Iberdrola International BV (Spain), Gtd. Notes	6.750	09/15/33		15	19,880
Indiana Michigan Power Co., Sr. Unsec’d. Notes, Series J	3.200	03/15/23		475	492,931
Interstate Power & Light Co.,
Sr. Unsec’d. Notes	3.250	12/01/24		7,850	8,293,489
Sr. Unsec’d. Notes	4.100	09/26/28		3,260	3,690,676
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A	5.000	11/12/24		6,500	7,214,212
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28		30,810	33,914,824

John Sevier Combined Cycle Generation LLC, Sec’d. Notes	4.626	01/15/42		1,364	1,674,799
Korea Hydro & Nuclear Power Co. Ltd. (South Korea),
Sr. Unsec’d. Notes	4.750	07/13/21		1,000	1,041,260
Sr. Unsec’d. Notes, 144A	4.750	07/13/21		2,125	2,212,677
Sr. Unsec’d. Notes, 144A, MTN	3.000	09/19/22		2,000	2,056,381

Landsvirkjun (Iceland), Gov’t. Gtd. Notes, EMTN	—(p)	07/24/26	EUR	19,850	21,616,008
Louisville Gas & Electric Co., First Mortgage	4.250	04/01/49		15,000	18,271,910
Nevada Power Co., Sec’d. Notes	5.375	09/15/40		500	641,668
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes(a)	2.900	04/01/22		25,835	26,437,223
Gtd. Notes(a)	4.800(ff)	12/01/77		12,235	12,896,475
NRG Energy, Inc.,
Gtd. Notes	6.625	01/15/27		5,275	5,669,328
Gtd. Notes, 144A(a)	5.250	06/15/29		6,100	6,579,175

Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25		5,995	6,311,440
PacifiCorp, First Mortgage	3.350	07/01/25		9,960	10,624,134
PECO Energy Co., First Ref. Mortgage	4.800	10/15/43		6,449	8,146,991
PPL Electric Utilities Corp., First Mortgage	4.150	06/15/48		8,855	10,675,405
Progress Energy, Inc., Sr. Unsec’d. Notes	3.150	04/01/22		4,000	4,093,376

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)

PSEG Power LLC, Gtd. Notes(a)	3.000%	06/15/21		24,545	$ 24,879,174
Public Service Co. of Colorado, First Mortgage	4.100	06/15/48		2,945	3,614,846
Public Service Electric & Gas Co., Sec’d. Notes, MTN	3.650	09/01/42		1,990	2,259,454
Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	2.650	11/15/22		22,110	22,585,669
Puget Sound Energy, Inc.,
First Mortgage	4.223	06/15/48		11,280	13,721,173
Sr. Sec’d. Notes	4.434	11/15/41		2,550	3,010,865

Rochester Gas & Electric Corp., First Mortgage, 144A	3.100	06/01/27		17,545	18,530,899
San Diego Gas & Electric Co.,
First Mortgage	5.350	05/15/40		9,512	11,962,641
First Mortgage, Series RRR	3.750	06/01/47		1,665	1,855,951
Sempra Energy,
Sr. Unsec’d. Notes	2.400	03/15/20		9,090	9,094,601
Sr. Unsec’d. Notes(a)	3.400	02/01/28		28,395	30,140,030
Sr. Unsec’d. Notes(a)	3.800	02/01/38		20,750	22,570,735

Southern California Edison Co., First Mortgage, Series B	2.400	02/01/22		5,165	5,215,493
Southern Power Co., Sr. Unsec’d. Notes(a)	5.150	09/15/41		725	869,356
State Grid Europe Development 2014 PLC (China), Gtd. Notes, Series A	1.500	01/26/22	EUR	5,600	6,383,958
State Grid Overseas Investment 2016 Ltd. (China),
Gtd. Notes, 144A, MTN	2.250	05/04/20		24,500	24,515,884
Gtd. Notes, EMTN	2.750	05/04/22		7,750	7,877,429

Tampa Electric Co., Sr. Unsec’d. Notes	4.450	06/15/49		4,755	5,927,566
Union Electric Co., Sr. Sec’d. Notes	2.950	06/15/27		6,045	6,378,318
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27		25,011	25,756,023
Gtd. Notes, 144A	5.625	02/15/27		4,000	4,150,349
Sr. Sec’d. Notes, 144A(a)	3.550	07/15/24		4,000	4,133,923
					1,464,471,902

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electronics 0.0%
Jabil, Inc.,
Sr. Unsec’d. Notes	4.700%	09/15/22		2,900	$ 3,094,829
Sr. Unsec’d. Notes	5.625	12/15/20		4,700	4,841,900

Sensata Technologies BV, Gtd. Notes, 144A(a)	5.000	10/01/25		11,275	12,156,119
					20,092,848
Engineering & Construction 0.1%
AECOM, Gtd. Notes	5.125	03/15/27		19,800	21,155,769
GMR Hyderabad International Airport Ltd. (India), Sr. Sec’d. Notes, 144A(a)	4.250	10/27/27		2,275	2,183,056
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes	5.500	07/31/47		10,000	10,967,967
Sr. Sec’d. Notes, 144A(a)	3.875	04/30/28		9,000	9,391,620
Sr. Sec’d. Notes, 144A	4.250	10/31/26		4,524	4,882,148
Sr. Sec’d. Notes, 144A	5.500	10/31/46		1,425	1,558,925
Sr. Sec’d. Notes, 144A(a)	5.500	07/31/47		16,394	17,980,885

Promontoria Holding 264 BV (Netherlands), Sr. Sec’d. Notes	6.750	08/15/23	EUR	5,000	5,070,222
					73,190,592
Entertainment 0.3%
AMC Entertainment Holdings, Inc.,
Gtd. Notes(a)	5.750	06/15/25		5,675	5,055,014
Gtd. Notes(a)	5.875	11/15/26		19,300	16,804,981
Gtd. Notes(a)	6.125	05/15/27		8,700	7,504,949
Gtd. Notes(a)	6.375	11/15/24	GBP	43,541	54,650,678

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A(a)	5.250	10/15/25		16,239	16,500,801
Codere Finance 2 Luxembourg SA (Spain),
Sr. Sec’d. Notes	6.750	11/01/21	EUR	4,650	4,950,799
Sr. Sec’d. Notes	7.625	11/01/21		1,000	948,501
Sr. Sec’d. Notes, 144A	7.625	11/01/21		12,975	12,306,803
CPUK Finance Ltd. (United Kingdom),
Sec’d. Notes, 144A	4.250	02/28/47	GBP	275	369,492
Sec’d. Notes, 144A	4.875	02/28/47	GBP	2,550	3,476,712

International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.250	01/15/27		5,150	5,822,280

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Entertainment (cont’d.)
Scientific Games International, Inc.,
Gtd. Notes(a)	6.625%	05/15/21		15,690	$ 15,825,485
Gtd. Notes, 144A(a)	8.250	03/15/26		12,125	13,089,053
					157,305,548
Foods 1.1%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875	05/01/29		17,470	23,686,732
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes, 144A	4.875	02/15/30		2,400	2,466,000
Co-operative Group Holdings 2011 Ltd. (United Kingdom), Gtd. Notes	7.500	07/08/26	GBP	5,910	8,939,511
J.M. Smucker Co. (The), Sr. Unsec’d. Notes	3.000	03/15/22		11,465	11,729,748
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes, 144A	5.750	06/15/25		18,525	19,175,356
Gtd. Notes, 144A	5.875	07/15/24		4,094	4,211,017
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A	6.500	04/15/29		12,880	14,395,289
Sr. Unsec’d. Notes, 144A	5.500	01/15/30		6,675	7,229,437
Kraft Heinz Foods Co.,
Gtd. Notes(a)	3.000	06/01/26		22,205	22,653,302
Gtd. Notes	3.375	06/15/21		15,120	15,427,099
Gtd. Notes	4.000	06/15/23		76,740	81,395,035
Gtd. Notes	5.000	07/15/35		15,855	18,219,699
Gtd. Notes	5.200	07/15/45		11,095	12,527,521
Gtd. Notes	6.500	02/09/40		1,910	2,421,897
Gtd. Notes, 144A	4.625	10/01/39		11,930	12,976,357
Gtd. Notes, 144A(a)	4.875	10/01/49		125,191	137,568,058
Kroger Co. (The),
Sr. Unsec’d. Notes	2.950	11/01/21		18,925	19,289,009
Sr. Unsec’d. Notes	3.300	01/15/21		9,215	9,329,216
Sr. Unsec’d. Notes(a)	3.875	10/15/46		5,820	5,916,198
Sr. Unsec’d. Notes(a)	4.450	02/01/47		800	877,181
Mars, Inc.,
Gtd. Notes, 144A(a)	3.875	04/01/39		14,850	17,478,772
Gtd. Notes, 144A	4.200	04/01/59		12,865	15,723,564

Mondelez International Holdings Netherlands BV, Gtd. Notes, 144A	2.000	10/28/21		28,070	28,171,082

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)

Picard Bondco SA (Luxembourg), Gtd. Notes(a)	5.500%	11/30/24	EUR	5,980	$ 6,418,813
Picard Groupe SAS (France),
Sr. Sec’d. Notes, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000(c)	11/30/23	EUR	10,000	10,704,928
Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000(c)	11/30/23	EUR	18,775	20,098,502

Pilgrim’s Pride Corp., Gtd. Notes, 144A	5.875	09/30/27		750	797,413
Tyson Foods, Inc.,
Sr. Unsec’d. Notes	5.100	09/28/48		37,203	47,781,873
Sr. Unsec’d. Notes	5.150	08/15/44		2,615	3,322,576

Wm Wrigley Jr Co., Sr. Unsec’d. Notes, 144A	3.375	10/21/20		16,067	16,224,270
					597,155,455
Forest Products & Paper 0.1%
Georgia-Pacific LLC, Sr. Unsec’d. Notes	7.375	12/01/25		3,697	4,765,621
International Paper Co.,
Sr. Unsec’d. Notes(a)	4.400	08/15/47		3,265	3,583,651
Sr. Unsec’d. Notes(a)	4.800	06/15/44		3,085	3,509,072
Sr. Unsec’d. Notes	5.000	09/15/35		4,350	5,308,654
Sr. Unsec’d. Notes	5.150	05/15/46		2,315	2,767,247
Sr. Unsec’d. Notes	6.000	11/15/41		2,290	2,951,808
Sr. Unsec’d. Notes	7.300	11/15/39		1,320	1,911,666

Inversiones CMPC S.A. Branch (Chile), Gtd. Notes, 144A	4.500	04/25/22		6,200	6,469,957
					31,267,676
Gas 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.625	05/20/24		6,340	6,752,496
Sr. Unsec’d. Notes	5.750	05/20/27		16,768	18,247,081
Sr. Unsec’d. Notes	5.875	08/20/26		12,975	14,212,187

CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	5.850	01/15/41		1,130	1,503,492
Dominion Energy Gas Holdings LLC, Sr. Unsec’d. Notes	4.600	12/15/44		245	285,324

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Gas (cont’d.)
NiSource, Inc.,
Sr. Unsec’d. Notes(a)	4.375%	05/15/47		22,690	$ 26,277,489
Sr. Unsec’d. Notes	4.800	02/15/44		3,865	4,681,231

Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29		15,235	16,718,727
Southern California Gas Co.,
First Mortgage, Series UU	4.125	06/01/48		5,260	6,322,425
First Mortgage, Series VV	4.300	01/15/49		9,350	11,554,815

Southern Co. Gas Capital Corp., Gtd. Notes	4.400	06/01/43		2,700	3,102,775
					109,658,042
Healthcare-Products 0.4%
Abbott Laboratories,
Sr. Unsec’d. Notes	3.400	11/30/23		3,800	4,038,428
Sr. Unsec’d. Notes	4.900	11/30/46		4,205	5,681,555

DH Europe Finance II Sarl, Gtd. Notes	1.350	09/18/39	EUR	50,715	55,878,585
Medtronic Global Holdings SCA,
Gtd. Notes	1.625	03/07/31	EUR	7,400	9,207,952
Gtd. Notes	2.250	03/07/39	EUR	10,445	13,738,719

Medtronic, Inc., Gtd. Notes(a)	3.500	03/15/25		5,716	6,189,459
Stryker Corp., Sr. Unsec’d. Notes	2.125	11/30/27	EUR	16,050	20,247,167
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes	2.950	09/19/26		6,850	7,193,026
Sr. Unsec’d. Notes, EMTN	1.500	10/01/39	EUR	25,100	27,759,748
Sr. Unsec’d. Notes, EMTN	1.875	10/01/49	EUR	16,825	18,518,363
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes	2.425	12/13/26	EUR	35,000	43,447,524
Sr. Unsec’d. Notes	2.700	04/01/20		7,750	7,754,543
					219,655,069
Healthcare-Services 1.1%
Advocate Health & Hospitals Corp.,
Sr. Unsec’d. Notes	3.387	10/15/49		8,685	9,334,813
Sr. Unsec’d. Notes	4.272	08/15/48		12,775	15,750,502
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500	11/15/24		13,900	14,769,187

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Aetna, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.500%	05/15/42	4,540	$ 5,102,747
Sr. Unsec’d. Notes	6.750	12/15/37	5,365	7,569,591
Anthem, Inc.,
Sr. Unsec’d. Notes	2.875	09/15/29	10,625	10,746,859
Sr. Unsec’d. Notes	3.650	12/01/27	5,020	5,420,652
Sr. Unsec’d. Notes	4.101	03/01/28	8,095	8,962,181
Sr. Unsec’d. Notes	4.650	01/15/43	1,855	2,143,537
Ascension Health,
Sr. Unsec’d. Notes	3.945	11/15/46	5,085	6,176,691
Sr. Unsec’d. Notes, Series B	2.532	11/15/29	29,625	30,499,607
Sr. Unsec’d. Notes, Series B	3.106	11/15/39	4,680	4,841,779

Baylor Scott & White Holdings, Unsec’d. Notes	4.185	11/15/45	5,750	6,918,162
Centene Corp., Sr. Unsec’d. Notes, 144A	4.250	12/15/27	4,085	4,266,161
CHS/Community Health Systems, Inc., Sec’d. Notes, 144A(a)	8.125	06/30/24	3,536	3,182,437
Fresenius Medical Care U.S. Finance II, Inc. (Germany), Gtd. Notes, 144A	4.125	10/15/20	9,725	9,808,474
Hackensack Meridian Health, Inc., Sr. Unsec’d. Notes	4.500	07/01/57	4,200	5,313,949
HCA Healthcare, Inc., Sr. Unsec’d. Notes	6.250	02/15/21	6,200	6,443,442
HCA, Inc.,
Gtd. Notes(a)	5.375	02/01/25	27,197	30,378,875
Gtd. Notes(a)	5.375	09/01/26	6,525	7,357,468
Gtd. Notes(a)	5.875	02/01/29	8,425	9,944,426
Sr. Sec’d. Notes	4.750	05/01/23	2,204	2,383,794
Sr. Sec’d. Notes(a)	5.125	06/15/39	1,995	2,303,196
Sr. Sec’d. Notes	5.250	06/15/49	15,505	18,036,759

Humana, Inc., Sr. Unsec’d. Notes	3.950	03/15/27	6,745	7,382,648
Indiana University Health, Inc. Obligated Group, Sec’d. Notes	3.970	11/01/48	10,475	12,590,061
Kaiser Foundation Hospitals,
Gtd. Notes(a)	4.150	05/01/47	15,275	18,755,116
Unsec’d. Notes, Series 2019(a)	3.266	11/01/49	21,296	22,773,601
Laboratory Corp. of America Holdings,
Sr. Unsec’d. Notes	3.200	02/01/22	9,220	9,456,440
Sr. Unsec’d. Notes	3.250	09/01/24	14,680	15,427,420

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Laboratory Corp. of America Holdings, (cont’d.)
Sr. Unsec’d. Notes(a)	3.600%	09/01/27		10,355	$ 11,110,343
Sr. Unsec’d. Notes	4.700	02/01/45		1,075	1,258,175

Mayo Clinic, Unsec’d. Notes, Series 2016	4.128	11/15/52		8,312	10,102,118
MEDNAX, Inc., Gtd. Notes, 144A	6.250	01/15/27		675	687,912
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes	4.125	07/01/52		675	830,332
New York & Presbyterian Hospital (The), Unsec’d. Notes	4.763	08/01/2116		4,800	6,026,718
New York and Presbyterian Hospital (The),
Unsec’d. Notes	3.954	08/01/2119		12,470	13,808,228
Unsec’d. Notes	4.024	08/01/45		4,350	5,152,773

NYU Langone Hospitals, Sec’d. Notes	4.784	07/01/44		6,375	8,025,099
Providence St Joseph Health Obligated Group, Unsec’d. Notes, Series I	3.744	10/01/47		2,900	3,135,930
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	3.450	06/01/26		9,947	10,681,488
Sr. Unsec’d. Notes	3.500	03/30/25		8,005	8,537,257

Surgery Center Holdings, Inc., Gtd. Notes, 144A(a)	10.000	04/15/27		11,626	13,017,491
Synlab Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.500% (Cap N/A, Floor 3.500%)	3.500(c)	07/01/22	EUR	17,500	19,461,089
Tenet Healthcare Corp.,
Sec’d. Notes, 144A	6.250	02/01/27		7,350	7,782,341
Sr. Sec’d. Notes, 144A	5.125	11/01/27		52,675	55,106,372
Sr. Unsec’d. Notes(a)	7.000	08/01/25		23,948	24,882,799
Sr. Unsec’d. Notes	8.125	04/01/22		4,455	4,876,988
Texas Health Resources,
Sec’d. Notes	4.330	11/15/55		3,450	4,274,725
Sec’d. Notes, Series 2019	3.372	11/15/51		2,250	2,365,050
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.875	08/15/29		17,140	17,886,089
Sr. Unsec’d. Notes	3.375	04/15/27		19,080	20,634,546
Sr. Unsec’d. Notes	4.375	03/15/42		615	728,449
Sr. Unsec’d. Notes	4.625	07/15/35		5,475	6,778,549
Sr. Unsec’d. Notes	4.625	11/15/41		1,725	2,109,214
Sr. Unsec’d. Notes	5.700	10/15/40		185	252,280
Sr. Unsec’d. Notes	5.800	03/15/36		909	1,236,466

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

Willis-Knighton Medical Center, Sec’d. Notes, Series 2018	4.813%	09/01/48	4,130	$ 5,244,151
				580,033,547
Holding Companies-Diversified 0.0%
CK Hutchison International 17 Ltd. (United Kingdom), Gtd. Notes, 144A(a)	2.875	04/05/22	14,200	14,431,306
Hutchison Whampoa International 11 Ltd. (United Kingdom), Gtd. Notes	4.625	01/13/22	2,233	2,339,929
				16,771,235
Home Builders 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/25	6,030	6,226,412
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	7,378	8,497,408
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	2,000	2,073,603
Gtd. Notes, 144A	7.250	10/15/29	1,400	1,531,738
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada),
Gtd. Notes, 144A	6.125	07/01/22	26,405	26,751,104
Gtd. Notes, 144A	6.250	09/15/27	1,525	1,634,728
Gtd. Notes, 144A	6.375	05/15/25	6,850	7,106,875

KB Home, Gtd. Notes	7.000	12/15/21	11,045	11,807,439
Lennar Corp., Gtd. Notes	6.250	12/15/21	12,500	13,144,922
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.500	10/01/25	5,000	5,349,817
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	4,300	4,863,441
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	7,375	7,362,250
PulteGroup, Inc., Gtd. Notes	5.500	03/01/26	25,727	28,907,544
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A(a)	5.750	01/15/28	10,183	11,138,481
Gtd. Notes, 144A	5.875	06/15/27	8,150	9,090,842

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Home Builders (cont’d.)

Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625%	03/01/24		2,590	$ 2,805,421
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25		13,704	14,108,334
Gtd. Notes	6.000	09/01/23		3,862	4,028,998
Gtd. Notes	7.000	08/15/22		3,283	3,287,789
Gtd. Notes, 144A	6.625	07/15/27		12,490	13,513,013
					183,230,159
Household Products/Wares 0.2%
Diamond BC BV, Sr. Unsec’d. Notes(a)	5.625	08/15/25	EUR	61,243	66,761,364
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	2.750	06/26/24		44,410	45,887,520
Spectrum Brands, Inc.,
Gtd. Notes	5.750	07/15/25		657	683,749
Gtd. Notes, 144A	4.000	10/01/26	EUR	15,000	17,477,180
					130,809,813
Housewares 0.0%
Newell Brands, Inc., Sr. Unsec’d. Notes	4.200	04/01/26		20,095	20,974,464
Insurance 0.7%
American International Group, Inc.,
Sr. Unsec’d. Notes	1.875	06/21/27	EUR	46,400	56,001,400
Sr. Unsec’d. Notes	3.875	01/15/35		500	553,385
Sr. Unsec’d. Notes	3.900	04/01/26		27,135	29,691,299
Sr. Unsec’d. Notes	4.125	02/15/24		280	303,820
Sr. Unsec’d. Notes	4.500	07/16/44		2,649	3,142,360
Sr. Unsec’d. Notes	4.750	04/01/48		4,760	5,888,979

Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46		6,475	8,545,024
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43		2,250	2,949,867
Berkshire Hathaway Finance Corp., Gtd. Notes	4.300	05/15/43		4,365	5,330,186

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Insurance (cont’d.)
CNA Financial Corp.,
Sr. Unsec’d. Notes	3.900%	05/01/29		16,610	$ 18,425,269
Sr. Unsec’d. Notes	3.950	05/15/24		18,435	19,863,029
Sr. Unsec’d. Notes	4.500	03/01/26		12,000	13,429,703
Hartford Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	4.300	04/15/43		480	564,760
Sr. Unsec’d. Notes	5.950	10/15/36		755	1,030,178
Sr. Unsec’d. Notes	6.100	10/01/41		995	1,419,766

Liberty Mutual Finance Europe DAC, Gtd. Notes, 144A	1.750	03/27/24	EUR	15,700	18,454,898
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A(a)	3.951	10/15/50		24,345	26,586,737
Gtd. Notes, 144A	4.569	02/01/29		1,675	1,931,802
Lincoln National Corp.,
Sr. Unsec’d. Notes(a)	3.050	01/15/30		10,985	11,408,139
Sr. Unsec’d. Notes	6.300	10/09/37		3,930	5,386,957
Sr. Unsec’d. Notes	7.000	06/15/40		6,700	10,086,287
Markel Corp.,
Sr. Unsec’d. Notes	4.900	07/01/22		2,750	2,937,433
Sr. Unsec’d. Notes	5.000	03/30/43		300	347,556
Sr. Unsec’d. Notes	5.000	04/05/46		7,530	9,243,170
Sr. Unsec’d. Notes	5.000	05/20/49		14,057	17,491,285

New York Life Global Funding, Sec’d. Notes, 144A	1.950	02/11/20		13,080	13,080,392
Northwestern Mutual Life Insurance Co. (The), Sub. Notes, 144A	3.625	09/30/59		758	803,913
Principal Financial Group, Inc.,
Gtd. Notes	4.300	11/15/46		7,190	8,595,446
Gtd. Notes	4.350	05/15/43		3,100	3,663,056
Gtd. Notes	4.625	09/15/42		275	337,080

Progressive Corp. (The), Jr. Sub. Notes, Series B	5.375(ff)	–(rr)		15,110	15,895,375
Sompo International Holdings Ltd. (Bermuda), Sr. Unsec’d. Notes	7.000	07/15/34		525	731,360
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	4.270	05/15/47		9,310	11,088,151
Sub. Notes, 144A	4.900	09/15/44		16,598	21,283,757
Sub. Notes, 144A	6.850	12/16/39		325	490,934

Unum Group, Sr. Unsec’d. Notes	5.625	09/15/20		225	230,035

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance (cont’d.)
W.R. Berkley Corp.,
Sr. Unsec’d. Notes	4.625%	03/15/22	2,675	$ 2,825,574
Sr. Unsec’d. Notes	5.375	09/15/20	2,235	2,281,684

Willis North America, Inc., Gtd. Notes	3.600	05/15/24	20,670	21,922,257
				374,242,303
Internet 0.0%
Myriad International Holdings BV (China), Gtd. Notes	6.000	07/18/20	1,300	1,323,657
Lodging 0.1%
Las Vegas Sands Corp., Sr. Unsec’d. Notes	3.900	08/08/29	2,490	2,623,285
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	37,965	39,746,025
Sr. Unsec’d. Notes, Series Y, 3 Month LIBOR + 0.600%	2.507(c)	12/01/20	22,605	22,674,785

Sands China Ltd. (Macau), Sr. Unsec’d. Notes(a)	5.125	08/08/25	11,100	12,332,689
Wyndham Destinations, Inc., Sr. Sec’d. Notes(a)	5.625	03/01/21	980	1,011,026
				78,387,810
Machinery-Diversified 0.1%
CNH Industrial Capital LLC, Gtd. Notes	4.875	04/01/21	6,565	6,784,570
Rockwell Automation, Inc., Sr. Unsec’d. Notes	5.200	01/15/98	1,500	2,054,200
Westinghouse Air Brake Technologies Corp., Gtd. Notes	4.950	09/15/28	11,817	13,309,759
Xylem, Inc.,
Sr. Unsec’d. Notes	3.250	11/01/26	4,770	5,049,538
Sr. Unsec’d. Notes	4.875	10/01/21	1,505	1,579,608
				28,777,675
Media 1.1%
AMC Networks, Inc., Gtd. Notes	5.000	04/01/24	6,817	6,925,337

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	4.750%	03/01/30	10,975	$ 11,280,721
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	9,900	10,084,291
Sr. Unsec’d. Notes, 144A	5.375	06/01/29	20,583	22,042,241
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	9,275	9,703,302
Sr. Unsec’d. Notes, 144A(a)	5.750	02/15/26	9,867	10,362,756
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	4.800	03/01/50	73,093	78,306,797
Sr. Sec’d. Notes	5.125	07/01/49	40,050	44,700,758
Sr. Sec’d. Notes	5.375	04/01/38	6,075	7,098,628
Sr. Sec’d. Notes	5.375	05/01/47	26,899	30,760,894
Sr. Sec’d. Notes	5.750	04/01/48	27,908	33,315,130
Sr. Sec’d. Notes	6.384	10/23/35	7,110	9,244,548
Sr. Sec’d. Notes	6.484	10/23/45	4,326	5,609,763
Sr. Sec’d. Notes	6.834	10/23/55	7,580	10,131,402
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A(a)	9.250	02/15/24	19,209	20,913,719
Sr. Sec’d. Notes, 144A(a)	5.125	08/15/27	7,325	7,542,606
Comcast Corp.,
Gtd. Notes	3.450	02/01/50	18,790	20,264,619
Gtd. Notes	3.969	11/01/47	16	18,366
Gtd. Notes(a)(h)	4.150	10/15/28	64,160	73,593,852
Gtd. Notes	4.250	10/15/30	21,830	25,621,215

Cox Communications, Inc., Sr. Unsec’d. Notes, 144A	3.350	09/15/26	15,505	16,390,651
CSC Holdings LLC,
Gtd. Notes, 144A	5.500	05/15/26	4,137	4,340,879
Sr. Unsec’d. Notes, 144A(a)	7.500	04/01/28	6,465	7,347,088
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A(a)	6.625	08/15/27	5,905	5,526,735
Sr. Sec’d. Notes, 144A	5.375	08/15/26	6,000	5,974,331
Discovery Communications LLC,
Gtd. Notes	3.500	06/15/22	5,104	5,281,542
Gtd. Notes	5.000	09/20/37	18,223	21,105,577
Gtd. Notes(a)	5.200	09/20/47	22,906	27,103,560
Gtd. Notes(a)	5.300	05/15/49	13,797	16,509,946
DISH DBS Corp.,
Gtd. Notes	5.125	05/01/20	12,000	12,063,120
Gtd. Notes(a)	7.750	07/01/26	23,627	24,808,789

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)

Sinclair Television Group, Inc., Gtd. Notes, 144A(a)	5.875%	03/15/26		5,170	$ 5,428,405
Time Warner Cable LLC, Sr. Sec’d. Notes	7.300	07/01/38		3,600	4,883,168
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A	5.125	02/15/25		10,700	10,681,118
Sr. Sec’d. Notes, 144A	6.750	09/15/22		5,986	6,076,601
ViacomCBS, Inc.,
Sr. Unsec’d. Notes	2.250	02/04/22		3,287	3,258,600
Sr. Unsec’d. Notes	4.375	03/15/43		3,000	3,263,530
Sr. Unsec’d. Notes	5.850	09/01/43		7,750	10,021,674

Walt Disney Co. (The), Gtd. Notes	7.625	11/30/28		550	780,667
					628,366,926
Mining 0.2%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750	05/01/43		14,510	19,562,331
Barrick PD Australia Finance Pty Ltd. (Canada), Gtd. Notes	5.950	10/15/39		8,267	11,032,218
Newmont Corp., Gtd. Notes	3.625	06/09/21		2,405	2,455,239
Southern Copper Corp. (Peru),
Sr. Unsec’d. Notes(a)	3.500	11/08/22		3,108	3,224,741
Sr. Unsec’d. Notes	6.750	04/16/40		6,498	8,922,242
Sr. Unsec’d. Notes	7.500	07/27/35		260	368,100
Teck Resources Ltd. (Canada),
Sr. Unsec’d. Notes	5.200	03/01/42		3,050	3,235,289
Sr. Unsec’d. Notes	5.400	02/01/43		1,000	1,064,946
Sr. Unsec’d. Notes	6.000	08/15/40		9,014	10,204,642
Sr. Unsec’d. Notes	6.125	10/01/35		23,727	28,196,699
Sr. Unsec’d. Notes(a)	6.250	07/15/41		5,000	5,787,197
					94,053,644
Miscellaneous Manufacturing 0.1%
General Electric Co., Sr. Unsec’d. Notes, EMTN	4.208	12/06/21	SEK	28,000	3,067,194
Pentair Finance Sarl, Gtd. Notes	4.500	07/01/29		1,300	1,431,884

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing (cont’d.)
Siemens Financieringsmaatschappij NV (Germany), Gtd. Notes, 144A	3.250%	05/27/25		24,400	$ 26,051,889
Textron, Inc., Sr. Unsec’d. Notes	4.000	03/15/26		3,775	4,088,952
					34,639,919
Multi-National 0.8%
African Development Bank (Supranational Bank), Sr. Unsec’d. Notes	7.375	04/06/23		5,396	6,343,329
Asian Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	5.820	06/16/28		36,785	48,237,772
Sr. Unsec’d. Notes	6.220	08/15/27		4,120	5,362,248
Sr. Unsec’d. Notes	6.375	10/01/28		2,560	3,471,414
Sr. Unsec’d. Notes, EMTN	0.500	07/30/20	ZAR	53,000	3,419,107
Sr. Unsec’d. Notes, EMTN	0.500	08/28/20	ZAR	52,000	3,338,823
Sr. Unsec’d. Notes, EMTN	0.500	09/28/20	ZAR	46,000	2,937,014
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes	2.125	09/27/21		31,240	31,342,692
Sr. Unsec’d. Notes	2.200	07/18/20		4,040	4,042,922
Sr. Unsec’d. Notes	2.750	01/06/23		17,745	18,097,174
Sr. Unsec’d. Notes	3.250	02/11/22		9,915	10,157,941
Sr. Unsec’d. Notes	4.375	06/15/22		16,587	17,481,570

Eurasian Development Bank (Supranational Bank), Sr. Unsec’d. Notes, 144A	5.000	09/26/20		2,855	2,897,796
European Bank for Reconstruction & Development (Supranational Bank), Sr. Unsec’d. Notes, EMTN	0.500	12/19/22		1,000	957,963
European Investment Bank (Supranational Bank), Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap 2.590%, Floor N/A)	1.961(c)	12/29/26		3,500	3,418,172
Inter-American Development Bank (Supranational Bank),
Notes	6.800	10/15/25		14,240	18,010,880
Sr. Unsec’d. Notes	7.000	06/15/25		4,414	5,593,707
Sr. Unsec’d. Notes, EMTN	0.500	04/17/23		2,000	1,923,590
Unsec’d. Notes	6.950	08/01/26		2,000	2,597,852
Unsec’d. Notes, MTN	6.290	07/16/27		2,756	3,558,977
Unsec’d. Notes, MTN	6.750	07/15/27		13,630	17,998,518
International Bank for Reconstruction & Development (Supranational Bank),
Notes, EMTN	0.500	12/05/22		60,500	58,589,453
Notes, EMTN	0.500	02/07/23		9,000	8,663,545

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Multi-National (cont’d.)
International Bank for Reconstruction & Development (Supranational Bank), (cont’d.)
Sr. Unsec’d. Notes	— %(p)	06/30/34	8,488	$ 6,149,502
Sr. Unsec’d. Notes^	1.247(cc)	05/30/34	200	156,140
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.000% (Cap 2.350%, Floor 0.000%)	2.330(c)	06/28/26	12,958	12,620,186
Sr. Unsec’d. Notes, EMTN, 3 Month LIBOR + 0.000% (Cap 1.820%, Floor 0.000%)	1.820(c)	08/11/26	21,424	20,658,002
Sr. Unsec’d. Notes, MTN	—(p)	07/31/34	4,605	3,536,786
Sr. Unsec’d. Notes, MTN	—(p)	08/28/34	853	612,526
Sr. Unsec’d. Notes, MTN	—(p)	11/28/34	273	204,146
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.000% (Cap 2.330%, Floor 0.000%)	2.330(c)	05/31/26	14,714	14,283,612
Unsec’d. Notes, MTN	3.476(s)	09/17/30	2,250	1,786,455
North American Development Bank (Supranational Bank),
Sr. Unsec’d. Notes	2.400	10/26/22	62,190	63,079,587
Sr. Unsec’d. Notes	4.375	02/11/20	22,895	22,928,144
				424,457,545
Oil & Gas 2.5%
Antero Resources Corp.,
Gtd. Notes	5.000	03/01/25	14,850	9,805,659
Gtd. Notes	5.125	12/01/22	7,000	6,036,389
Gtd. Notes	5.375	11/01/21	7,103	6,787,700
Gtd. Notes	5.625	06/01/23	8,325	5,994,598

Apache Corp., Sr. Unsec’d. Notes	3.250	04/15/22	605	617,917
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26	12,568	9,067,829
Sr. Unsec’d. Notes, 144A	10.000	04/01/22	12,421	12,172,715

BP Capital Markets America, Inc., Gtd. Notes	4.500	10/01/20	435	442,732
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes	5.250	06/15/37	22,000	24,120,062
Sr. Unsec’d. Notes(a)	5.400	06/15/47	20,865	23,748,366
Sr. Unsec’d. Notes(a)	6.750	11/15/39	23,573	29,686,454

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	9.250	08/01/24	4,900	5,262,762
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22	18,790	18,581,841

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
CNX Resources Corp., (cont’d.)
Gtd. Notes, 144A	7.250%	03/14/27	18,725	$ 15,280,641
Concho Resources, Inc.,
Gtd. Notes	3.750	10/01/27	9,065	9,584,520
Gtd. Notes	4.300	08/15/28	8,989	9,867,992
Gtd. Notes(a)	4.850	08/15/48	7,865	9,215,972
Gtd. Notes(a)	4.875	10/01/47	8,994	10,427,642
Continental Resources, Inc.,
Gtd. Notes(a)	3.800	06/01/24	12,160	12,664,973
Gtd. Notes	4.500	04/15/23	19,558	20,673,010

Devon Energy Corp., Sr. Unsec’d. Notes	5.600	07/15/41	14,222	17,201,836
Diamondback Energy, Inc.,
Gtd. Notes	3.250	12/01/26	56,675	57,875,218
Gtd. Notes	3.500	12/01/29	13,500	13,655,719

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A(a)	5.750	01/30/28	4,175	4,340,330
Eni SpA (Italy), Sr. Unsec’d. Notes, 144A(a)	4.000	09/12/23	4,275	4,549,263
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	4.950	07/19/22	500	529,542
Sr. Unsec’d. Notes, 144A	6.510	03/07/22	8,157	8,850,035
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes(a)	4.400	04/15/29	16,100	17,585,257
Sr. Unsec’d. Notes	6.800	09/15/37	1,150	1,516,344
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A	4.750	04/24/25	14,525	16,040,028
Sr. Unsec’d. Notes, 144A(a)	4.750	04/19/27	3,000	3,365,222

Lukoil International Finance BV (Russia), Gtd. Notes, 144A	6.125	11/09/20	1,625	1,672,723
Marathon Petroleum Corp., Sr. Unsec’d. Notes	5.850	12/15/45	9,983	11,726,060
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375	01/30/23	20,308	20,546,586
Gtd. Notes, 144A	7.000	03/31/24	25,675	25,875,372
Sr. Unsec’d. Notes, 144A	7.125	02/01/27	10,795	10,682,270
Newfield Exploration Co.,
Gtd. Notes(a)	5.375	01/01/26	35,890	39,384,765
Gtd. Notes(a)	5.625	07/01/24	26,621	29,398,644
Gtd. Notes	5.750	01/30/22	14,741	15,688,775
Noble Energy, Inc.,
Sr. Unsec’d. Notes(a)	3.900	11/15/24	3,700	3,951,552

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Noble Energy, Inc., (cont’d.)
Sr. Unsec’d. Notes	5.050%	11/15/44		12,475	$ 13,631,615
Sr. Unsec’d. Notes(a)	5.250	11/15/43		10,950	12,210,547
Sr. Unsec’d. Notes(a)	6.000	03/01/41		2,322	2,781,649
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	2.600	08/13/21		24,135	24,380,599
Sr. Unsec’d. Notes	4.264(s)	10/10/36		45,000	23,493,755
Sr. Unsec’d. Notes	6.200	03/15/40		4,200	5,218,039
Sr. Unsec’d. Notes	6.450	09/15/36		12,600	15,771,723
Sr. Unsec’d. Notes	6.950	07/01/24		1,060	1,260,136
Sr. Unsec’d. Notes	7.950	06/15/39		1,600	2,266,902
Ovintiv, Inc.,
Gtd. Notes(a)	6.500	08/15/34		9,845	11,341,686
Gtd. Notes	6.500	02/01/38		2,720	3,181,671
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes	4.875	05/03/22		10,861	11,438,067
Sr. Unsec’d. Notes	5.250	05/23/21		3,000	3,117,986
Sr. Unsec’d. Notes, EMTN	5.625	05/20/43		2,155	2,552,841
Petrobras Global Finance BV (Brazil),
Gtd. Notes(a)	4.750	01/14/25	EUR	3,365	4,342,981
Gtd. Notes(a)	5.750	02/01/29		1,700	1,962,030
Gtd. Notes	6.625	01/16/34	GBP	22,380	36,079,980
Gtd. Notes	6.900	03/19/49		62,220	75,918,883
Gtd. Notes	7.375	01/17/27		23,280	28,929,437
Gtd. Notes	8.750	05/23/26		2,740	3,583,657
Gtd. Notes, 144A(a)	5.093	01/15/30		7,852	8,617,880
Gtd. Notes, EMTN	6.250	12/14/26	GBP	1,000	1,579,997
Petroleos Mexicanos (Mexico),
Gtd. Notes	2.500	11/24/22	EUR	6,500	7,537,527
Gtd. Notes	3.500	01/30/23		8,103	8,237,032
Gtd. Notes	4.750	02/26/29	EUR	34,925	41,375,872
Gtd. Notes	5.500	01/21/21		2,260	2,355,406
Gtd. Notes	6.350	02/12/48		40,644	40,251,084
Gtd. Notes	6.500	03/13/27		27,040	29,294,885
Gtd. Notes	6.500	01/23/29		2,900	3,094,321
Gtd. Notes	6.625	06/15/35		2,920	3,051,785
Gtd. Notes	6.625	06/15/38		1,676	1,713,042
Gtd. Notes	9.500	09/15/27		1,590	1,912,536
Gtd. Notes, 144A(a)	6.490	01/23/27		24,393	26,494,676
Gtd. Notes, 144A	6.840	01/23/30		3,000	3,250,673
Gtd. Notes, 144A	7.690	01/23/50		24,783	27,206,554
Gtd. Notes, EMTN	1.875	04/21/22	EUR	5,800	6,584,691

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petroleos Mexicanos (Mexico), (cont’d.)
Gtd. Notes, EMTN	2.500%	08/21/21	EUR	16,600	$ 18,979,560
Gtd. Notes, EMTN	2.750	04/21/27	EUR	16,720	17,937,128
Gtd. Notes, EMTN	3.750	02/21/24	EUR	3,000	3,584,723
Gtd. Notes, EMTN	3.750	11/16/25	GBP	4,120	5,417,555
Gtd. Notes, EMTN	4.875	02/21/28	EUR	28,430	34,032,964
Gtd. Notes, GMTN	6.750	09/21/47		73,449	74,405,149
Gtd. Notes, MTN	6.875	08/04/26		40,530	45,686,544
Phillips 66,
Gtd. Notes	4.650	11/15/34		2,970	3,564,904
Gtd. Notes	4.875	11/15/44		2,830	3,485,073
Range Resources Corp.,
Gtd. Notes(a)	4.875	05/15/25		10,025	7,824,076
Gtd. Notes	5.000	08/15/22		1,490	1,410,635
Gtd. Notes(a)	5.000	03/15/23		6,600	5,687,759
Gtd. Notes, 144A(a)	9.250	02/01/26		28,075	24,806,954

Reliance Holding USA, Inc. (India), Gtd. Notes, 144A	5.400	02/14/22		4,773	5,056,091
Sinopec Group Overseas Development 2015 Ltd. (China),
Gtd. Notes	2.500	04/28/20		1,046	1,046,493
Gtd. Notes, 144A	2.500	04/28/20		10,200	10,204,812

Sinopec Group Overseas Development 2016 Ltd. (China), Gtd. Notes	2.000	09/29/21		2,600	2,599,132
Transocean, Inc.,
Gtd. Notes, 144A(a)	7.500	01/15/26		7,450	6,942,716
Gtd. Notes, 144A	8.000	02/01/27		15,475	14,370,312
Valero Energy Corp.,
Sr. Unsec’d. Notes(a)	3.400	09/15/26		26,460	28,040,858
Sr. Unsec’d. Notes(a)	4.000	04/01/29		10,075	10,902,187

YPF SA (Argentina), Sr. Unsec’d. Notes, 144A(a)	8.500	03/23/21		710	707,886
					1,367,190,971
Oil & Gas Services 0.0%
Cameron International Corp., Gtd. Notes	5.950	06/01/41		2,775	3,492,998

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Packaging & Containers 0.1%
ARD Finance SA (Luxembourg),
Sr. Sec’d. Notes, Cash coupon 5.000% or PIK 5.750%	5.000%	06/30/27	EUR	8,350	$ 9,422,627
Sr. Sec’d. Notes, 144A, Cash coupon 5.000% or PIK 5.750%	5.000	06/30/27	EUR	42,000	47,395,252

Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A(a)	6.375	08/15/25		1,200	1,338,362
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	5.750	10/15/20		2,806	2,812,482
WestRock RKT LLC, Gtd. Notes	4.900	03/01/22		1,700	1,798,407
					62,767,130
Pharmaceuticals 2.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes	2.900	11/06/22		14,258	14,646,424
Sr. Unsec’d. Notes	3.200	11/06/22		1,112	1,148,002
Sr. Unsec’d. Notes(a)	3.600	05/14/25		14,685	15,702,119
Sr. Unsec’d. Notes	4.400	11/06/42		10,400	11,778,563
Sr. Unsec’d. Notes	4.450	05/14/46		6,485	7,255,526
Sr. Unsec’d. Notes	4.500	05/14/35		20,745	23,982,016
Sr. Unsec’d. Notes	4.700	05/14/45		37,911	43,765,943
Sr. Unsec’d. Notes, 144A	4.050	11/21/39		73,565	80,203,125
Sr. Unsec’d. Notes, 144A	4.250	11/21/49		101,340	110,831,706
Allergan Funding SCS,
Gtd. Notes	3.450	03/15/22		1,300	1,337,571
Gtd. Notes	4.550	03/15/35		74,564	85,961,195
Gtd. Notes(a)	4.750	03/15/45		10,808	12,513,573
Gtd. Notes	4.850	06/15/44		9,795	11,544,347

Allergan Sales LLC, Gtd. Notes, 144A	4.875	02/15/21		5,106	5,223,186
AmerisourceBergen Corp., Sr. Unsec’d. Notes	3.250	03/01/25		3,875	4,078,001
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28		3,800	3,843,280
Gtd. Notes, 144A(a)	5.250	01/30/30		4,300	4,377,079
Gtd. Notes, 144A(a)	6.125	04/15/25		11,194	11,536,684
Gtd. Notes, 144A	7.250	05/30/29		2,725	3,057,411
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A, 3 Month LIBOR + 0.630%	2.577(c)	06/25/21		29,120	29,255,138

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Bayer US Finance II LLC (Germany), (cont’d.)
Gtd. Notes, 144A	3.500%	06/25/21	21,850	$ 22,323,840
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes	2.404	06/05/20	2,700	2,704,066
Sr. Unsec’d. Notes	3.363	06/06/24	33,115	34,913,188
Sr. Unsec’d. Notes(a)	3.700	06/06/27	5,673	6,168,016
Sr. Unsec’d. Notes	3.734	12/15/24	3,998	4,292,375
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A	3.250	08/15/22	7,529	7,817,700
Sr. Unsec’d. Notes, 144A	3.450	11/15/27	27,975	30,544,312
Sr. Unsec’d. Notes, 144A	4.125	06/15/39	11,420	13,705,453
Sr. Unsec’d. Notes, 144A	4.250	10/26/49	32,165	39,749,071
Sr. Unsec’d. Notes, 144A	4.350	11/15/47	16,595	20,718,377
Sr. Unsec’d. Notes, 144A	4.550	02/20/48	23,158	29,514,761
Sr. Unsec’d. Notes, 144A	4.625	05/15/44	5,340	6,747,869
Sr. Unsec’d. Notes, 144A	5.000	08/15/45	18,795	25,146,137
Cigna Corp.,
Gtd. Notes	4.375	10/15/28	31,455	35,564,046
Gtd. Notes	4.800	08/15/38	15,935	19,071,204
Gtd. Notes(a)	4.900	12/15/48	14,500	17,720,013
Gtd. Notes, 144A	3.250	04/15/25	20,815	21,875,133
Gtd. Notes, 144A	3.300	02/25/21	7,900	8,015,189
Gtd. Notes, 144A(a)	3.400	03/01/27	2,255	2,384,225
Gtd. Notes, 144A	4.000	02/15/22	1,000	1,035,313
Gtd. Notes, 144A	4.500	02/25/26	45,085	50,429,308
Gtd. Notes, 144A	4.800	07/15/46	21,210	25,291,125
CVS Health Corp.,
Sr. Unsec’d. Notes	3.700	03/09/23	10,067	10,563,164
Sr. Unsec’d. Notes	4.100	03/25/25	34,187	37,150,772
Sr. Unsec’d. Notes(a)	4.300	03/25/28	11,450	12,703,203
Sr. Unsec’d. Notes(a)	4.780	03/25/38	10,870	12,686,204
Sr. Unsec’d. Notes(a)	5.050	03/25/48	82,318	99,702,045
Sr. Unsec’d. Notes	5.125	07/20/45	3,884	4,690,882
Sr. Unsec’d. Notes	5.300	12/05/43	7,440	9,080,344

Eli Lilly & Co., Sr. Unsec’d. Notes	4.150	03/15/59	12,145	15,004,013
Endo Dac/Endo Finance LLC/Endo Finco, Inc.,
Gtd. Notes, 144A(a)	6.000	07/15/23	12,128	9,159,040
Gtd. Notes, 144A(a)	6.000	02/01/25	17,205	11,933,048

Mylan NV, Gtd. Notes	5.250	06/15/46	28,104	32,530,316

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Mylan, Inc.,
Gtd. Notes	5.200%	04/15/48	37,720	$ 43,621,721
Gtd. Notes	5.400	11/29/43	17,306	20,149,257
Gtd. Notes, 144A	3.125	01/15/23	16,635	17,070,262

NVA Holdings, Inc., Gtd. Notes, 144A	6.875	04/01/26	9,458	10,289,938
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes	2.400	09/23/21	16,365	16,516,149
Gtd. Notes(a)	2.875	09/23/23	37,295	38,402,759
Gtd. Notes	3.200	09/23/26	79,780	83,968,807

Takeda Pharmaceutical Co. Ltd. (Japan), Sr. Unsec’d. Notes	4.000	11/26/21	16,395	16,998,695
				1,409,992,229
Pipelines 1.4%
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	24,840	26,403,061
DCP Midstream Operating LP, Gtd. Notes, 144A	5.350	03/15/20	1,916	1,919,392
Energy Transfer Operating LP,
Gtd. Notes	4.650	06/01/21	510	523,541
Gtd. Notes(a)	5.000	05/15/50	13,845	14,230,580
Gtd. Notes	5.150	03/15/45	3,815	3,950,980
Gtd. Notes	5.300	04/15/47	6,095	6,473,062
Gtd. Notes(a)	6.125	12/15/45	9,480	10,959,321
Gtd. Notes	6.250	04/15/49	40,460	48,002,507
Jr. Sub. Notes, Series G	7.125(ff)	–(rr)	65,450	66,635,970

EnLink Midstream Partners LP, Sr. Unsec’d. Notes(a)	5.600	04/01/44	1,325	1,047,161
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51	14,630	14,727,854
Gtd. Notes	3.950	01/31/60	16,185	16,527,525
Gtd. Notes	4.200	01/31/50	5,910	6,443,734
Gtd. Notes	4.900	05/15/46	28,346	33,624,953
Gtd. Notes(a)	5.100	02/15/45	8,500	10,224,562
Gtd. Notes, Series D	4.875(ff)	08/16/77	19,000	19,028,279

EQM Midstream Partners LP, Sr. Unsec’d. Notes	4.750	07/15/23	6,290	6,188,420
Fermaca Enterprises S de RL de CV (Mexico), Sr. Sec’d. Notes, 144A	6.375	03/30/38	4,741	5,246,651

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Kinder Morgan Energy Partners LP,
Gtd. Notes	6.500%	04/01/20	2,009	$ 2,023,147
Gtd. Notes(a)	6.500	09/01/39	1,260	1,627,887
Magellan Midstream Partners LP,
Sr. Unsec’d. Notes	4.200	12/01/42	1,600	1,668,857
Sr. Unsec’d. Notes	4.200	03/15/45	2,830	2,942,561
Sr. Unsec’d. Notes	4.200	10/03/47	6,504	7,051,549
Sr. Unsec’d. Notes	4.250	02/01/21	5,500	5,627,656
Sr. Unsec’d. Notes	4.250	09/15/46	5,540	6,011,910
Sr. Unsec’d. Notes	5.150	10/15/43	14,820	17,920,732
Midwest Connector Capital Co. LLC,
Gtd. Notes, 144A	3.625	04/01/22	13,955	14,385,172
Gtd. Notes, 144A	3.900	04/01/24	20,820	22,119,744
Gtd. Notes, 144A	4.625	04/01/29	5,980	6,572,727
MPLX LP,
Sr. Unsec’d. Notes	4.000	03/15/28	6,590	6,916,548
Sr. Unsec’d. Notes	4.500	04/15/38	26,340	27,251,527
Sr. Unsec’d. Notes	5.200	03/01/47	2,081	2,308,795

ONEOK Partners LP, Gtd. Notes	6.850	10/15/37	1,000	1,328,698
ONEOK, Inc.,
Gtd. Notes	3.400	09/01/29	35,655	36,530,997
Gtd. Notes(a)	4.450	09/01/49	43,225	44,935,806
Gtd. Notes	4.950	07/13/47	52,825	58,439,517
Gtd. Notes	5.200	07/15/48	5,000	5,737,244
Gtd. Notes	6.000	06/15/35	4,200	5,241,924
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	9,515	9,485,183
Sr. Unsec’d. Notes	4.650	10/15/25	5,470	5,968,196
Sr. Unsec’d. Notes	4.700	06/15/44	1,090	1,053,483
Sr. Unsec’d. Notes	4.900	02/15/45	16,323	16,314,981
Sr. Unsec’d. Notes	5.150	06/01/42	700	701,330
Rockies Express Pipeline LLC,
Sr. Unsec’d. Notes, 144A	3.600	05/15/25	5,975	6,013,549
Sr. Unsec’d. Notes, 144A	6.875	04/15/40	8,000	8,513,817

Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	5,760	6,111,039
Sunoco Logistics Partners Operations LP,
Gtd. Notes	5.300	04/01/44	4,150	4,391,424
Gtd. Notes(a)	5.400	10/01/47	9,145	9,853,349

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A(a)	5.500%	01/15/28	3,349	$ 3,347,048
Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	4.150	01/15/48	835	913,764
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	4.600	03/15/48	18,925	21,040,171
Valero Energy Partners LP, Gtd. Notes(a)	4.500	03/15/28	7,970	8,900,715
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	8,315	8,528,867
Sr. Unsec’d. Notes	4.000	07/01/22	700	719,944
Sr. Unsec’d. Notes(a)	4.750	08/15/28	3,250	3,341,537
Sr. Unsec’d. Notes	5.450	04/01/44	875	794,608
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	3.750	06/15/27	48,136	50,892,171
Sr. Unsec’d. Notes	3.900	01/15/25	18,456	19,719,240
Sr. Unsec’d. Notes	4.000	09/15/25	8,660	9,313,006
Sr. Unsec’d. Notes	4.300	03/04/24	9,550	10,292,213
Sr. Unsec’d. Notes(a)	4.850	03/01/48	12,050	12,998,914
Sr. Unsec’d. Notes	4.900	01/15/45	5,902	6,305,552
				794,314,652
Real Estate 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	3.125	03/20/22	8,720	8,940,190
Sr. Unsec’d. Notes, 144A	3.875	03/20/27	14,600	16,024,636
				24,964,826
Real Estate Investment Trusts (REITs) 0.4%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	3.650	06/15/24	14,830	15,744,819
Sr. Unsec’d. Notes	4.125	05/15/29	13,335	14,710,225

Crown Castle International Corp., Sr. Unsec’d. Notes	4.875	04/15/22	9,955	10,583,931
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes(a)	3.350	09/01/24	1,260	1,309,646
Gtd. Notes	5.375	11/01/23	2,555	2,807,330
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes(a)	3.400	02/01/25	8,835	9,351,328

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Healthpeak Properties, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.500%	07/15/29		1,490	$1,591,081

Highwoods Realty LP, Sr. Unsec’d. Notes	3.875	03/01/27		5,885	6,314,189
Kimco Realty Corp., Sr. Unsec’d. Notes	3.400	11/01/22		9,340	9,704,320
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes(a)	5.000	10/15/27		2,800	2,949,661
Gtd. Notes	5.500	05/01/24		4,165	4,256,267

Realty Income Corp., Sr. Unsec’d. Notes	3.000	01/15/27		13,790	14,469,401
Service Properties Trust, Sr. Unsec’d. Notes	4.350	10/01/24		30,000	31,594,997
Ventas Realty LP,
Gtd. Notes	3.100	01/15/23		12,040	12,438,300
Gtd. Notes	3.500	02/01/25		5,000	5,301,920
Gtd. Notes	3.850	04/01/27		31,660	34,237,680
Gtd. Notes	4.400	01/15/29		5,000	5,645,136
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.125	08/15/30		485	492,379
Gtd. Notes, 144A	4.250	12/01/26		13,075	13,434,713
Gtd. Notes, 144A	4.625	12/01/29		960	1,003,170

WEA Finance LLC/Westfield UK & Europe Finance PLC (France), Gtd. Notes, 144A	3.250	10/05/20		13,220	13,322,822
Welltower, Inc.,
Sr. Unsec’d. Notes	4.000	06/01/25		10,745	11,749,965
Sr. Unsec’d. Notes(a)	4.125	03/15/29		1,050	1,177,393
Sr. Unsec’d. Notes	4.250	04/01/26		16,080	17,850,854
					242,041,527
Retail 0.4%
AutoZone, Inc., Sr. Unsec’d. Notes	3.250	04/15/25		18,000	19,034,969
Dollar Tree, Inc., Sr. Unsec’d. Notes, 3 Month LIBOR + 0.700%	2.536(c)	04/17/20		8,871	8,873,683
eG Global Finance PLC (United Kingdom),
First Lien, 144A	4.375	02/07/25	EUR	12,500	13,760,073
Sr. Sec’d. Notes	6.250	10/30/25	EUR	3,000	3,445,968

Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec’d. Notes	6.500	05/01/21		20,575	17,944,360

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Retail (cont’d.)

Golden Nugget, Inc., Gtd. Notes, 144A	8.750%	10/01/25	3,430	$ 3,610,818
Home Depot, Inc. (The), Sr. Unsec’d. Notes	3.000	04/01/26	1,385	1,474,445
L Brands, Inc.,
Gtd. Notes(a)	5.625	10/15/23	18,638	20,275,977
Gtd. Notes	6.750	07/01/36	6,740	6,687,010

Macy’s Retail Holdings, Inc., Gtd. Notes	3.875	01/15/22	265	271,304
McDonald’s Corp., Sr. Unsec’d. Notes, MTN	6.300	10/15/37	860	1,216,408
Michaels Stores, Inc., Gtd. Notes, 144A(a)	8.000	07/15/27	18,886	16,943,944
O’Reilly Automotive, Inc., Sr. Unsec’d. Notes(a)	3.900	06/01/29	7,545	8,439,618
PetSmart, Inc., Sr. Sec’d. Notes, 144A(a)	5.875	06/01/25	16,012	16,483,908
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25	34,149	35,404,853
Walmart, Inc., Sr. Unsec’d. Notes	3.250	07/08/29	24,225	26,565,278
				200,432,616
Savings & Loans 0.0%
People’s United Financial, Inc., Sr. Unsec’d. Notes	3.650	12/06/22	3,225	3,369,917
Semiconductors 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes	3.000	01/15/22	7,950	8,094,659
Gtd. Notes	3.625	01/15/24	15,740	16,471,630
Broadcom, Inc.,
Gtd. Notes, 144A	3.125	04/15/21	60,550	61,423,483
Gtd. Notes, 144A	3.125	10/15/22	40,385	41,444,607

Microchip Technology, Inc., Sr. Sec’d. Notes	3.922	06/01/21	12,015	12,303,949
NVIDIA Corp., Sr. Unsec’d. Notes	2.200	09/16/21	7,940	8,000,378

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Semiconductors (cont’d.)
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A	3.875%	09/01/22		6,600	$ 6,892,263
Gtd. Notes, 144A	4.625	06/01/23		16,600	17,905,032
					172,536,001
Software 0.6%
CA, Inc., Sr. Unsec’d. Notes	3.600	08/15/22		28,170	28,851,742
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	0.750	05/21/23	EUR	8,200	9,311,248
Fiserv, Inc., Sr. Unsec’d. Notes	2.700	06/01/20		5,765	5,776,428
Infor US, Inc., Gtd. Notes	5.750	05/15/22	EUR	36,249	40,705,675
InterXion Holding NV (Netherlands), Gtd. Notes, 144A	4.750	06/15/25	EUR	49,755	59,250,864
IQVIA, Inc., Gtd. Notes, 144A	2.250	01/15/28	EUR	25,700	28,947,260
Microsoft Corp.,
Sr. Unsec’d. Notes(a)	3.700	08/08/46		19,705	23,245,975
Sr. Unsec’d. Notes	3.950	08/08/56		5,965	7,385,663
Sr. Unsec’d. Notes	4.450	11/03/45		1,685	2,185,970
Sr. Unsec’d. Notes	4.500	02/06/57		7,050	9,556,920
Oracle Corp.,
Sr. Unsec’d. Notes	2.950	11/15/24		32,220	33,915,603
Sr. Unsec’d. Notes(h)	2.950	05/15/25		52,640	55,651,879
Sr. Unsec’d. Notes	3.800	11/15/37		18,205	20,707,654
					325,492,881
Telecommunications 1.8%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.950	07/15/26		16,910	17,612,520
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.180%	3.067(c)	06/12/24		14,165	14,432,354
Sr. Unsec’d. Notes(a)	3.400	05/15/25		10,513	11,165,892
Sr. Unsec’d. Notes	3.550	06/01/24		3,680	3,904,031
Sr. Unsec’d. Notes	3.600	07/15/25		2,300	2,471,710
Sr. Unsec’d. Notes	3.800	02/15/27		5,960	6,490,006
Sr. Unsec’d. Notes	3.950	01/15/25		11,900	12,919,365
Sr. Unsec’d. Notes(a)	4.050	12/15/23		13,350	14,430,689
Sr. Unsec’d. Notes	4.300	02/15/30		17,605	19,911,948
Sr. Unsec’d. Notes	4.350	06/15/45		10,550	11,679,130

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
AT&T, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.500%	05/15/35	17,295	$ 19,864,551
Sr. Unsec’d. Notes	4.550	03/09/49	37,014	42,188,093
Sr. Unsec’d. Notes	4.850	03/01/39	124,975	148,528,826
Sr. Unsec’d. Notes	4.900	08/15/37	18,690	22,213,536
Sr. Unsec’d. Notes	5.150	03/15/42	2,700	3,297,074
Sr. Unsec’d. Notes	5.150	02/15/50	16,917	20,836,259
Sr. Unsec’d. Notes(a)	5.250	03/01/37	12,650	15,482,443
Sr. Unsec’d. Notes	5.350	09/01/40	14,524	18,179,720
Sr. Unsec’d. Notes(a)	5.450	03/01/47	3,040	3,864,423

BellSouth LLC, Gtd. Notes, 144A	4.266	04/26/21	188,000	188,871,636
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series S	6.450	06/15/21	9,665	10,146,216
Sr. Unsec’d. Notes, Series V	5.625	04/01/20	19,189	19,268,882

CommScope Technologies LLC, Gtd. Notes, 144A	5.000	03/15/27	1,250	1,134,216
CommScope, Inc., Gtd. Notes, 144A	5.000	06/15/21	365	365,001
Corning, Inc., Sr. Unsec’d. Notes	5.450	11/15/79	5,455	6,239,372
Digicel Group One Ltd. (Jamaica),
Sr. Sec’d. Notes	8.250	12/30/22	926	598,326
Sr. Sec’d. Notes, 144A	8.250	12/30/22	1,003	648,078
Digicel Group Two Ltd. (Jamaica),
Sr. Unsec’d. Notes	8.250	09/30/22	874	235,206
Sr. Unsec’d. Notes, 144A	8.250	09/30/22	947	254,852
Digicel Ltd. (Jamaica),
Gtd. Notes, 144A	6.750	03/01/23	10,040	6,467,620
Sr. Unsec’d. Notes, 144A(a)	6.000	04/15/21	24,000	18,992,272

Embarq Corp., Sr. Unsec’d. Notes	7.995	06/01/36	43,745	48,577,761
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes	5.500	08/01/23	2,000	1,635,000
Iridium Communications, Inc., Sr. Unsec’d. Notes, 144A	10.250	04/15/23	6,000	6,399,000
Level 3 Financing, Inc.,
Gtd. Notes	5.125	05/01/23	1,825	1,834,213
Gtd. Notes	5.375	01/15/24	4,150	4,209,113
Sr. Sec’d. Notes, 144A	3.400	03/01/27	24,914	25,676,712
Motorola Solutions, Inc.,
Sr. Unsec’d. Notes	4.600	02/23/28	10,000	11,119,049

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Motorola Solutions, Inc., (cont’d.)
Sr. Unsec’d. Notes	4.600%	05/23/29		26,200	$29,483,874

Sprint Capital Corp., Gtd. Notes(a)	8.750	03/15/32		44,800	49,614,807
Sprint Communications, Inc., Gtd. Notes, 144A	7.000	03/01/20		11,450	11,484,976
Sprint Corp.,
Gtd. Notes	7.625	02/15/25		20,250	21,111,646
Gtd. Notes(a)	7.875	09/15/23		28,400	30,154,758
Verizon Communications, Inc.,
Sr. Unsec’d. Notes(a)	4.016	12/03/29		18,405	20,988,130
Sr. Unsec’d. Notes	4.125	08/15/46		4,960	5,799,079
Sr. Unsec’d. Notes	4.500	08/10/33		30,750	37,019,752
Sr. Unsec’d. Notes(a)	4.522	09/15/48		7,705	9,508,979
Sr. Unsec’d. Notes	4.750	11/01/41		5,605	6,993,644
Sr. Unsec’d. Notes	4.862	08/21/46		9,085	11,718,682
					996,023,422
Textiles 0.0%
Mohawk Industries, Inc., Sr. Unsec’d. Notes(a)	3.850	02/01/23		673	708,410
Transportation 0.4%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes	4.375	09/01/42		2,850	3,468,873
Sr. Unsec’d. Notes	4.700	09/01/45		3,400	4,308,727

CP-Comboios de Portugal EPE (Portugal), Sr. Unsec’d. Notes	5.700	03/05/30	EUR	48,150	77,547,163
CSX Corp., Sr. Unsec’d. Notes(a)	2.600	11/01/26		37,200	38,655,896
Deutsche Bahn Finance GmbH (Germany), Gtd. Notes, EMTN	1.375	07/07/25	GBP	4,403	5,934,660
FedEx Corp., Gtd. Notes	4.550	04/01/46		7,000	7,552,931
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875	07/05/34		5,430	6,427,779
Norfolk Southern Railway Co., Sr. Unsec’d. Notes	9.750	06/15/20		3,700	3,804,250
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	2.650	03/02/20		7,225	7,227,672

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Transportation (cont’d.)

SNCF Mobilites (France), Sr. Unsec’d. Notes, EMTN	5.375%	03/18/27	GBP	37,291	$ 63,447,655
SNCF Reseau (France), Sr. Unsec’d. Notes, EMTN	5.250	12/07/28	GBP	4,110	7,325,941
SNCF Reseau (France), Sr. Unsec’d. Notes, EMTN	5.500	12/01/21	GBP	1,000	1,429,712
XPO Logistics, Inc., Gtd. Notes, 144A(a)	6.750	08/15/24		4,444	4,815,856
					231,947,115
Trucking & Leasing 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	3.300	04/01/21		21,250	21,595,226
Water 0.0%
American Water Capital Corp., Sr. Unsec’d. Notes	3.750	09/01/47		4,980	5,558,589

Total Corporate Bonds (cost $18,161,498,127)					19,283,516,834
Municipal Bonds 0.9%
California 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2	6.263	04/01/49		12,630	20,366,506
Taxable, Revenue Bonds, BABs, Series S3	6.907	10/01/50		525	917,968

City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39		5,045	6,868,768
Los Angeles County Public Works Financing Authority, Revenue Bonds, BABs, Series Z	7.618	08/01/40		4,300	6,907,993
Los Angeles Department of Water, Taxable, Revenue Bonds, BABs, Series C	6.008	07/01/39		6,200	8,344,952
Los Angeles Department of Water & Power, Power System Revenue, Revenue Bonds, BABs	5.716	07/01/39		8,475	12,007,295
State of California,
General Obligation Unlimited, BABs	7.300	10/01/39		835	1,334,622
General Obligation Unlimited, Taxable, BABs	7.625	03/01/40		275	462,451
General Obligation Unlimited, Taxable, BABs	7.550	04/01/39		1,600	2,707,904

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
California (cont’d.)
University of California,
Revenue Bonds, BABs	5.770%	05/15/43	500	$ 700,690
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	2,050	2,308,403
Taxable, Revenue Bonds, Series AQ	4.767	05/15/2115	4,900	6,508,621
Taxable, Revenue Bonds, Series J	4.131	05/15/45	2,250	2,623,905
				72,060,078
Colorado 0.0%
Colorado Bridge Enterprise, Taxable, Revenue Bonds, BABs, Series SR	6.078	12/01/40	1,000	1,428,400
Regional Transportation District Sales Tax Revenue, Revenue Bonds, BABs, Series B	5.844	11/01/50	3,320	5,118,079
				6,546,479
Illinois 0.2%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B	6.395	01/01/40	3,170	4,720,669
Taxable, Revenue Bonds, Series C	4.472	01/01/49	5,445	6,886,400
Taxable, Revenue Bonds, Series C	4.572	01/01/54	5,445	7,102,894

Illinois State Toll Highway Authority, Taxable, Revenue Bonds, BABs, Series A	6.184	01/01/34	5,000	6,877,000
State of Illinois,
General Obligation Unlimited, Series D	5.000	11/01/22	79,600	86,809,372
General Obligation Unlimited, Taxable(a)	5.100	06/01/33	21,300	23,958,666
				136,355,001
Kentucky 0.0%
Kentucky State Property & Building Commission, Revenue Bonds, BABs, Series C	5.373	11/01/25	1,900	2,133,795
Michigan 0.1%
Michigan Finance Authority,
Revenue Bonds, Series G	3.084	12/01/34	10,720	11,243,779
Taxable, Revenue Bonds	3.384	12/01/40	19,800	21,017,304
				32,261,083
New Jersey 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	15,953	25,673,801
Taxable, Revenue Bonds, BABs, Series F	7.414	01/01/40	12,865	21,348,824

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
New Jersey (cont’d.)

Rutgers State University of New Jersey (The), Taxable, Revenue Bonds, BABs	5.665%	05/01/40	1,350	$ 1,810,863
				48,833,488
New York 0.1%
Metropolitan Transportation Authority, Taxable, Revenue Bonds, BABs	6.687	11/15/40	700	1,024,415
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs	4.725	11/01/23	1,400	1,542,142
Taxable, Revenue Bonds, BABs	4.905	11/01/24	1,100	1,244,859

New York City Water & Sewer System, Taxable, Revenue Bonds, BABs(a)	5.882	06/15/44	2,185	3,406,393
New York State Urban Development Corp., Taxable, Revenue Bonds, BABs, Series ST	5.770	03/15/39	18,800	23,646,828
Port Authority of New York & New Jersey,
Consolidated, Taxable, Revenue Bonds	4.031	09/01/48	4,000	4,976,800
Consolidated, Taxable, Revenue Bonds, Series 192	4.810	10/15/65	8,650	11,713,571
Revenue Bonds	4.458	10/01/62	2,600	3,502,798
				51,057,806
Ohio 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, Series A	4.800	06/01/2111	7,815	10,919,430
Taxable, Revenue Bonds, BABs, Series C	4.910	06/01/40	295	394,849
				11,314,279
Oklahoma 0.0%
Oklahoma Development Finance Authority, Taxable, Revenue Bonds, Series C	5.450	08/15/28	5,000	5,749,150
Oregon 0.0%
State of Oregon Department of Transportation, Taxable, Revenue Bonds, BABs, Series A	5.834	11/15/34	675	934,409
Pennsylvania 0.1%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	400	572,916
Revenue Bonds, BABs, Series B	5.511	12/01/45	5,370	7,574,439

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania (cont’d.)

University of Pittsburgh-of the Commonwealth System of Higher Education, Taxable, Revenue Bonds	3.555%	09/15/2119	25,505	$ 27,968,783
				36,116,138
Puerto Rico 0.1%
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
Revenue Bonds, Series A-1	4.750	07/01/53	2,250	2,489,512
Revenue Bonds, Series A-1	5.000	07/01/58	27,600	30,998,112
				33,487,624
Texas 0.1%
City of San Antonio TX Electric & Gas Systems Revenue,
Revenue Bonds, BABs	5.985	02/01/39	1,000	1,428,600
Taxable, Revenue Bonds	4.427	02/01/42	6,480	7,799,393

Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	20,905	22,701,785
				31,929,778
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	9,850	12,667,100

Total Municipal Bonds (cost $424,890,646)				481,446,208
Residential Mortgage-Backed Securities 6.2%
Alternative Loan Trust, Series 2004-18CB, Class 3A1	5.250	09/25/19	7	7,062
American Home Mortgage Investment Trust, Series 2004-04, Class 4A, 6 Month LIBOR + 2.000% (Cap 11.000%, Floor 2.000%)	3.909(c)	02/25/45	33	32,875
APS Resecuritization Trust, Series 2016-01, Class 1A, 144A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)	1.931(c)	07/27/57	6,092	5,906,335
Banc of America Funding Corp.,
Series 2015-R03, Class 1A1, 144A, 1 Month LIBOR + 0.190%	1.851(c)	03/27/36	10,505	10,446,758

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Banc of America Funding Corp., (cont’d.)
Series 2015-R03, Class 2A1, 144A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)	1.791%(c)	02/27/37	14,661	$ 14,539,038
Series 2015-R03, Class 6A1, 144A, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)	1.831(c)	05/27/36	9,029	9,016,125
Banc of America Funding Trust,
Series 2005-D, Class A1	4.527(cc)	05/25/35	44	44,114
Series 2006-I, Class 4A1	3.976(cc)	10/20/46	38	30,517
Series 2014-R02, Class 2A1, 144A, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)	1.870(c)	05/26/37	971	968,617
Series 2014-R05, Class 1A1, 144A, 6 Month LIBOR + 1.500% (Cap 11.000%, Floor 1.500%)	3.424(c)	09/26/45	1,965	1,979,060
Series 2015-R02, Class 5A1, 144A, 1 Month LIBOR + 0.165%	1.826(c)	09/29/36	10,677	10,601,455
Series 2015-R04, Class 4A1, 144A	3.500(cc)	01/27/30	2,294	2,289,160
Banc of America Mortgage Trust,
Series 2004-02, Class 5A1	6.500	10/25/31	2	2,160
Series 2004-E, Class 2A6	4.779(cc)	06/25/34	292	291,720
Bear Stearns ALT-A Trust,
Series 2005-04, Class 23A1	4.324(cc)	05/25/35	122	120,663
Series 2005-04, Class 23A2	4.324(cc)	05/25/35	41	40,649
Bear Stearns ARM Trust,
Series 2002-11, Class 1A1	4.002(cc)	02/25/33	3	3,370
Series 2005-04, Class 3A1	4.181(cc)	08/25/35	197	188,766
Series 2007-03, Class 1A1	4.331(cc)	05/25/47	257	253,114
Bellemeade Re Ltd. (Bermuda),
Series 2017-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 0.000%)	3.361(c)	10/25/27	3,353	3,359,710
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.261(c)	04/25/28	29,070	29,136,744
Series 2018-02A, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)	2.740(c)	08/25/28	101	100,703
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	3.140(c)	08/25/28	16,200	16,242,647
Series 2018-02A, Class M1C, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.390(c)	08/25/28	19,650	19,743,131
Series 2018-03A, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	2.990(c)	10/25/28	3,043	3,043,797
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)	3.640(c)	10/25/28	33,090	33,271,816
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.240(c)	04/25/29	27,690	27,715,192
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.061(c)	10/25/29	67,600	67,641,479

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.661%(c)	10/25/29	60,817	$61,002,182

BVRT Financing Trust, Series 2019-01, Class F, 144A^	3.827	09/15/21	374,537	372,813,946
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.281(c)	11/01/23	172,071	172,071,000
Series 2019-01, Class A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.049(c)	04/25/24	112,226	112,225,943
Series 2019-02, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.292(c)	04/25/23	93,616	93,632,348
CHL Mortgage Pass-Through Trust,
Series 2003-53, Class A1	4.082(cc)	02/19/34	9,807	9,807,443
Series 2005-29, Class A1	5.750	12/25/35	583	482,946
Series 2005-HYB09, Class 3A2A, 12 Month LIBOR + 1.750% (Cap 11.000%, Floor N/A)	3.711(c)	02/20/36	22	20,685
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.781(c)	12/25/57	87,409	88,482,576
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)	3.781(c)	01/25/57	67,270	68,740,739
Series 2017-06, Class A1, 144A	3.015(cc)	06/25/57	29,982	30,304,025
Series 2017-08, Class A1, 144A	3.000(cc)	12/25/65	53,266	53,534,110

Citigroup Mortgage Loan Trust, Series 2011-12, Class 3A2, 144A	3.785(cc)	09/25/47	5,954	5,896,550
Connecticut Avenue Securities Trust,
Series 2019-R03, Class 1M2, 144A, 1 Month LIBOR + 2.150% (Cap N/A, Floor 0.000%)	3.811(c)	09/25/31	12,336	12,440,722
Series 2020-R01, Class 1M2, 144A, 1 Month LIBOR + 2.050% (Cap N/A, Floor 0.000%)	3.742(c)	01/25/40	26,509	26,808,338
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class PT, 144A	3.915	09/25/57	31,861	30,811,873
Series 2019-06R, Class 1A1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.104(c)	10/25/46	22,776	22,957,088
Series 2019-11R, Class 1A1, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)	3.131(c)	09/25/45	85,416	85,868,865
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)	3.361(c)	11/25/28	33,262	33,321,565
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)	2.911(c)	04/25/29	4,540	4,539,123
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)	3.461(c)	04/25/29	16,400	16,456,180

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

Fannie Mae Connecticut Avenue Securities, Series 2018-C06, Class 1M2, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	3.661%(c)	03/25/31	2,585	$ 2,605,417
Fannie Mae REMICS,
Series 2000-32, Class FM, 1 Month LIBOR + 0.450% (Cap 9.000%, Floor 0.450%)	2.108(c)	10/18/30	1	732
Series 2001-29, Class Z	6.500	07/25/31	28	31,223
Series 2012-132, Class KI, IO	3.000	12/25/32	10,112	1,296,033
Series 2013-57, Class MI	3.000	06/25/28	3,740	298,987
Series 2014-05, Class AI	4.500	04/25/43	4,927	895,866
Series 2015-51, Class CI	4.000	07/25/45	8,631	1,396,939
Series 2016-30, Class CI	3.000	05/25/36	6,512	702,032
Series 2016-74, Class GM	2.500	09/25/43	25,729	26,164,695
Series 2017-83, Class IO	4.000	10/25/47	7,628	1,140,414
Series 2018-16, Class MB	3.500	07/25/46	12,885	13,442,250
Series 2018-24, Class BH	3.500	04/25/48	16,648	17,316,165
Series 2018-49, Class LZ	3.500	07/25/48	11,626	12,360,373
Series 2018-58, Class BI	4.000	08/25/48	6,552	1,147,231
Series 2019-08, Class Z	3.500	03/25/49	2,354	2,631,824
Series 2019-13, Class LZ	4.000	04/25/49	11,636	12,924,404
Series 2019-13, Class VA	4.000	02/25/32	7,485	8,028,677
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.400% (Cap N/A, Floor 1.400%)	3.640(c)	07/25/44	115	118,419
Series T-63, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.200% (Cap N/A, Floor 1.200%)	3.316(c)	02/25/45	12	12,247
Freddie Mac REMICS,
Series 1628, Class LZ	6.500	12/15/23	9	9,781
Series 1935, Class JZ	7.000	02/15/27	56	61,853
Series 2241, Class PH	7.500	07/15/30	29	33,063
Series 3795, Class VZ	4.000	01/15/41	4,857	5,157,995
Series 3889, Class DZ	4.000	01/15/41	5,617	5,978,681
Series 4135, Class AI	3.500	11/15/42	16,211	2,883,439
Series 4372, Class GI	4.500	08/15/44	10,365	1,803,001
Series 4456, Class BI	4.000	05/15/44	1,992	260,534
Series 4468, Class IO	4.500	05/15/45	10,587	1,980,826
Series 4500, Class ZX	4.000	07/15/45	1,789	1,999,066
Series 4735, Class IM	4.000	12/15/47	23,085	3,844,100
Series 4736, Class IP	4.000	08/15/47	7,643	1,400,043
Series 4751, Class PI	4.000	11/15/47	5,463	738,006
Series 4753, Class BA	4.000	05/15/42	7,008	7,261,102
Series 4795, Class WQ	4.000	07/15/46	3,448	3,700,836
Series 4800, Class KL	4.000	11/15/45	7,592	7,958,990

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Freddie Mac REMICS, (cont’d.)
Series 4801, Class ZD	4.000%	06/15/48	4,275	$ 4,718,824
Series 4831, Class BA	3.500	10/15/44	8,282	8,479,505
Series 4868, Class KL	4.000	12/15/45	24,731	26,430,106
Series 4870, Class K	4.000	04/15/49	69,970	73,967,403
Series 4903, Class IP	4.500	07/25/49	16,754	3,579,429
Series 4939, Class KT	3.000	07/15/48	37,000	38,220,105

Freddie Mac Strips, Series 304, Class C54	4.000	12/15/32	5,942	697,078
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN03, Class M3, 1 Month LIBOR + 4.000% (Cap N/A, Floor 0.000%)	5.661(c)	08/25/24	1,099	1,170,908
Series 2014-DN04, Class M3, 1 Month LIBOR + 4.550% (Cap N/A, Floor 0.000%)	6.211(c)	10/25/24	2,762	2,972,858
Series 2015-DNA01, Class M2, 1 Month LIBOR + 1.850% (Cap N/A, Floor 0.000%)	3.511(c)	10/25/27	6,840	6,883,881
Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300% (Cap N/A, Floor 0.000%)	4.961(c)	10/25/27	19,903	21,476,383
Series 2016-DNA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 1.300%)	2.961(c)	03/25/29	14,022	14,054,397
Series 2016-HQA02, Class M2, 1 Month LIBOR + 2.250% (Cap N/A, Floor 0.000%)	3.911(c)	11/25/28	2,873	2,883,518
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)	3.011(c)	03/25/29	6,416	6,439,862
Series 2016-HQA04, Class M2, 1 Month LIBOR + 1.300% (Cap N/A, Floor 0.000%)	2.961(c)	04/25/29	16,056	16,096,871
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)	4.442(c)	01/25/49	1,750	1,790,907

GCAT LLC, Series 2019-04, Class A1, 144A	3.228	11/26/49	38,310	38,516,642
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000(cc)	07/20/43	3,011	3,132,598
Series 2015-064, Class IA	4.000	05/20/45	22,169	4,454,159
Series 2015-165, Class IB	3.500	11/20/42	9,729	1,142,285
Series 2016-01, Class ZP	3.000	01/20/46	6,336	6,572,524
Series 2016-161, Class PI	3.500	06/20/46	47,587	6,433,819
Series 2016-69, Class B	3.000	05/20/46	37,768	39,341,816
Series 2017-101, Class AB	2.500	07/20/47	39,131	39,921,029
Series 2017-134, Class ZK	3.000	08/20/47	5,229	5,565,548
Series 2018-05, Class IB, IO	4.000	01/20/48	24,796	5,286,701
Series 2018-21, Class IH	4.500	02/20/48	10,206	1,611,729
Series 2018-59, Class PZ	3.000	09/20/46	5,904	6,100,825
Series 2019-159, Class IJ	3.500	12/20/49	23,834	4,087,941

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
GSMSC Resecuritization Trust,
Series 2015-03R, Class 1A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	1.801%(c)	01/26/37	2,017	$ 2,010,790
Series 2015-03R, Class 1A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	1.801(c)	01/26/37	6,300	6,187,815
Series 2015-03R, Class 2A1, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	1.801(c)	10/26/36	7,949	7,829,558
Series 2015-03R, Class 2A2, 144A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)	1.801(c)	10/26/36	5,200	4,918,206
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)	3.261(c)	10/25/28	9,533	9,546,619
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)	3.311(c)	05/25/29	16,350	16,379,077

Impac CMB Trust, Series 2005-01, Class 1A1, 1 Month LIBOR + 0.520% (Cap 11.250%, Floor 0.260%)	2.181(c)	04/25/35	1,709	1,631,873
IndyMac ARM Trust, Series 2001-H02, Class A1	3.699(cc)	01/25/32	2	2,166
IndyMac INDX Mortgage Loan Trust, Series 2007-FLX04, Class 2A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)	1.841(c)	07/25/37	3,435	3,286,223
JPMorgan Alternative Loan Trust, Series 2006-A01, Class 4A1	3.903(cc)	03/25/36	152	137,972
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A	3.000	06/25/59	27,276	27,428,259
Series 2019-PR01, Class A1, 144A	3.858	09/25/59	27,388	27,416,357
Series 2020-GS01, Class A1, 144A	—(p)	10/25/59	33,400	33,478,423

LSTAR Securities Investment Trust, Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)	3.210(c)	04/01/24	21,914	21,904,681
MetLife Securitization Trust, Series 2018-01A, Class A, 144A	3.750(cc)	03/25/57	29,409	30,891,084
Mortgage Insurance-Linked Notes,
Series 2020-01, Class M1A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)	2.610(c)	02/25/30	6,250	6,252,280
Series 2020-01, Class M1B, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)	3.110(c)	02/25/30	24,000	24,023,076
MRA Issuance Trust,
Series 2019-03, 144A, 1 Month LIBOR + 1.150%	2.841(c)	11/10/20	402,700	402,700,000
Series 2020-01, Class A, 144A	—(p)	12/08/20	330,600	330,600,000
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A	4.000(cc)	12/25/57	29,147	30,499,098

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
New Residential Mortgage Loan Trust, (cont’d.)
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	2.411%(c)	01/25/48	33,882	$33,842,399

Oaktown Re II Ltd. (Bermuda), Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)	3.211(c)	07/25/28	13,587	13,595,979
Oaktown Re III Ltd. (Bermuda), Series 2019-01A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)	3.061(c)	07/25/29	5,499	5,512,298
Park Avenue Funding Trust,
Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.161(c)	11/27/20	14,375	14,266,975
Series 2019-03, Class PT, 144A, 1 Month LIBOR + 2.750% (Cap N/A, Floor 1.500%)	4.411(c)	01/27/21	23,068	23,010,598
Series 2019-04, Class PT, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)	3.149(c)	05/27/21	159,162	160,056,027

Prime Mortgage Trust, Series 2004-CL01, Class 1A2, 1 Month LIBOR + 0.400% (Cap 8.000%, Floor 0.400%)	2.061(c)	02/25/34	11	10,695
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)	3.061(c)	03/25/28	13,127	13,130,287
Series 2018-01, Class M2, 144A, 1 Month LIBOR + 2.700% (Cap N/A, Floor 0.000%)	4.361(c)	03/25/28	18,290	18,420,446
Series 2019-02, Class M1A, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)	2.861(c)	06/25/29	4,282	4,283,460

Regal Trust IV, Series 1999-01, Class A, 144A, Cost of Funds for the 11th District of San Francisco+ 1.500% (Cap N/A, Floor 1.500%)	2.627(c)	09/29/31	8	7,305
RFMSI Trust, Series 2003-S09, Class A1	6.500	03/25/32	7	7,410
STACR Trust, Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)	2.411(c)	09/25/48	18,219	18,226,497
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3	4.122(cc)	02/25/34	120	120,060
Series 2004-18, Class 3A1	3.835(cc)	12/25/34	8,755	8,754,786

Structured Asset Mortgage Investments Trust, Series 2002-AR03, Class A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.330%)	2.318(c)	09/19/32	12	11,556
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2002-14A, Class 2A1	3.992(cc)	07/25/32	—(r)	182

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Vendee Mortgage Trust,
Series 2011-01, Class DA	3.750%	02/15/35		1,427	$ 1,442,990
Series 2011-02, Class DZ	3.750	10/15/41		3,356	3,666,145
WaMu Mortgage Pass-Through Certificates Series Trust,
Series 2004-AR08, Class A1, 1 Month LIBOR + 0.420% (Cap 10.500%, Floor 0.420%)	2.081(c)	06/25/44		1,369	1,341,784
Series 2004-AR10, Class A3, 1 Month LIBOR + 0.550% (Cap 10.500%, Floor 0.550%)	2.910(c)	07/25/44		2,205	2,190,829
Series 2005-AR05, Class A6	4.357(cc)	05/25/35		1,004	1,003,794

Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-AR01, Class 2A	3.823(cc)	02/25/33		1	567

Total Residential Mortgage-Backed Securities (cost $3,387,114,527)					3,408,876,545
Sovereign Bonds 13.7%
Abu Dhabi Government International Bond (United Arab Emirates), Sr. Unsec’d. Notes	2.500	10/11/22		21,000	21,342,859
Albania Government International Bond (Albania), Bonds	2.752(s)	08/31/25		91,274	82,462,096
Argentine Republic Government International Bond (Argentina),
Bonds	3.380(cc)	12/31/38	EUR	17,020	7,707,154
Sr. Unsec’d. Notes	0.670(cc)	12/31/38	JPY	2,001,776	5,917,481
Sr. Unsec’d. Notes	3.375	10/12/20	CHF	52,290	31,937,652
Sr. Unsec’d. Notes(a)	4.625	01/11/23		43,675	20,254,416
Sr. Unsec’d. Notes	5.000	01/15/27	EUR	6,650	3,078,926
Sr. Unsec’d. Notes(a)	5.625	01/26/22		72,965	36,037,822
Sr. Unsec’d. Notes	6.875	04/22/21		43,350	23,102,965
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	24,835	14,677,449
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	7,238	4,250,474
Sr. Unsec’d. Notes(a)	8.280	12/31/33		8,545	4,744,283
Sr. Unsec’d. Notes	8.280	12/31/33		722	395,456
Sr. Unsec’d. Notes	8.280	12/31/33		3,751	1,905,823

Autonomous Community of Catalonia (Spain), Sr. Unsec’d. Notes	4.950	02/11/20	EUR	6,280	6,972,858
Brazil Loan Trust 1 (Brazil), Gov’t. Gtd. Notes	5.477	07/24/23		33,960	35,524,410
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		141,381	152,291,753
Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.875	04/01/21	EUR	43,550	49,853,484

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes	1.750%	01/20/26	EUR	30,000	$ 36,208,907
Sr. Unsec’d. Notes	3.875	08/05/20		3,000	3,030,386
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes	4.000	02/26/24		6,000	6,367,936
Sr. Unsec’d. Notes(a)	4.375	07/12/21		19,496	20,166,148
Sr. Unsec’d. Notes(a)	5.000	06/15/45		8,700	10,564,926
Sr. Unsec’d. Notes	7.375	09/18/37		1,015	1,496,320
Sr. Unsec’d. Notes	8.375	02/15/27		900	1,079,862
Sr. Unsec’d. Notes	11.750	02/25/20		19,550	19,703,921
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes	5.500	04/04/23		33,934	37,511,932
Sr. Unsec’d. Notes(a)	6.000	01/26/24		78,845	90,739,739
Sr. Unsec’d. Notes	6.375	03/24/21		149,897	157,283,109
Sr. Unsec’d. Notes	6.625	07/14/20		54,300	55,335,590
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.875	04/18/24		9,000	9,664,828
Sr. Unsec’d. Notes	7.500	05/06/21		35,020	36,255,042
Sr. Unsec’d. Notes, 144A	5.500	01/27/25		6,000	6,433,419
Sr. Unsec’d. Notes, 144A	6.000	07/19/28		6,400	7,097,155
Sr. Unsec’d. Notes, 144A	7.500	05/06/21		1,667	1,725,445

Ecuador Government International Bond (Ecuador), Sr. Unsec’d. Notes, 144A	10.500	03/24/20		4,636	4,636,011
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A	6.588	02/21/28		10,875	11,599,601
Sr. Unsec’d. Notes, 144A, EMTN	4.750	04/16/26	EUR	29,625	35,155,499
Sr. Unsec’d. Notes, 144A, EMTN	6.375	04/11/31	EUR	35,295	42,591,795
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	30,010	35,892,203

Emirate of Dubai Government International Bonds (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	7.750	10/05/20		1,300	1,348,360
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A	3.375	08/05/26		8,420	8,739,043
Sr. Unsec’d. Notes, 144A	3.875	02/01/28		11,845	12,622,044

Finland Government International Bond (Finland), Sr. Unsec’d. Notes	6.950	02/15/26		34,303	43,898,688
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN	2.375	06/04/25		2,400	2,499,107
Gov’t. Gtd. Notes, EMTN	2.375	06/04/25		12,400	12,912,053
Hellenic Republic Government Bond (Greece),
Bonds	—(p)	10/15/42	EUR	2,369,862	9,724,694
Bonds	3.000(cc)	02/24/23	EUR	14,756	18,043,313

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hellenic Republic Government Bond (Greece), (cont’d.)
Bonds	3.000%(cc)	02/24/24	EUR	6,635	$ 8,338,899
Bonds	3.000(cc)	02/24/25	EUR	10,061	12,919,712
Bonds	3.000(cc)	02/24/26	EUR	36,740	48,079,645
Bonds	3.000(cc)	02/24/27	EUR	22,109	29,445,066
Bonds	3.000(cc)	02/24/28	EUR	33,049	44,507,559
Bonds	3.000(cc)	02/24/29	EUR	13,534	18,333,668
Bonds	3.000(cc)	02/24/30	EUR	27,347	37,575,849
Bonds	3.000(cc)	02/24/31	EUR	8,836	12,043,543
Bonds	3.000(cc)	02/24/32	EUR	8,799	12,226,106
Bonds	3.000(cc)	02/24/33	EUR	16,652	23,194,448
Bonds	3.000(cc)	02/24/34	EUR	7,090	9,991,346
Bonds	3.000(cc)	02/24/35	EUR	7,150	10,071,890
Bonds	3.000(cc)	02/24/36	EUR	15,517	22,042,367
Bonds	3.000(cc)	02/24/37	EUR	10,388	14,783,038
Bonds	3.000(cc)	02/24/38	EUR	11,346	16,205,282
Bonds	3.000(cc)	02/24/39	EUR	7,821	11,234,883
Bonds	3.000(cc)	02/24/40	EUR	6,088	8,794,705
Bonds	3.000(cc)	02/24/41	EUR	8,422	12,225,707
Bonds	3.000(cc)	02/24/42	EUR	8,875	13,034,459
Bonds	3.750	01/30/28	EUR	20,842	27,890,632
Sr. Unsec’d. Notes, 144A	3.375	02/15/25	EUR	7,250	9,188,772
Sr. Unsec’d. Notes, 144A	4.375	08/01/22	EUR	97,000	118,929,675
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	191,000	296,228,494
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	132,800	199,995,187

Hong Kong Government International Bond (Hong Kong), Sr. Unsec’d. Notes, 144A	2.500	05/28/24		22,500	23,283,265
Hong Kong Sukuk 2015 Ltd. (Hong Kong), Sr. Unsec’d. Notes	1.894	06/03/20		11,220	11,224,318
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes	5.375	02/21/23		61,526	67,831,386
Sr. Unsec’d. Notes	5.375	03/25/24		6,790	7,735,349
Sr. Unsec’d. Notes	5.750	11/22/23		36,762	41,899,994
Sr. Unsec’d. Notes	6.375	03/29/21		132,366	139,414,520

Iceland Government International Bond (Iceland), Sr. Unsec’d. Notes, EMTN	0.500	12/20/22	EUR	59,841	67,595,417
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	0.900	02/14/27	EUR	23,162	25,687,816
Sr. Unsec’d. Notes	1.450	09/18/26	EUR	13,515	15,563,187
Sr. Unsec’d. Notes	1.750	04/24/25	EUR	290	339,314

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Indonesia Government International Bond (Indonesia), (cont’d.)
Sr. Unsec’d. Notes	3.375%	07/30/25	EUR	55,614	$ 70,396,403
Sr. Unsec’d. Notes	7.750	01/17/38		3,000	4,634,579
Sr. Unsec’d. Notes, 144A	7.750	01/17/38		2,500	3,862,149
Sr. Unsec’d. Notes, EMTN	2.150	07/18/24	EUR	1,750	2,075,019
Sr. Unsec’d. Notes, EMTN	2.625	06/14/23	EUR	34,000	40,441,508
Sr. Unsec’d. Notes, EMTN	2.875	07/08/21	EUR	87,100	100,493,421
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	29,251	39,253,394
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes	6.752	03/09/23		9,216	9,290,692
Sr. Unsec’d. Notes, 144A	5.800	01/15/28		2,750	2,642,892
Sr. Unsec’d. Notes, 144A	6.752	03/09/23		16,583	16,717,399
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes	2.875	03/16/26		2,000	2,105,718
Sr. Unsec’d. Notes	3.150	06/30/23		10,000	10,439,708
Sr. Unsec’d. Notes	4.000	06/30/22		11,700	12,287,999
Sr. Unsec’d. Notes, EMTN	2.875	01/29/24	EUR	55,250	68,299,592

Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	7,375	9,104,344
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes	1.500	07/21/21		28,910	28,882,329
Gov’t. Gtd. Notes	1.875	04/20/21		4,165	4,180,396
Gov’t. Gtd. Notes	2.000	11/04/21		3,200	3,222,822
Gov’t. Gtd. Notes	2.125	07/21/20		6,200	6,212,777
Gov’t. Gtd. Notes	2.125	02/10/25		15,000	15,333,682
Gov’t. Gtd. Notes	2.250	02/24/20		9,200	9,203,080
Gov’t. Gtd. Notes	2.375	11/16/22		850	868,081
Gov’t. Gtd. Notes	2.500	06/01/22		31,500	32,155,575
Gov’t. Gtd. Notes	2.500	05/23/24		7,800	8,076,601
Gov’t. Gtd. Notes(a)	3.375	07/31/23		2,800	2,968,824
Gov’t. Gtd. Notes(a)	3.375	10/31/23		5,600	5,958,449
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A	3.375	09/27/23		12,000	12,707,347
Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24		17,200	17,229,829
Sr. Unsec’d. Notes, 144A, MTN	2.000	09/08/20		5,800	5,809,186
Sr. Unsec’d. Notes, 144A, MTN	2.125	04/13/21		4,200	4,220,108
Sr. Unsec’d. Notes, 144A, MTN	2.125	10/25/23		21,000	21,319,746
Sr. Unsec’d. Notes, 144A, MTN	2.375	02/13/25		44,000	45,258,385
Sr. Unsec’d. Notes, 144A, MTN	2.625	04/20/22		8,600	8,772,106
Sr. Unsec’d. Notes, 144A, MTN	3.000	03/12/24		4,000	4,198,242
Sr. Unsec’d. Notes, EMTN	2.000	09/08/20		11,000	11,017,423
Sr. Unsec’d. Notes, EMTN	2.125	02/12/21		4,200	4,216,426
Sr. Unsec’d. Notes, EMTN	2.125	04/13/21		6,276	6,306,048

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Japan Finance Organization for Municipalities (Japan), (cont’d.)
Sr. Unsec’d. Notes, EMTN	2.125%	10/25/23		14,400	$ 14,619,255
Sr. Unsec’d. Notes, EMTN	3.250	05/02/24		43,000	44,986,700
Kingdom of Belgium Government International Bond (Belgium),
Notes, 144A	8.875	12/01/24		6,830	8,934,220
Unsec’d. Notes, EMTN	5.700	05/28/32	GBP	3,400	6,818,883

Korea International Bond (South Korea), Sr. Unsec’d. Notes	2.125	06/10/24	EUR	25,900	31,441,551
Kuwait International Government Bond (Kuwait), Sr. Unsec’d. Notes	2.750	03/20/22		102,000	103,966,515
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes	5.250	06/16/21		28,119	29,424,712
Sr. Unsec’d. Notes, EMTN	2.625	01/21/21	EUR	600	683,581
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes	6.125	03/09/21		126,068	131,931,645
Sr. Unsec’d. Notes	6.625	02/01/22		180,634	197,737,045
Sr. Unsec’d. Notes	7.375	02/11/20		82,815	82,901,933
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes	3.750	03/16/25		3,700	3,972,388
Sr. Unsec’d. Notes	9.375	01/16/23		10,800	13,418,644

Parpublica-Participacoes Publicas SGPS SA (Portugal), Sr. Unsec’d. Notes, EMTN	3.750	07/05/21	EUR	2,000	2,339,058
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	3.750	03/01/30	EUR	36,700	52,760,471
Philippine Government International Bond (Philippines), Sr. Unsec’d. Notes	9.500	02/02/30		3,500	5,710,970
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		664,180	756,459,604
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 6 Month EURIBOR + 2.050% (Cap N/A, Floor 2.050%)	2.050(c)	08/12/21	EUR	3,800	4,362,217
Province of Alberta (Canada),
Sr. Unsec’d. Notes(a)	2.200	07/26/22		6,355	6,464,060
Sr. Unsec’d. Notes	3.300	03/15/28		39,270	43,861,809
Sr. Unsec’d. Notes, EMTN	1.000	11/15/21	GBP	1,700	2,248,413
Province of British Columbia (Canada),
Bonds	7.250	09/01/36		7,230	12,094,962
Sr. Unsec’d. Notes	6.500	01/15/26		24,696	31,313,349
Province of Manitoba (Canada),
Debentures	9.250	04/01/20		1,245	1,259,641

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Province of Manitoba (Canada), (cont’d.)
Sr. Unsec’d. Notes	2.125%	05/04/22		9,555	$ 9,686,768
Sr. Unsec’d. Notes(a)	2.125	06/22/26		2,700	2,770,907
Sr. Unsec’d. Notes, Series GX	2.600	04/16/24		3,120	3,251,311
Province of Nova Scotia (Canada),
Debentures	8.250	07/30/22		6,400	7,389,001
Debentures	8.750	04/01/22		1,990	2,273,737
Debentures	9.250	03/01/20		181	182,001

Province of Ontario (Canada), Sr. Unsec’d. Notes(a)	3.400	10/17/23		10,690	11,422,026
Province of Quebec (Canada),
Debentures, Series NJ	7.500	07/15/23		705	843,708
Debentures, Series NN	7.125	02/09/24		4,390	5,318,114
Sr. Unsec’d. Notes	7.500	09/15/29		755	1,125,476
Unsec’d. Notes, MTN	6.350	01/30/26		3,683	4,579,041
Unsec’d. Notes, MTN	7.140	02/27/26		6,050	7,773,277
Unsec’d. Notes, MTN	7.295	07/22/26		474	627,153
Unsec’d. Notes, MTN	7.365	03/06/26		82	107,813
Unsec’d. Notes, MTN	7.380	04/09/26		100	131,742
Unsec’d. Notes, MTN	7.485	03/02/26		11,700	15,184,004

Province of Saskatchewan (Canada), Debentures	8.500	07/15/22		6,055	7,047,450
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes, 144A	6.500	02/15/23		12,615	4,691,907
Sr. Unsec’d. Notes, 144A	9.950	06/09/21		20,590	8,797,060
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes	4.500	01/20/22		10,000	10,502,746
Sr. Unsec’d. Notes	6.400	01/20/40		1,950	2,896,453
Sr. Unsec’d. Notes, 144A	4.817	03/14/49		13,010	16,637,408
Sr. Unsec’d. Notes, 144A	5.103	04/23/48		20,705	27,486,906

Repubic of Italy Government International Bond Strips Coupon (Italy), Sr. Unsec’d. Notes	1.737(s)	02/20/31	EUR	14,400	13,927,805
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes	—(p)	06/22/22	EUR	2,231	2,465,810
Sr. Unsec’d. Notes, 144A, EMTN	0.349	04/22/20	EUR	3,488	3,868,255
Sr. Unsec’d. Notes, EMTN	1.750(cc)	03/04/20	EUR	9,938	11,033,713
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes	2.375	10/17/24		21,630	21,634,886
Sr. Unsec’d. Notes	2.875	10/17/29		10,900	10,836,439
Sr. Unsec’d. Notes	4.000	10/17/49		4,500	4,585,833
Sr. Unsec’d. Notes	6.875	09/27/23		182,632	211,419,619

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Republic of Italy Government International Bond (Italy), (cont’d.)
Sr. Unsec’d. Notes, EMTN, EURIBOR ICE SWAP 11:00 Fft 10Y Index + 0.000% (Cap 7.000%, Floor 2.000%)	2.000%(c)	06/15/20	EUR	1,380	$ 1,541,922
Sr. Unsec’d. Notes, EMTN	3.444	12/31/24	EUR	27,525	31,599,587
Sr. Unsec’d. Notes, EMTN	5.345	01/27/48	EUR	35,070	63,872,765
Sr. Unsec’d. Notes, EMTN	6.000	08/04/28	GBP	109,380	186,403,449
Sr. Unsec’d. Notes, MTN	5.125	07/31/24	EUR	99,800	133,499,631
Sr. Unsec’d. Notes, MTN	5.375	06/15/33		73,614	89,418,964

Republic of Italy Government International Bond Strips Coupon (Italy), Sr. Unsec’d. Notes	—(p)	03/27/23		4,000	3,729,538
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes	3.000	03/17/23		10,000	10,395,786
Sr. Unsec’d. Notes	5.000	03/23/22		29,643	31,696,865
Sr. Unsec’d. Notes	5.125	04/21/21		15,005	15,620,757
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes	3.750	07/24/26	EUR	600	751,902
Sr. Unsec’d. Notes(a)	4.850	09/27/27		20,000	20,959,535
Sr. Unsec’d. Notes	5.500	03/09/20		73,005	73,187,512
Sr. Unsec’d. Notes, EMTN	3.800	09/07/21	JPY	1,600,000	15,398,928
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A	5.125	06/15/48		5,000	5,975,523
Sr. Unsec’d. Notes, 144A, MTN	2.375	04/19/27	EUR	6,600	8,074,549
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	24,865	32,875,744
Sr. Unsec’d. Notes, 144A, MTN	4.625	04/03/49	EUR	2,339	3,327,542
Sr. Unsec’d. Notes, 144A, MTN	4.875	01/22/24		2,044	2,261,124
Sr. Unsec’d. Notes, EMTN	3.875	10/29/35	EUR	21,800	28,823,295
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	21,690	29,000,283
Sr. Unsec’d. Notes, EMTN	4.375	08/22/23		43,320	46,653,732
Sr. Unsec’d. Notes, EMTN	4.625	04/03/49	EUR	900	1,280,371
Sr. Unsec’d. Notes, EMTN(a)	6.750	02/07/22		80,630	88,065,767
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		18,785	20,466,478
Sr. Unsec’d. Notes, EMTN	2.375	10/26/21		1,000	1,008,527

Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	4,630	5,478,499
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes	7.250	09/28/21		251,861	273,475,522
Sr. Unsec’d. Notes, 144A	7.250	09/28/21		2,800	3,040,294

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Slovakia Government International Bond (Slovakia), Sr. Unsec’d. Notes	4.375%	05/21/22		36,724	$ 38,850,855
Slovenia Government International Bond (Slovenia),
Sr. Unsec’d. Notes	5.250	02/18/24		261,303	296,053,973
Sr. Unsec’d. Notes	5.500	10/26/22		1,200	1,318,488

Spain Government International Bond (Spain), Sr. Unsec’d. Notes, EMTN	5.010	11/21/44		7,800	9,615,875
Svensk Exportkredit AB (Sweden), Sr. Unsec’d. Notes, EMTN	1.375	12/15/23	GBP	4,000	5,393,973
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes	2.000	05/17/21		15,530	15,583,373
Sr. Unsec’d. Notes	2.125	05/19/20		6,550	6,555,170
Sr. Unsec’d. Notes	2.500	06/08/22		2,000	2,035,751
Sr. Unsec’d. Notes, 144A	2.000	05/17/21		13,300	13,345,709
Sr. Unsec’d. Notes, 144A	2.500	06/08/22		3,600	3,664,353
Sr. Unsec’d. Notes, 144A	2.625	05/29/24		11,100	11,502,787
Sr. Unsec’d. Notes, 144A	3.250	06/01/23		6,200	6,508,122
Transport for London (United Kingdom),
Sr. Unsec’d. Notes, EMTN	2.250	08/09/22	GBP	1,000	1,368,965
Sr. Unsec’d. Notes, EMTN	5.000	03/31/35	GBP	89,400	163,151,171

Trinidad & Tobago Government International Bond (Trinidad & Tobago), Notes	3.750	06/27/30	JPY	11,000,000	112,652,771
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes	5.625	03/30/21		19,910	20,527,535
Sr. Unsec’d. Notes	7.000	06/05/20		21,790	22,098,800
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/20		4,900	5,023,222
Sr. Unsec’d. Notes	7.750	09/01/21		14,785	15,729,777
Sr. Unsec’d. Notes	7.750	09/01/23		4,000	4,426,211
Sr. Unsec’d. Notes	8.994	02/01/24		4,635	5,313,440
Sr. Unsec’d. Notes, 144A	4.375	01/27/30	EUR	58,755	64,676,839
Sr. Unsec’d. Notes, 144A	7.750	09/01/20		35,309	36,196,931
Sr. Unsec’d. Notes, 144A	7.750	09/01/21		420	446,838
Sr. Unsec’d. Notes, 144A	7.750	09/01/22		58,190	63,239,893
Sr. Unsec’d. Notes, 144A	7.750	09/01/23		10,000	11,065,528
Sr. Unsec’d. Notes, 144A	8.994	02/01/24		10,360	11,876,427
Sr. Unsec’d. Notes, 144A	9.750	11/01/28		23,600	29,403,788

Uruguay Government International Bond (Uruguay), Sr. Unsec’d. Notes	4.975	04/20/55		5,636	7,014,974
Wakala Global Sukuk Bhd (Malaysia), Sr. Unsec’d. Notes	4.646	07/06/21		3,260	3,388,374

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)

ZAR Sovereign Capital Fund Pty Ltd. (South Africa), Sr. Unsec’d. Notes	3.903%	06/24/20	4,450	$ 4,467,889

Total Sovereign Bonds (cost $7,284,781,936)				7,551,394,402
U.S. Government Agency Obligations 2.4%
Fannie Mae Interest Strip, Debentures	1.819(s)	02/07/26	1,246	1,119,179
Fannie Mae Principal Strip, MTN	3.212(s)	05/15/30	9,041	7,383,699
Fannie Mae Strips Interest	2.276(s)	11/15/26	100	87,064
Fannie Mae Strips Interest	2.461(s)	05/15/27	18,594	16,058,103
Fannie Mae Strips Interest	3.032(s)	11/15/29	237	189,595
Fannie Mae Strips Interest	3.041(s)	07/15/30	1,542	1,244,614
Fannie Mae Strips Interest	3.058(s)	05/15/30	1,613	1,310,090
Fannie Mae Strips Interest	3.067(s)	11/15/30	314	246,158
Fannie Mae Strips Interest	3.077(s)	07/15/29	4,091	3,294,705
Fannie Mae Strips Interest	3.088(s)	11/15/27	360	305,433
Fannie Mae Strips Principal	3.097(s)	01/15/30	2,597	2,105,440
Fannie Mae Strips Principal	3.552(s)	07/15/37	7,295	4,742,768
Fannie Mae Strips Principal, MTN	2.113(s)	10/08/27	20,275	17,882,857
Fannie Mae Strips Principal, MTN	2.570(s)	03/23/28	8,456	7,270,747
Federal Farm Credit Bank	3.000	01/14/30	541	591,621
Federal Home Loan Bank(h)	2.250	10/27/26	7,105	7,094,911
Federal Home Loan Bank	3.200	11/29/32	22,500	23,384,422
Federal Home Loan Mortgage Corp.	2.500	11/01/49	8,492	8,551,319
Federal Home Loan Mortgage Corp.	3.500	02/01/47	2,333	2,439,626
Federal Home Loan Mortgage Corp.	4.500	09/01/39	832	910,675
Federal Home Loan Mortgage Corp.	5.000	01/01/39	75	83,663
Federal Home Loan Mortgage Corp.	5.000	07/01/40	136	151,246
Federal Home Loan Mortgage Corp.	5.500	06/01/31	2	1,894
Federal Home Loan Mortgage Corp.	5.500	10/01/33	309	348,653
Federal Home Loan Mortgage Corp.	5.500	07/01/34	4	4,902
Federal Home Loan Mortgage Corp.	6.000	10/01/32	18	20,070
Federal Home Loan Mortgage Corp.	6.000	12/01/32	10	11,282
Federal Home Loan Mortgage Corp.	6.000	02/01/33	10	11,109
Federal Home Loan Mortgage Corp.	6.000	11/01/33	85	97,271
Federal Home Loan Mortgage Corp.	6.000	01/01/34	52	59,545
Federal Home Loan Mortgage Corp.	6.000	12/01/36	2	2,156
Federal Home Loan Mortgage Corp.(k)	6.250	07/15/32	30,948	46,150,592
Federal Home Loan Mortgage Corp.	6.500	07/01/32	2	2,322
Federal Home Loan Mortgage Corp.	6.500	07/01/32	2	2,378
Federal Home Loan Mortgage Corp.	6.500	08/01/32	2	2,132
Federal Home Loan Mortgage Corp.	6.500	08/01/32	4	4,253
Federal Home Loan Mortgage Corp.	6.500	08/01/32	4	4,811
Federal Home Loan Mortgage Corp.	6.500	08/01/32	4	4,923

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	6.500%	09/01/32		23	$ 26,434
Federal Home Loan Mortgage Corp.	6.500	11/01/33		25	28,936
Federal Home Loan Mortgage Corp.(k)	6.750	09/15/29		23,116	33,342,381
Federal Home Loan Mortgage Corp.(k)	6.750	03/15/31		52,373	78,384,007
Federal Home Loan Mortgage Corp.	7.000	09/01/32		29	33,046
Federal Home Loan Mortgage Corp.	8.500	08/01/24		2	1,898
Federal Home Loan Mortgage Corp.	8.500	11/01/24		1	955
Federal Home Loan Mortgage Corp., MTN	2.550(s)	12/17/29		1,485	1,224,088
Federal Home Loan Mortgage Corp., MTN	2.559(s)	12/14/29		4,500	3,709,410
Federal Judiciary Office Building Trust	2.104(s)	02/15/24		325	300,828
Federal National Mortgage Assoc.(k)	1.875	09/24/26		55,080	56,312,489
Federal National Mortgage Assoc.(k)	2.125	04/24/26		13,022	13,527,024
Federal National Mortgage Assoc.	3.000	TBA		153,500	156,810,995
Federal National Mortgage Assoc.	3.000	TBA		222,500	227,472,875
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco+ 1.250% (Cap 11.592%, Floor 2.940%)	3.272(c)	05/01/36		9	9,557
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco+ 1.251% (Cap 12.949%, Floor 2.980%)	3.472(c)	05/01/36		4	4,350
Federal National Mortgage Assoc.	3.500	08/01/49		122,309	126,241,704
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.400% (Cap 10.400%, Floor 1.400%)	3.546(c)	09/01/40		14	14,538
Federal National Mortgage Assoc.	4.000	12/01/40		150	160,949
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco+ 1.250% (Cap 12.788%, Floor 4.495%)	4.495(c)	01/01/28		2	2,110
Federal National Mortgage Assoc.	4.500	01/01/25		54	56,026
Federal National Mortgage Assoc.	4.500	02/01/33		7	7,634
Federal National Mortgage Assoc.	4.500	08/01/33		5	5,284
Federal National Mortgage Assoc.	4.500	08/01/40		9,858	10,751,791
Federal National Mortgage Assoc.	5.000	03/01/34		668	739,482
Federal National Mortgage Assoc.	5.375	12/07/28	GBP	11,098	19,885,855
Federal National Mortgage Assoc.	5.500	07/01/33		17	18,944
Federal National Mortgage Assoc.	5.500	08/01/33		1	677
Federal National Mortgage Assoc.	5.500	10/01/33		59	66,321
Federal National Mortgage Assoc.	5.500	11/01/33		9	9,666
Federal National Mortgage Assoc.	5.500	01/01/34		12	12,985
Federal National Mortgage Assoc.	5.500	04/01/34		5	5,364
Federal National Mortgage Assoc.	5.500	04/01/34		23	26,497
Federal National Mortgage Assoc.	5.500	04/01/34		94	106,562
Federal National Mortgage Assoc.	5.500	05/01/34		5	5,396
Federal National Mortgage Assoc.	5.500	05/01/34		24	27,308
Federal National Mortgage Assoc.	5.500	05/01/34		73	82,207

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.	5.500%	03/01/35	1,179	$ 1,330,820
Federal National Mortgage Assoc.	6.000	09/01/32	—(r)	174
Federal National Mortgage Assoc.	6.000	11/01/32	4	4,329
Federal National Mortgage Assoc.	6.000	03/01/33	2	2,538
Federal National Mortgage Assoc.	6.000	10/01/33	5	5,833
Federal National Mortgage Assoc.	6.000	11/01/33	163	187,612
Federal National Mortgage Assoc.	6.000	02/01/34	144	165,443
Federal National Mortgage Assoc.	6.000	11/01/34	22	26,002
Federal National Mortgage Assoc.	6.000	11/01/34	46	53,372
Federal National Mortgage Assoc.	6.000	01/01/35	43	47,873
Federal National Mortgage Assoc.	6.000	04/01/36	1	1,510
Federal National Mortgage Assoc.	6.000	04/01/36	6	7,259
Federal National Mortgage Assoc.	6.000	04/01/36	11	12,150
Federal National Mortgage Assoc.	6.000	06/01/37	17	20,539
Federal National Mortgage Assoc.(k)	6.250	05/15/29	23,685	32,891,451
Federal National Mortgage Assoc.	6.500	09/01/21	2	1,764
Federal National Mortgage Assoc.	6.500	07/01/32	12	13,407
Federal National Mortgage Assoc.	6.500	08/01/32	12	14,127
Federal National Mortgage Assoc.	6.500	09/01/32	1	1,087
Federal National Mortgage Assoc.	6.500	09/01/32	35	40,230
Federal National Mortgage Assoc.	6.500	09/01/32	43	50,384
Federal National Mortgage Assoc.	6.500	09/01/32	58	68,060
Federal National Mortgage Assoc.	6.500	10/01/32	33	38,854
Federal National Mortgage Assoc.	6.500	04/01/33	48	55,613
Federal National Mortgage Assoc.(k)	6.625	11/15/30	56,974	83,821,903
Federal National Mortgage Assoc.	7.000	05/01/32	18	20,560
Federal National Mortgage Assoc.	7.000	06/01/32	8	9,585
Federal National Mortgage Assoc.(k)	7.125	01/15/30	7,255	10,806,943
Freddie Mac Strips Coupon	1.916(s)	03/15/26	3,133	2,789,006
Freddie Mac Strips Coupon	2.692(s)	03/15/30	200	159,139
Freddie Mac Strips Coupon	2.875(s)	01/15/21	6,207	6,093,085
Freddie Mac Strips Coupon	2.881(s)	03/15/21	176	172,193
Freddie Mac Strips Coupon	3.226(s)	01/15/32	1,526	1,149,907
Freddie Mac Strips Coupon	3.247(s)	07/15/32	1,550	1,150,610
Freddie Mac Strips Principal	2.964(s)	07/15/32	3,309	2,559,058
Government National Mortgage Assoc.	3.000	01/15/45	149	154,603
Government National Mortgage Assoc.	3.000	03/15/45	41	42,947
Government National Mortgage Assoc.	3.000	03/15/45	272	281,241
Government National Mortgage Assoc.	3.500	10/15/40	298	313,235
Government National Mortgage Assoc.	3.500	12/20/47	17,173	17,885,098
Government National Mortgage Assoc.	4.000	11/20/48	1,837	1,916,364
Government National Mortgage Assoc.	4.500	02/20/41	2,340	2,525,843
Government National Mortgage Assoc.	5.000	08/20/39	704	775,032
Government National Mortgage Assoc.	6.000	01/15/33	21	23,615
Government National Mortgage Assoc.	6.000	03/15/33	6	6,638

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Government National Mortgage Assoc.	6.000%	05/15/33	7	$ 7,560
Government National Mortgage Assoc.	6.000	06/15/33	5	6,072
Government National Mortgage Assoc.	6.000	12/15/33	16	16,820
Government National Mortgage Assoc.	6.500	09/15/32	37	42,170
Government National Mortgage Assoc.	6.500	09/15/32	66	75,789
Government National Mortgage Assoc.	6.500	11/15/33	46	53,567
Government National Mortgage Assoc.	6.500	11/15/33	141	163,049
Government National Mortgage Assoc.	6.500	07/15/38	2	1,906
Government National Mortgage Assoc.	8.000	08/20/31	—(r)	212
Government National Mortgage Assoc.	8.500	06/15/30	—(r)	217
Government National Mortgage Assoc.	8.500	08/20/30	2	2,555
Indonesia Government AID Bond, Gov’t. Gtd. Notes	6.650	07/15/29	15,857	19,612,469
Israel Government, USAID Bond, Gov’t. Gtd. Notes	—(p)	02/15/26	2,800	2,494,237
Israel Government, USAID Bond, Gov’t. Gtd. Notes	—(p)	11/15/26	2,800	2,450,174
Israel Government, USAID Bond, Gov’t. Gtd. Notes	1.877(s)	08/15/26	23,470	20,671,419
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.068(s)	11/15/26	6,692	5,856,107
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.240(s)	02/15/26	514	457,852
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.360(s)	11/01/23	969	905,078
Israel Government, USAID Bond, Gov’t. Gtd. Notes	2.391(s)	11/01/24	6,769	6,219,430
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.028(s)	02/15/21	1,500	1,469,270
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.142(s)	11/01/24	1,000	916,059
Israel Government, USAID Bond, Gov’t. Gtd. Notes	3.329(s)	05/15/25	16,000	14,503,061
Israel Government, USAID Bond, Gov’t. Gtd. Notes	5.500	12/04/23	4,645	5,342,395
Israel Government, USAID Bond, Gov’t. Gtd. Notes	5.500	09/18/33	21,227	30,191,531
New Valley Generation II, Pass-Through Certificates	5.572	05/01/20	179	180,703
New Valley Generation IV, Pass-Through Certificates	4.687	01/15/22	243	251,020
New Valley Generation V, Pass-Through Certificates	4.929	01/15/21	486	486,026
Overseas Private Investment Corp., Gov’t. Gtd. Notes	—(p)	07/17/25	7,400	8,168,957
Overseas Private Investment Corp., Gov’t. Gtd. Notes	—(p)	07/17/25	26,664	28,141,571
Overseas Private Investment Corp., Gov’t. Gtd. Notes	—(p)	04/09/26	3,000	3,252,622
Overseas Private Investment Corp., Gov’t. Gtd. Notes	—(p)	01/24/29	16,600	16,828,497
Overseas Private Investment Corp., Gov’t. Gtd. Notes	2.090	05/15/28	2,546	2,574,045
Overseas Private Investment Corp., Gov’t. Gtd. Notes	3.000	10/05/34	6,891	7,448,703
Overseas Private Investment Corp., Gov’t. Gtd. Notes	3.190	10/05/34	2,953	3,239,552
Overseas Private Investment Corp., Gov’t. Gtd. Notes	3.490	12/20/29	159	172,978
Overseas Private Investment Corp., Gov’t. Gtd. Notes	3.820	12/20/32	105	118,607

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
U.S. Government Agency Obligations (Continued)
Resolution Funding Corp., Unsec’d. Notes	8.625%	01/15/30		294	$ 471,035
Resolution Funding Corp. Interest Strip	3.165(s)	10/15/27		9,714	8,456,772
Resolution Funding Corp. Strips Interest, Bonds	1.923(s)	04/15/27		113	98,421
Resolution Funding Corp., Strips Interest, Bonds	1.970(s)	01/15/29		300	246,379
Resolution Funding Corp., Strips Interest, Bonds	2.588(s)	01/15/30		1,517	1,233,162
Resolution Funding Corp., Strips Interest, Bonds	2.912(s)	04/15/28		12,391	10,424,720
Resolution Funding Corp., Strips Interest, Bonds	2.931(s)	01/15/28		9,795	8,280,792
Resolution Funding Corp., Strips Interest, Bonds	3.557(s)	04/15/30		20,611	16,721,646
Tennessee Valley Authority, Sr. Unsec’d. Notes	2.875	02/01/27		5,675	6,148,893
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.350	06/07/21	GBP	2,000	2,786,618
Tennessee Valley Authority, Sr. Unsec’d. Notes	5.980	04/01/36		790	1,170,589
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.235	07/15/45		5,022	5,113,588
Tennessee Valley Authority, Sr. Unsec’d. Notes	6.750	11/01/25		2,459	3,165,254
Tennessee Valley Authority Generic Strip, Bonds	1.901(s)	07/15/20		300	297,477
Tennessee Valley Authority Generic Strip, Bonds	2.351(s)	09/15/27		2,037	1,743,584
Tennessee Valley Authority Generic Strip, Bonds	2.716(s)	06/15/29		1,400	1,137,085
Tennessee Valley Authority Principal Strip	3.912(s)	06/15/35		1,300	874,508
Tennessee Valley Authority Strips Principal, Bonds	2.846(s)	11/01/25		110	99,402
Tennessee Valley Authority Strips Principal, Bonds	2.972(s)	05/01/30		15,733	12,617,244
Tennessee Valley Authority Strips Principal, Unsec’d. Notes	2.957(s)	09/15/24		1,999	1,848,226

Total U.S. Government Agency Obligations (cost $1,272,694,701)					1,315,547,512
U.S. Treasury Obligations 3.0%
U.S. Treasury Bonds(k)	2.250	08/15/49		17,395	18,368,033
U.S. Treasury Bonds(k)	2.500	02/15/45		20,920	22,907,400
U.S. Treasury Bonds(h)	2.750	11/15/47		22,000	25,485,625
U.S. Treasury Bonds(k)	2.875	08/15/45		8,905	10,436,938
U.S. Treasury Bonds(a)	3.000	05/15/45		22,180	26,525,894
U.S. Treasury Bonds(a)(h)(k)	3.125	02/15/43		132,115	160,065,580
U.S. Treasury Bonds	3.625	08/15/43		14,470	18,933,091
U.S. Treasury Bonds(a)	3.750	11/15/43		72,445	96,634,838
U.S. Treasury Notes	1.500	01/15/23		11,245	11,309,132
U.S. Treasury Notes	1.500	01/31/27		4,160	4,180,800
U.S. Treasury Notes(k)	1.750	05/15/23		47,750	48,428,945
U.S. Treasury Notes(a)(k)	1.750	12/31/24		59,330	60,535,141
U.S. Treasury Notes	1.750	12/31/26		26,680	27,255,287
U.S. Treasury Notes(a)	1.750	11/15/29		26,136	26,707,725
U.S. Treasury Notes	2.000	02/15/25		5,165	5,331,652
U.S. Treasury Notes(a)	2.000	08/15/25		34,030	35,191,806
U.S. Treasury Notes(a)(k)	2.125	11/30/23		40,000	41,218,750
U.S. Treasury Notes	2.125	07/31/24		2,440	2,525,781
U.S. Treasury Notes(k)	2.125	05/15/25		114,820	119,367,949

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Notes	2.250%	11/15/24	18,100	$ 18,873,492
U.S. Treasury Notes	2.250	11/15/25	19,550	20,498,481
U.S. Treasury Notes(k)	2.500	05/15/24	69,160	72,553,162
U.S. Treasury Notes	2.875	05/15/28	2,690	2,985,059
U.S. Treasury Strips Coupon(k)	1.820(s)	08/15/27	50,000	44,603,515
U.S. Treasury Strips Coupon(k)	1.881(s)	05/15/31	13,800	11,374,219
U.S. Treasury Strips Coupon(k)	1.898(s)	08/15/29	13,800	11,821,101
U.S. Treasury Strips Coupon(k)	1.969(s)	02/15/32	40,000	32,404,688
U.S. Treasury Strips Coupon	2.010(s)	11/15/29	20,000	17,056,250
U.S. Treasury Strips Coupon(k)	2.057(s)	11/15/38	69,525	48,094,462
U.S. Treasury Strips Coupon(a)	2.059(s)	02/15/39	220,490	151,543,811
U.S. Treasury Strips Coupon	2.060(s)	11/15/30	16,000	13,354,375
U.S. Treasury Strips Coupon(k)	2.100(s)	11/15/35	27,600	20,482,219
U.S. Treasury Strips Coupon(k)	2.143(s)	11/15/28	17,440	15,188,469
U.S. Treasury Strips Coupon(h)(k)	2.149(s)	05/15/39	244,985	167,431,936
U.S. Treasury Strips Coupon(k)	2.174(s)	05/15/29	42,370	36,504,403
U.S. Treasury Strips Coupon(k)	2.264(s)	08/15/40	27,600	18,263,437
U.S. Treasury Strips Coupon(k)	2.346(s)	11/15/40	4,545	2,986,207
U.S. Treasury Strips Coupon	2.373(s)	11/15/41	5,730	3,663,619
U.S. Treasury Strips Coupon	2.377(s)	05/15/42	11,235	7,058,740
U.S. Treasury Strips Coupon(a)(k)	2.394(s)	11/15/43	124,950	75,282,375
U.S. Treasury Strips Coupon	2.405(s)	08/15/44	35,000	20,707,422
U.S. Treasury Strips Coupon(k)	2.618(s)	11/15/26	42,700	38,616,812
U.S. Treasury Strips Principal, PO	2.237(s)	11/15/44	62,535	37,481,916
Total U.S. Treasury Obligations (cost $1,574,136,993)				1,650,240,537

	Shares
Common Stock 0.0%
Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia) (cost $2,959,837)	146,034	1,029,540
Preferred Stocks 0.0%
Banks 0.0%
Citigroup Capital XIII 8.140%	22,000	619,960

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Description	Shares	Value
Preferred Stocks (Continued)
Capital Markets 0.0%
State Street Corp. 5.350%(a)	315,000	$ 8,986,950

Total Preferred Stocks (cost $8,425,000)		9,606,910

Total Long-Term Investments (cost $52,053,526,202)		53,995,115,347

Short-Term Investments 6.1%
Affiliated Mutual Funds 6.0%
PGIM Core Short-Term Bond Fund(w)	84,258,127	776,017,348
PGIM Core Ultra Short Bond Fund(w)	462,187,557	462,187,557
PGIM Institutional Money Market Fund (cost $2,086,989,040; includes $2,084,042,583 of cash collateral for securities on loan)(b)(w)	2,086,946,713	2,087,364,102

Total Affiliated Mutual Funds (cost $3,329,280,112)		3,325,569,007
Options Purchased*~ 0.1%
(cost $600,537)		15,701,958

Total Short-Term Investments (cost $3,329,880,649)		3,341,270,965
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.9% (cost $55,383,406,851)		57,336,386,312
Options Written*~ (0.1)%
(premiums received $7,061,970)		(29,049,279)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 103.8% (cost $55,376,344,881)		57,307,337,033
Liabilities in excess of other assets(z) (3.8)%		(2,090,420,466)

Net Assets 100.0%		$ 55,216,916,567

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
ABS—Asset-Backed Security
Aces—Alternative Credit Enhancements Securities
AID—Agency for International Development
ARM—Adjustable Rate Mortgage
BABs—Build America Bonds
BROIS—Brazil Overnight Index Swap
BTP—Buoni del Tesoro Poliennali
CLO—Collateralized Loan Obligation
CMS—Constant Maturity Swap
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
FREMF—Freddie Mac Mortgage Trust
GMTN—Global Medium Term Note
ICE—Intercontinental Exchange
IO—Interest Only (Principal amount represents notional)
JIBAR—Johannesburg Interbank Agreed Rate
LIBOR—London Interbank Offered Rate
M—Monthly payment frequency for swaps
MTN—Medium Term Note
MUNIPSA—Municipal Swap Weekly Yield Index
OTC—Over-the-counter
PIK—Payment-in-Kind

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
PJSC—Public Joint-Stock Company
PO—Principal Only
Q—Quarterly payment frequency for swaps
REITs—Real Estate Investment Trust
REMICS—Real Estate Mortgage Investment Conduit Security
S—Semiannual payment frequency for swaps
SONIA—Sterling Overnight Index Average
STACR—Structured Agency Credit Risk
Strips—Separate Trading of Registered Interest and Principal of Securities
T—Swap payment upon termination
TBA—To Be Announced
USAID—United States Agency for International Development
USOIS—United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $646,372,674 and 1.2% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,037,950,037; cash collateral of $2,084,042,583 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at January 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of January 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of January 31, 2020.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	89,496	$ 1,085,223
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	231,722	2,639,952
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	451,251	5,284,508

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	457,600	$ 5,643,783
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	90,553	1,020,833
Total OTC Traded (cost $531,999)							$15,674,299

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.33.V1, 12/20/24	Call	Citibank, N.A.	02/19/20	$108.25	5.00%(Q)	CDX.NA.HY .33.V1(Q)	27,415	$ 27,659
(cost $68,538)
Total Options Purchased (cost $600,537)								$15,701,958
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Azerbaijan Contingent CAP	Call	Deutsche Bank AG	12/22/32	3.41%	—		448,300	$ (104,377)
Hellenic Republic, 3.75%, 01/30/28^	Put	Deutsche Bank AG	09/10/20	87.00	—	EUR	68,000	—
Lebanese Republic, 8.25%, 04/12/21^	Put	Deutsche Bank AG	01/29/21	$ 76.00	—		50,000	(27,398,317)
Total OTC Traded (premiums received $4,294,912)								$(27,502,694)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.33.V1, 12/20/24	Call	Citibank, N.A.	02/19/20	$109.25	CDX.NA.HY .33.V1(Q)	5.00%(Q)	27,415	$ (4,325)
CDX.NA.HY.33.V1, 12/20/24	Put	Citibank, N.A.	02/19/20	$ 97.00	5.00%(Q)	CDX.NA.HY .33.V1(Q)	499,000	(29,190)
CDX.NA.HY.33.V1, 12/20/24	Put	Citibank, N.A.	02/19/20	$100.50	5.00%(Q)	CDX.NA.HY .33.V1(Q)	27,415	(7,889)
CDX.NA.HY.33.V1, 12/20/24	Put	Citibank, N.A.	03/18/20	$ 96.00	5.00%(Q)	CDX.NA.HY .33.V1(Q)	500,000	(166,829)
CDX.NA.HY.33.V1, 12/20/24	Put	BNP Paribas S.A.	06/17/20	$ 95.00	5.00%(Q)	CDX.NA.HY .33.V1(Q)	80,000	(144,602)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.33.V2, 12/20/24	Put	Citibank, N.A.	02/19/20	$106.00	5.00%(Q)	CDX.NA.HY .33.V2(Q)		300,000	$ (358,498)
CDX.NA.HY.33.V2, 12/20/24	Put	BNP Paribas S.A.	03/18/20	$100.00	5.00%(Q)	CDX.NA.HY .33.V2(Q)		300,000	(205,639)
CDX.NA.HY.33.V2, 12/20/24	Put	BNP Paribas S.A.	03/18/20	$100.00	5.00%(Q)	CDX.NA.HY .33.V2(Q)		80,000	(54,837)
CDX.NA.IG.33.V1, 12/20/24	Put	Goldman Sachs International	12/16/20	2.50%	1.00%(Q)	CDX.NA.IG .33.V1(Q)		500,000	(69,174)
CDX.NA.IG.33.V1, 12/20/29	Put	Goldman Sachs International	02/19/20	2.25%	1.00%(Q)	CDX.NA.IG .33.V1(Q)		950,000	(52,425)
CDX.NA.IG.33.V1, 12/20/29	Put	Goldman Sachs International	04/15/20	2.50%	1.00%(Q)	CDX.NA.IG .33.V1(Q)		1,000,000	(316,037)
iTraxx.EUR.32.V1, 12/20/24	Put	Goldman Sachs International	12/16/20	2.50%	1.00%(Q)	iTraxx.EUR .32.V1(Q)	EUR	500,000	(24,296)
iTraxx.EUR.32.V1, 12/20/29	Put	Goldman Sachs International	04/15/20	2.50%	1.00%(Q)	iTraxx.EUR .32.V1(Q)	EUR	1,000,000	(112,844)
Total OTC Swaptions (premiums received $2,767,058)									$ (1,546,585)
Total Options Written (premiums received $7,061,970)									$(29,049,279)
Futures contracts outstanding at January 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
167,738	5 Year U.S. Treasury Notes	Mar. 2020	$20,182,288,159	$228,733,605
23,457	10 Year U.S. Treasury Notes	Mar. 2020	3,088,260,656	51,103,974
11,867	10 Year U.S. Ultra Treasury Notes	Mar. 2020	1,728,502,719	45,872,320
5,878	20 Year U.S. Treasury Bonds	Mar. 2020	961,236,688	24,244,700
9,311	30 Year U.S. Ultra Treasury Bonds	Mar. 2020	1,803,424,313	68,788,517
				418,743,116
Short Positions:
105,289	2 Year U.S. Treasury Notes	Mar. 2020	22,780,262,340	(80,534,290)
1,957	5 Year Euro-Bobl	Mar. 2020	292,918,648	(1,230,388)
5,628	10 Year Euro-Bund	Mar. 2020	1,092,553,014	(14,400,945)
214	30 Year Euro Buxl	Mar. 2020	50,054,310	(1,235,551)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Futures contracts outstanding at January 31, 2020 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
3,071	Euro Schatz Index	Mar. 2020	$ 381,749,466	$ (632,379)
201	Euro-BTP Italian Government Bond	Mar. 2020	32,998,707	(1,337,684)
				(99,371,237)
				$319,371,879
Forward foreign currency exchange contracts outstanding at January 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/17/20	Barclays Bank PLC	AUD	23,283	$ 16,108,606	$ 15,608,866	$ —	$ (499,740)
Expiring 04/17/20	Barclays Bank PLC	AUD	11,598	8,022,000	7,775,380	—	(246,620)
Expiring 04/17/20	Barclays Bank PLC	AUD	11,333	7,751,000	7,597,734	—	(153,266)
Brazilian Real,
Expiring 02/04/20	BNP Paribas S.A.	BRL	44,209	10,663,000	10,320,271	—	(342,729)
Expiring 02/04/20	Citibank, N.A.	BRL	67,075	16,140,055	15,658,208	—	(481,847)
Expiring 02/04/20	Citibank, N.A.	BRL	64,199	15,434,750	14,986,858	—	(447,892)
Expiring 02/04/20	Goldman Sachs International	BRL	45,024	10,755,400	10,510,635	—	(244,765)
Expiring 02/04/20	HSBC Bank USA, N.A.	BRL	66,701	16,097,345	15,570,927	—	(526,418)
Expiring 02/04/20	JPMorgan Chase Bank, N.A.	BRL	67,696	16,205,015	15,803,319	—	(401,696)
Expiring 02/04/20	The Toronto-Dominion Bank	BRL	124,343	29,732,982	29,027,183	—	(705,799)
Expiring 03/03/20	Deutsche Bank AG	BRL	51,579	12,250,000	12,022,999	—	(227,001)
British Pound,
Expiring 04/15/20	Bank of America, N.A.	GBP	6,744	8,907,000	8,923,359	16,359	—
Expiring 04/15/20	Bank of America, N.A.	GBP	4,574	6,016,000	6,052,469	36,469	—
Expiring 04/15/20	BNP Paribas S.A.	GBP	4,293	5,621,000	5,680,089	59,089	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 04/15/20	Deutsche Bank AG	GBP	6,683	$ 8,773,000	$ 8,842,762	$ 69,762	$ —
Canadian Dollar,
Expiring 04/17/20	Barclays Bank PLC	CAD	68,868	52,815,319	52,037,383	—	(777,936)
Expiring 04/17/20	BNP Paribas S.A.	CAD	12,709	9,745,000	9,603,038	—	(141,962)
Expiring 04/17/20	Morgan Stanley & Co. International PLC	CAD	15,728	11,885,000	11,884,171	—	(829)
Chilean Peso,
Expiring 03/18/20	Bank of America, N.A.	CLP	11,319,836	14,663,000	14,135,628	—	(527,372)
Expiring 03/18/20	BNP Paribas S.A.	CLP	8,170,057	10,523,000	10,202,347	—	(320,653)
Expiring 03/18/20	BNP Paribas S.A.	CLP	8,057,922	10,446,315	10,062,318	—	(383,997)
Expiring 03/18/20	Citibank, N.A.	CLP	21,706,790	27,072,000	27,106,321	34,321	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	CLP	16,800,611	21,180,000	20,979,738	—	(200,262)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	CLP	8,408,607	10,618,000	10,500,235	—	(117,765)
Chinese Renminbi,
Expiring 02/14/20	BNP Paribas S.A.	CNH	415,116	58,511,510	59,274,023	762,513	—
Expiring 02/14/20	BNP Paribas S.A.	CNH	77,306	10,911,000	11,038,390	127,390	—
Expiring 02/14/20	BNP Paribas S.A.	CNH	73,091	10,350,000	10,436,627	86,627	—
Expiring 02/14/20	Citibank, N.A.	CNH	199,183	28,385,100	28,441,208	56,108	—
Expiring 02/14/20	Citibank, N.A.	CNH	101,525	14,478,000	14,496,640	18,640	—
Expiring 02/14/20	Citibank, N.A.	CNH	64,507	9,114,000	9,210,909	96,909	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	488,429	69,616,500	69,742,410	125,910	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	110,351	15,736,096	15,756,892	20,796	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	79,136	$ 11,233,000	$ 11,299,751	$ 66,751	$ —
Expiring 02/14/20	JPMorgan Chase Bank, N.A.	CNH	105,911	15,056,249	15,122,930	66,681	—
Expiring 02/14/20	UBS AG	CNH	220,325	31,468,640	31,459,951	—	(8,689)
Expiring 02/14/20	UBS AG	CNH	199,401	28,385,100	28,472,348	87,248	—
Expiring 05/14/21	Citibank, N.A.	CNH	337,388	48,350,184	47,573,326	—	(776,858)
Colombian Peso,
Expiring 03/18/20	Barclays Bank PLC	COP	32,425,782	9,902,000	9,453,686	—	(448,314)
Expiring 03/18/20	Barclays Bank PLC	COP	17,058,144	5,188,000	4,973,275	—	(214,725)
Expiring 03/18/20	Barclays Bank PLC	COP	13,749,680	3,997,000	4,008,698	11,698	—
Expiring 03/18/20	BNP Paribas S.A.	COP	32,420,150	9,186,000	9,452,044	266,044	—
Expiring 03/18/20	BNP Paribas S.A.	COP	16,967,939	5,200,104	4,946,976	—	(253,128)
Expiring 03/18/20	BNP Paribas S.A.	COP	13,106,991	3,742,000	3,821,323	79,323	—
Expiring 03/18/20	Citibank, N.A.	COP	29,708,735	8,993,000	8,661,535	—	(331,465)
Expiring 03/18/20	Goldman Sachs International	COP	36,362,726	10,811,300	10,601,496	—	(209,804)
Expiring 03/18/20	Goldman Sachs International	COP	22,208,499	6,427,000	6,474,853	47,853	—
Expiring 03/18/20	HSBC Bank USA, N.A.	COP	21,940,766	6,704,896	6,396,796	—	(308,100)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	COP	28,640,450	8,266,000	8,350,079	84,079	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	COP	11,252,068	3,307,000	3,280,523	—	(26,477)
Expiring 03/18/20	UBS AG	COP	28,688,721	8,559,400	8,364,152	—	(195,248)
Czech Koruna,
Expiring 04/15/20	Barclays Bank PLC	CZK	1,435,480	63,211,234	63,122,787	—	(88,447)
Expiring 04/15/20	HSBC Bank USA, N.A.	CZK	408,341	18,000,000	17,956,094	—	(43,906)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 04/15/20	Morgan Stanley & Co. International PLC	CZK	180,921	$ 8,008,000	$ 7,955,690	$ —	$ (52,310)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	CZK	139,836	6,153,000	6,149,058	—	(3,942)
Euro,
Expiring 04/15/20	BNP Paribas S.A.	EUR	11,128	12,465,000	12,399,478	—	(65,522)
Expiring 04/15/20	BNP Paribas S.A.	EUR	10,733	12,004,000	11,958,571	—	(45,429)
Expiring 04/15/20	BNP Paribas S.A.	EUR	7,890	8,847,000	8,790,647	—	(56,353)
Expiring 04/15/20	Citibank, N.A.	EUR	14,465	16,225,387	16,117,189	—	(108,198)
Expiring 04/15/20	Deutsche Bank AG	EUR	5,742	6,364,000	6,397,296	33,296	—
Hungarian Forint,
Expiring 04/15/20	BNP Paribas S.A.	HUF	4,231,461	13,830,000	13,951,259	121,259	—
Indian Rupee,
Expiring 03/18/20	Barclays Bank PLC	INR	2,311,556	32,329,000	32,097,536	—	(231,464)
Expiring 03/18/20	Barclays Bank PLC	INR	1,126,782	15,734,320	15,646,138	—	(88,182)
Expiring 03/18/20	HSBC Bank USA, N.A.	INR	738,338	10,296,169	10,252,333	—	(43,836)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	1,134,901	15,776,758	15,758,879	—	(17,879)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	1,062,884	14,601,452	14,758,865	157,413	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	1,909,386	26,714,000	26,513,130	—	(200,870)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	1,868,106	26,231,000	25,939,935	—	(291,065)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	1,836,600	$ 25,723,334	$ 25,502,445	$ —	$ (220,889)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	1,150,778	15,966,089	15,979,342	13,253	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	INR	396,626	5,555,039	5,507,422	—	(47,617)
Indonesian Rupiah,
Expiring 03/18/20	Barclays Bank PLC	IDR	364,376,782	25,915,200	26,254,578	339,378	—
Expiring 03/18/20	Barclays Bank PLC	IDR	222,192,884	16,195,277	16,009,748	—	(185,529)
Expiring 03/18/20	BNP Paribas S.A.	IDR	107,825,696	7,792,000	7,769,206	—	(22,794)
Expiring 03/18/20	BNP Paribas S.A.	IDR	97,963,756	7,159,000	7,058,619	—	(100,381)
Expiring 03/18/20	Citibank, N.A.	IDR	256,350,284	18,724,000	18,470,904	—	(253,096)
Expiring 03/18/20	HSBC Bank USA, N.A.	IDR	94,098,026	6,842,000	6,780,081	—	(61,919)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	IDR	321,982,230	23,451,000	23,199,907	—	(251,093)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	IDR	205,269,018	14,933,000	14,790,326	—	(142,674)
Israeli Shekel,
Expiring 03/18/20	BNP Paribas S.A.	ILS	159,841	46,389,852	46,417,429	27,577	—
Japanese Yen,
Expiring 04/15/20	Barclays Bank PLC	JPY	1,764,011	16,140,055	16,348,184	208,129	—
Expiring 04/15/20	BNP Paribas S.A.	JPY	1,461,966	13,432,000	13,548,942	116,942	—
Expiring 04/15/20	Morgan Stanley & Co. International PLC	JPY	1,157,004	10,669,000	10,722,668	53,668	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 03/18/20	Barclays Bank PLC	MXN	303,808	$ 15,590,658	$ 15,965,404	$ 374,746	$ —
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	MXN	773,747	40,575,566	40,661,104	85,538	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	MXN	472,070	24,822,000	24,807,685	—	(14,315)
Expiring 03/18/20	The Toronto-Dominion Bank	MXN	2,012,599	101,528,186	105,763,881	4,235,695	—
New Taiwanese Dollar,
Expiring 03/18/20	Credit Suisse International	TWD	1,545,647	51,062,000	51,000,937	—	(61,063)
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	1,303,781	43,076,000	43,020,223	—	(55,777)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	TWD	859,810	28,400,000	28,370,723	—	(29,277)
Expiring 03/18/20	The Toronto-Dominion Bank	TWD	859,154	28,406,000	28,349,067	—	(56,933)
New Zealand Dollar,
Expiring 04/17/20	Morgan Stanley & Co. International PLC	NZD	16,169	10,554,000	10,462,096	—	(91,904)
Norwegian Krone,
Expiring 04/15/20	The Toronto-Dominion Bank	NOK	610,985	68,718,105	66,445,000	—	(2,273,105)
Peruvian Nuevo Sol,
Expiring 03/18/20	BNP Paribas S.A.	PEN	36,767	10,983,000	10,838,510	—	(144,490)
Expiring 03/18/20	BNP Paribas S.A.	PEN	28,072	8,276,000	8,275,445	—	(555)
Expiring 03/18/20	Citibank, N.A.	PEN	38,122	11,353,000	11,238,114	—	(114,886)
Expiring 03/18/20	Citibank, N.A.	PEN	36,037	10,581,000	10,623,523	42,523	—
Expiring 03/18/20	Citibank, N.A.	PEN	35,900	10,721,000	10,583,117	—	(137,883)
Expiring 03/18/20	Citibank, N.A.	PEN	28,301	8,440,000	8,343,038	—	(96,962)
Expiring 03/18/20	Citibank, N.A.	PEN	27,748	8,211,000	8,179,951	—	(31,049)
Expiring 03/18/20	Goldman Sachs International	PEN	31,962	9,494,000	9,421,995	—	(72,005)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Peruvian Nuevo Sol (cont’d.),
Expiring 03/18/20	Goldman Sachs International	PEN	27,967	$ 8,217,000	$ 8,244,548	$ 27,548	$ —
Philippine Peso,
Expiring 03/18/20	Barclays Bank PLC	PHP	530,990	10,431,000	10,383,951	—	(47,049)
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	1,143,489	22,433,000	22,361,868	—	(71,132)
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	1,100,219	21,490,000	21,515,701	25,701	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	400,477	7,831,000	7,831,667	667	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PHP	1,042,256	20,560,000	20,382,187	—	(177,813)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PHP	615,704	12,108,000	12,040,601	—	(67,399)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PHP	573,220	11,265,000	11,209,784	—	(55,216)
Polish Zloty,
Expiring 04/15/20	Barclays Bank PLC	PLN	186,421	48,896,341	48,134,038	—	(762,303)
Russian Ruble,
Expiring 03/18/20	Goldman Sachs International	RUB	3,367,512	51,880,508	52,402,718	522,210	—
Expiring 03/18/20	Goldman Sachs International	RUB	3,108,473	47,896,341	48,371,740	475,399	—
Expiring 03/18/20	Goldman Sachs International	RUB	1,158,020	17,974,700	18,020,247	45,547	—
Expiring 03/18/20	HSBC Bank USA, N.A.	RUB	996,413	15,496,800	15,505,442	8,642	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	RUB	1,794,964	28,453,096	27,931,889	—	(521,207)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	RUB	665,277	10,236,600	10,352,541	115,941	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	3,456,507	53,349,391	53,787,594	438,203	—
Singapore Dollar,
Expiring 03/18/20	Bank of America, N.A.	SGD	51,759	38,449,000	37,934,616	—	(514,384)
Expiring 03/18/20	Barclays Bank PLC	SGD	42,603	31,472,192	31,224,142	—	(248,050)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 03/18/20	Barclays Bank PLC	SGD	21,588	$ 16,016,637	$ 15,822,082	$ —	$ (194,555)
Expiring 03/18/20	BNP Paribas S.A.	SGD	46,445	34,291,000	34,040,085	—	(250,915)
Expiring 03/18/20	HSBC Bank USA, N.A.	SGD	241,151	176,939,327	176,741,064	—	(198,263)
Expiring 03/18/20	HSBC Bank USA, N.A.	SGD	31,123	22,970,329	22,810,499	—	(159,830)
Expiring 03/18/20	HSBC Bank USA, N.A.	SGD	11,453	8,452,830	8,393,952	—	(58,878)
Expiring 03/18/20	The Toronto-Dominion Bank	SGD	51,942	38,515,000	38,068,327	—	(446,673)
South African Rand,
Expiring 03/18/20	Morgan Stanley & Co. International PLC	ZAR	32,771	2,247,009	2,169,690	—	(77,319)
South Korean Won,
Expiring 03/18/20	Bank of America, N.A.	KRW	41,663,024	35,898,296	34,856,213	—	(1,042,083)
Expiring 03/18/20	Barclays Bank PLC	KRW	36,660,966	31,468,640	30,671,379	—	(797,261)
Expiring 03/18/20	HSBC Bank USA, N.A.	KRW	48,321,636	41,156,320	40,426,955	—	(729,365)
Expiring 03/18/20	HSBC Bank USA, N.A.	KRW	36,927,323	31,416,814	30,894,220	—	(522,594)
Expiring 03/18/20	HSBC Bank USA, N.A.	KRW	18,633,328	15,988,783	15,589,057	—	(399,726)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	KRW	18,528,646	15,966,089	15,501,478	—	(464,611)
Swedish Krona,
Expiring 04/15/20	Barclays Bank PLC	SEK	453,085	48,051,814	47,231,945	—	(819,869)
Swiss Franc,
Expiring 04/15/20	BNP Paribas S.A.	CHF	11,755	12,266,000	12,268,637	2,637	—
Expiring 04/15/20	HSBC Bank USA, N.A.	CHF	22,410	23,353,000	23,388,633	35,633	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc (cont’d.),
Expiring 04/15/20	Morgan Stanley & Co. International PLC	CHF	13,101	$ 13,656,129	$ 13,672,745	$ 16,616	$ —
Thai Baht,
Expiring 03/18/20	Credit Suisse International	THB	1,518,860	49,784,000	48,777,788	—	(1,006,212)
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	1,002,068	32,761,462	32,181,157	—	(580,305)
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	712,485	23,603,947	22,881,271	—	(722,676)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	THB	771,545	25,086,000	24,777,963	—	(308,037)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	THB	505,791	16,384,550	16,243,346	—	(141,204)
Turkish Lira,
Expiring 03/18/20	Barclays Bank PLC	TRY	94,145	15,578,700	15,565,158	—	(13,542)
Expiring 03/18/20	Barclays Bank PLC	TRY	61,533	10,218,431	10,173,428	—	(45,003)
Expiring 03/18/20	Barclays Bank PLC	TRY	34,716	5,770,352	5,739,596	—	(30,756)
				$3,058,053,975	$3,040,999,520	9,744,731	(26,799,186)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/17/20	Barclays Bank PLC	AUD	34,092	$ 23,452,176	$ 22,855,102	$ 597,074	$ —
Expiring 04/17/20	Barclays Bank PLC	AUD	22,287	15,384,031	14,940,836	443,195	—
Expiring 04/17/20	Barclays Bank PLC	AUD	20,832	14,295,408	13,965,789	329,619	—
Expiring 04/17/20	Barclays Bank PLC	AUD	9,111	6,262,000	6,107,680	154,320	—
Expiring 04/17/20	Citibank, N.A.	AUD	23,137	16,009,978	15,510,966	499,012	—
Expiring 04/17/20	HSBC Bank USA, N.A.	AUD	8,037	5,397,000	5,387,690	9,310	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real,
Expiring 02/04/20	Barclays Bank PLC	BRL	65,106	$ 15,227,779	$ 15,198,680	$ 29,099	$ —
Expiring 02/04/20	BNP Paribas S.A.	BRL	41,660	9,925,000	9,725,314	199,686	—
Expiring 02/04/20	Morgan Stanley & Co. International PLC	BRL	372,481	88,338,923	86,953,407	1,385,516	—
Expiring 03/03/20	The Toronto-Dominion Bank	BRL	124,343	29,698,894	28,984,481	714,413	—
British Pound,
Expiring 04/15/20	Barclays Bank PLC	GBP	12,912	16,843,000	17,084,839	—	(241,839)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	GBP	543,428	708,051,637	719,053,243	—	(11,001,606)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	GBP	5,477	7,168,000	7,247,370	—	(79,370)
Canadian Dollar,
Expiring 04/17/20	Morgan Stanley & Co. International PLC	CAD	13,828	10,490,000	10,448,314	41,686	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	CAD	10,661	8,088,000	8,055,499	32,501	—
Chilean Peso,
Expiring 03/18/20	Barclays Bank PLC	CLP	13,596,937	17,124,605	16,979,154	145,451	—
Expiring 03/18/20	BNP Paribas S.A.	CLP	11,726,044	15,776,758	14,642,879	1,133,879	—
Expiring 03/18/20	BNP Paribas S.A.	CLP	6,426,805	8,332,459	8,025,463	306,996	—
Expiring 03/18/20	BNP Paribas S.A.	CLP	2,875,825	3,700,000	3,591,182	108,818	—
Expiring 03/18/20	Citibank, N.A.	CLP	11,883,523	15,434,750	14,839,531	595,219	—
Expiring 03/18/20	Citibank, N.A.	CLP	9,438,982	12,243,630	11,786,914	456,716	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 03/18/20	Citibank, N.A.	CLP	7,376,750	$ 9,500,000	$ 9,211,705	$ 288,295	$ —
Expiring 03/18/20	Citibank, N.A.	CLP	6,077,395	7,878,550	7,589,138	289,412	—
Expiring 03/18/20	HSBC Bank USA, N.A.	CLP	11,925,253	15,496,800	14,891,641	605,159	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	CLP	35,501,546	44,770,069	44,332,501	437,568	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	CLP	11,817,194	15,736,096	14,756,704	979,392	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	CLP	11,146,702	14,337,000	13,919,427	417,573	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	CLP	9,148,776	12,272,000	11,424,520	847,480	—
Expiring 03/18/20	The Toronto-Dominion Bank	CLP	29,999,461	37,763,672	37,461,781	301,891	—
Chinese Renminbi,
Expiring 02/14/20	Citibank, N.A.	CNH	215,411	30,991,000	30,758,397	232,603	—
Expiring 02/14/20	Goldman Sachs International	CNH	313,334	44,395,000	44,740,713	—	(345,713)
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	276,053	39,565,000	39,417,359	147,641	—
Expiring 02/14/20	HSBC Bank USA, N.A.	CNH	245,784	35,109,000	35,095,296	13,704	—
Expiring 02/14/20	Morgan Stanley & Co. International PLC	CNH	204,889	29,020,000	29,255,971	—	(235,971)
Expiring 05/14/21	JPMorgan Chase Bank, N.A.	CNH	337,388	48,428,608	47,573,326	855,282	—
Colombian Peso,
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	COP	291,135,000	84,036,197	84,879,955	—	(843,758)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 03/18/20	Morgan Stanley & Co. International PLC	COP	14,141,886	$ 4,236,000	$ 4,123,045	$ 112,955	$ —
Expiring 03/18/20	UBS AG	COP	17,782,764	5,214,000	5,184,537	29,463	—
Czech Koruna,
Expiring 04/15/20	Barclays Bank PLC	CZK	232,584	10,145,000	10,227,499	—	(82,499)
Expiring 04/15/20	Citibank, N.A.	CZK	118,087	5,152,000	5,192,684	—	(40,684)
Euro,
Expiring 04/15/20	Barclays Bank PLC	EUR	15,850	17,513,000	17,660,488	—	(147,488)
Expiring 04/15/20	Barclays Bank PLC	EUR	6,211	6,880,000	6,919,910	—	(39,910)
Expiring 04/15/20	BNP Paribas S.A.	EUR	10,727	11,856,000	11,952,613	—	(96,613)
Expiring 04/15/20	Deutsche Bank AG	EUR	846,781	949,297,057	943,499,325	5,797,732	—
Expiring 04/15/20	HSBC Bank USA, N.A.	EUR	7,692	8,525,198	8,570,683	—	(45,485)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	1,693,623	1,895,131,424	1,887,066,744	8,064,680	—
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	57,842	64,253,238	64,449,104	—	(195,866)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	29,548	32,761,462	32,922,770	—	(161,308)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	20,295	22,469,605	22,613,054	—	(143,449)
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	EUR	14,534	16,205,015	16,194,030	10,985	—
Expiring 04/15/20	Morgan Stanley & Co. International PLC	EUR	138,869	155,460,686	154,730,044	730,642	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/15/20	Morgan Stanley & Co. International PLC	EUR	8,783	$ 9,832,307	$ 9,786,459	$ 45,848	$ —
Expiring 12/02/20	Citibank, N.A.	EUR	1,108,833	1,257,222,497	1,251,491,444	5,731,053	—
Hungarian Forint,
Expiring 04/15/20	JPMorgan Chase Bank, N.A.	HUF	11,209,139	37,656,892	36,956,878	700,014	—
Indian Rupee,
Expiring 03/18/20	Citibank, N.A.	INR	1,573,176	21,756,000	21,844,631	—	(88,631)
Expiring 03/18/20	HSBC Bank USA, N.A.	INR	2,284,609	31,575,000	31,723,363	—	(148,363)
Expiring 03/18/20	HSBC Bank USA, N.A.	INR	552,729	7,657,800	7,675,014	—	(17,214)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	INR	742,614	10,236,600	10,311,706	—	(75,106)
Indonesian Rupiah,
Expiring 03/18/20	Goldman Sachs International	IDR	1,212,830,000	85,009,462	87,388,497	—	(2,379,035)
Expiring 03/18/20	HSBC Bank USA, N.A.	IDR	145,780,273	10,338,000	10,503,961	—	(165,961)
Expiring 03/18/20	HSBC Bank USA, N.A.	IDR	138,224,848	9,752,000	9,959,567	—	(207,567)
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	IDR	156,494,078	11,154,000	11,275,927	—	(121,927)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	IDR	110,792,610	7,866,000	7,982,982	—	(116,982)
Expiring 03/18/20	UBS AG	IDR	137,825,450	9,730,000	9,930,789	—	(200,789)
Israeli Shekel,
Expiring 03/18/20	Bank of America, N.A.	ILS	81,835	23,505,000	23,764,702	—	(259,702)
Expiring 03/18/20	Barclays Bank PLC	ILS	86,975	25,149,000	25,257,432	—	(108,432)
Expiring 03/18/20	Barclays Bank PLC	ILS	55,144	15,978,650	16,013,670	—	(35,020)
Expiring 03/18/20	Citibank, N.A.	ILS	55,352	16,048,900	16,074,193	—	(25,293)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 04/15/20	Bank of America, N.A.	JPY	1,474,575	$ 13,657,000	$ 13,665,800	$ —	$ (8,800)
Expiring 04/15/20	Barclays Bank PLC	JPY	3,514,344	32,156,048	32,569,604	—	(413,556)
Expiring 04/15/20	Barclays Bank PLC	JPY	1,498,873	13,704,000	13,890,989	—	(186,989)
Expiring 04/15/20	Barclays Bank PLC	JPY	1,188,160	10,851,000	11,011,410	—	(160,410)
Expiring 04/15/20	BNP Paribas S.A.	JPY	1,130,224	10,394,000	10,474,488	—	(80,488)
Expiring 04/15/20	Citibank, N.A.	JPY	1,483,720	13,728,725	13,750,549	—	(21,824)
Mexican Peso,
Expiring 03/18/20	Citibank, N.A.	MXN	508,262	25,589,000	26,709,621	—	(1,120,621)
Expiring 03/18/20	Citibank, N.A.	MXN	306,241	16,140,055	16,093,258	46,797	—
Expiring 03/18/20	HSBC Bank USA, N.A.	MXN	305,621	16,097,345	16,060,653	36,692	—
New Taiwanese Dollar,
Expiring 03/18/20	Barclays Bank PLC	TWD	1,271,315	42,583,000	41,948,964	634,036	—
Expiring 03/18/20	Citibank, N.A.	TWD	1,039,530	34,899,000	34,300,839	598,161	—
Expiring 03/18/20	Credit Suisse International	TWD	1,132,471	37,831,000	37,367,582	463,418	—
Expiring 03/18/20	Credit Suisse International	TWD	921,851	30,984,000	30,417,874	566,126	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	1,577,136	52,937,000	52,039,978	897,022	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	1,366,118	46,005,000	45,077,132	927,868	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	1,007,097	33,608,000	33,230,690	377,310	—
Expiring 03/18/20	HSBC Bank USA, N.A.	TWD	904,560	30,280,000	29,847,333	432,667	—
New Zealand Dollar,
Expiring 04/17/20	Bank of America, N.A.	NZD	168,674	111,400,422	109,141,205	2,259,217	—
Expiring 04/17/20	BNP Paribas S.A.	NZD	15,556	10,158,000	10,065,381	92,619	—
Expiring 04/17/20	Morgan Stanley & Co. International PLC	NZD	15,622	10,242,000	10,108,122	133,878	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone,
Expiring 04/15/20	Bank of America, N.A.	NOK	109,294	$ 12,118,000	$ 11,885,849	$ 232,151	$ —
Expiring 04/15/20	Barclays Bank PLC	NOK	62,620	7,057,000	6,810,009	246,991	—
Expiring 04/15/20	BNP Paribas S.A.	NOK	52,931	5,736,000	5,756,245	—	(20,245)
Expiring 04/15/20	Deutsche Bank AG	NOK	113,812	12,415,000	12,377,156	37,844	—
Expiring 04/15/20	Goldman Sachs International	NOK	83,520	9,060,000	9,082,887	—	(22,887)
Peruvian Nuevo Sol,
Expiring 03/18/20	Bank of America, N.A.	PEN	55,340	16,626,000	16,313,659	312,341	—
Expiring 03/18/20	Bank of America, N.A.	PEN	16,291	4,791,626	4,802,308	—	(10,682)
Expiring 03/18/20	Barclays Bank PLC	PEN	33,247	9,987,000	9,800,853	186,147	—
Expiring 03/18/20	Citibank, N.A.	PEN	39,907	11,966,000	11,764,132	201,868	—
Expiring 03/18/20	Citibank, N.A.	PEN	28,284	8,312,000	8,337,759	—	(25,759)
Expiring 03/18/20	Goldman Sachs International	PEN	183,504	54,162,827	54,095,329	67,498	—
Expiring 03/18/20	Goldman Sachs International	PEN	68,098	20,437,000	20,074,753	362,247	—
Philippine Peso,
Expiring 03/18/20	BNP Paribas S.A.	PHP	383,890	7,528,000	7,507,295	20,705	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	1,251,857	24,539,000	24,481,105	57,895	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	1,084,605	21,221,000	21,210,357	10,643	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	980,147	19,199,000	19,167,595	31,405	—
Expiring 03/18/20	HSBC Bank USA, N.A.	PHP	850,703	16,687,000	16,636,209	50,791	—
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	PHP	907,097	17,858,000	17,739,037	118,963	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty,
Expiring 04/15/20	Barclays Bank PLC	PLN	67,680	$ 17,410,000	$ 17,475,047	$ —	$ (65,047)
Russian Ruble,
Expiring 03/18/20	Bank of America, N.A.	RUB	752,580	12,078,000	11,711,094	366,906	—
Expiring 03/18/20	Barclays Bank PLC	RUB	809,090	12,819,000	12,590,464	228,536	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	878,771	14,221,890	13,674,775	547,115	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	RUB	850,084	13,645,000	13,228,368	416,632	—
Singapore Dollar,
Expiring 03/18/20	BNP Paribas S.A.	SGD	56,390	41,559,000	41,328,157	230,843	—
Expiring 03/18/20	BNP Paribas S.A.	SGD	42,534	31,434,645	31,173,529	261,116	—
South African Rand,
Expiring 03/18/20	Barclays Bank PLC	ZAR	717,971	48,314,077	47,535,087	778,990	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	ZAR	160,939	10,814,000	10,655,349	158,651	—
South Korean Won,
Expiring 03/18/20	Barclays Bank PLC	KRW	22,889,155	19,254,000	19,149,577	104,423	—
Expiring 03/18/20	BNP Paribas S.A.	KRW	27,089,601	22,845,000	22,663,763	181,237	—
Expiring 03/18/20	BNP Paribas S.A.	KRW	26,182,735	22,217,000	21,905,058	311,942	—
Expiring 03/18/20	Goldman Sachs International	KRW	48,970,311	41,104,200	40,969,651	134,549	—
Expiring 03/18/20	Goldman Sachs International	KRW	32,911,597	28,478,000	27,534,575	943,425	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 03/18/20	JPMorgan Chase Bank, N.A.	KRW	22,997,792	$ 19,236,000	$ 19,240,465	$ —	$ (4,465)
Expiring 03/18/20	Morgan Stanley & Co. International PLC	KRW	32,330,416	27,962,650	27,048,345	914,305	—
Expiring 03/18/20	Morgan Stanley & Co. International PLC	KRW	22,870,877	19,389,000	19,134,284	254,716	—
Swedish Krona,
Expiring 04/15/20	BNP Paribas S.A.	SEK	72,370	7,524,000	7,544,189	—	(20,189)
Expiring 04/15/20	Morgan Stanley & Co. International PLC	SEK	144,522	15,156,000	15,065,737	90,263	—
Swiss Franc,
Expiring 04/15/20	Barclays Bank PLC	CHF	11,243	11,685,000	11,734,432	—	(49,432)
Expiring 04/15/20	BNP Paribas S.A.	CHF	136,829	141,750,338	142,805,162	—	(1,054,824)
Expiring 04/15/20	BNP Paribas S.A.	CHF	10,641	10,984,000	11,105,802	—	(121,802)
Thai Baht,
Expiring 03/18/20	Barclays Bank PLC	THB	1,038,241	34,305,000	33,342,829	962,171	—
Expiring 03/18/20	Barclays Bank PLC	THB	810,465	26,890,000	26,027,856	862,144	—
Expiring 03/18/20	Citibank, N.A.	THB	756,700	25,097,000	24,301,208	795,792	—
Expiring 03/18/20	Credit Suisse International	THB	1,219,625	40,186,000	39,167,933	1,018,067	—
Expiring 03/18/20	HSBC Bank USA, N.A.	THB	1,236,219	41,028,000	39,700,838	1,327,162	—
Turkish Lira,
Expiring 03/18/20	Barclays Bank PLC	TRY	189,478	31,540,000	31,326,840	213,160	—
Expiring 03/18/20	Barclays Bank PLC	TRY	132,534	21,922,200	21,912,060	10,140	—

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at January 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 03/18/20	Barclays Bank PLC	TRY	92,769	$ 15,590,658	$ 15,337,746	$ 252,912	$ —
Expiring 03/18/20	Barclays Bank PLC	TRY	82,259	13,553,000	13,600,038	—	(47,038)
				$8,025,048,519	$7,991,544,779	54,590,379	(21,086,639)
						$64,335,110	$(47,885,825)
Cross currency exchange contracts outstanding at January 31, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/15/20	Buy	HUF	3,356,290	EUR	9,943	$—	$ (12,852)	Barclays Bank PLC
04/15/20	Buy	HUF	4,041,853	EUR	12,024	—	(71,288)	Barclays Bank PLC
04/15/20	Buy	NOK	334,737	EUR	33,089	—	(466,005)	Barclays Bank PLC
						$—	$(550,145)
Credit default swap agreements outstanding at January 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**:
Federation of Malaysia (D01)	12/20/21	1.000%(Q)	2,000	0.141%	$34,674	$ (539)	$35,213	Barclays Bank PLC
Federative Republic of Brazil (D01)	12/20/21	1.000%(Q)	7,500	0.497%	79,554	(2,023)	81,577	Barclays Bank PLC
People’s Republic of China (D01)	12/20/21	1.000%(Q)	4,500	0.127%	79,185	(1,214)	80,399	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Argentina (D01)	12/20/21	1.000%(Q)	1,500	159.054%	$(916,601)	$ (405)	$(916,196)	Barclays Bank PLC
Republic of Chile (D01)	12/20/21	1.000%(Q)	1,500	0.216%	23,867	(405)	24,272	Barclays Bank PLC
Republic of Colombia (D01)	12/20/21	1.000%(Q)	1,500	0.347%	20,166	(405)	20,571	Barclays Bank PLC
Republic of Indonesia (D01)	12/20/21	1.000%(Q)	2,000	0.230%	31,296	(539)	31,835	Barclays Bank PLC
Republic of Panama (D01)	12/20/21	1.000%(Q)	1,500	0.146%	25,857	(405)	26,262	Barclays Bank PLC
Republic of Peru (D01)	12/20/21	1.000%(Q)	1,500	0.154%	25,630	(405)	26,035	Barclays Bank PLC
Republic of Philippines (D01)	12/20/21	1.000%(Q)	1,500	0.161%	25,421	(405)	25,826	Barclays Bank PLC
Republic of South Africa (D01)	12/20/21	1.000%(Q)	5,000	1.035%	2,724	(1,349)	4,073	Barclays Bank PLC
Republic of Turkey (D01)	12/20/21	1.000%(Q)	7,500	1.330%	(37,027)	(2,023)	(35,004)	Barclays Bank PLC
Russian Federation (D01)	12/20/21	1.000%(Q)	5,500	0.253%	83,638	(1,483)	85,121	Barclays Bank PLC
United Mexican States (D01)	12/20/21	1.000%(Q)	5,500	0.353%	73,259	(1,483)	74,742	Barclays Bank PLC
Federation of Malaysia (D02)	06/20/22	1.000%(Q)	3,000	0.185%	61,394	(1,200)	62,594	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D02)	06/20/22	1.000%(Q)	15,000	0.569%	$ 170,249	$(6,002)	$ 176,251	Barclays Bank PLC
People’s Republic of China (D02)	06/20/22	1.000%(Q)	10,000	0.168%	208,719	(4,001)	212,720	Barclays Bank PLC
Republic of Argentina (D02)	06/20/22	1.000%(Q)	3,000	154.669%	(1,838,498)	(1,200)	(1,837,298)	Barclays Bank PLC
Republic of Chile (D02)	06/20/22	1.000%(Q)	3,000	0.263%	55,834	(1,200)	57,034	Barclays Bank PLC
Republic of Colombia (D02)	06/20/22	1.000%(Q)	4,000	0.409%	60,524	(1,600)	62,124	Barclays Bank PLC
Republic of Indonesia (D02)	06/20/22	1.000%(Q)	4,000	0.304%	70,517	(1,600)	72,117	Barclays Bank PLC
Republic of Panama (D02)	06/20/22	1.000%(Q)	3,000	0.192%	60,933	(1,200)	62,133	Barclays Bank PLC
Republic of Peru (D02)	06/20/22	1.000%(Q)	3,000	0.201%	60,322	(1,200)	61,522	Barclays Bank PLC
Republic of Philippines (D02)	06/20/22	1.000%(Q)	3,000	0.202%	60,208	(1,200)	61,408	Barclays Bank PLC
Republic of South Africa (D02)	06/20/22	1.000%(Q)	9,000	1.190%	(29,248)	(3,601)	(25,647)	Barclays Bank PLC
Republic of Turkey (D02)	06/20/22	1.000%(Q)	15,000	1.624%	(199,986)	(6,002)	(193,984)	Barclays Bank PLC
Russian Federation (D02)	06/20/22	1.000%(Q)	9,000	0.314%	156,648	(3,601)	160,249	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D02)	06/20/22	1.000%(Q)	13,000	0.425%	$ 191,993	$ (5,201)	$ 197,194	Barclays Bank PLC
Federation of Malaysia (D03)	06/20/23	1.000%(Q)	7,500	0.271%	190,956	(3,271)	194,227	Barclays Bank PLC
Federative Republic of Brazil (D03)	06/20/23	1.000%(Q)	37,500	0.718%	393,956	(16,357)	410,313	Barclays Bank PLC
People’s Republic of China (D03)	06/20/23	1.000%(Q)	27,500	0.258%	712,638	(11,995)	724,633	Barclays Bank PLC
Republic of Argentina (D03)	06/20/23	1.000%(Q)	7,500	147.759%	(4,614,033)	(3,271)	(4,610,762)	Barclays Bank PLC
Republic of Chile (D03)	06/20/23	1.000%(Q)	7,500	0.346%	172,156	(3,271)	175,427	Barclays Bank PLC
Republic of Colombia (D03)	06/20/23	1.000%(Q)	10,000	0.535%	166,080	(4,362)	170,442	Barclays Bank PLC
Republic of Indonesia (D03)	06/20/23	1.000%(Q)	10,000	0.442%	196,971	(4,362)	201,333	Barclays Bank PLC
Republic of Lebanon (D03)	06/20/23	1.000%(Q)	7,500	70.406%	(4,773,235)	(3,271)	(4,769,964)	Barclays Bank PLC
Republic of Panama (D03)	06/20/23	1.000%(Q)	7,500	0.280%	188,929	(3,271)	192,200	Barclays Bank PLC
Republic of Peru (D03)	06/20/23	1.000%(Q)	7,500	0.290%	186,223	(3,271)	189,494	Barclays Bank PLC
Republic of Philippines (D03)	06/20/23	1.000%(Q)	7,500	0.276%	189,606	(3,271)	192,877	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D03)	06/20/23	1.000%(Q)	22,500	1.453%	$ (305,685)	$ (9,814)	$ (295,871)	Barclays Bank PLC
Republic of Turkey (D03)	06/20/23	1.000%(Q)	35,000	2.002%	(1,092,498)	(15,266)	(1,077,232)	Barclays Bank PLC
Russian Federation (D03)	06/20/23	1.000%(Q)	22,500	0.428%	454,556	(9,814)	464,370	Barclays Bank PLC
United Mexican States (D03)	06/20/23	1.000%(Q)	32,500	0.556%	516,804	(14,176)	530,980	Barclays Bank PLC
Federation of Malaysia (D04)	06/20/23	1.000%(Q)	4,500	0.271%	114,574	(2,061)	116,635	Barclays Bank PLC
Federative Republic of Brazil (D04)	06/20/23	1.000%(Q)	22,500	0.718%	236,374	(10,305)	246,679	Barclays Bank PLC
People’s Republic of China (D04)	06/20/23	1.000%(Q)	16,500	0.258%	427,583	(7,557)	435,140	Barclays Bank PLC
Republic of Argentina (D04)	06/20/23	1.000%(Q)	4,500	147.759%	(2,768,420)	(2,061)	(2,766,359)	Barclays Bank PLC
Republic of Chile (D04)	06/20/23	1.000%(Q)	4,500	0.346%	103,293	(2,061)	105,354	Barclays Bank PLC
Republic of Colombia (D04)	06/20/23	1.000%(Q)	6,000	0.535%	99,648	(2,748)	102,396	Barclays Bank PLC
Republic of Indonesia (D04)	06/20/23	1.000%(Q)	6,000	0.442%	118,182	(2,748)	120,930	Barclays Bank PLC
Republic of Lebanon (D04)	06/20/23	1.000%(Q)	4,500	70.406%	(2,863,941)	(2,061)	(2,861,880)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Panama (D04)	06/20/23	1.000%(Q)	4,500	0.280%	$ 113,357	$ (2,061)	$ 115,418	Barclays Bank PLC
Republic of Peru (D04)	06/20/23	1.000%(Q)	4,500	0.290%	111,734	(2,061)	113,795	Barclays Bank PLC
Republic of Philippines (D04)	06/20/23	1.000%(Q)	4,500	0.276%	113,763	(2,061)	115,824	Barclays Bank PLC
Republic of South Africa (D04)	06/20/23	1.000%(Q)	13,500	1.453%	(183,411)	(6,183)	(177,228)	Barclays Bank PLC
Republic of Turkey (D04)	06/20/23	1.000%(Q)	21,000	2.002%	(655,499)	(9,618)	(645,881)	Barclays Bank PLC
Russian Federation (D04)	06/20/23	1.000%(Q)	13,500	0.428%	272,734	(6,183)	278,917	Barclays Bank PLC
United Mexican States (D04)	06/20/23	1.000%(Q)	19,500	0.556%	310,082	(8,931)	319,013	Barclays Bank PLC
Federation of Malaysia (D05)	06/20/23	1.000%(Q)	5,250	0.271%	133,669	(3,091)	136,760	Barclays Bank PLC
Federative Republic of Brazil (D05)	06/20/23	1.000%(Q)	26,250	0.718%	275,769	(15,457)	291,226	Barclays Bank PLC
People’s Republic of China (D05)	06/20/23	1.000%(Q)	19,250	0.258%	498,847	(11,335)	510,182	Barclays Bank PLC
Republic of Argentina (D05)	06/20/23	1.000%(Q)	5,250	147.759%	(3,229,823)	(3,091)	(3,226,732)	Barclays Bank PLC
Republic of Chile (D05)	06/20/23	1.000%(Q)	5,250	0.346%	120,509	(3,091)	123,600	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D05)	06/20/23	1.000%(Q)	7,000	0.535%	$ 116,256	$ (4,122)	$ 120,378	Barclays Bank PLC
Republic of Indonesia (D05)	06/20/23	1.000%(Q)	7,000	0.442%	137,879	(4,122)	142,001	Barclays Bank PLC
Republic of Lebanon (D05)	06/20/23	1.000%(Q)	5,250	70.406%	(3,341,265)	(3,091)	(3,338,174)	Barclays Bank PLC
Republic of Panama (D05)	06/20/23	1.000%(Q)	5,250	0.280%	132,250	(3,091)	135,341	Barclays Bank PLC
Republic of Peru (D05)	06/20/23	1.000%(Q)	5,250	0.290%	130,356	(3,091)	133,447	Barclays Bank PLC
Republic of Philippines (D05)	06/20/23	1.000%(Q)	5,250	0.276%	132,724	(3,091)	135,815	Barclays Bank PLC
Republic of South Africa (D05)	06/20/23	1.000%(Q)	15,750	1.453%	(213,979)	(9,274)	(204,705)	Barclays Bank PLC
Republic of Turkey (D05)	06/20/23	1.000%(Q)	24,500	2.002%	(764,749)	(14,427)	(750,322)	Barclays Bank PLC
Russian Federation (D05)	06/20/23	1.000%(Q)	15,750	0.428%	318,190	(9,274)	327,464	Barclays Bank PLC
United Mexican States (D05)	06/20/23	1.000%(Q)	22,750	0.556%	361,763	(13,396)	375,159	Barclays Bank PLC
Federation of Malaysia (D06)	06/20/23	1.000%(Q)	1,500	0.271%	38,191	(916)	39,107	Citibank, N.A.
Federative Republic of Brazil (D06)	06/20/23	1.000%(Q)	7,500	0.718%	78,791	(4,580)	83,371	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D06)	06/20/23	1.000%(Q)	5,500	0.258%	$ 142,528	$(3,359)	$ 145,887	Citibank, N.A.
Republic of Argentina (D06)	06/20/23	1.000%(Q)	1,500	147.759%	(922,807)	(916)	(921,891)	Citibank, N.A.
Republic of Chile (D06)	06/20/23	1.000%(Q)	1,500	0.346%	34,431	(916)	35,347	Citibank, N.A.
Republic of Colombia (D06)	06/20/23	1.000%(Q)	2,000	0.535%	33,216	(1,221)	34,437	Citibank, N.A.
Republic of Indonesia (D06)	06/20/23	1.000%(Q)	2,000	0.442%	39,394	(1,221)	40,615	Citibank, N.A.
Republic of Lebanon (D06)	06/20/23	1.000%(Q)	1,500	70.406%	(954,647)	(916)	(953,731)	Citibank, N.A.
Republic of Panama (D06)	06/20/23	1.000%(Q)	1,500	0.280%	37,786	(916)	38,702	Citibank, N.A.
Republic of Peru (D06)	06/20/23	1.000%(Q)	1,500	0.290%	37,245	(916)	38,161	Citibank, N.A.
Republic of Philippines (D06)	06/20/23	1.000%(Q)	1,500	0.276%	37,921	(916)	38,837	Citibank, N.A.
Republic of South Africa (D06)	06/20/23	1.000%(Q)	4,500	1.453%	(61,137)	(2,748)	(58,389)	Citibank, N.A.
Republic of Turkey (D06)	06/20/23	1.000%(Q)	7,000	2.002%	(218,500)	(4,275)	(214,225)	Citibank, N.A.
Russian Federation (D06)	06/20/23	1.000%(Q)	4,500	0.428%	90,911	(2,748)	93,659	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D06)	06/20/23	1.000%(Q)	6,500	0.556%	$ 103,361	$ (3,969)	$ 107,330	Citibank, N.A.
Federation of Malaysia (D07)	06/20/23	1.000%(Q)	2,250	0.271%	57,287	(2,012)	59,299	Barclays Bank PLC
Federative Republic of Brazil (D07)	06/20/23	1.000%(Q)	11,250	0.718%	118,187	(10,059)	128,246	Barclays Bank PLC
People’s Republic of China (D07)	06/20/23	1.000%(Q)	8,250	0.258%	213,792	(7,377)	221,169	Barclays Bank PLC
Republic of Argentina (D07)	06/20/23	1.000%(Q)	2,250	147.759%	(1,384,210)	(2,012)	(1,382,198)	Barclays Bank PLC
Republic of Chile (D07)	06/20/23	1.000%(Q)	2,250	0.346%	51,647	(2,012)	53,659	Barclays Bank PLC
Republic of Colombia (D07)	06/20/23	1.000%(Q)	3,000	0.535%	49,824	(2,683)	52,507	Barclays Bank PLC
Republic of Indonesia (D07)	06/20/23	1.000%(Q)	3,000	0.442%	59,091	(2,683)	61,774	Barclays Bank PLC
Republic of Lebanon (D07)	06/20/23	1.000%(Q)	2,250	70.406%	(1,431,971)	(2,012)	(1,429,959)	Barclays Bank PLC
Republic of Panama (D07)	06/20/23	1.000%(Q)	2,250	0.280%	56,679	(2,012)	58,691	Barclays Bank PLC
Republic of Peru (D07)	06/20/23	1.000%(Q)	2,250	0.290%	55,867	(2,012)	57,879	Barclays Bank PLC
Republic of Philippines (D07)	06/20/23	1.000%(Q)	2,250	0.276%	56,882	(2,012)	58,894	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D07)	06/20/23	1.000%(Q)	6,750	1.453%	$ (91,705)	$ (6,036)	$ (85,669)	Barclays Bank PLC
Republic of Turkey (D07)	06/20/23	1.000%(Q)	10,500	2.002%	(327,749)	(9,389)	(318,360)	Barclays Bank PLC
Russian Federation (D07)	06/20/23	1.000%(Q)	6,750	0.428%	136,367	(6,036)	142,403	Barclays Bank PLC
United Mexican States (D07)	06/20/23	1.000%(Q)	9,750	0.556%	155,041	(8,718)	163,759	Barclays Bank PLC
Federation of Malaysia (D08)	06/20/23	1.000%(Q)	3,000	0.376%	65,775	(4,580)	70,355	Citibank, N.A.
Federative Republic of Brazil (D08)	06/20/23	1.000%(Q)	15,000	0.718%	157,583	(22,899)	180,482	Citibank, N.A.
People’s Republic of China (D08)	06/20/23	1.000%(Q)	11,000	0.258%	285,055	(16,793)	301,848	Citibank, N.A.
Republic of Argentina (D08)	06/20/23	1.000%(Q)	3,000	147.759%	(1,845,613)	(4,580)	(1,841,033)	Citibank, N.A.
Republic of Chile (D08)	06/20/23	1.000%(Q)	3,000	0.346%	68,862	(4,580)	73,442	Citibank, N.A.
Republic of Colombia (D08)	06/20/23	1.000%(Q)	4,000	0.535%	66,432	(6,107)	72,539	Citibank, N.A.
Republic of Indonesia (D08)	06/20/23	1.000%(Q)	4,000	0.442%	78,788	(6,107)	84,895	Citibank, N.A.
Republic of Lebanon (D08)	06/20/23	1.000%(Q)	3,000	70.406%	(1,909,294)	(4,580)	(1,904,714)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Panama (D08)	06/20/23	1.000%(Q)	3,000	0.280%	$ 75,572	$ (4,580)	$ 80,152	Citibank, N.A.
Republic of Peru (D08)	06/20/23	1.000%(Q)	3,000	0.290%	74,489	(4,580)	79,069	Citibank, N.A.
Republic of Philippines (D08)	06/20/23	1.000%(Q)	3,000	0.276%	75,842	(4,580)	80,422	Citibank, N.A.
Republic of South Africa (D08)	06/20/23	1.000%(Q)	9,000	1.453%	(122,274)	(13,740)	(108,534)	Citibank, N.A.
Republic of Turkey (D08)	06/20/23	1.000%(Q)	14,000	2.002%	(436,999)	(21,373)	(415,626)	Citibank, N.A.
Russian Federation (D08)	06/20/23	1.000%(Q)	9,000	0.428%	181,823	(13,740)	195,563	Citibank, N.A.
United Mexican States (D08)	06/20/23	1.000%(Q)	13,000	0.556%	206,721	(19,846)	226,567	Citibank, N.A.
Federation of Malaysia (D09)	06/20/23	1.000%(Q)	1,500	0.376%	32,887	(2,947)	35,834	Citibank, N.A.
Federative Republic of Brazil (D09)	06/20/23	1.000%(Q)	7,500	0.718%	78,791	(14,037)	92,828	Citibank, N.A.
People’s Republic of China (D09)	06/20/23	1.000%(Q)	5,500	0.258%	142,528	(10,806)	153,334	Citibank, N.A.
Republic of Argentina (D09)	06/20/23	1.000%(Q)	1,500	147.759%	(922,807)	(2,807)	(920,000)	Citibank, N.A.
Republic of Chile (D09)	06/20/23	1.000%(Q)	1,500	0.346%	34,431	(2,807)	37,238	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D09)	06/20/23	1.000%(Q)	2,000	0.535%	$ 33,216	$ (3,743)	$ 36,959	Citibank, N.A.
Republic of Indonesia (D09)	06/20/23	1.000%(Q)	2,000	0.442%	39,394	(3,743)	43,137	Citibank, N.A.
Republic of Lebanon (D09)	06/20/23	1.000%(Q)	1,500	70.406%	(954,647)	(2,947)	(951,700)	Citibank, N.A.
Republic of Panama (D09)	06/20/23	1.000%(Q)	1,500	0.280%	37,786	(2,807)	40,593	Citibank, N.A.
Republic of Peru (D09)	06/20/23	1.000%(Q)	1,500	0.290%	37,245	(2,807)	40,052	Citibank, N.A.
Republic of Philippines (D09)	06/20/23	1.000%(Q)	1,500	0.276%	37,921	(2,807)	40,728	Citibank, N.A.
Republic of South Africa (D09)	06/20/23	1.000%(Q)	4,500	1.453%	(61,137)	(8,422)	(52,715)	Citibank, N.A.
Republic of Turkey (D09)	06/20/23	1.000%(Q)	7,000	2.002%	(218,500)	(13,753)	(204,747)	Citibank, N.A.
Russian Federation (D09)	06/20/23	1.000%(Q)	4,500	0.428%	90,911	(8,841)	99,752	Citibank, N.A.
United Mexican States (D09)	06/20/23	1.000%(Q)	6,500	0.556%	103,361	(12,165)	115,526	Citibank, N.A.
Federation of Malaysia (D10)	12/20/23	1.000%(Q)	2,550	0.313%	69,691	(1,087)	70,778	Barclays Bank PLC
Federative Republic of Brazil (D10)	12/20/23	1.000%(Q)	12,750	0.795%	113,967	(5,434)	119,401	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D10)	12/20/23	1.000%(Q)	8,500	0.304%	$ 235,292	$(3,623)	$ 238,915	Barclays Bank PLC
Republic of Argentina (D10)	12/20/23	1.000%(Q)	2,550	144.874%	(1,570,691)	(1,087)	(1,569,604)	Barclays Bank PLC
Republic of Chile (D10)	12/20/23	1.000%(Q)	2,550	0.384%	62,724	(1,087)	63,811	Barclays Bank PLC
Republic of Colombia (D10)	12/20/23	1.000%(Q)	3,400	0.598%	55,788	(1,449)	57,237	Barclays Bank PLC
Republic of Indonesia (D10)	12/20/23	1.000%(Q)	3,400	0.509%	67,300	(1,449)	68,749	Barclays Bank PLC
Republic of Lebanon (D10)	12/20/23	1.000%(Q)	2,550	66.766%	(1,639,059)	(1,087)	(1,637,972)	Barclays Bank PLC
Republic of Panama (D10)	12/20/23	1.000%(Q)	2,550	0.322%	68,845	(1,087)	69,932	Barclays Bank PLC
Republic of Peru (D10)	12/20/23	1.000%(Q)	2,550	0.335%	67,657	(1,087)	68,744	Barclays Bank PLC
Republic of Philippines (D10)	12/20/23	1.000%(Q)	2,550	0.312%	69,794	(1,087)	70,881	Barclays Bank PLC
Republic of South Africa (D10)	12/20/23	1.000%(Q)	7,650	1.573%	(153,485)	(3,260)	(150,225)	Barclays Bank PLC
Republic of Turkey (D10)	12/20/23	1.000%(Q)	12,750	2.140%	(518,295)	(5,434)	(512,861)	Barclays Bank PLC
Russian Federation (D10)	12/20/23	1.000%(Q)	7,650	0.483%	159,171	(3,260)	162,431	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D10)	12/20/23	1.000%(Q)	11,050	0.619%	$ 172,337	$ (4,709)	$ 177,046	Barclays Bank PLC
Federation of Malaysia (D11)	12/20/23	1.000%(Q)	10,500	0.313%	286,965	(6,595)	293,560	Barclays Bank PLC
Federative Republic of Brazil (D11)	12/20/23	1.000%(Q)	52,500	0.795%	469,276	(32,974)	502,250	Barclays Bank PLC
People’s Republic of China (D11)	12/20/23	1.000%(Q)	35,000	0.304%	968,848	(21,982)	990,830	Barclays Bank PLC
Republic of Argentina (D11)	12/20/23	1.000%(Q)	10,500	144.874%	(6,467,550)	(6,595)	(6,460,955)	Barclays Bank PLC
Republic of Chile (D11)	12/20/23	1.000%(Q)	10,500	0.384%	258,277	(6,595)	264,872	Barclays Bank PLC
Republic of Colombia (D11)	12/20/23	1.000%(Q)	14,000	0.598%	229,715	(8,793)	238,508	Barclays Bank PLC
Republic of Indonesia (D11)	12/20/23	1.000%(Q)	14,000	0.509%	277,119	(8,793)	285,912	Barclays Bank PLC
Republic of Lebanon (D11)	12/20/23	1.000%(Q)	10,500	66.766%	(6,749,068)	(6,595)	(6,742,473)	Barclays Bank PLC
Republic of Panama (D11)	12/20/23	1.000%(Q)	10,500	0.322%	283,481	(6,595)	290,076	Barclays Bank PLC
Republic of Peru (D11)	12/20/23	1.000%(Q)	10,500	0.335%	278,589	(6,595)	285,184	Barclays Bank PLC
Republic of Philippines (D11)	12/20/23	1.000%(Q)	10,500	0.312%	287,387	(6,595)	293,982	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D11)	12/20/23	1.000%(Q)	31,500	1.573%	$ (631,996)	$(19,784)	$ (612,212)	Barclays Bank PLC
Republic of Turkey (D11)	12/20/23	1.000%(Q)	52,500	2.140%	(2,134,154)	(32,974)	(2,101,180)	Barclays Bank PLC
Russian Federation (D11)	12/20/23	1.000%(Q)	31,500	0.483%	655,410	(19,784)	675,194	Barclays Bank PLC
United Mexican States (D11)	12/20/23	1.000%(Q)	45,500	0.619%	709,623	(28,577)	738,200	Barclays Bank PLC
Federation of Malaysia (D12)	12/20/23	1.000%(Q)	4,500	0.313%	122,985	(6,965)	129,950	Barclays Bank PLC
Federative Republic of Brazil (D12)	12/20/23	1.000%(Q)	22,500	0.795%	201,118	(34,824)	235,942	Barclays Bank PLC
People’s Republic of China (D12)	12/20/23	1.000%(Q)	15,000	0.304%	415,221	(23,216)	438,437	Barclays Bank PLC
Republic of Argentina (D12)	12/20/23	1.000%(Q)	4,500	144.874%	(2,771,807)	(6,965)	(2,764,842)	Barclays Bank PLC
Republic of Chile (D12)	12/20/23	1.000%(Q)	4,500	0.384%	110,690	(6,965)	117,655	Barclays Bank PLC
Republic of Colombia (D12)	12/20/23	1.000%(Q)	6,000	0.598%	98,449	(9,286)	107,735	Barclays Bank PLC
Republic of Indonesia (D12)	12/20/23	1.000%(Q)	6,000	0.509%	118,765	(9,286)	128,051	Barclays Bank PLC
Republic of Lebanon (D12)	12/20/23	1.000%(Q)	4,500	66.766%	(2,892,458)	(6,965)	(2,885,493)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Panama (D12)	12/20/23	1.000%(Q)	4,500	0.322%	$ 121,492	$ (6,965)	$ 128,457	Barclays Bank PLC
Republic of Peru (D12)	12/20/23	1.000%(Q)	4,500	0.335%	119,395	(6,965)	126,360	Barclays Bank PLC
Republic of Philippines (D12)	12/20/23	1.000%(Q)	4,500	0.312%	123,166	(6,965)	130,131	Barclays Bank PLC
Republic of South Africa (D12)	12/20/23	1.000%(Q)	13,500	1.573%	(270,855)	(20,895)	(249,960)	Barclays Bank PLC
Republic of Turkey (D12)	12/20/23	1.000%(Q)	22,500	2.140%	(914,637)	(34,824)	(879,813)	Barclays Bank PLC
Russian Federation (D12)	12/20/23	1.000%(Q)	13,500	0.483%	280,890	(20,895)	301,785	Barclays Bank PLC
United Mexican States (D12)	12/20/23	1.000%(Q)	19,500	0.619%	304,124	(30,181)	334,305	Barclays Bank PLC
Federation of Malaysia (D13)	12/20/23	1.000%(Q)	3,000	0.425%	69,064	(5,556)	74,620	Citibank, N.A.
Federative Republic of Brazil (D13)	12/20/23	1.000%(Q)	15,000	0.795%	134,079	(27,780)	161,859	Citibank, N.A.
People’s Republic of China (D13)	12/20/23	1.000%(Q)	10,000	0.304%	276,814	(18,520)	295,334	Citibank, N.A.
Republic of Argentina (D13)	12/20/23	1.000%(Q)	3,000	144.874%	(1,847,871)	(5,556)	(1,842,315)	Citibank, N.A.
Republic of Chile (D13)	12/20/23	1.000%(Q)	3,000	0.384%	73,793	(5,556)	79,349	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D13)	12/20/23	1.000%(Q)	4,000	0.598%	$ 65,633	$ (7,408)	$ 73,041	Citibank, N.A.
Republic of Indonesia (D13)	12/20/23	1.000%(Q)	4,000	0.509%	79,177	(7,408)	86,585	Citibank, N.A.
Republic of Lebanon (D13)	12/20/23	1.000%(Q)	3,000	66.766%	(1,928,305)	(5,556)	(1,922,749)	Citibank, N.A.
Republic of Panama (D13)	12/20/23	1.000%(Q)	3,000	0.322%	80,995	(5,556)	86,551	Citibank, N.A.
Republic of Peru (D13)	12/20/23	1.000%(Q)	3,000	0.335%	79,597	(5,627)	85,224	Citibank, N.A.
Republic of Philippines (D13)	12/20/23	1.000%(Q)	3,000	0.312%	82,111	(5,556)	87,667	Citibank, N.A.
Republic of South Africa (D13)	12/20/23	1.000%(Q)	9,000	1.573%	(180,570)	(16,668)	(163,902)	Citibank, N.A.
Republic of Turkey (D13)	12/20/23	1.000%(Q)	15,000	2.140%	(609,758)	(27,780)	(581,978)	Citibank, N.A.
Russian Federation (D13)	12/20/23	1.000%(Q)	9,000	0.483%	187,260	(16,668)	203,928	Citibank, N.A.
United Mexican States (D13)	12/20/23	1.000%(Q)	13,000	0.619%	202,750	(24,076)	226,826	Citibank, N.A.
Federation of Malaysia (D14)	12/20/23	1.000%(Q)	3,000	0.313%	81,990	(6,055)	88,045	Citibank, N.A.
Federative Republic of Brazil (D14)	12/20/23	1.000%(Q)	15,000	0.795%	134,079	(30,273)	164,352	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D14)	12/20/23	1.000%(Q)	10,000	0.304%	$ 276,814	$(20,182)	$ 296,996	Citibank, N.A.
Republic of Argentina (D14)	12/20/23	1.000%(Q)	3,000	144.874%	(1,847,871)	(6,055)	(1,841,816)	Citibank, N.A.
Republic of Chile (D14)	12/20/23	1.000%(Q)	3,000	0.384%	73,793	(6,055)	79,848	Citibank, N.A.
Republic of Colombia (D14)	12/20/23	1.000%(Q)	4,000	0.598%	65,633	(8,073)	73,706	Citibank, N.A.
Republic of Indonesia (D14)	12/20/23	1.000%(Q)	4,000	0.509%	79,177	(8,073)	87,250	Citibank, N.A.
Republic of Lebanon (D14)	12/20/23	1.000%(Q)	3,000	66.766%	(1,928,305)	(6,055)	(1,922,250)	Citibank, N.A.
Republic of Panama (D14)	12/20/23	1.000%(Q)	3,000	0.322%	80,995	(6,055)	87,050	Citibank, N.A.
Republic of Peru (D14)	12/20/23	1.000%(Q)	3,000	0.335%	79,597	(6,055)	85,652	Citibank, N.A.
Republic of Philippines (D14)	12/20/23	1.000%(Q)	3,000	0.312%	82,111	(6,055)	88,166	Citibank, N.A.
Republic of South Africa (D14)	12/20/23	1.000%(Q)	9,000	1.573%	(180,570)	(18,164)	(162,406)	Citibank, N.A.
Republic of Turkey (D14)	12/20/23	1.000%(Q)	15,000	2.140%	(609,758)	(30,273)	(579,485)	Citibank, N.A.
Russian Federation (D14)	12/20/23	1.000%(Q)	9,000	0.483%	187,260	(18,164)	205,424	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D14)	12/20/23	1.000%(Q)	13,000	0.619%	$ 202,750	$(26,237)	$ 228,987	Citibank, N.A.
Federation of Malaysia (D15)	12/20/23	1.000%(Q)	1,500	0.313%	40,995	(3,268)	44,263	Citibank, N.A.
Federative Republic of Brazil (D15)	12/20/23	1.000%(Q)	7,500	0.795%	67,039	(180)	67,219	Citibank, N.A.
People’s Republic of China (D15)	12/20/23	1.000%(Q)	5,000	0.304%	138,407	(120)	138,527	Citibank, N.A.
Republic of Argentina (D15)	12/20/23	1.000%(Q)	1,500	144.874%	(923,936)	(36)	(923,900)	Citibank, N.A.
Republic of Chile (D15)	12/20/23	1.000%(Q)	1,500	0.384%	36,897	(36)	36,933	Citibank, N.A.
Republic of Colombia (D15)	12/20/23	1.000%(Q)	2,000	0.598%	32,816	(48)	32,864	Citibank, N.A.
Republic of Indonesia (D15)	12/20/23	1.000%(Q)	2,000	0.509%	39,588	(48)	39,636	Citibank, N.A.
Republic of Lebanon (D15)	12/20/23	1.000%(Q)	1,500	66.766%	(964,153)	(36)	(964,117)	Citibank, N.A.
Republic of Panama (D15)	12/20/23	1.000%(Q)	1,500	0.322%	40,497	(36)	40,533	Citibank, N.A.
Republic of Peru (D15)	12/20/23	1.000%(Q)	1,500	0.335%	39,798	(36)	39,834	Citibank, N.A.
Republic of Philippines (D15)	12/20/23	1.000%(Q)	1,500	0.312%	41,055	(36)	41,091	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of South Africa (D15)	12/20/23	1.000%(Q)	4,500	1.573%	$ (90,285)	$ (108)	$ (90,177)	Citibank, N.A.
Republic of Turkey (D15)	12/20/23	1.000%(Q)	7,500	2.140%	(304,879)	(180)	(304,699)	Citibank, N.A.
Russian Federation (D15)	12/20/23	1.000%(Q)	4,500	0.483%	93,630	(108)	93,738	Citibank, N.A.
United Mexican States (D15)	12/20/23	1.000%(Q)	6,500	0.619%	101,375	(156)	101,531	Citibank, N.A.
Federation of Malaysia (D16)	06/20/24	1.000%(Q)	4,000	0.491%	91,547	(1,307)	92,854	Citibank, N.A.
Federative Republic of Brazil (D16)	06/20/24	1.000%(Q)	13,000	0.932%	52,725	(4,249)	56,974	Citibank, N.A.
Kingdom of Saudi Arabia (D16)	06/20/24	1.000%(Q)	3,000	0.604%	54,182	(981)	55,163	Citibank, N.A.
People’s Republic of China (D16)	06/20/24	1.000%(Q)	9,000	0.368%	254,068	(2,941)	257,009	Citibank, N.A.
Republic of Argentina (D16)	06/20/24	1.000%(Q)	6,000	142.490%	(3,702,725)	(1,961)	(3,700,764)	Citibank, N.A.
Republic of Chile (D16)	06/20/24	1.000%(Q)	3,000	0.454%	73,581	(981)	74,562	Citibank, N.A.
Republic of Colombia (D16)	06/20/24	1.000%(Q)	4,000	0.722%	51,970	(1,307)	53,277	Citibank, N.A.
Republic of Indonesia (D16)	06/20/24	1.000%(Q)	7,000	0.600%	127,305	(2,288)	129,593	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Peru (D16)	06/20/24	1.000%(Q)	3,000	0.415%	$ 78,685	$ (981)	$ 79,666	Citibank, N.A.
Republic of Philippines (D16)	06/20/24	1.000%(Q)	3,000	0.368%	84,626	(981)	85,607	Citibank, N.A.
Republic of South Africa (D16)	06/20/24	1.000%(Q)	8,000	1.728%	(232,209)	(2,615)	(229,594)	Citibank, N.A.
Republic of Turkey (D16)	06/20/24	1.000%(Q)	13,000	2.294%	(673,045)	(4,249)	(668,796)	Citibank, N.A.
Russian Federation (D16)	06/20/24	1.000%(Q)	8,000	0.574%	154,728	(2,615)	157,343	Citibank, N.A.
State of Qatar (D16)	06/20/24	1.000%(Q)	3,000	0.406%	79,831	(981)	80,812	Citibank, N.A.
United Mexican States (D16)	06/20/24	1.000%(Q)	13,000	0.744%	157,004	(4,249)	161,253	Citibank, N.A.
Federation of Malaysia (D17)	06/20/24	1.000%(Q)	4,000	0.373%	112,019	(97)	112,116	Citibank, N.A.
Federative Republic of Brazil (D17)	06/20/24	1.000%(Q)	13,000	0.932%	52,725	(317)	53,042	Citibank, N.A.
Kingdom of Saudi Arabia (D17)	06/20/24	1.000%(Q)	3,000	0.604%	54,182	(73)	54,255	Citibank, N.A.
People’s Republic of China (D17)	06/20/24	1.000%(Q)	9,000	0.368%	254,068	(219)	254,287	Citibank, N.A.
Republic of Argentina (D17)	06/20/24	1.000%(Q)	6,000	142.490%	(3,702,725)	(146)	(3,702,579)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Chile (D17)	06/20/24	1.000%(Q)	3,000	0.454%	$ 73,581	$ (73)	$ 73,654	Citibank, N.A.
Republic of Colombia (D17)	06/20/24	1.000%(Q)	4,000	0.722%	51,970	(97)	52,067	Citibank, N.A.
Republic of Indonesia (D17)	06/20/24	1.000%(Q)	7,000	0.600%	127,305	(170)	127,475	Citibank, N.A.
Republic of Peru (D17)	06/20/24	1.000%(Q)	3,000	0.415%	78,685	(73)	78,758	Citibank, N.A.
Republic of Philippines (D17)	06/20/24	1.000%(Q)	3,000	0.368%	84,626	(73)	84,699	Citibank, N.A.
Republic of South Africa (D17)	06/20/24	1.000%(Q)	8,000	1.728%	(232,209)	(195)	(232,014)	Citibank, N.A.
Republic of Turkey (D17)	06/20/24	1.000%(Q)	13,000	2.294%	(673,045)	(317)	(672,728)	Citibank, N.A.
Russian Federation (D17)	06/20/24	1.000%(Q)	8,000	0.574%	154,728	(195)	154,923	Citibank, N.A.
State of Qatar (D17)	06/20/24	1.000%(Q)	3,000	0.406%	79,831	(73)	79,904	Citibank, N.A.
United Mexican States (D17)	06/20/24	1.000%(Q)	13,000	0.744%	157,004	(317)	157,321	Citibank, N.A.
Federation of Malaysia (D18)	06/20/24	1.000%(Q)	4,000	0.491%	91,547	—	91,547	Citibank, N.A.
Federative Republic of Brazil (D18)	06/20/24	1.000%(Q)	13,000	0.932%	52,725	—	52,725	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Saudi Arabia (D18)	06/20/24	1.000%(Q)	3,000	0.604%	$ 54,182	$—	$ 54,182	Citibank, N.A.
People’s Republic of China (D18)	06/20/24	1.000%(Q)	9,000	0.368%	254,068	—	254,068	Citibank, N.A.
Republic of Argentina (D18)	06/20/24	1.000%(Q)	6,000	142.490%	(3,702,725)	—	(3,702,725)	Citibank, N.A.
Republic of Chile (D18)	06/20/24	1.000%(Q)	3,000	0.454%	73,581	—	73,581	Citibank, N.A.
Republic of Colombia (D18)	06/20/24	1.000%(Q)	4,000	0.722%	51,970	—	51,970	Citibank, N.A.
Republic of Indonesia (D18)	06/20/24	1.000%(Q)	7,000	0.600%	127,305	—	127,305	Citibank, N.A.
Republic of Peru (D18)	06/20/24	1.000%(Q)	3,000	0.415%	78,685	—	78,685	Citibank, N.A.
Republic of Philippines (D18)	06/20/24	1.000%(Q)	3,000	0.368%	84,626	—	84,626	Citibank, N.A.
Republic of South Africa (D18)	06/20/24	1.000%(Q)	8,000	1.728%	(232,209)	—	(232,209)	Citibank, N.A.
Republic of Turkey (D18)	06/20/24	1.000%(Q)	13,000	2.294%	(673,045)	—	(673,045)	Citibank, N.A.
Russian Federation (D18)	06/20/24	1.000%(Q)	8,000	0.574%	154,728	—	154,728	Citibank, N.A.
State of Qatar (D18)	06/20/24	1.000%(Q)	3,000	0.406%	79,831	—	79,831	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D18)	06/20/24	1.000%(Q)	13,000	0.744%	$ 157,004	$ —	$ 157,004	Citibank, N.A.
Federation of Malaysia (D19)	06/20/24	1.000%(Q)	4,000	0.373%	112,019	(3,373)	115,392	Citibank, N.A.
Federative Republic of Brazil (D19)	06/20/24	1.000%(Q)	13,000	0.932%	52,725	(10,963)	63,688	Citibank, N.A.
Kingdom of Saudi Arabia (D19)	06/20/24	1.000%(Q)	3,000	0.604%	54,182	(2,530)	56,712	Citibank, N.A.
People’s Republic of China (D19)	06/20/24	1.000%(Q)	9,000	0.368%	254,068	(7,590)	261,658	Citibank, N.A.
Republic of Argentina (D19)	06/20/24	1.000%(Q)	6,000	142.490%	(3,702,725)	(5,060)	(3,697,665)	Citibank, N.A.
Republic of Chile (D19)	06/20/24	1.000%(Q)	3,000	0.454%	73,581	(2,530)	76,111	Citibank, N.A.
Republic of Colombia (D19)	06/20/24	1.000%(Q)	4,000	0.722%	51,970	(3,373)	55,343	Citibank, N.A.
Republic of Indonesia (D19)	06/20/24	1.000%(Q)	7,000	0.600%	127,305	(5,903)	133,208	Citibank, N.A.
Republic of Peru (D19)	06/20/24	1.000%(Q)	3,000	0.415%	78,685	(2,530)	81,215	Citibank, N.A.
Republic of Philippines (D19)	06/20/24	1.000%(Q)	3,000	0.368%	84,626	(2,530)	87,156	Citibank, N.A.
Republic of South Africa (D19)	06/20/24	1.000%(Q)	8,000	1.728%	(232,209)	(6,746)	(225,463)	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D19)	06/20/24	1.000%(Q)	13,000	2.294%	$ (673,045)	$(10,963)	$ (662,082)	Citibank, N.A.
Russian Federation (D19)	06/20/24	1.000%(Q)	8,000	0.574%	154,728	(6,746)	161,474	Citibank, N.A.
State of Qatar (D19)	06/20/24	1.000%(Q)	3,000	0.406%	79,831	(2,530)	82,361	Citibank, N.A.
United Mexican States (D19)	06/20/24	1.000%(Q)	13,000	0.744%	157,004	(10,963)	167,967	Citibank, N.A.
Emirate of Abu Dhabi (D20)	12/20/24	1.000%(Q)	8,000	0.404%	236,020	(2,705)	238,725	Morgan Stanley & Co. International PLC
Federation of Malaysia (D20)	12/20/24	1.000%(Q)	16,000	0.420%	458,720	(5,411)	464,131	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D20)	12/20/24	1.000%(Q)	48,000	1.041%	(34,879)	(16,232)	(18,647)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D20)	12/20/24	1.000%(Q)	8,000	0.670%	134,142	(2,705)	136,847	Morgan Stanley & Co. International PLC
People’s Republic of China (D20)	12/20/24	1.000%(Q)	36,000	0.418%	1,035,731	(12,174)	1,047,905	Morgan Stanley & Co. International PLC
Republic of Argentina (D20)	12/20/24	1.000%(Q)	20,000	140.467%	(12,362,856)	(6,763)	(12,356,093)	Morgan Stanley & Co. International PLC
Republic of Chile (D20)	12/20/24	1.000%(Q)	8,000	0.509%	195,658	(2,705)	198,363	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D20)	12/20/24	1.000%(Q)	20,000	0.820%	$ 192,786	$ (6,763)	$ 199,549	Morgan Stanley & Co. International PLC
Republic of Indonesia (D20)	12/20/24	1.000%(Q)	32,000	0.672%	531,443	(10,822)	542,265	Morgan Stanley & Co. International PLC
Republic of Lebanon (D20)	12/20/24	1.000%(Q)	8,000	61.067%	(5,215,280)	(2,705)	(5,212,575)	Morgan Stanley & Co. International PLC
Republic of Panama (D20)	12/20/24	1.000%(Q)	8,000	0.461%	214,148	(2,705)	216,853	Morgan Stanley & Co. International PLC
Republic of Peru (D20)	12/20/24	1.000%(Q)	8,000	0.478%	207,428	(2,705)	210,133	Morgan Stanley & Co. International PLC
Republic of Philippines (D20)	12/20/24	1.000%(Q)	8,000	0.412%	232,286	(2,705)	234,991	Morgan Stanley & Co. International PLC
Republic of South Africa (D20)	12/20/24	1.000%(Q)	36,000	1.851%	(1,358,957)	(12,174)	(1,346,783)	Morgan Stanley & Co. International PLC
Republic of Turkey (D20)	12/20/24	1.000%(Q)	48,000	2.415%	(3,002,479)	(16,232)	(2,986,247)	Morgan Stanley & Co. International PLC
Russian Federation (D20)	12/20/24	1.000%(Q)	32,000	0.646%	572,733	(10,822)	583,555	Morgan Stanley & Co. International PLC
State of Qatar (D20)	12/20/24	1.000%(Q)	8,000	0.453%	216,942	(2,705)	219,647	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D20)	12/20/24	1.000%(Q)	48,000	0.842%	$ 413,933	$(16,232)	$ 430,165	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D21)	12/20/24	1.000%(Q)	5,500	0.404%	162,264	(2,437)	164,701	Barclays Bank PLC
Federation of Malaysia (D21)	12/20/24	1.000%(Q)	11,000	0.420%	315,370	(4,875)	320,245	Barclays Bank PLC
Federative Republic of Brazil (D21)	12/20/24	1.000%(Q)	33,000	1.041%	(23,980)	(14,624)	(9,356)	Barclays Bank PLC
Kingdom of Saudi Arabia (D21)	12/20/24	1.000%(Q)	5,500	0.670%	92,223	(2,437)	94,660	Barclays Bank PLC
People’s Republic of China (D21)	12/20/24	1.000%(Q)	24,750	0.418%	712,065	(10,968)	723,033	Barclays Bank PLC
Republic of Argentina (D21)	12/20/24	1.000%(Q)	13,750	140.467%	(8,499,464)	(6,093)	(8,493,371)	Barclays Bank PLC
Republic of Chile (D21)	12/20/24	1.000%(Q)	5,500	0.509%	134,515	(2,437)	136,952	Barclays Bank PLC
Republic of Colombia (D21)	12/20/24	1.000%(Q)	13,750	0.820%	132,541	(6,093)	138,634	Barclays Bank PLC
Republic of Indonesia (D21)	12/20/24	1.000%(Q)	22,000	0.672%	365,367	(9,749)	375,116	Barclays Bank PLC
Republic of Lebanon (D21)	12/20/24	1.000%(Q)	5,500	61.067%	(3,585,505)	(2,437)	(3,583,068)	Barclays Bank PLC
Republic of Panama (D21)	12/20/24	1.000%(Q)	5,500	0.461%	147,227	(2,437)	149,664	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Peru (D21)	12/20/24	1.000%(Q)	5,500	0.478%	$ 142,607	$ (2,437)	$ 145,044	Barclays Bank PLC
Republic of Philippines (D21)	12/20/24	1.000%(Q)	5,500	0.412%	159,696	(2,437)	162,133	Barclays Bank PLC
Republic of South Africa (D21)	12/20/24	1.000%(Q)	24,750	1.851%	(934,283)	(10,968)	(923,315)	Barclays Bank PLC
Republic of Turkey (D21)	12/20/24	1.000%(Q)	33,000	2.415%	(2,064,204)	(14,624)	(2,049,580)	Barclays Bank PLC
Russian Federation (D21)	12/20/24	1.000%(Q)	22,000	0.646%	393,754	(9,749)	403,503	Barclays Bank PLC
State of Qatar (D21)	12/20/24	1.000%(Q)	5,500	0.453%	149,148	(2,437)	151,585	Barclays Bank PLC
United Mexican States (D21)	12/20/24	1.000%(Q)	33,000	0.842%	284,579	(14,624)	299,203	Barclays Bank PLC
Emirate of Abu Dhabi (D22)	12/20/24	1.000%(Q)	11,000	0.404%	324,527	(5,164)	329,691	Barclays Bank PLC
Federation of Malaysia (D22)	12/20/24	1.000%(Q)	22,000	0.420%	630,740	(10,328)	641,068	Barclays Bank PLC
Federative Republic of Brazil (D22)	12/20/24	1.000%(Q)	66,000	1.041%	(47,959)	(30,985)	(16,974)	Barclays Bank PLC
Kingdom of Saudi Arabia (D22)	12/20/24	1.000%(Q)	11,000	0.670%	184,446	(5,164)	189,610	Barclays Bank PLC
People’s Republic of China (D22)	12/20/24	1.000%(Q)	49,500	0.418%	1,424,130	(23,239)	1,447,369	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Argentina (D22)	12/20/24	1.000%(Q)	27,500	140.467%	$(16,998,927)	$(12,911)	$(16,986,016)	Barclays Bank PLC
Republic of Chile (D22)	12/20/24	1.000%(Q)	11,000	0.509%	269,030	(5,164)	274,194	Barclays Bank PLC
Republic of Colombia (D22)	12/20/24	1.000%(Q)	27,500	0.820%	265,081	(12,911)	277,992	Barclays Bank PLC
Republic of Indonesia (D22)	12/20/24	1.000%(Q)	44,000	0.672%	730,734	(20,657)	751,391	Barclays Bank PLC
Republic of Lebanon (D22)	12/20/24	1.000%(Q)	11,000	61.067%	(7,171,010)	(5,164)	(7,165,846)	Barclays Bank PLC
Republic of Panama (D22)	12/20/24	1.000%(Q)	11,000	0.461%	294,453	(5,164)	299,617	Barclays Bank PLC
Republic of Peru (D22)	12/20/24	1.000%(Q)	11,000	0.478%	285,213	(5,164)	290,377	Barclays Bank PLC
Republic of Philippines (D22)	12/20/24	1.000%(Q)	11,000	0.412%	319,393	(5,164)	324,557	Barclays Bank PLC
Republic of South Africa (D22)	12/20/24	1.000%(Q)	49,500	1.851%	(1,868,567)	(23,239)	(1,845,328)	Barclays Bank PLC
Republic of Turkey (D22)	12/20/24	1.000%(Q)	66,000	2.415%	(4,128,408)	(30,985)	(4,097,423)	Barclays Bank PLC
Russian Federation (D22)	12/20/24	1.000%(Q)	44,000	0.646%	787,508	(20,657)	808,165	Barclays Bank PLC
State of Qatar (D22)	12/20/24	1.000%(Q)	11,000	0.453%	298,296	(5,164)	303,460	Barclays Bank PLC
United Mexican States (D22)	12/20/24	1.000%(Q)	66,000	0.842%	569,158	(30,985)	600,143	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Emirate of Abu Dhabi (D23)	12/20/24	1.000%(Q)	5,000	0.404%	$ 147,512	$ (2,479)	$ 149,991	Barclays Bank PLC
Federation of Malaysia (D23)	12/20/24	1.000%(Q)	10,000	0.420%	286,700	(4,958)	291,658	Barclays Bank PLC
Federative Republic of Brazil (D23)	12/20/24	1.000%(Q)	30,000	1.041%	(21,800)	(14,874)	(6,926)	Barclays Bank PLC
Kingdom of Saudi Arabia (D23)	12/20/24	1.000%(Q)	5,000	0.670%	83,839	(2,479)	86,318	Barclays Bank PLC
People’s Republic of China (D23)	12/20/24	1.000%(Q)	22,500	0.418%	647,332	(11,156)	658,488	Barclays Bank PLC
Republic of Argentina (D23)	12/20/24	1.000%(Q)	12,500	140.467%	(7,726,785)	(6,198)	(7,720,587)	Barclays Bank PLC
Republic of Chile (D23)	12/20/24	1.000%(Q)	5,000	0.509%	122,286	(2,479)	124,765	Barclays Bank PLC
Republic of Colombia (D23)	12/20/24	1.000%(Q)	12,500	0.820%	120,491	(6,198)	126,689	Barclays Bank PLC
Republic of Indonesia (D23)	12/20/24	1.000%(Q)	20,000	0.672%	332,152	(9,916)	342,068	Barclays Bank PLC
Republic of Lebanon (D23)	12/20/24	1.000%(Q)	5,000	61.067%	(3,259,550)	(2,479)	(3,257,071)	Barclays Bank PLC
Republic of Panama (D23)	12/20/24	1.000%(Q)	5,000	0.461%	133,842	(2,479)	136,321	Barclays Bank PLC
Republic of Peru (D23)	12/20/24	1.000%(Q)	5,000	0.478%	129,642	(2,479)	132,121	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D23)	12/20/24	1.000%(Q)	5,000	0.412%	$ 145,178	$ (2,479)	$ 147,657	Barclays Bank PLC
Republic of South Africa (D23)	12/20/24	1.000%(Q)	22,500	1.851%	(849,348)	(11,156)	(838,192)	Barclays Bank PLC
Republic of Turkey (D23)	12/20/24	1.000%(Q)	30,000	2.415%	(1,876,549)	(14,874)	(1,861,675)	Barclays Bank PLC
Russian Federation (D23)	12/20/24	1.000%(Q)	20,000	0.646%	357,958	(9,916)	367,874	Barclays Bank PLC
State of Qatar (D23)	12/20/24	1.000%(Q)	5,000	0.453%	135,589	(2,479)	138,068	Barclays Bank PLC
United Mexican States (D23)	12/20/24	1.000%(Q)	30,000	0.842%	258,708	(14,874)	273,582	Barclays Bank PLC
Emirate of Abu Dhabi (D24)	12/20/24	1.000%(Q)	2,000	0.404%	59,005	(1,415)	60,420	Morgan Stanley & Co. International PLC
Federation of Malaysia (D24)	12/20/24	1.000%(Q)	4,000	0.420%	114,680	(2,830)	117,510	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D24)	12/20/24	1.000%(Q)	12,000	1.041%	(8,720)	(8,491)	(229)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D24)	12/20/24	1.000%(Q)	2,000	0.670%	33,536	(1,415)	34,951	Morgan Stanley & Co. International PLC
People’s Republic of China (D24)	12/20/24	1.000%(Q)	9,000	0.418%	258,933	(6,368)	265,301	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Argentina (D24)	12/20/24	1.000%(Q)	5,000	140.467%	$(3,090,714)	$(3,538)	$(3,087,176)	Morgan Stanley & Co. International PLC
Republic of Chile (D24)	12/20/24	1.000%(Q)	2,000	0.509%	48,914	(1,415)	50,329	Morgan Stanley & Co. International PLC
Republic of Colombia (D24)	12/20/24	1.000%(Q)	5,000	0.820%	48,197	(3,538)	51,735	Morgan Stanley & Co. International PLC
Republic of Indonesia (D24)	12/20/24	1.000%(Q)	8,000	0.672%	132,861	(5,660)	138,521	Morgan Stanley & Co. International PLC
Republic of Lebanon (D24)	12/20/24	1.000%(Q)	2,000	61.067%	(1,303,820)	(1,415)	(1,302,405)	Morgan Stanley & Co. International PLC
Republic of Panama (D24)	12/20/24	1.000%(Q)	2,000	0.461%	53,537	(1,415)	54,952	Morgan Stanley & Co. International PLC
Republic of Peru (D24)	12/20/24	1.000%(Q)	2,000	0.478%	51,857	(1,415)	53,272	Morgan Stanley & Co. International PLC
Republic of Philippines (D24)	12/20/24	1.000%(Q)	2,000	0.412%	58,071	(1,415)	59,486	Morgan Stanley & Co. International PLC
Republic of South Africa (D24)	12/20/24	1.000%(Q)	9,000	1.851%	(339,739)	(6,368)	(333,371)	Morgan Stanley & Co. International PLC
Republic of Turkey (D24)	12/20/24	1.000%(Q)	12,000	2.415%	(750,620)	(8,491)	(742,129)	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Russian Federation (D24)	12/20/24	1.000%(Q)	8,000	0.646%	$ 143,183	$(5,660)	$ 148,843	Morgan Stanley & Co. International PLC
State of Qatar (D24)	12/20/24	1.000%(Q)	2,000	0.453%	54,236	(1,415)	55,651	Morgan Stanley & Co. International PLC
United Mexican States (D24)	12/20/24	1.000%(Q)	12,000	0.842%	103,483	(8,491)	111,974	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D25)	12/20/24	1.000%(Q)	1,400	0.404%	41,303	(993)	42,296	Barclays Bank PLC
Federation of Malaysia (D25)	12/20/24	1.000%(Q)	2,800	0.420%	80,276	(1,985)	82,261	Barclays Bank PLC
Federative Republic of Brazil (D25)	12/20/24	1.000%(Q)	8,400	1.041%	(6,104)	(5,956)	(148)	Barclays Bank PLC
Kingdom of Saudi Arabia (D25)	12/20/24	1.000%(Q)	1,400	0.670%	23,475	(993)	24,468	Barclays Bank PLC
People’s Republic of China (D25)	12/20/24	1.000%(Q)	6,300	0.418%	181,253	(4,467)	185,720	Barclays Bank PLC
Republic of Argentina (D25)	12/20/24	1.000%(Q)	3,500	140.467%	(2,163,500)	(2,482)	(2,161,018)	Barclays Bank PLC
Republic of Chile (D25)	12/20/24	1.000%(Q)	1,400	0.509%	34,240	(993)	35,233	Barclays Bank PLC
Republic of Colombia (D25)	12/20/24	1.000%(Q)	3,500	0.820%	33,738	(2,482)	36,220	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Indonesia (D25)	12/20/24	1.000%(Q)	5,600	0.672%	$ 93,002	$(3,971)	$ 96,973	Barclays Bank PLC
Republic of Lebanon (D25)	12/20/24	1.000%(Q)	1,400	61.067%	(912,674)	(993)	(911,681)	Barclays Bank PLC
Republic of Panama (D25)	12/20/24	1.000%(Q)	1,400	0.461%	37,476	(993)	38,469	Barclays Bank PLC
Republic of Peru (D25)	12/20/24	1.000%(Q)	1,400	0.478%	36,300	(993)	37,293	Barclays Bank PLC
Republic of Philippines (D25)	12/20/24	1.000%(Q)	1,400	0.412%	40,650	(993)	41,643	Barclays Bank PLC
Republic of South Africa (D25)	12/20/24	1.000%(Q)	6,300	1.851%	(237,818)	(4,467)	(233,351)	Barclays Bank PLC
Republic of Turkey (D25)	12/20/24	1.000%(Q)	8,400	2.415%	(525,434)	(5,956)	(519,478)	Barclays Bank PLC
Russian Federation (D25)	12/20/24	1.000%(Q)	5,600	0.646%	100,228	(3,971)	104,199	Barclays Bank PLC
State of Qatar (D25)	12/20/24	1.000%(Q)	1,400	0.453%	37,965	(993)	38,958	Barclays Bank PLC
United Mexican States (D25)	12/20/24	1.000%(Q)	8,400	0.842%	72,438	(5,956)	78,394	Barclays Bank PLC
Emirate of Abu Dhabi (D26)	12/20/24	1.000%(Q)	3,400	0.404%	100,308	(2,411)	102,719	Morgan Stanley & Co. International PLC
Federation of Malaysia (D26)	12/20/24	1.000%(Q)	6,800	0.420%	194,956	(4,822)	199,778	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federative Republic of Brazil (D26)	12/20/24	1.000%(Q)	20,400	1.041%	$ (14,824)	$(14,465)	$ (359)	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D26)	12/20/24	1.000%(Q)	3,400	0.670%	57,010	(2,411)	59,421	Morgan Stanley & Co. International PLC
People’s Republic of China (D26)	12/20/24	1.000%(Q)	15,300	0.418%	440,186	(10,849)	451,035	Morgan Stanley & Co. International PLC
Republic of Argentina (D26)	12/20/24	1.000%(Q)	8,500	140.467%	(5,254,214)	(6,027)	(5,248,187)	Morgan Stanley & Co. International PLC
Republic of Chile (D26)	12/20/24	1.000%(Q)	3,400	0.509%	83,155	(2,411)	85,566	Morgan Stanley & Co. International PLC
Republic of Colombia (D26)	12/20/24	1.000%(Q)	8,500	0.820%	81,934	(6,027)	87,961	Morgan Stanley & Co. International PLC
Republic of Indonesia (D26)	12/20/24	1.000%(Q)	13,600	0.672%	225,863	(9,643)	235,506	Morgan Stanley & Co. International PLC
Republic of Lebanon (D26)	12/20/24	1.000%(Q)	3,400	61.067%	(2,216,494)	(2,411)	(2,214,083)	Morgan Stanley & Co. International PLC
Republic of Panama (D26)	12/20/24	1.000%(Q)	3,400	0.461%	91,013	(2,411)	93,424	Morgan Stanley & Co. International PLC
Republic of Peru (D26)	12/20/24	1.000%(Q)	3,400	0.478%	88,157	(2,411)	90,568	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Philippines (D26)	12/20/24	1.000%(Q)	3,400	0.412%	$ 98,721	$ (2,411)	$ 101,132	Morgan Stanley & Co. International PLC
Republic of South Africa (D26)	12/20/24	1.000%(Q)	15,300	1.851%	(577,557)	(10,849)	(566,708)	Morgan Stanley & Co. International PLC
Republic of Turkey (D26)	12/20/24	1.000%(Q)	20,400	2.415%	(1,276,053)	(14,465)	(1,261,588)	Morgan Stanley & Co. International PLC
Russian Federation (D26)	12/20/24	1.000%(Q)	13,600	0.646%	243,412	(9,643)	253,055	Morgan Stanley & Co. International PLC
State of Qatar (D26)	12/20/24	1.000%(Q)	3,400	0.453%	92,201	(2,411)	94,612	Morgan Stanley & Co. International PLC
United Mexican States (D26)	12/20/24	1.000%(Q)	20,400	0.842%	175,922	(14,465)	190,387	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D27)	12/20/24	1.000%(Q)	3,000	0.404%	88,507	(2,207)	90,714	Barclays Bank PLC
Federation of Malaysia (D27)	12/20/24	1.000%(Q)	6,000	0.420%	172,020	(4,414)	176,434	Barclays Bank PLC
Federative Republic of Brazil (D27)	12/20/24	1.000%(Q)	18,000	1.041%	(13,080)	(13,243)	163	Barclays Bank PLC
Kingdom of Saudi Arabia (D27)	12/20/24	1.000%(Q)	3,000	0.670%	50,303	(2,207)	52,510	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D27)	12/20/24	1.000%(Q)	13,500	0.418%	$ 388,399	$ (9,932)	$ 398,331	Barclays Bank PLC
Republic of Argentina (D27)	12/20/24	1.000%(Q)	7,500	140.467%	(4,636,071)	(5,518)	(4,630,553)	Barclays Bank PLC
Republic of Chile (D27)	12/20/24	1.000%(Q)	3,000	0.509%	73,372	(2,207)	75,579	Barclays Bank PLC
Republic of Colombia (D27)	12/20/24	1.000%(Q)	7,500	0.820%	72,295	(5,518)	77,813	Barclays Bank PLC
Republic of Indonesia (D27)	12/20/24	1.000%(Q)	12,000	0.672%	199,291	(8,829)	208,120	Barclays Bank PLC
Republic of Lebanon (D27)	12/20/24	1.000%(Q)	3,000	61.067%	(1,955,730)	(2,207)	(1,953,523)	Barclays Bank PLC
Republic of Panama (D27)	12/20/24	1.000%(Q)	3,000	0.461%	80,305	(2,207)	82,512	Barclays Bank PLC
Republic of Peru (D27)	12/20/24	1.000%(Q)	3,000	0.478%	77,785	(2,207)	79,992	Barclays Bank PLC
Republic of Philippines (D27)	12/20/24	1.000%(Q)	3,000	0.412%	87,107	(2,207)	89,314	Barclays Bank PLC
Republic of South Africa (D27)	12/20/24	1.000%(Q)	13,500	1.851%	(509,609)	(9,932)	(499,677)	Barclays Bank PLC
Republic of Turkey (D27)	12/20/24	1.000%(Q)	18,000	2.415%	(1,125,929)	(13,243)	(1,112,686)	Barclays Bank PLC
Russian Federation (D27)	12/20/24	1.000%(Q)	12,000	0.646%	214,775	(8,829)	223,604	Barclays Bank PLC
State of Qatar (D27)	12/20/24	1.000%(Q)	3,000	0.453%	81,353	(2,207)	83,560	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D27)	12/20/24	1.000%(Q)	18,000	0.842%	$ 155,225	$(13,243)	$ 168,468	Barclays Bank PLC
Emirate of Abu Dhabi (D28)	12/20/24	1.000%(Q)	2,000	0.404%	59,005	(1,683)	60,688	Bank of America, N.A.
Federation of Malaysia (D28)	12/20/24	1.000%(Q)	4,000	0.420%	114,680	(3,367)	118,047	Bank of America, N.A.
Federative Republic of Brazil (D28)	12/20/24	1.000%(Q)	12,000	1.041%	(8,720)	(10,101)	1,381	Bank of America, N.A.
Kingdom of Saudi Arabia (D28)	12/20/24	1.000%(Q)	2,000	0.670%	33,536	(1,683)	35,219	Bank of America, N.A.
People’s Republic of China (D28)	12/20/24	1.000%(Q)	9,000	0.418%	258,933	(7,575)	266,508	Bank of America, N.A.
Republic of Argentina (D28)	12/20/24	1.000%(Q)	5,000	140.467%	(3,090,714)	(4,209)	(3,086,505)	Bank of America, N.A.
Republic of Chile (D28)	12/20/24	1.000%(Q)	2,000	0.509%	48,914	(1,683)	50,597	Bank of America, N.A.
Republic of Colombia (D28)	12/20/24	1.000%(Q)	5,000	0.820%	48,197	(4,209)	52,406	Bank of America, N.A.
Republic of Indonesia (D28)	12/20/24	1.000%(Q)	8,000	0.672%	132,861	(6,734)	139,595	Bank of America, N.A.
Republic of Lebanon (D28)	12/20/24	1.000%(Q)	2,000	61.067%	(1,303,820)	(1,683)	(1,302,137)	Bank of America, N.A.
Republic of Panama (D28)	12/20/24	1.000%(Q)	2,000	0.461%	53,537	(1,683)	55,220	Bank of America, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Peru (D28)	12/20/24	1.000%(Q)	2,000	0.478%	$ 51,857	$ (1,683)	$ 53,540	Bank of America, N.A.
Republic of Philippines (D28)	12/20/24	1.000%(Q)	2,000	0.412%	58,071	(1,683)	59,754	Bank of America, N.A.
Republic of South Africa (D28)	12/20/24	1.000%(Q)	9,000	1.851%	(339,739)	(7,575)	(332,164)	Bank of America, N.A.
Republic of Turkey (D28)	12/20/24	1.000%(Q)	12,000	2.415%	(750,620)	(10,101)	(740,519)	Bank of America, N.A.
Russian Federation (D28)	12/20/24	1.000%(Q)	8,000	0.646%	143,183	(6,734)	149,917	Bank of America, N.A.
State of Qatar (D28)	12/20/24	1.000%(Q)	2,000	0.453%	54,236	(1,683)	55,919	Bank of America, N.A.
United Mexican States (D28)	12/20/24	1.000%(Q)	12,000	0.842%	103,483	(10,101)	113,584	Bank of America, N.A.
Emirate of Abu Dhabi (D29)	12/20/24	1.000%(Q)	4,000	0.404%	118,010	(3,367)	121,377	Morgan Stanley & Co. International PLC
Federation of Malaysia (D29)	12/20/24	1.000%(Q)	8,000	0.420%	229,360	(6,734)	236,094	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D29)	12/20/24	1.000%(Q)	24,000	1.041%	(17,440)	(20,201)	2,761	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D29)	12/20/24	1.000%(Q)	4,000	0.670%	67,071	(3,367)	70,438	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
People’s Republic of China (D29)	12/20/24	1.000%(Q)	18,000	0.418%	$ 517,865	$(15,151)	$ 533,016	Morgan Stanley & Co. International PLC
Republic of Argentina (D29)	12/20/24	1.000%(Q)	10,000	140.467%	(6,181,428)	(8,417)	(6,173,011)	Morgan Stanley & Co. International PLC
Republic of Chile (D29)	12/20/24	1.000%(Q)	4,000	0.509%	97,829	(3,367)	101,196	Morgan Stanley & Co. International PLC
Republic of Colombia (D29)	12/20/24	1.000%(Q)	10,000	0.820%	96,393	(8,417)	104,810	Morgan Stanley & Co. International PLC
Republic of Indonesia (D29)	12/20/24	1.000%(Q)	16,000	0.672%	265,721	(13,467)	279,188	Morgan Stanley & Co. International PLC
Republic of Lebanon (D29)	12/20/24	1.000%(Q)	4,000	61.067%	(2,607,640)	(3,367)	(2,604,273)	Morgan Stanley & Co. International PLC
Republic of Panama (D29)	12/20/24	1.000%(Q)	4,000	0.461%	107,074	(3,367)	110,441	Morgan Stanley & Co. International PLC
Republic of Peru (D29)	12/20/24	1.000%(Q)	4,000	0.478%	103,714	(3,367)	107,081	Morgan Stanley & Co. International PLC
Republic of Philippines (D29)	12/20/24	1.000%(Q)	4,000	0.412%	116,143	(3,367)	119,510	Morgan Stanley & Co. International PLC
Republic of South Africa (D29)	12/20/24	1.000%(Q)	18,000	1.851%	(679,479)	(15,151)	(664,328)	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Turkey (D29)	12/20/24	1.000%(Q)	24,000	2.415%	$(1,501,239)	$(20,201)	$(1,481,038)	Morgan Stanley & Co. International PLC
Russian Federation (D29)	12/20/24	1.000%(Q)	16,000	0.646%	286,367	(13,467)	299,834	Morgan Stanley & Co. International PLC
State of Qatar (D29)	12/20/24	1.000%(Q)	4,000	0.453%	108,471	(3,367)	111,838	Morgan Stanley & Co. International PLC
United Mexican States (D29)	12/20/24	1.000%(Q)	24,000	0.842%	206,966	(20,201)	227,167	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D30)	12/20/24	1.000%(Q)	1,000	0.404%	29,502	(1,030)	30,532	Bank of America, N.A.
Federation of Malaysia (D30)	12/20/24	1.000%(Q)	2,000	0.420%	57,340	(2,059)	59,399	Bank of America, N.A.
Federative Republic of Brazil (D30)	12/20/24	1.000%(Q)	6,000	1.041%	(4,360)	(6,178)	1,818	Bank of America, N.A.
Kingdom of Saudi Arabia (D30)	12/20/24	1.000%(Q)	1,000	0.670%	16,768	(1,030)	17,798	Bank of America, N.A.
People’s Republic of China (D30)	12/20/24	1.000%(Q)	4,500	0.418%	129,466	(4,633)	134,099	Bank of America, N.A.
Republic of Argentina (D30)	12/20/24	1.000%(Q)	2,500	140.467%	(1,545,357)	(2,574)	(1,542,783)	Bank of America, N.A.
Republic of Chile (D30)	12/20/24	1.000%(Q)	1,000	0.509%	24,457	(1,030)	25,487	Bank of America, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D30)	12/20/24	1.000%(Q)	2,500	0.820%	$ 24,098	$(2,574)	$ 26,672	Bank of America, N.A.
Republic of Indonesia (D30)	12/20/24	1.000%(Q)	4,000	0.672%	66,430	(4,119)	70,549	Bank of America, N.A.
Republic of Lebanon (D30)	12/20/24	1.000%(Q)	1,000	61.067%	(651,910)	(1,030)	(650,880)	Bank of America, N.A.
Republic of Panama (D30)	12/20/24	1.000%(Q)	1,000	0.461%	26,768	(1,030)	27,798	Bank of America, N.A.
Republic of Peru (D30)	12/20/24	1.000%(Q)	1,000	0.478%	25,928	(1,030)	26,958	Bank of America, N.A.
Republic of Philippines (D30)	12/20/24	1.000%(Q)	1,000	0.412%	29,036	(1,030)	30,066	Bank of America, N.A.
Republic of South Africa (D30)	12/20/24	1.000%(Q)	4,500	1.851%	(169,870)	(4,633)	(165,237)	Bank of America, N.A.
Republic of Turkey (D30)	12/20/24	1.000%(Q)	6,000	2.415%	(375,310)	(6,178)	(369,132)	Bank of America, N.A.
Russian Federation (D30)	12/20/24	1.000%(Q)	4,000	0.646%	71,592	(4,119)	75,711	Bank of America, N.A.
State of Qatar (D30)	12/20/24	1.000%(Q)	1,000	0.453%	27,118	(1,030)	28,148	Bank of America, N.A.
United Mexican States (D30)	12/20/24	1.000%(Q)	6,000	0.842%	51,742	(6,178)	57,920	Bank of America, N.A.
Emirate of Abu Dhabi (D31)	12/20/24	1.000%(Q)	6,000	0.404%	177,015	(6,657)	183,672	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Federation of Malaysia (D31)	12/20/24	1.000%(Q)	12,000	0.420%	$ 344,040	$(13,313)	$ 357,353	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D31)	12/20/24	1.000%(Q)	36,000	1.041%	(26,160)	(39,940)	13,780	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D31)	12/20/24	1.000%(Q)	6,000	0.670%	100,607	(6,333)	106,940	Morgan Stanley & Co. International PLC
People’s Republic of China (D31)	12/20/24	1.000%(Q)	27,000	0.418%	776,798	(29,955)	806,753	Morgan Stanley & Co. International PLC
Republic of Argentina (D31)	12/20/24	1.000%(Q)	15,000	140.467%	(9,272,142)	(16,642)	(9,255,500)	Morgan Stanley & Co. International PLC
Republic of Chile (D31)	12/20/24	1.000%(Q)	6,000	0.509%	146,743	(6,657)	153,400	Morgan Stanley & Co. International PLC
Republic of Colombia (D31)	12/20/24	1.000%(Q)	15,000	0.820%	144,590	(16,642)	161,232	Morgan Stanley & Co. International PLC
Republic of Indonesia (D31)	12/20/24	1.000%(Q)	24,000	0.672%	398,582	(26,627)	425,209	Morgan Stanley & Co. International PLC
Republic of Lebanon (D31)	12/20/24	1.000%(Q)	6,000	61.067%	(3,911,460)	(6,657)	(3,904,803)	Morgan Stanley & Co. International PLC
Republic of Panama (D31)	12/20/24	1.000%(Q)	6,000	0.461%	160,611	(6,657)	167,268	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Peru (D31)	12/20/24	1.000%(Q)	6,000	0.478%	$ 155,571	$ (6,657)	$ 162,228	Morgan Stanley & Co. International PLC
Republic of Philippines (D31)	12/20/24	1.000%(Q)	6,000	0.412%	174,214	(6,657)	180,871	Morgan Stanley & Co. International PLC
Republic of South Africa (D31)	12/20/24	1.000%(Q)	27,000	1.851%	(1,019,218)	(28,498)	(990,720)	Morgan Stanley & Co. International PLC
Republic of Turkey (D31)	12/20/24	1.000%(Q)	36,000	2.415%	(2,251,859)	(39,940)	(2,211,919)	Morgan Stanley & Co. International PLC
Russian Federation (D31)	12/20/24	1.000%(Q)	24,000	0.646%	429,550	(26,627)	456,177	Morgan Stanley & Co. International PLC
State of Qatar (D31)	12/20/24	1.000%(Q)	6,000	0.453%	162,707	(6,657)	169,364	Morgan Stanley & Co. International PLC
United Mexican States (D31)	12/20/24	1.000%(Q)	36,000	0.842%	310,450	(39,940)	350,390	Morgan Stanley & Co. International PLC
Emirate of Abu Dhabi (D32)	12/20/24	1.000%(Q)	2,000	0.404%	59,005	(2,384)	61,389	Barclays Bank PLC
Federation of Malaysia (D32)	12/20/24	1.000%(Q)	4,000	0.420%	114,680	(4,768)	119,448	Barclays Bank PLC
Federative Republic of Brazil (D32)	12/20/24	1.000%(Q)	12,000	1.041%	(8,720)	(14,303)	5,583	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Kingdom of Saudi Arabia (D32)	12/20/24	1.000%(Q)	2,000	0.670%	$ 33,536	$ (2,384)	$ 35,920	Barclays Bank PLC
People’s Republic of China (D32)	12/20/24	1.000%(Q)	9,000	0.418%	258,933	(10,727)	269,660	Barclays Bank PLC
Republic of Argentina (D32)	12/20/24	1.000%(Q)	5,000	140.467%	(3,090,714)	(5,959)	(3,084,755)	Barclays Bank PLC
Republic of Chile (D32)	12/20/24	1.000%(Q)	2,000	0.509%	48,914	(2,384)	51,298	Barclays Bank PLC
Republic of Colombia (D32)	12/20/24	1.000%(Q)	5,000	0.820%	48,197	(5,959)	54,156	Barclays Bank PLC
Republic of Indonesia (D32)	12/20/24	1.000%(Q)	8,000	0.672%	132,861	(9,535)	142,396	Barclays Bank PLC
Republic of Lebanon (D32)	12/20/24	1.000%(Q)	2,000	61.067%	(1,303,820)	(2,384)	(1,301,436)	Barclays Bank PLC
Republic of Panama (D32)	12/20/24	1.000%(Q)	2,000	0.461%	53,537	(2,384)	55,921	Barclays Bank PLC
Republic of Peru (D32)	12/20/24	1.000%(Q)	2,000	0.478%	51,857	(2,384)	54,241	Barclays Bank PLC
Republic of Philippines (D32)	12/20/24	1.000%(Q)	2,000	0.412%	58,071	(2,384)	60,455	Barclays Bank PLC
Republic of South Africa (D32)	12/20/24	1.000%(Q)	9,000	1.851%	(339,739)	(10,727)	(329,012)	Barclays Bank PLC
Republic of Turkey (D32)	12/20/24	1.000%(Q)	12,000	2.415%	(750,620)	(14,303)	(736,317)	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Russian Federation (D32)	12/20/24	1.000%(Q)	8,000	0.646%	$ 143,183	$ (9,535)	$ 152,718	Barclays Bank PLC
State of Qatar (D32)	12/20/24	1.000%(Q)	2,000	0.453%	54,236	(2,384)	56,620	Barclays Bank PLC
United Mexican States (D32)	12/20/24	1.000%(Q)	12,000	0.842%	103,483	(14,303)	117,786	Barclays Bank PLC
Emirate of Abu Dhabi (D33)	12/20/24	1.000%(Q)	10,000	0.404%	295,025	(16,554)	311,579	Morgan Stanley & Co. International PLC
Federation of Malaysia (D33)	12/20/24	1.000%(Q)	20,000	0.420%	573,400	(33,108)	606,508	Morgan Stanley & Co. International PLC
Federative Republic of Brazil (D33)	12/20/24	1.000%(Q)	60,000	1.041%	(43,599)	(99,325)	55,726	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia (D33)	12/20/24	1.000%(Q)	10,000	0.670%	167,678	(16,554)	184,232	Morgan Stanley & Co. International PLC
People’s Republic of China (D33)	12/20/24	1.000%(Q)	45,000	0.418%	1,294,663	(74,494)	1,369,157	Morgan Stanley & Co. International PLC
Republic of Argentina (D33)	12/20/24	1.000%(Q)	25,000	140.467%	(15,453,570)	(41,385)	(15,412,185)	Morgan Stanley & Co. International PLC
Republic of Chile (D33)	12/20/24	1.000%(Q)	10,000	0.509%	244,572	(16,554)	261,126	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Republic of Colombia (D33)	12/20/24	1.000%(Q)	25,000	0.820%	$ 240,983	$(41,385)	$ 282,368	Morgan Stanley & Co. International PLC
Republic of Indonesia (D33)	12/20/24	1.000%(Q)	40,000	0.672%	664,303	(66,216)	730,519	Morgan Stanley & Co. International PLC
Republic of Lebanon (D33)	12/20/24	1.000%(Q)	10,000	61.067%	(6,519,100)	(16,554)	(6,502,546)	Morgan Stanley & Co. International PLC
Republic of Panama (D33)	12/20/24	1.000%(Q)	10,000	0.461%	267,685	(16,554)	284,239	Morgan Stanley & Co. International PLC
Republic of Peru (D33)	12/20/24	1.000%(Q)	10,000	0.478%	259,285	(16,554)	275,839	Morgan Stanley & Co. International PLC
Republic of Philippines (D33)	12/20/24	1.000%(Q)	10,000	0.412%	290,357	(16,554)	306,911	Morgan Stanley & Co. International PLC
Republic of South Africa (D33)	12/20/24	1.000%(Q)	45,000	1.851%	(1,698,697)	(74,494)	(1,624,203)	Morgan Stanley & Co. International PLC
Republic of Turkey (D33)	12/20/24	1.000%(Q)	60,000	2.415%	(3,753,098)	(99,325)	(3,653,773)	Morgan Stanley & Co. International PLC
Russian Federation (D33)	12/20/24	1.000%(Q)	40,000	0.646%	715,917	(66,216)	782,133	Morgan Stanley & Co. International PLC
State of Qatar (D33)	12/20/24	1.000%(Q)	10,000	0.453%	271,178	(16,554)	287,732	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Mexican States (D33)	12/20/24	1.000%(Q)	60,000	0.842%	$517,416	$ (99,325)	$ 616,741	Morgan Stanley & Co. International PLC
ADT Security Corp. (D34)	06/20/24	5.000%(Q)	1,000	1.667%	144,886	(611)	145,497	Goldman Sachs International
ADT Security Corp. (D34)	06/20/24	5.000%(Q)	1,500	1.667%	217,330	(4,627)	221,957	Goldman Sachs International
Advanced Micro Devices, Inc. (D34)	06/20/24	5.000%(Q)	1,000	0.416%	201,913	(611)	202,524	Goldman Sachs International
Advanced Micro Devices, Inc. (D34)	06/20/24	5.000%(Q)	1,500	0.416%	302,869	(4,627)	307,496	Goldman Sachs International
AES Corp. (The) (D34)	06/20/24	5.000%(Q)	1,000	0.520%	196,905	(611)	197,516	Goldman Sachs International
AES Corp. (The) (D34)	06/20/24	5.000%(Q)	1,500	0.520%	295,358	(4,627)	299,985	Goldman Sachs International
AK Steel Corp. (D34)	06/20/24	5.000%(Q)	1,000	2.592%	104,214	(611)	104,825	Goldman Sachs International
AK Steel Corp. (D34)	06/20/24	5.000%(Q)	1,500	2.592%	156,322	(4,627)	160,949	Goldman Sachs International
Ally Financial, Inc. (D34)	06/20/24	5.000%(Q)	1,000	0.603%	192,895	(611)	193,506	Goldman Sachs International
Ally Financial, Inc. (D34)	06/20/24	5.000%(Q)	1,500	0.603%	289,343	(4,627)	293,970	Goldman Sachs International
American Airlines Group, Inc. (D34)	06/20/24	5.000%(Q)	1,000	1.870%	135,218	6,343,150	(6,207,932)	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
American Airlines Group, Inc. (D34)	06/20/24	5.000%(Q)	1,500	1.870%	$202,827	$9,931,452	$(9,728,625)	Goldman Sachs International
American Axle & Manufacturing, Inc. (D34)	06/20/24	5.000%(Q)	1,000	2.643%	102,025	(611)	102,636	Goldman Sachs International
American Axle & Manufacturing, Inc. (D34)	06/20/24	5.000%(Q)	1,500	2.643%	153,038	(4,627)	157,665	Goldman Sachs International
Amkor Technology, Inc. (D34)	06/20/24	5.000%(Q)	1,000	0.706%	188,449	(611)	189,060	Goldman Sachs International
Amkor Technology, Inc. (D34)	06/20/24	5.000%(Q)	1,500	0.706%	282,674	(4,627)	287,301	Goldman Sachs International
Aramark Services, Inc. (D34)	06/20/24	5.000%(Q)	1,000	0.564%	194,721	(611)	195,332	Goldman Sachs International
Aramark Services, Inc. (D34)	06/20/24	5.000%(Q)	1,500	0.564%	292,082	(4,627)	296,709	Goldman Sachs International
Arconic, Inc. (D34)	06/20/24	5.000%(Q)	1,000	0.827%	182,585	(611)	183,196	Goldman Sachs International
Arconic, Inc. (D34)	06/20/24	5.000%(Q)	1,500	0.827%	273,877	(4,627)	278,504	Goldman Sachs International
Ashland LLC (D34)	06/20/24	5.000%(Q)	1,000	0.232%	210,454	(611)	211,065	Goldman Sachs International
Ashland LLC (D34)	06/20/24	5.000%(Q)	1,500	0.232%	315,681	(4,627)	320,308	Goldman Sachs International
Avis Budget Group, Inc. (D34)	06/20/24	5.000%(Q)	1,000	1.840%	137,394	(611)	138,005	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Avis Budget Group, Inc. (D34)	06/20/24	5.000%(Q)	1,500	1.840%	$206,091	$(4,627)	$210,718	Goldman Sachs International
Avon Products, Inc. (D34)	06/20/24	5.000%(Q)	1,000	0.638%	191,463	(611)	192,074	Goldman Sachs International
Avon Products, Inc. (D34)	06/20/24	5.000%(Q)	1,500	0.638%	287,195	(3,878)	291,073	Goldman Sachs International
Ball Corp. (D34)	06/20/24	5.000%(Q)	1,000	0.433%	200,949	(611)	201,560	Goldman Sachs International
Ball Corp. (D34)	06/20/24	5.000%(Q)	1,500	0.433%	301,424	(4,627)	306,051	Goldman Sachs International
Bausch Health Cos., Inc. (D34)	06/20/24	5.000%(Q)	1,000	0.999%	174,726	(611)	175,337	Goldman Sachs International
Bausch Health Cos., Inc. (D34)	06/20/24	5.000%(Q)	1,500	0.999%	262,088	(4,627)	266,715	Goldman Sachs International
Beazer Homes USA, Inc. (D34)	06/20/24	5.000%(Q)	1,000	1.793%	139,252	(611)	139,863	Goldman Sachs International
Beazer Homes USA, Inc. (D34)	06/20/24	5.000%(Q)	1,500	1.793%	208,879	(4,627)	213,506	Goldman Sachs International
Bombardier, Inc. (D34)	06/20/24	5.000%(Q)	1,000	4.987%	6,451	(611)	7,062	Goldman Sachs International
Bombardier, Inc. (D34)	06/20/24	5.000%(Q)	1,500	4.987%	9,677	(4,627)	14,304	Goldman Sachs International
Boyd Gaming Corp. (D34)	06/20/24	5.000%(Q)	1,000	0.718%	188,184	(611)	188,795	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Boyd Gaming Corp. (D34)	06/20/24	5.000%(Q)	1,500	0.718%	$ 282,276	$(4,627)	$ 286,903	Goldman Sachs International
California Resources Corp. (D34)	06/20/24	5.000%(Q)	1,000	48.799%	(681,727)	(611)	(681,116)	Goldman Sachs International
California Resources Corp. (D34)	06/20/24	5.000%(Q)	1,500	48.799%	(1,022,591)	(4,627)	(1,017,964)	Goldman Sachs International
Calpine Corp. (D34)	06/20/24	5.000%(Q)	1,000	1.119%	169,421	(611)	170,032	Goldman Sachs International
Calpine Corp. (D34)	06/20/24	5.000%(Q)	1,500	1.119%	254,131	(4,627)	258,758	Goldman Sachs International
CCO Holdings LLC (D34)	06/20/24	5.000%(Q)	1,000	0.777%	185,074	(611)	185,685	Goldman Sachs International
CCO Holdings LLC (D34)	06/20/24	5.000%(Q)	1,500	0.777%	277,611	(4,627)	282,238	Goldman Sachs International
CenturyLink, Inc. (D34)	06/20/24	5.000%(Q)	1,000	1.665%	144,632	(611)	145,243	Goldman Sachs International
CenturyLink, Inc. (D34)	06/20/24	5.000%(Q)	1,500	1.665%	216,949	(4,627)	221,576	Goldman Sachs International
Chesapeake Energy Corp. (D34)	06/20/24	5.000%(Q)	1,000	28.093%	(508,610)	(611)	(507,999)	Goldman Sachs International
Chesapeake Energy Corp. (D34)	06/20/24	5.000%(Q)	1,500	28.093%	(762,915)	(4,627)	(758,288)	Goldman Sachs International
CIT Group, Inc. (D34)	06/20/24	5.000%(Q)	1,000	0.479%	198,715	(611)	199,326	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
CIT Group, Inc. (D34)	06/20/24	5.000%(Q)	1,500	0.479%	$ 298,073	$(4,627)	$ 302,700	Goldman Sachs International
Community Health Systems, Inc. (D34)	06/20/24	5.000%(Q)	1,000	12.691%	(228,709)	(611)	(228,098)	Goldman Sachs International
Community Health Systems, Inc. (D34)	06/20/24	5.000%(Q)	1,500	12.691%	(343,063)	(4,627)	(338,436)	Goldman Sachs International
CSC Holdings LLC (D34)	06/20/24	5.000%(Q)	1,000	0.761%	185,668	(611)	186,279	Goldman Sachs International
CSC Holdings LLC (D34)	06/20/24	5.000%(Q)	1,500	0.761%	278,502	(4,627)	283,129	Goldman Sachs International
DaVita, Inc. (D34)	06/20/24	5.000%(Q)	1,000	0.637%	191,162	(611)	191,773	Goldman Sachs International
DaVita, Inc. (D34)	06/20/24	5.000%(Q)	1,500	0.637%	286,743	(4,627)	291,370	Goldman Sachs International
Dell, Inc. (D34)	06/20/24	5.000%(Q)	1,000	1.482%	150,898	(611)	151,509	Goldman Sachs International
Dell, Inc. (D34)	06/20/24	5.000%(Q)	1,500	1.460%	230,911	(4,627)	235,538	Goldman Sachs International
Diamond Offshore Drilling, Inc. (D34)	06/20/24	5.000%(Q)	1,000	7.769%	(91,600)	(611)	(90,989)	Goldman Sachs International
Diamond Offshore Drilling, Inc. (D34)	06/20/24	5.000%(Q)	1,500	7.769%	(137,400)	(4,627)	(132,773)	Goldman Sachs International
DISH DBS Corp. (D34)	06/20/24	5.000%(Q)	1,000	3.183%	78,966	(611)	79,577	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
DISH DBS Corp. (D34)	06/20/24	5.000%(Q)	1,500	3.183%	$ 118,450	$(4,627)	$ 123,077	Goldman Sachs International
Equinix, Inc. (D34)	06/20/24	5.000%(Q)	1,000	0.335%	205,597	(611)	206,208	Goldman Sachs International
Equinix, Inc. (D34)	06/20/24	5.000%(Q)	1,500	0.335%	308,395	(4,627)	313,022	Goldman Sachs International
First Data Corp. (D34)	06/20/24	5.000%(Q)	1,000	0.098%	216,785	(611)	217,396	Goldman Sachs International
First Data Corp. (D34)	06/20/24	5.000%(Q)	1,500	0.098%	325,177	(4,627)	329,804	Goldman Sachs International
Freeport-McMoRan, Inc. (D34)	06/20/24	5.000%(Q)	1,000	1.325%	159,874	(611)	160,485	Goldman Sachs International
Freeport-McMoRan, Inc. (D34)	06/20/24	5.000%(Q)	1,500	1.325%	239,811	(4,627)	244,438	Goldman Sachs International
Frontier Communications Corp. (D34)	06/20/24	5.000%(Q)	1,000	144.311%	(510,417)	(611)	(509,806)	Goldman Sachs International
Frontier Communications Corp. (D34)	06/20/24	5.000%(Q)	1,500	144.311%	(765,626)	(4,627)	(760,999)	Goldman Sachs International
Gap, Inc. (D34)	06/20/24	5.000%(Q)	1,000	1.153%	168,076	(611)	168,687	Goldman Sachs International
Gap, Inc. (D34)	06/20/24	5.000%(Q)	1,500	1.153%	252,114	(4,627)	256,741	Goldman Sachs International
Genworth Holdings, Inc. (D34)	06/20/24	5.000%(Q)	1,000	2.500%	106,490	(611)	107,101	Goldman Sachs International
Genworth Holdings, Inc. (D34)	06/20/24	5.000%(Q)	1,500	2.500%	159,735	(4,627)	164,362	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Goodyear Tire & Rubber Co. (The) (D34)	06/20/24	5.000%(Q)	1,000	1.584%	$ 148,476	$ (611)	$ 149,087	Goldman Sachs International
Goodyear Tire & Rubber Co. (The) (D34)	06/20/24	5.000%(Q)	1,500	1.584%	222,714	(4,627)	227,341	Goldman Sachs International
HCA, Inc. (D34)	06/20/24	5.000%(Q)	1,000	0.673%	189,996	(611)	190,607	Goldman Sachs International
HCA, Inc. (D34)	06/20/24	5.000%(Q)	1,500	0.673%	284,994	(4,627)	289,621	Goldman Sachs International
HD Supply Holdings, Inc. (D34)	06/20/24	5.000%(Q)	1,000	0.239%	210,020	(611)	210,631	Goldman Sachs International
HD Supply Holdings, Inc. (D34)	06/20/24	5.000%(Q)	1,500	0.239%	315,030	(4,627)	319,657	Goldman Sachs International
Hertz Corp. (The) (D34)	06/20/24	5.000%(Q)	1,000	2.019%	129,225	(611)	129,836	Goldman Sachs International
Hertz Corp. (The) (D34)	06/20/24	5.000%(Q)	1,500	2.019%	193,838	(4,627)	198,465	Goldman Sachs International
Iron Mountain, Inc. (D34)	06/20/24	5.000%(Q)	1,000	0.513%	197,164	(611)	197,775	Goldman Sachs International
Iron Mountain, Inc. (D34)	06/20/24	5.000%(Q)	1,500	0.513%	295,746	(4,627)	300,373	Goldman Sachs International
iStar, Inc. (D34)	06/20/24	5.000%(Q)	1,000	1.185%	165,841	(611)	166,452	Goldman Sachs International
iStar, Inc. (D34)	06/20/24	5.000%(Q)	1,500	1.185%	248,761	(4,627)	253,388	Goldman Sachs International
J. C. Penney Co., Inc. (D34)	06/20/24	5.000%(Q)	1,000	32.097%	(591,870)	(611)	(591,259)	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
J. C. Penney Co., Inc. (D34)	06/20/24	5.000%(Q)	1,500	32.097%	$(887,805)	$(4,627)	$(883,178)	Goldman Sachs International
K. Hovnanian Enterprises, Inc. (D34)	06/20/24	5.000%(Q)	1,000	11.167%	(183,281)	(611)	(182,670)	Goldman Sachs International
K. Hovnanian Enterprises, Inc. (D34)	06/20/24	5.000%(Q)	1,500	11.167%	(274,921)	(4,627)	(270,294)	Goldman Sachs International
KB Home (D34)	06/20/24	5.000%(Q)	1,000	0.908%	179,154	(611)	179,765	Goldman Sachs International
KB Home (D34)	06/20/24	5.000%(Q)	1,500	0.908%	268,731	(4,627)	273,358	Goldman Sachs International
L Brands, Inc. (D34)	06/20/24	5.000%(Q)	1,000	1.859%	136,420	(611)	137,031	Goldman Sachs International
L Brands, Inc. (D34)	06/20/24	5.000%(Q)	1,500	1.859%	204,631	(4,627)	209,258	Goldman Sachs International
Lennar Corp. (D34)	06/20/24	5.000%(Q)	1,000	0.574%	194,511	(611)	195,122	Goldman Sachs International
Lennar Corp. (D34)	06/20/24	5.000%(Q)	1,500	0.574%	291,767	(4,627)	296,394	Goldman Sachs International
Liberty Interactive LLC (D34)	06/20/24	5.000%(Q)	1,000	1.720%	141,892	(611)	142,503	Goldman Sachs International
Liberty Interactive LLC (D34)	06/20/24	5.000%(Q)	1,500	1.720%	212,838	(4,627)	217,465	Goldman Sachs International
MBIA, Inc. (D34)	06/20/24	5.000%(Q)	1,000	1.344%	158,376	(611)	158,987	Goldman Sachs International
MBIA, Inc. (D34)	06/20/24	5.000%(Q)	1,500	1.344%	237,563	(4,627)	242,190	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
McClatchy Co. (D34)	06/20/24	5.000%(Q)	1,000	23.007%	$(294,194)	$ (611)	$(293,583)	Goldman Sachs International
McClatchy Co. (D34)	06/20/24	5.000%(Q)	1,500	23.007%	(441,290)	(4,627)	(436,663)	Goldman Sachs International
MDC Holdings, Inc. (D34)	06/20/24	5.000%(Q)	1,000	0.527%	196,597	(611)	197,208	Goldman Sachs International
MDC Holdings, Inc. (D34)	06/20/24	5.000%(Q)	1,500	0.527%	294,896	(4,627)	299,523	Goldman Sachs International
Meritor, Inc. (D34)	06/20/24	5.000%(Q)	1,000	1.043%	172,872	(611)	173,483	Goldman Sachs International
Meritor, Inc. (D34)	06/20/24	5.000%(Q)	1,500	1.043%	259,308	(4,627)	263,935	Goldman Sachs International
MGIC Investment Corp. (D34)	06/20/24	5.000%(Q)	1,000	0.493%	198,136	(611)	198,747	Goldman Sachs International
MGIC Investment Corp. (D34)	06/20/24	5.000%(Q)	1,500	0.493%	297,205	(4,627)	301,832	Goldman Sachs International
MGM Resorts International (D34)	06/20/24	5.000%(Q)	1,000	0.865%	181,130	(611)	181,741	Goldman Sachs International
MGM Resorts International (D34)	06/20/24	5.000%(Q)	1,500	0.865%	271,696	(4,627)	276,323	Goldman Sachs International
Murphy Oil Corp. (D34)	06/20/24	5.000%(Q)	1,000	1.320%	159,962	(611)	160,573	Goldman Sachs International
Murphy Oil Corp. (D34)	06/20/24	5.000%(Q)	1,500	1.320%	239,944	(4,627)	244,571	Goldman Sachs International
Nabors Industries, Inc. (D34)	06/20/24	5.000%(Q)	1,000	7.087%	(69,160)	(611)	(68,549)	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Nabors Industries, Inc. (D34)	06/20/24	5.000%(Q)	1,500	7.087%	$ (103,741)	$(4,627)	$ (99,114)	Goldman Sachs International
Navient Corp. (D34)	06/20/24	5.000%(Q)	1,000	2.200%	120,766	(611)	121,377	Goldman Sachs International
Navient Corp. (D34)	06/20/24	5.000%(Q)	1,500	2.200%	181,149	(4,627)	185,776	Goldman Sachs International
Neiman Marcus Group Ltd. LLC (The) (D34)	06/20/24	5.000%(Q)	1,000	43.011%	(672,223)	(611)	(671,612)	Goldman Sachs International
Neiman Marcus Group Ltd. LLC (The) (D34)	06/20/24	5.000%(Q)	1,500	43.011%	(1,008,335)	(4,627)	(1,003,708)	Goldman Sachs International
New Albertsons, Inc. (D34)	06/20/24	5.000%(Q)	1,000	0.954%	177,441	(611)	178,052	Goldman Sachs International
New Albertsons, Inc. (D34)	06/20/24	5.000%(Q)	1,500	0.954%	266,161	(4,627)	270,788	Goldman Sachs International
NOVA Chemicals Corp. (D34)	06/20/24	5.000%(Q)	1,000	1.442%	154,767	(611)	155,378	Goldman Sachs International
NOVA Chemicals Corp. (D34)	06/20/24	5.000%(Q)	1,500	1.442%	232,151	(4,627)	236,778	Goldman Sachs International
NRG Energy, Inc. (D34)	06/20/24	5.000%(Q)	1,000	0.703%	188,412	(611)	189,023	Goldman Sachs International
NRG Energy, Inc. (D34)	06/20/24	5.000%(Q)	1,500	0.703%	282,619	(4,627)	287,246	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Olin Corp. (D34)	06/20/24	5.000%(Q)	1,000	1.064%	$171,815	$ (611)	$172,426	Goldman Sachs International
Olin Corp. (D34)	06/20/24	5.000%(Q)	1,500	1.064%	257,723	(4,627)	262,350	Goldman Sachs International
Pactiv LLC (D34)	06/20/24	5.000%(Q)	1,000	0.991%	175,059	(611)	175,670	Goldman Sachs International
Pactiv LLC (D34)	06/20/24	5.000%(Q)	1,500	0.991%	262,589	(4,627)	267,216	Goldman Sachs International
Pitney Bowes, Inc. (D34)	06/20/24	5.000%(Q)	1,000	5.099%	2,189	(611)	2,800	Goldman Sachs International
Pitney Bowes, Inc. (D34)	06/20/24	5.000%(Q)	1,500	5.099%	3,284	(4,627)	7,911	Goldman Sachs International
PolyOne Corp. (D34)	06/20/24	5.000%(Q)	1,000	0.501%	197,871	(611)	198,482	Goldman Sachs International
PolyOne Corp. (D34)	06/20/24	5.000%(Q)	1,500	0.501%	296,806	(4,627)	301,433	Goldman Sachs International
PulteGroup, Inc. (D34)	06/20/24	5.000%(Q)	1,000	0.488%	198,561	(611)	199,172	Goldman Sachs International
PulteGroup, Inc. (D34)	06/20/24	5.000%(Q)	1,500	0.488%	297,842	(4,627)	302,469	Goldman Sachs International
Radian Group, Inc. (D34)	06/20/24	5.000%(Q)	1,000	0.595%	193,423	(611)	194,034	Goldman Sachs International
Radian Group, Inc. (D34)	06/20/24	5.000%(Q)	1,500	0.595%	290,134	(4,627)	294,761	Goldman Sachs International
Realogy Group LLC (D34)	06/20/24	5.000%(Q)	1,000	4.263%	35,306	(611)	35,917	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Realogy Group LLC (D34)	06/20/24	5.000%(Q)	1,500	4.263%	$ 52,960	$(4,627)	$ 57,587	Goldman Sachs International
Rite Aid Corp. (D34)	06/20/24	5.000%(Q)	1,000	9.439%	(147,132)	(611)	(146,521)	Goldman Sachs International
Rite Aid Corp. (D34)	06/20/24	5.000%(Q)	1,500	9.439%	(220,698)	(4,627)	(216,071)	Goldman Sachs International
RR Donnelley & Sons Co. (D34)	06/20/24	5.000%(Q)	1,000	6.544%	(49,960)	(611)	(49,349)	Goldman Sachs International
RR Donnelley & Sons Co. (D34)	06/20/24	5.000%(Q)	1,500	6.544%	(74,940)	(4,627)	(70,313)	Goldman Sachs International
Sabre Corp. (D34)	06/20/24	5.000%(Q)	1,000	0.356%	204,505	(611)	205,116	Goldman Sachs International
Sabre Corp. (D34)	06/20/24	5.000%(Q)	1,500	0.356%	306,758	(4,627)	311,385	Goldman Sachs International
Safeway, Inc. (D34)	06/20/24	5.000%(Q)	1,000	0.918%	178,722	(611)	179,333	Goldman Sachs International
Safeway, Inc. (D34)	06/20/24	5.000%(Q)	1,500	0.918%	268,084	(4,627)	272,711	Goldman Sachs International
Sanmina Corp. (D34)	06/20/24	5.000%(Q)	1,000	0.244%	209,815	(611)	210,426	Goldman Sachs International
Sanmina Corp. (D34)	06/20/24	5.000%(Q)	1,500	0.244%	314,722	(4,627)	319,349	Goldman Sachs International
Sealed Air Corp. (D34)	06/20/24	5.000%(Q)	1,000	0.835%	182,337	(611)	182,948	Goldman Sachs International
Sealed Air Corp. (D34)	06/20/24	5.000%(Q)	1,500	0.835%	273,505	(4,627)	278,132	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Springleaf Finance Corp. (D34)	06/20/24	5.000%(Q)	1,000	1.281%	$ 161,557	$ (611)	$ 162,168	Goldman Sachs International
Springleaf Finance Corp. (D34)	06/20/24	5.000%(Q)	1,500	1.281%	242,335	(4,627)	246,962	Goldman Sachs International
Sprint Communications, Inc. (D34)	06/20/24	5.000%(Q)	1,000	3.527%	63,991	(611)	64,602	Goldman Sachs International
Sprint Communications, Inc. (D34)	06/20/24	5.000%(Q)	1,500	3.527%	95,987	(4,627)	100,614	Goldman Sachs International
Staples, Inc. (D34)	06/20/24	5.000%(Q)	1,000	4.744%	15,943	(611)	16,554	Goldman Sachs International
Staples, Inc. (D34)	06/20/24	5.000%(Q)	1,500	4.744%	23,914	(4,627)	28,541	Goldman Sachs International
Talen Energy Supply LLC (D34)	06/20/24	5.000%(Q)	1,000	8.155%	(102,538)	(611)	(101,927)	Goldman Sachs International
Talen Energy Supply LLC (D34)	06/20/24	5.000%(Q)	1,500	8.155%	(153,807)	(4,627)	(149,180)	Goldman Sachs International
Targa Resources Partners LP (D34)	06/20/24	5.000%(Q)	1,000	0.732%	186,784	(611)	187,395	Goldman Sachs International
Targa Resources Partners LP (D34)	06/20/24	5.000%(Q)	1,500	0.732%	280,176	(4,627)	284,803	Goldman Sachs International
TEGNA, Inc. (D34)	06/20/24	5.000%(Q)	1,000	0.871%	180,786	(611)	181,397	Goldman Sachs International
TEGNA, Inc. (D34)	06/20/24	5.000%(Q)	1,500	0.871%	271,179	(4,627)	275,806	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Tenet Healthcare Corp. (D34)	06/20/24	5.000%(Q)	1,000	2.393%	$112,088	$ (611)	$112,699	Goldman Sachs International
Tenet Healthcare Corp. (D34)	06/20/24	5.000%(Q)	1,500	2.393%	168,131	(4,627)	172,758	Goldman Sachs International
Tesla, Inc. (D34)	06/20/24	5.000%(Q)	1,000	1.455%	150,848	(611)	151,459	Goldman Sachs International
Tesla, Inc. (D34)	06/20/24	5.000%(Q)	1,500	1.434%	230,801	(4,627)	235,428	Goldman Sachs International
Teva Pharmaceutical Industries Ltd. (D34)	06/20/24	5.000%(Q)	1,000	2.982%	86,650	(611)	87,261	Goldman Sachs International
Teva Pharmaceutical Industries Ltd. (D34)	06/20/24	5.000%(Q)	1,500	2.982%	129,975	(4,627)	134,602	Goldman Sachs International
T-Mobile, Inc. (D34)	06/20/24	5.000%(Q)	1,000	0.743%	186,480	(611)	187,091	Goldman Sachs International
T-Mobile, Inc. (D34)	06/20/24	5.000%(Q)	1,500	0.743%	279,721	(4,627)	284,348	Goldman Sachs International
Toll Brothers, Inc. (D34)	06/20/24	5.000%(Q)	1,000	0.530%	196,654	(611)	197,265	Goldman Sachs International
Toll Brothers, Inc. (D34)	06/20/24	5.000%(Q)	1,500	0.530%	294,981	(4,627)	299,608	Goldman Sachs International
TransDigm, Inc. (D34)	06/20/24	5.000%(Q)	1,000	1.021%	174,021	(611)	174,632	Goldman Sachs International
TransDigm, Inc. (D34)	06/20/24	5.000%(Q)	1,500	1.021%	261,031	(4,627)	265,658	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Transocean, Inc. (D34)	06/20/24	5.000%(Q)	1,000	7.905%	$ (95,799)	$ (611)	$ (95,188)	Goldman Sachs International
Transocean, Inc. (D34)	06/20/24	5.000%(Q)	1,500	7.905%	(143,698)	(4,627)	(139,071)	Goldman Sachs International
Unisys Corp. (D34)	06/20/24	5.000%(Q)	1,000	2.934%	89,380	(611)	89,991	Goldman Sachs International
Unisys Corp. (D34)	06/20/24	5.000%(Q)	1,500	2.934%	134,071	(4,627)	138,698	Goldman Sachs International
United Airlines Holdings, Inc. (D34)	06/20/24	5.000%(Q)	1,500	1.247%	245,280	(4,627)	249,907	Goldman Sachs International
United Continental Holdings, Inc. (D34)	06/20/24	5.000%(Q)	1,000	1.247%	163,520	(611)	164,131	Goldman Sachs International
United Rentals North America, Inc. (D34)	06/20/24	5.000%(Q)	1,000	0.819%	183,146	(611)	183,757	Goldman Sachs International
United Rentals North America, Inc. (D34)	06/20/24	5.000%(Q)	1,500	0.819%	274,718	(4,627)	279,345	Goldman Sachs International
United States Steel Corp. (D34)	06/20/24	5.000%(Q)	1,000	6.002%	(31,523)	(611)	(30,912)	Goldman Sachs International
United States Steel Corp. (D34)	06/20/24	5.000%(Q)	1,500	6.002%	(47,285)	(4,627)	(42,658)	Goldman Sachs International
Uniti Group, Inc. (D34)	06/20/24	5.000%(Q)	1,000	12.096%	(184,608)	(611)	(183,997)	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Uniti Group, Inc. (D34)	06/20/24	5.000%(Q)	1,500	12.096%	$(276,913)	$(4,627)	$(272,286)	Goldman Sachs International
Universal Health Services, Inc. (D34)	06/20/24	5.000%(Q)	1,000	0.364%	204,165	(611)	204,776	Goldman Sachs International
Universal Health Services, Inc. (D34)	06/20/24	5.000%(Q)	1,500	0.364%	306,247	(4,627)	310,874	Goldman Sachs International
Univision Communications, Inc. (D34)	06/20/24	5.000%(Q)	1,000	2.531%	106,664	(611)	107,275	Goldman Sachs International
Univision Communications, Inc. (D34)	06/20/24	5.000%(Q)	1,500	2.531%	159,996	(4,627)	164,623	Goldman Sachs International
Vistra Energy Corp. (D34)	06/20/24	5.000%(Q)	1,000	0.718%	186,996	(611)	187,607	Goldman Sachs International
Vistra Energy Corp. (D34)	06/20/24	5.000%(Q)	1,500	0.718%	280,494	(4,627)	285,121	Goldman Sachs International
Whiting Petroleum Corp. (D34)	06/20/24	5.000%(Q)	1,000	17.564%	(316,871)	(611)	(316,260)	Goldman Sachs International
Whiting Petroleum Corp. (D34)	06/20/24	5.000%(Q)	1,500	17.564%	(475,306)	(4,627)	(470,679)	Goldman Sachs International
Xerox Corp. (D34)	06/20/24	5.000%(Q)	1,000	1.151%	167,701	(611)	168,312	Goldman Sachs International
Xerox Corp. (D34)	06/20/24	5.000%(Q)	1,500	1.151%	251,552	(4,627)	256,179	Goldman Sachs International
Yum! Brands, Inc. (D34)	06/20/24	5.000%(Q)	1,000	0.583%	194,001	(611)	194,612	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Yum! Brands, Inc. (D34)	06/20/24	5.000%(Q)	1,500	0.583%	$291,001	$ (4,627)	$ 295,628	Goldman Sachs International
ADT Security Corp. (D35)	12/20/24	5.000%(Q)	1,000	1.945%	145,881	(5,559)	151,440	Goldman Sachs International
ADT Security Corp. (D35)	12/20/24	5.000%(Q)	2,000	1.945%	291,763	(10,027)	301,790	Goldman Sachs International
ADT Security Corp. (D35)	12/20/24	5.000%(Q)	1,000	1.945%	145,881	(5,559)	151,440	Morgan Stanley & Co. International PLC
Advanced Micro Devices, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.482%	219,870	(5,559)	225,429	Goldman Sachs International
Advanced Micro Devices, Inc. (D35)	12/20/24	5.000%(Q)	2,000	0.482%	439,740	(10,027)	449,767	Goldman Sachs International
Advanced Micro Devices, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.482%	219,870	6,540,224	(6,320,354)	Morgan Stanley & Co. International PLC
AES Corp. (The) (D35)	12/20/24	5.000%(Q)	1,000	0.593%	213,921	(5,559)	219,480	Goldman Sachs International
AES Corp. (The) (D35)	12/20/24	5.000%(Q)	2,000	0.593%	427,843	(10,027)	437,870	Goldman Sachs International
AES Corp. (The) (D35)	12/20/24	5.000%(Q)	1,000	0.593%	213,921	(5,559)	219,480	Morgan Stanley & Co. International PLC
AK Steel Corp. (D35)	12/20/24	5.000%(Q)	1,000	2.945%	97,718	(5,559)	103,277	Goldman Sachs International
AK Steel Corp. (D35)	12/20/24	5.000%(Q)	2,000	2.945%	195,436	(10,027)	205,463	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
AK Steel Corp. (D35)	12/20/24	5.000%(Q)	1,000	2.945%	$ 97,718	$ (5,559)	$ 103,277	Morgan Stanley & Co. International PLC
Ally Financial, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.684%	208,999	(5,559)	214,558	Goldman Sachs International
Ally Financial, Inc. (D35)	12/20/24	5.000%(Q)	2,000	0.684%	417,999	(10,027)	428,026	Goldman Sachs International
Ally Financial, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.684%	208,999	(5,559)	214,558	Morgan Stanley & Co. International PLC
American Airlines Group, Inc. (D35)	12/20/24	5.000%(Q)	1,000	2.069%	138,929	6,730,416	(6,591,487)	Goldman Sachs International
American Airlines Group, Inc. (D35)	12/20/24	5.000%(Q)	2,000	2.069%	277,858	13,559,771	(13,281,913)	Goldman Sachs International
American Airlines Group, Inc. (D35)	12/20/24	5.000%(Q)	1,000	2.069%	138,929	(5,559)	144,488	Morgan Stanley & Co. International PLC
American Axle & Manufacturing, Inc. (D35)	12/20/24	5.000%(Q)	1,000	2.992%	95,396	(5,559)	100,955	Goldman Sachs International
American Axle & Manufacturing, Inc. (D35)	12/20/24	5.000%(Q)	2,000	2.992%	190,792	(10,027)	200,819	Goldman Sachs International
American Axle & Manufacturing, Inc. (D35)	12/20/24	5.000%(Q)	1,000	2.992%	95,396	(5,559)	100,955	Morgan Stanley & Co. International PLC
Amkor Technology, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.825%	202,168	(5,559)	207,727	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Amkor Technology, Inc. (D35)	12/20/24	5.000%(Q)	2,000	0.825%	$404,337	$(10,027)	$414,364	Goldman Sachs International
Amkor Technology, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.825%	202,168	(5,559)	207,727	Morgan Stanley & Co. International PLC
Aramark Services, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.647%	210,995	(5,559)	216,554	Goldman Sachs International
Aramark Services, Inc. (D35)	12/20/24	5.000%(Q)	2,000	0.647%	421,989	(10,027)	432,016	Goldman Sachs International
Aramark Services, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.647%	210,995	(5,559)	216,554	Morgan Stanley & Co. International PLC
Arconic, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.935%	196,084	(5,559)	201,643	Goldman Sachs International
Arconic, Inc. (D35)	12/20/24	5.000%(Q)	2,000	0.935%	392,169	(10,027)	402,196	Goldman Sachs International
Arconic, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.935%	196,084	(5,559)	201,643	Morgan Stanley & Co. International PLC
Ashland LLC (D35)	12/20/24	5.000%(Q)	1,000	0.266%	231,161	(5,559)	236,720	Goldman Sachs International
Ashland LLC (D35)	12/20/24	5.000%(Q)	2,000	0.266%	462,322	(10,027)	472,349	Goldman Sachs International
Ashland LLC (D35)	12/20/24	5.000%(Q)	1,000	0.266%	231,161	(5,559)	236,720	Morgan Stanley & Co. International PLC
Avis Budget Group, Inc. (D35)	12/20/24	5.000%(Q)	1,000	2.180%	134,631	(5,559)	140,190	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Avis Budget Group, Inc. (D35)	12/20/24	5.000%(Q)	2,000	2.180%	$269,262	$(10,027)	$279,289	Goldman Sachs International
Avis Budget Group, Inc. (D35)	12/20/24	5.000%(Q)	1,000	2.180%	134,631	(5,559)	140,190	Morgan Stanley & Co. International PLC
Avon Products, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.726%	207,076	(5,559)	212,635	Goldman Sachs International
Avon Products, Inc. (D35)	12/20/24	5.000%(Q)	2,000	0.726%	414,153	(10,027)	424,180	Goldman Sachs International
Avon Products, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.726%	207,076	(5,559)	212,635	Morgan Stanley & Co. International PLC
Ball Corp. (D35)	12/20/24	5.000%(Q)	1,000	0.497%	218,950	(5,559)	224,509	Goldman Sachs International
Ball Corp. (D35)	12/20/24	5.000%(Q)	2,000	0.497%	437,899	(10,027)	447,926	Goldman Sachs International
Ball Corp. (D35)	12/20/24	5.000%(Q)	1,000	0.497%	218,950	(5,559)	224,509	Morgan Stanley & Co. International PLC
Bausch Health Cos., Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.127%	186,304	(5,559)	191,863	Goldman Sachs International
Bausch Health Cos., Inc. (D35)	12/20/24	5.000%(Q)	2,000	1.127%	372,609	(10,027)	382,636	Goldman Sachs International
Bausch Health Cos., Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.127%	186,304	(5,559)	191,863	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Beazer Homes USA, Inc. (D35)	12/20/24	5.000%(Q)	1,000	2.049%	$ 140,716	$ (5,559)	$ 146,275	Goldman Sachs International
Beazer Homes USA, Inc. (D35)	12/20/24	5.000%(Q)	2,000	2.049%	281,431	(10,027)	291,458	Goldman Sachs International
Beazer Homes USA, Inc. (D35)	12/20/24	5.000%(Q)	1,000	2.049%	140,716	(5,559)	146,275	Morgan Stanley & Co. International PLC
Bombardier, Inc. (D35)	12/20/24	5.000%(Q)	1,000	5.227%	(3,188)	(5,559)	2,371	Goldman Sachs International
Bombardier, Inc. (D35)	12/20/24	5.000%(Q)	2,000	5.227%	(6,377)	(10,027)	3,650	Goldman Sachs International
Bombardier, Inc. (D35)	12/20/24	5.000%(Q)	1,000	5.227%	(3,188)	(5,559)	2,371	Morgan Stanley & Co. International PLC
Boyd Gaming Corp. (D35)	12/20/24	5.000%(Q)	1,000	0.831%	202,195	(5,559)	207,754	Goldman Sachs International
Boyd Gaming Corp. (D35)	12/20/24	5.000%(Q)	2,000	0.831%	404,389	(10,027)	414,416	Goldman Sachs International
Boyd Gaming Corp. (D35)	12/20/24	5.000%(Q)	1,000	0.831%	202,195	(5,559)	207,754	Morgan Stanley & Co. International PLC
California Resources Corp. (D35)	12/20/24	5.000%(Q)	1,000	47.422%	(689,257)	(5,559)	(683,698)	Goldman Sachs International
California Resources Corp. (D35)	12/20/24	5.000%(Q)	2,000	47.422%	(1,378,515)	(10,027)	(1,368,488)	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
California Resources Corp. (D35)	12/20/24	5.000%(Q)	1,000	47.422%	$(689,257)	$ (5,559)	$(683,698)	Morgan Stanley & Co. International PLC
Calpine Corp. (D35)	12/20/24	5.000%(Q)	1,000	1.292%	178,188	(5,559)	183,747	Goldman Sachs International
Calpine Corp. (D35)	12/20/24	5.000%(Q)	2,000	1.292%	356,375	(10,027)	366,402	Goldman Sachs International
Calpine Corp. (D35)	12/20/24	5.000%(Q)	1,000	1.292%	178,188	(5,559)	183,747	Morgan Stanley & Co. International PLC
CCO Holdings LLC (D35)	12/20/24	5.000%(Q)	1,000	0.896%	198,352	(5,559)	203,911	Goldman Sachs International
CCO Holdings LLC (D35)	12/20/24	5.000%(Q)	2,000	0.896%	396,704	(10,027)	406,731	Goldman Sachs International
CCO Holdings LLC (D35)	12/20/24	5.000%(Q)	1,000	0.896%	198,352	(5,559)	203,911	Morgan Stanley & Co. International PLC
CenturyLink, Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.908%	147,271	(5,559)	152,830	Goldman Sachs International
CenturyLink, Inc. (D35)	12/20/24	5.000%(Q)	2,000	1.908%	294,542	(10,027)	304,569	Goldman Sachs International
CenturyLink, Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.908%	147,271	(5,559)	152,830	Morgan Stanley & Co. International PLC
Chesapeake Energy Corp. (D35)	12/20/24	5.000%(Q)	1,000	28.398%	(527,221)	(5,559)	(521,662)	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Chesapeake Energy Corp. (D35)	12/20/24	5.000%(Q)	2,000	28.398%	$(1,054,442)	$(10,027)	$(1,044,415)	Goldman Sachs International
Chesapeake Energy Corp. (D35)	12/20/24	5.000%(Q)	1,000	28.398%	(527,221)	(5,559)	(521,662)	Morgan Stanley & Co. International PLC
CIT Group, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.541%	216,520	(5,559)	222,079	Goldman Sachs International
CIT Group, Inc. (D35)	12/20/24	5.000%(Q)	2,000	0.541%	433,040	(10,027)	443,067	Goldman Sachs International
CIT Group, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.541%	216,520	(5,559)	222,079	Morgan Stanley & Co. International PLC
Community Health Systems, Inc. (D35)	12/20/24	5.000%(Q)	1,000	12.739%	(244,657)	(5,559)	(239,098)	Goldman Sachs International
Community Health Systems, Inc. (D35)	12/20/24	5.000%(Q)	2,000	12.739%	(489,314)	(10,027)	(479,287)	Goldman Sachs International
Community Health Systems, Inc. (D35)	12/20/24	5.000%(Q)	1,000	12.739%	(244,657)	(5,559)	(239,098)	Morgan Stanley & Co. International PLC
CSC Holdings LLC (D35)	12/20/24	5.000%(Q)	1,000	0.875%	199,256	(5,559)	204,815	Goldman Sachs International
CSC Holdings LLC (D35)	12/20/24	5.000%(Q)	2,000	0.875%	398,512	(10,027)	408,539	Goldman Sachs International
CSC Holdings LLC (D35)	12/20/24	5.000%(Q)	1,000	0.875%	199,256	(5,559)	204,815	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
DaVita, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.686%	$ 208,585	$ (5,559)	$ 214,144	Goldman Sachs International
DaVita, Inc. (D35)	12/20/24	5.000%(Q)	2,000	0.686%	417,170	(10,027)	427,197	Goldman Sachs International
DaVita, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.686%	208,585	(5,559)	214,144	Morgan Stanley & Co. International PLC
Dell, Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.663%	159,501	(5,559)	165,060	Goldman Sachs International
Dell, Inc. (D35)	12/20/24	5.000%(Q)	2,000	1.663%	319,002	(10,027)	329,029	Goldman Sachs International
Dell, Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.663%	159,501	(5,559)	165,060	Morgan Stanley & Co. International PLC
Diamond Offshore Drilling, Inc. (D35)	12/20/24	5.000%(Q)	1,000	8.182%	(113,719)	(5,559)	(108,160)	Goldman Sachs International
Diamond Offshore Drilling, Inc. (D35)	12/20/24	5.000%(Q)	2,000	8.182%	(227,438)	(10,027)	(217,411)	Goldman Sachs International
Diamond Offshore Drilling, Inc. (D35)	12/20/24	5.000%(Q)	1,000	8.182%	(113,719)	(5,559)	(108,160)	Morgan Stanley & Co. International PLC
DISH DBS Corp. (D35)	12/20/24	5.000%(Q)	1,000	3.580%	68,124	(5,559)	73,683	Goldman Sachs International
DISH DBS Corp. (D35)	12/20/24	5.000%(Q)	2,000	3.580%	136,248	(10,027)	146,275	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
DISH DBS Corp. (D35)	12/20/24	5.000%(Q)	1,000	3.580%	$ 68,124	$ (5,559)	$ 73,683	Morgan Stanley & Co. International PLC
Freeport-McMoRan, Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.503%	167,320	(5,559)	172,879	Goldman Sachs International
Freeport-McMoRan, Inc. (D35)	12/20/24	5.000%(Q)	2,000	1.503%	334,641	(10,027)	344,668	Goldman Sachs International
Freeport-McMoRan, Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.503%	167,320	(5,559)	172,879	Morgan Stanley & Co. International PLC
Frontier Communications Corp. (D35)	12/20/24	5.000%(Q)	1,000	137.660%	(511,148)	(5,559)	(505,589)	Goldman Sachs International
Frontier Communications Corp. (D35)	12/20/24	5.000%(Q)	2,000	137.660%	(1,022,295)	(10,027)	(1,012,268)	Goldman Sachs International
Frontier Communications Corp. (D35)	12/20/24	5.000%(Q)	1,000	137.660%	(511,148)	(5,559)	(505,589)	Morgan Stanley & Co. International PLC
Gap, Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.359%	175,094	(5,559)	180,653	Goldman Sachs International
Gap, Inc. (D35)	12/20/24	5.000%(Q)	2,000	1.359%	350,188	(10,027)	360,215	Goldman Sachs International
Gap, Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.359%	175,094	(5,559)	180,653	Morgan Stanley & Co. International PLC
Genworth Holdings, Inc. (D35)	12/20/24	5.000%(Q)	1,000	2.645%	109,755	(5,559)	115,314	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Genworth Holdings, Inc. (D35)	12/20/24	5.000%(Q)	2,000	2.645%	$219,510	$(10,027)	$229,537	Goldman Sachs International
Genworth Holdings, Inc. (D35)	12/20/24	5.000%(Q)	1,000	2.645%	109,755	(5,559)	115,314	Morgan Stanley & Co. International PLC
Goodyear Tire & Rubber Co. (The) (D35)	12/20/24	5.000%(Q)	1,000	1.813%	152,179	(5,559)	157,738	Goldman Sachs International
Goodyear Tire & Rubber Co. (The) (D35)	12/20/24	5.000%(Q)	2,000	1.813%	304,358	(10,027)	314,385	Goldman Sachs International
Goodyear Tire & Rubber Co. (The) (D35)	12/20/24	5.000%(Q)	1,000	1.813%	152,179	(5,559)	157,738	Morgan Stanley & Co. International PLC
HCA, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.786%	204,142	(5,559)	209,701	Goldman Sachs International
HCA, Inc. (D35)	12/20/24	5.000%(Q)	2,000	0.786%	408,284	(10,027)	418,311	Goldman Sachs International
HCA, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.786%	204,142	(5,559)	209,701	Morgan Stanley & Co. International PLC
HD Supply Holdings, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.265%	231,087	(5,559)	236,646	Goldman Sachs International
HD Supply Holdings, Inc. (D35)	12/20/24	5.000%(Q)	2,000	0.265%	462,174	(10,027)	472,201	Goldman Sachs International
HD Supply Holdings, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.265%	231,087	(5,559)	236,646	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Hertz Corp. (The) (D35)	12/20/24	5.000%(Q)	1,000	2.337%	$ 126,682	$ (5,559)	$ 132,241	Goldman Sachs International
Hertz Corp. (The) (D35)	12/20/24	5.000%(Q)	2,000	2.337%	253,363	(10,027)	263,390	Goldman Sachs International
Hertz Corp. (The) (D35)	12/20/24	5.000%(Q)	1,000	2.337%	126,682	(5,559)	132,241	Morgan Stanley & Co. International PLC
Iron Mountain, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.585%	214,268	(5,559)	219,827	Goldman Sachs International
Iron Mountain, Inc. (D35)	12/20/24	5.000%(Q)	2,000	0.585%	428,537	(10,027)	438,564	Goldman Sachs International
Iron Mountain, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.585%	214,268	(5,559)	219,827	Morgan Stanley & Co. International PLC
iStar, Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.322%	175,942	(5,559)	181,501	Goldman Sachs International
iStar, Inc. (D35)	12/20/24	5.000%(Q)	2,000	1.322%	351,884	(10,027)	361,911	Goldman Sachs International
iStar, Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.322%	175,942	(5,559)	181,501	Morgan Stanley & Co. International PLC
J. C. Penney Co., Inc. (D35)	12/20/24	5.000%(Q)	1,000	31.591%	(602,926)	(5,559)	(597,367)	Goldman Sachs International
J. C. Penney Co., Inc. (D35)	12/20/24	5.000%(Q)	2,000	31.591%	(1,205,852)	(10,027)	(1,195,825)	Goldman Sachs International
K. Hovnanian Enterprises, Inc. (D35)	12/20/24	5.000%(Q)	1,000	11.404%	(202,378)	(5,559)	(196,819)	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
K. Hovnanian Enterprises, Inc. (D35)	12/20/24	5.000%(Q)	2,000	11.404%	$(404,756)	$(10,027)	$(394,729)	Goldman Sachs International
KB Home (D35)	12/20/24	5.000%(Q)	1,000	1.053%	190,423	(5,559)	195,982	Goldman Sachs International
KB Home (D35)	12/20/24	5.000%(Q)	2,000	1.053%	380,846	(10,027)	390,873	Goldman Sachs International
KB Home (D35)	12/20/24	5.000%(Q)	1,000	1.053%	190,423	(5,559)	195,982	Morgan Stanley & Co. International PLC
L Brands, Inc. (D35)	12/20/24	5.000%(Q)	1,000	2.179%	134,527	(5,559)	140,086	Goldman Sachs International
L Brands, Inc. (D35)	12/20/24	5.000%(Q)	2,000	2.179%	269,054	(10,027)	279,081	Goldman Sachs International
Lamb Weston Holdings, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.326%	227,881	(5,559)	233,440	Goldman Sachs International
Lamb Weston Holdings, Inc. (D35)	12/20/24	5.000%(Q)	2,000	0.326%	455,763	(10,027)	465,790	Goldman Sachs International
Lamb Weston Holdings, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.326%	227,881	(5,559)	233,440	Morgan Stanley & Co. International PLC
Lennar Corp. (D35)	12/20/24	5.000%(Q)	1,000	0.670%	210,074	(5,559)	215,633	Goldman Sachs International
Lennar Corp. (D35)	12/20/24	5.000%(Q)	2,000	0.670%	420,148	(10,027)	430,175	Goldman Sachs International
Lennar Corp. (D35)	12/20/24	5.000%(Q)	1,000	0.670%	210,074	(5,559)	215,633	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Liberty Interactive LLC (D35)	12/20/24	5.000%(Q)	1,000	1.971%	$ 143,942	$ (5,559)	$ 149,501	Goldman Sachs International
Liberty Interactive LLC (D35)	12/20/24	5.000%(Q)	2,000	1.971%	287,884	(10,027)	297,911	Goldman Sachs International
Liberty Interactive LLC (D35)	12/20/24	5.000%(Q)	1,000	1.971%	143,942	(5,559)	149,501	Morgan Stanley & Co. International PLC
MBIA, Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.496%	166,937	(5,559)	172,496	Goldman Sachs International
MBIA, Inc. (D35)	12/20/24	5.000%(Q)	2,000	1.496%	333,874	(10,027)	343,901	Goldman Sachs International
MBIA, Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.496%	166,937	(5,559)	172,496	Morgan Stanley & Co. International PLC
McClatchy Co. (D35)	12/20/24	5.000%(Q)	1,000	21.935%	(297,522)	(5,559)	(291,963)	Goldman Sachs International
McClatchy Co. (D35)	12/20/24	5.000%(Q)	2,000	21.935%	(595,045)	(10,027)	(585,018)	Goldman Sachs International
McClatchy Co. (D35)	12/20/24	5.000%(Q)	1,000	21.935%	(297,522)	(5,559)	(291,963)	Morgan Stanley & Co. International PLC
MDC Holdings, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.599%	213,590	(5,559)	219,149	Goldman Sachs International
MDC Holdings, Inc. (D35)	12/20/24	5.000%(Q)	2,000	0.599%	427,180	(10,027)	437,207	Goldman Sachs International
MDC Holdings, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.599%	213,590	(5,559)	219,149	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Meritor, Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.216%	$182,064	$ (5,559)	$187,623	Goldman Sachs International
Meritor, Inc. (D35)	12/20/24	5.000%(Q)	2,000	1.216%	364,129	(10,027)	374,156	Goldman Sachs International
Meritor, Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.216%	182,064	(5,559)	187,623	Morgan Stanley & Co. International PLC
MGIC Investment Corp. (D35)	12/20/24	5.000%(Q)	1,000	0.566%	215,335	(5,559)	220,894	Goldman Sachs International
MGIC Investment Corp. (D35)	12/20/24	5.000%(Q)	2,000	0.566%	430,670	(10,027)	440,697	Goldman Sachs International
MGIC Investment Corp. (D35)	12/20/24	5.000%(Q)	1,000	0.566%	215,335	(5,559)	220,894	Morgan Stanley & Co. International PLC
MGM Resorts International (D35)	12/20/24	5.000%(Q)	1,000	1.000%	193,107	(5,559)	198,666	Goldman Sachs International
MGM Resorts International (D35)	12/20/24	5.000%(Q)	2,000	1.000%	386,215	(10,027)	396,242	Goldman Sachs International
MGM Resorts International (D35)	12/20/24	5.000%(Q)	1,000	1.000%	193,107	(5,559)	198,666	Morgan Stanley & Co. International PLC
Murphy Oil Corp. (D35)	12/20/24	5.000%(Q)	1,000	1.493%	167,671	(5,559)	173,230	Goldman Sachs International
Murphy Oil Corp. (D35)	12/20/24	5.000%(Q)	2,000	1.493%	335,341	(10,027)	345,368	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Murphy Oil Corp. (D35)	12/20/24	5.000%(Q)	1,000	1.493%	$ 167,671	$ (5,559)	$ 173,230	Morgan Stanley & Co. International PLC
Nabors Industries, Inc. (D35)	12/20/24	5.000%(Q)	1,000	7.476%	(89,434)	(5,559)	(83,875)	Goldman Sachs International
Nabors Industries, Inc. (D35)	12/20/24	5.000%(Q)	2,000	7.476%	(178,868)	(10,027)	(168,841)	Goldman Sachs International
Nabors Industries, Inc. (D35)	12/20/24	5.000%(Q)	1,000	7.476%	(89,434)	(5,559)	(83,875)	Morgan Stanley & Co. International PLC
Navient Corp. (D35)	12/20/24	5.000%(Q)	1,000	2.446%	120,734	(5,559)	126,293	Goldman Sachs International
Navient Corp. (D35)	12/20/24	5.000%(Q)	2,000	2.446%	241,468	(10,027)	251,495	Goldman Sachs International
Navient Corp. (D35)	12/20/24	5.000%(Q)	1,000	2.446%	120,734	(5,559)	126,293	Morgan Stanley & Co. International PLC
Neiman Marcus Group Ltd. LLC (The) (D35)	12/20/24	5.000%(Q)	1,000	42.967%	(687,866)	(5,559)	(682,307)	Goldman Sachs International
Neiman Marcus Group Ltd. LLC (The) (D35)	12/20/24	5.000%(Q)	2,000	42.967%	(1,375,733)	(10,027)	(1,365,706)	Goldman Sachs International
Netflix, Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.128%	186,642	(5,559)	192,201	Goldman Sachs International
Netflix, Inc. (D35)	12/20/24	5.000%(Q)	2,000	1.128%	373,284	(10,027)	383,311	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Netflix, Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.128%	$ 186,642	$ (5,559)	$ 192,201	Morgan Stanley & Co. International PLC
New Albertsons, Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.102%	188,506	(5,559)	194,065	Goldman Sachs International
New Albertsons, Inc. (D35)	12/20/24	5.000%(Q)	2,000	1.102%	377,013	(10,027)	387,040	Goldman Sachs International
New Albertsons, Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.102%	188,506	(5,559)	194,065	Morgan Stanley & Co. International PLC
Noble Corp. (D35)	12/20/24	5.000%(Q)	1,000	31.843%	(519,484)	(5,559)	(513,925)	Goldman Sachs International
Noble Corp. (D35)	12/20/24	5.000%(Q)	2,000	31.843%	(1,038,968)	(10,027)	(1,028,941)	Goldman Sachs International
Noble Corp. (D35)	12/20/24	5.000%(Q)	1,000	31.843%	(519,484)	(5,559)	(513,925)	Morgan Stanley & Co. International PLC
NOVA Chemicals Corp. (D35)	12/20/24	5.000%(Q)	1,000	1.658%	159,795	(5,559)	165,354	Goldman Sachs International
NOVA Chemicals Corp. (D35)	12/20/24	5.000%(Q)	2,000	1.658%	319,590	(10,027)	329,617	Goldman Sachs International
NOVA Chemicals Corp. (D35)	12/20/24	5.000%(Q)	1,000	1.658%	159,795	(5,559)	165,354	Morgan Stanley & Co. International PLC
NRG Energy, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.807%	202,874	(5,559)	208,433	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
NRG Energy, Inc. (D35)	12/20/24	5.000%(Q)	2,000	0.807%	$405,747	$(10,027)	$415,774	Goldman Sachs International
Olin Corp. (D35)	12/20/24	5.000%(Q)	1,000	1.213%	182,005	(5,559)	187,564	Goldman Sachs International
Olin Corp. (D35)	12/20/24	5.000%(Q)	2,000	1.213%	364,010	(10,027)	374,037	Goldman Sachs International
Pactiv LLC (D35)	12/20/24	5.000%(Q)	1,000	1.136%	185,850	(5,559)	191,409	Goldman Sachs International
Pactiv LLC (D35)	12/20/24	5.000%(Q)	2,000	1.136%	371,701	(10,027)	381,728	Goldman Sachs International
Pactiv LLC (D35)	12/20/24	5.000%(Q)	1,000	1.136%	185,850	(5,559)	191,409	Morgan Stanley & Co. International PLC
Pitney Bowes, Inc. (D35)	12/20/24	5.000%(Q)	1,000	5.584%	(18,082)	(5,559)	(12,523)	Goldman Sachs International
Pitney Bowes, Inc. (D35)	12/20/24	5.000%(Q)	2,000	5.584%	(36,164)	(10,027)	(26,137)	Goldman Sachs International
PolyOne Corp. (D35)	12/20/24	5.000%(Q)	1,000	0.578%	214,794	(5,559)	220,353	Goldman Sachs International
PolyOne Corp. (D35)	12/20/24	5.000%(Q)	2,000	0.578%	429,588	(10,027)	439,615	Goldman Sachs International
PulteGroup, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.574%	215,130	(5,559)	220,689	Goldman Sachs International
PulteGroup, Inc. (D35)	12/20/24	5.000%(Q)	2,000	0.574%	430,261	(10,027)	440,288	Goldman Sachs International
Radian Group, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.680%	209,412	(5,559)	214,971	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Radian Group, Inc. (D35)	12/20/24	5.000%(Q)	2,000	0.680%	$ 418,824	$(10,027)	$ 428,851	Goldman Sachs International
Radian Group, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.680%	209,412	(5,559)	214,971	Morgan Stanley & Co. International PLC
Realogy Group LLC (D35)	12/20/24	5.000%(Q)	1,000	4.751%	16,713	(5,559)	22,272	Goldman Sachs International
Realogy Group LLC (D35)	12/20/24	5.000%(Q)	2,000	4.751%	33,427	(10,027)	43,454	Goldman Sachs International
Realogy Group LLC (D35)	12/20/24	5.000%(Q)	1,000	4.751%	16,713	(5,559)	22,272	Morgan Stanley & Co. International PLC
Rite Aid Corp. (D35)	12/20/24	5.000%(Q)	1,000	9.603%	(163,736)	(5,559)	(158,177)	Goldman Sachs International
Rite Aid Corp. (D35)	12/20/24	5.000%(Q)	2,000	9.603%	(327,471)	(10,027)	(317,444)	Goldman Sachs International
Rite Aid Corp. (D35)	12/20/24	5.000%(Q)	1,000	9.603%	(163,736)	(5,559)	(158,177)	Morgan Stanley & Co. International PLC
RR Donnelley & Sons Co. (D35)	12/20/24	5.000%(Q)	1,000	6.974%	(70,781)	(5,559)	(65,222)	Goldman Sachs International
RR Donnelley & Sons Co. (D35)	12/20/24	5.000%(Q)	2,000	6.974%	(141,563)	(10,027)	(131,536)	Goldman Sachs International
RR Donnelley & Sons Co. (D35)	12/20/24	5.000%(Q)	1,000	6.974%	(70,781)	(5,559)	(65,222)	Morgan Stanley & Co. International PLC
Sabre Corp. (D35)	12/20/24	5.000%(Q)	1,000	0.408%	223,565	(5,559)	229,124	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Sabre Corp. (D35)	12/20/24	5.000%(Q)	2,000	0.408%	$447,129	$(10,027)	$457,156	Goldman Sachs International
Sabre Corp. (D35)	12/20/24	5.000%(Q)	1,000	0.408%	223,565	(5,559)	229,124	Morgan Stanley & Co. International PLC
Safeway, Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.066%	189,765	(5,559)	195,324	Goldman Sachs International
Safeway, Inc. (D35)	12/20/24	5.000%(Q)	2,000	1.066%	379,530	(10,027)	389,557	Goldman Sachs International
Safeway, Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.066%	189,765	(5,559)	195,324	Morgan Stanley & Co. International PLC
Sealed Air Corp. (D35)	12/20/24	5.000%(Q)	1,000	0.959%	195,038	(5,559)	200,597	Goldman Sachs International
Sealed Air Corp. (D35)	12/20/24	5.000%(Q)	2,000	0.959%	390,075	(10,027)	400,102	Goldman Sachs International
Sealed Air Corp. (D35)	12/20/24	5.000%(Q)	1,000	0.959%	195,038	(5,559)	200,597	Morgan Stanley & Co. International PLC
Sirius XM Radio, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.442%	221,825	(5,559)	227,384	Goldman Sachs International
Sirius XM Radio, Inc. (D35)	12/20/24	5.000%(Q)	2,000	0.442%	443,649	(10,027)	453,676	Goldman Sachs International
Sirius XM Radio, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.442%	221,825	(5,559)	227,384	Morgan Stanley & Co. International PLC
Springleaf Finance Corp. (D35)	12/20/24	5.000%(Q)	1,000	1.419%	171,065	(5,559)	176,624	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Springleaf Finance Corp. (D35)	12/20/24	5.000%(Q)	2,000	1.419%	$342,131	$(10,027)	$352,158	Goldman Sachs International
Springleaf Finance Corp. (D35)	12/20/24	5.000%(Q)	1,000	1.419%	171,065	(5,559)	176,624	Morgan Stanley & Co. International PLC
Sprint Communications, Inc. (D35)	12/20/24	5.000%(Q)	1,000	3.818%	56,706	(5,559)	62,265	Goldman Sachs International
Sprint Communications, Inc. (D35)	12/20/24	5.000%(Q)	2,000	3.818%	113,412	(10,027)	123,439	Goldman Sachs International
Sprint Communications, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.676%	209,662	(5,559)	215,221	Morgan Stanley & Co. International PLC
Sprint Communications, Inc. (D35)	12/20/24	5.000%(Q)	1,000	3.246%	82,603	(5,559)	88,162	Morgan Stanley & Co. International PLC
Sprint Communications, Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.194%	183,318	(5,559)	188,877	Morgan Stanley & Co. International PLC
Sprint Communications, Inc. (D35)	12/20/24	5.000%(Q)	1,000	3.818%	56,706	(5,559)	62,265	Morgan Stanley & Co. International PLC
Sprint Communications, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.578%	214,794	(5,559)	220,353	Morgan Stanley & Co. International PLC
Sprint Communications, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.574%	215,130	(5,559)	220,689	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Sprint Communications, Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.213%	$ 182,005	$ (5,559)	$ 187,564	Morgan Stanley & Co. International PLC
Sprint Communications, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.807%	202,874	(5,559)	208,433	Morgan Stanley & Co. International PLC
Sprint Communications, Inc. (D35)	12/20/24	5.000%(Q)	1,000	2.179%	134,527	(5,559)	140,086	Morgan Stanley & Co. International PLC
Sprint Communications, Inc. (D35)	12/20/24	5.000%(Q)	1,000	11.858%	(191,552)	(5,559)	(185,993)	Morgan Stanley & Co. International PLC
Sprint Communications, Inc. (D35)	12/20/24	5.000%(Q)	1,000	5.584%	(18,082)	(5,559)	(12,523)	Morgan Stanley & Co. International PLC
Sprint Communications, Inc. (D35)	12/20/24	5.000%(Q)	1,000	42.967%	(687,866)	(5,559)	(682,307)	Morgan Stanley & Co. International PLC
Sprint Communications, Inc. (D35)	12/20/24	5.000%(Q)	1,000	31.591%	(602,926)	(5,559)	(597,367)	Morgan Stanley & Co. International PLC
Sprint Communications, Inc. (D35)	12/20/24	5.000%(Q)	1,000	11.404%	(202,378)	(5,559)	(196,819)	Morgan Stanley & Co. International PLC
Staples, Inc. (D35)	12/20/24	5.000%(Q)	1,000	5.270%	(5,371)	(5,559)	188	Goldman Sachs International
Staples, Inc. (D35)	12/20/24	5.000%(Q)	2,000	5.270%	(10,742)	(10,027)	(715)	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Staples, Inc. (D35)	12/20/24	5.000%(Q)	1,000	5.270%	$ (5,371)	$ (5,559)	$ 188	Morgan Stanley & Co. International PLC
Talen Energy Supply LLC (D35)	12/20/24	5.000%(Q)	1,000	8.550%	(124,354)	(5,559)	(118,795)	Goldman Sachs International
Talen Energy Supply LLC (D35)	12/20/24	5.000%(Q)	2,000	8.550%	(248,708)	(10,027)	(238,681)	Goldman Sachs International
Talen Energy Supply LLC (D35)	12/20/24	5.000%(Q)	1,000	8.550%	(124,354)	(5,559)	(118,795)	Morgan Stanley & Co. International PLC
Targa Resources Partners LP (D35)	12/20/24	5.000%(Q)	1,000	0.818%	201,882	(5,559)	207,441	Goldman Sachs International
Targa Resources Partners LP (D35)	12/20/24	5.000%(Q)	2,000	0.818%	403,764	(10,027)	413,791	Goldman Sachs International
Targa Resources Partners LP (D35)	12/20/24	5.000%(Q)	1,000	0.818%	201,882	(5,559)	207,441	Morgan Stanley & Co. International PLC
TEGNA, Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.026%	191,813	(5,559)	197,372	Goldman Sachs International
TEGNA, Inc. (D35)	12/20/24	5.000%(Q)	2,000	1.026%	383,625	(10,027)	393,652	Goldman Sachs International
TEGNA, Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.026%	191,813	(5,559)	197,372	Morgan Stanley & Co. International PLC
Tenet Healthcare Corp. (D35)	12/20/24	5.000%(Q)	1,000	2.621%	112,035	(5,559)	117,594	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Tenet Healthcare Corp. (D35)	12/20/24	5.000%(Q)	2,000	2.621%	$224,071	$(10,027)	$234,098	Goldman Sachs International
Tenet Healthcare Corp. (D35)	12/20/24	5.000%(Q)	1,000	2.621%	112,035	(5,559)	117,594	Morgan Stanley & Co. International PLC
Tesla, Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.574%	162,556	(5,559)	168,115	Goldman Sachs International
Tesla, Inc. (D35)	12/20/24	5.000%(Q)	2,000	1.574%	325,112	(10,027)	335,139	Goldman Sachs International
Tesla, Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.574%	162,556	(5,559)	168,115	Morgan Stanley & Co. International PLC
Teva Pharmaceutical Industries Ltd. (D35)	12/20/24	5.000%(Q)	1,000	3.246%	82,603	(5,559)	88,162	Goldman Sachs International
Teva Pharmaceutical Industries Ltd. (D35)	12/20/24	5.000%(Q)	2,000	3.246%	165,206	(10,027)	175,233	Goldman Sachs International
T-Mobile, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.841%	200,951	(5,559)	206,510	Goldman Sachs International
T-Mobile, Inc. (D35)	12/20/24	5.000%(Q)	2,000	0.841%	401,901	(10,027)	411,928	Goldman Sachs International
T-Mobile, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.841%	200,951	(5,559)	206,510	Morgan Stanley & Co. International PLC
Toll Brothers, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.616%	212,950	(5,559)	218,509	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Toll Brothers, Inc. (D35)	12/20/24	5.000%(Q)	2,000	0.616%	$ 425,901	$(10,027)	$ 435,928	Goldman Sachs International
Toll Brothers, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.616%	212,950	(5,559)	218,509	Morgan Stanley & Co. International PLC
TransDigm, Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.194%	183,318	(5,559)	188,877	Goldman Sachs International
TransDigm, Inc. (D35)	12/20/24	5.000%(Q)	2,000	1.194%	366,635	(10,027)	376,662	Goldman Sachs International
Transocean, Inc. (D35)	12/20/24	5.000%(Q)	1,000	8.235%	(114,984)	(5,559)	(109,425)	Goldman Sachs International
Transocean, Inc. (D35)	12/20/24	5.000%(Q)	2,000	8.235%	(229,969)	(10,027)	(219,942)	Goldman Sachs International
Transocean, Inc. (D35)	12/20/24	5.000%(Q)	1,000	8.235%	(114,984)	(5,559)	(109,425)	Morgan Stanley & Co. International PLC
Unisys Corp. (D35)	12/20/24	5.000%(Q)	1,000	3.300%	80,846	(5,559)	86,405	Goldman Sachs International
Unisys Corp. (D35)	12/20/24	5.000%(Q)	2,000	3.300%	161,691	(10,027)	171,718	Goldman Sachs International
Unisys Corp. (D35)	12/20/24	5.000%(Q)	1,000	3.300%	80,846	(5,559)	86,405	Morgan Stanley & Co. International PLC
United Continental Holdings, Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.433%	170,963	(5,559)	176,522	Goldman Sachs International
United Continental Holdings, Inc. (D35)	12/20/24	5.000%(Q)	2,000	1.433%	341,925	(10,027)	351,952	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
United Continental Holdings, Inc. (D35)	12/20/24	5.000%(Q)	1,000	1.433%	$ 170,963	$ (5,559)	$ 176,522	Morgan Stanley & Co. International PLC
United Rentals North America, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.955%	195,383	(5,559)	200,942	Goldman Sachs International
United Rentals North America, Inc. (D35)	12/20/24	5.000%(Q)	2,000	0.955%	390,767	(10,027)	400,794	Goldman Sachs International
United Rentals North America, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.955%	195,383	(5,559)	200,942	Morgan Stanley & Co. International PLC
United States Steel Corp. (D35)	12/20/24	5.000%(Q)	1,000	6.501%	(54,350)	(5,559)	(48,791)	Goldman Sachs International
United States Steel Corp. (D35)	12/20/24	5.000%(Q)	2,000	6.501%	(108,701)	(10,027)	(98,674)	Goldman Sachs International
United States Steel Corp. (D35)	12/20/24	5.000%(Q)	1,000	6.501%	(54,350)	(5,559)	(48,791)	Morgan Stanley & Co. International PLC
Uniti Group, Inc. (D35)	12/20/24	5.000%(Q)	1,000	11.858%	(191,552)	(5,559)	(185,993)	Goldman Sachs International
Uniti Group, Inc. (D35)	12/20/24	5.000%(Q)	2,000	11.858%	(383,103)	(10,027)	(373,076)	Goldman Sachs International
Universal Health Services, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.417%	223,103	(5,559)	228,662	Goldman Sachs International

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Universal Health Services, Inc. (D35)	12/20/24	5.000%(Q)	2,000	0.417%	$ 446,205	$(10,027)	$ 456,232	Goldman Sachs International
Universal Health Services, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.417%	223,103	(5,559)	228,662	Morgan Stanley & Co. International PLC
Univision Communications, Inc. (D35)	12/20/24	5.000%(Q)	1,000	2.791%	104,725	(5,559)	110,284	Goldman Sachs International
Univision Communications, Inc. (D35)	12/20/24	5.000%(Q)	2,000	2.791%	209,450	(10,027)	219,477	Goldman Sachs International
Univision Communications, Inc. (D35)	12/20/24	5.000%(Q)	1,000	2.791%	104,725	(5,559)	110,284	Morgan Stanley & Co. International PLC
Vistra Energy Corp. (D35)	12/20/24	5.000%(Q)	1,000	0.780%	203,340	(5,559)	208,899	Goldman Sachs International
Vistra Energy Corp. (D35)	12/20/24	5.000%(Q)	2,000	0.780%	406,679	(10,027)	416,706	Goldman Sachs International
Vistra Energy Corp. (D35)	12/20/24	5.000%(Q)	1,000	0.780%	203,340	(5,559)	208,899	Morgan Stanley & Co. International PLC
Whiting Petroleum Corp. (D35)	12/20/24	5.000%(Q)	1,000	17.839%	(337,005)	(5,559)	(331,446)	Goldman Sachs International
Whiting Petroleum Corp. (D35)	12/20/24	5.000%(Q)	2,000	17.839%	(674,010)	(10,027)	(663,983)	Goldman Sachs International
Whiting Petroleum Corp. (D35)	12/20/24	5.000%(Q)	1,000	17.839%	(337,005)	(5,559)	(331,446)	Morgan Stanley & Co. International PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)**(cont’d.):
Xerox Corp. (D35)	12/20/24	5.000%(Q)	1,000	1.315%	$ 176,755	$ (5,559)	$ 182,314	Goldman Sachs International
Xerox Corp. (D35)	12/20/24	5.000%(Q)	2,000	1.315%	353,510	(10,027)	363,537	Goldman Sachs International
Xerox Corp. (D35)	12/20/24	5.000%(Q)	1,000	1.315%	176,755	(5,559)	182,314	Morgan Stanley & Co. International PLC
Yum! Brands, Inc. (D35)	12/20/24	5.000%(Q)	1,000	0.676%	209,662	(5,559)	215,221	Goldman Sachs International
Yum! Brands, Inc. (D35)	12/20/24	5.000%(Q)	2,000	0.676%	419,324	(10,027)	429,351	Goldman Sachs International
					$(153,068,613)	$36,275,362	$(189,343,975)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Packaged Credit Default Swap Agreements on credit indices - Buy Protection(1)**†:
CDX.NA.HY.32.V2 (D34)	06/20/24	5.000%(Q)	245,000	$ (8,825,638)	$(22,320,043)	$(13,494,405)
CDX.NA.HY.33.V1 (D35)	12/20/24	5.000%(Q)	396,000	(32,068,056)	(35,228,057)	(3,160,001)
				$(40,893,694)	$(57,548,100)	$(16,654,406)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**:
CDX.EM.26.V2 (D01)	12/20/21	1.000%(Q)	48,500	$ 445,746	$ (20,556)	$ 466,302	Barclays Bank PLC
CDX.EM.27.V2 (D02)	06/20/22	1.000%(Q)	97,000	867,786	(31,049)	898,835	Barclays Bank PLC
CDX.EM.29.V1 (D03)	06/20/23	1.000%(Q)	250,000	7,258,002	(126,492)	7,384,494	Barclays Bank PLC
CDX.EM.29.V1 (D04)	06/20/23	1.000%(Q)	150,000	4,354,801	(72,624)	4,427,425	Barclays Bank PLC
CDX.EM.29.V1 (D05)	06/20/23	1.000%(Q)	175,000	5,080,602	(61,829)	5,142,431	Barclays Bank PLC
CDX.EM.29.V1 (D06)	06/20/23	1.000%(Q)	50,000	1,451,600	(40,129)	1,491,729	Citibank, N.A.
CDX.EM.29.V1 (D07)	06/20/23	1.000%(Q)	75,000	2,177,401	(3,598)	2,180,999	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on credit indices— Buy Protection(1)**(cont’d.):
CDX.EM.29.V1 (D08)	06/20/23	1.000%(Q)	100,000	$ 2,903,201	$ 19,192	$ 2,884,009	Citibank, N.A.
CDX.EM.29.V1 (D09)	06/20/23	1.000%(Q)	50,000	1,451,600	26,203	1,425,397	Citibank, N.A.
CDX.EM.30.V1 (D10)	12/20/23	1.000%(Q)	85,000	2,706,379	127,363	2,579,016	Barclays Bank PLC
CDX.EM.30.V1 (D11)	12/20/23	1.000%(Q)	350,000	11,143,914	(119,333)	11,263,247	Barclays Bank PLC
CDX.EM.30.V1 (D12)	12/20/23	1.000%(Q)	150,000	4,775,963	86,808	4,689,155	Barclays Bank PLC
CDX.EM.30.V1 (D13)	12/20/23	1.000%(Q)	100,000	3,183,976	46,978	3,136,998	Citibank, N.A.
CDX.EM.30.V1 (D14)	12/20/23	1.000%(Q)	100,000	3,183,976	63,040	3,120,936	Citibank, N.A.
CDX.EM.30.V1 (D15)	12/20/23	1.000%(Q)	50,000	1,591,988	44,298	1,547,690	Citibank, N.A.
CDX.EM.31.V1 (D16)	06/20/24	1.000%(Q)	100,000	3,231,202	(169,018)	3,400,220	Citibank, N.A.
CDX.EM.31.V1 (D17)	06/20/24	1.000%(Q)	100,000	3,231,202	72,494	3,158,708	Citibank, N.A.
CDX.EM.31.V1 (D18)	06/20/24	1.000%(Q)	100,000	3,231,202	(175,260)	3,406,462	Citibank, N.A.
CDX.EM.31.V1 (D19)	06/20/24	1.000%(Q)	100,000	3,231,202	(94,252)	3,325,454	Citibank, N.A.
CDX.EM.32.V1 (D20)	12/20/24	1.000%(Q)	400,000	16,938,421	(419,716)	17,358,137	Morgan Stanley & Co. International PLC
CDX.EM.32.V1 (D21)	12/20/24	1.000%(Q)	275,000	11,645,165	(265,243)	11,910,408	Barclays Bank PLC
CDX.EM.32.V1 (D22)	12/20/24	1.000%(Q)	550,000	23,290,329	(464,779)	23,755,108	Barclays Bank PLC
CDX.EM.32.V1 (D23)	12/20/24	1.000%(Q)	250,000	10,586,513	(217,669)	10,804,182	Barclays Bank PLC
CDX.EM.32.V1 (D24)	12/20/24	1.000%(Q)	100,000	4,234,605	(116,170)	4,350,775	Morgan Stanley & Co. International PLC
CDX.EM.32.V1 (D25)	12/20/24	1.000%(Q)	70,000	2,964,224	(56,133)	3,020,357	Barclays Bank PLC
CDX.EM.32.V1 (D26)	12/20/24	1.000%(Q)	170,000	7,198,829	(184,438)	7,383,267	Morgan Stanley & Co. International PLC
CDX.EM.32.V1 (D27)	12/20/24	1.000%(Q)	150,000	6,351,908	(116,416)	6,468,324	Barclays Bank PLC
CDX.EM.32.V1 (D28)	12/20/24	1.000%(Q)	100,000	4,234,605	(52,607)	4,287,212	Bank of America, N.A.
CDX.EM.32.V1 (D29)	12/20/24	1.000%(Q)	200,000	8,469,211	(180,967)	8,650,178	Morgan Stanley & Co. International PLC
CDX.EM.32.V1 (D30)	12/20/24	1.000%(Q)	50,000	2,117,303	(40,922)	2,158,225	Bank of America, N.A.
CDX.EM.32.V1 (D31)	12/20/24	1.000%(Q)	300,000	12,703,816	(224,821)	12,928,637	Morgan Stanley & Co. International PLC
CDX.EM.32.V1 (D32)	12/20/24	1.000%(Q)	100,000	4,234,605	(66,215)	4,300,820	Barclays Bank PLC
CDX.EM.32.V1 (D33)	12/20/24	1.000%(Q)	500,000	21,173,026	80,014	21,093,012	Morgan Stanley & Co. International PLC
				$201,644,303	$(2,753,846)	$204,398,149
**	The Fund entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Fund bought/sold protection on an Emerging Market CDX Index and a High Yield CDX Index and bought/sold protection on the countries and corporate issues which comprise the respective index. The up-front premium is attached to the index of the trade. Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s). Individual packages in the tables above are denoted by the corresponding footnotes (D01 - D35).
†	All or a portion of the position represents the High Yield CDX protection bought/sold as part of the package deal.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed securities - Sell Protection(2):
Towd Point Mortgage Trust	07/25/56	0.450%(M)	241,238	*	$15,077	$—	$15,077	Citigroup Global Markets, Inc.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Assicurazioni Generali SpA	12/20/20	1.000%(Q)	EUR	28,780	$ (264,530)	$ (184,999)	$ (79,531)	Citibank, N.A.
Assicurazioni Generali SpA	12/20/20	1.000%(Q)	EUR	10,000	(91,915)	(64,280)	(27,635)	Citibank, N.A.
Eskom Holdings SOC Ltd.	06/20/23	1.000%(Q)		15,000	1,480,240	1,375,926	104,314	Deutsche Bank AG
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)	EUR	39,620	5,186,241	7,088,614	(1,902,373)	Deutsche Bank AG
General Electric Co.	12/20/21	1.000%(Q)		3,000	(35,856)	(30,922)	(4,934)	BNP Paribas S.A.
Hellenic Republic	06/20/20	1.000%(Q)		97,000	(409,565)	55,227	(464,792)	Barclays Bank PLC
Hellenic Republic	06/20/23	1.000%(Q)		5,000	(67,917)	370,942	(438,859)	Bank of America, N.A.
Kingdom of Spain	03/20/23	1.000%(Q)	EUR	20,000	(658,941)	(529,197)	(129,744)	Deutsche Bank AG
Kingdom of Spain	06/20/23	1.000%(Q)		63,700	(1,805,298)	(1,237,551)	(567,747)	Bank of America, N.A.
Kingdom of Spain	12/20/23	1.000%(Q)	EUR	100,000	(3,626,777)	(2,410,333)	(1,216,444)	Bank of America, N.A.
Petroleos Mexicanos	06/20/20	1.000%(Q)		5,450	(22,114)	9,400	(31,514)	Credit Suisse International
Petroleos Mexicanos	06/20/21	1.000%(Q)		13,500	(69,612)	81,529	(151,141)	Citibank, N.A.
Petroleos Mexicanos	12/20/21	1.000%(Q)		6,000	(23,461)	137,732	(161,193)	HSBC Bank USA, N.A.
Petroleos Mexicanos	12/20/22	1.000%(Q)		17,000	125,924	480,837	(354,913)	Citibank, N.A.
Petroleos Mexicanos	06/20/24	1.000%(Q)		17,000	721,830	1,761,438	(1,039,608)	Citibank, N.A.
Republic of Argentina	09/20/20	5.000%(Q)		1,450	740,431	25,770	714,661	Barclays Bank PLC
Republic of Argentina	09/20/20	5.000%(Q)		1,000	510,642	12,607	498,035	Barclays Bank PLC
Republic of Argentina	12/20/20	5.000%(Q)		14,950	8,592,811	1,306,435	7,286,376	Barclays Bank PLC

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
Republic of Argentina	06/20/21	5.000%(Q)		40,250	$23,515,693	$13,103,879	$10,411,814	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/21	5.000%(Q)		14,770	8,629,237	4,913,015	3,716,222	Barclays Bank PLC
Republic of Argentina	06/20/21	5.000%(Q)		8,000	4,673,926	1,542,222	3,131,704	Barclays Bank PLC
Republic of Argentina	06/20/22	5.000%(Q)		30,000	17,762,187	14,908,754	2,853,433	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)		5,000	2,974,320	2,568,742	405,578	Citibank, N.A.
Republic of Italy	12/20/21	1.000%(Q)		50,000	(703,111)	727,209	(1,430,320)	HSBC Bank USA, N.A.
Republic of Italy	06/20/23	1.000%(Q)		39,900	(679,974)	481,430	(1,161,404)	Bank of America, N.A.
Republic of Italy	12/20/23	1.000%(Q)	EUR	89,000	(2,421,945)	319,020	(2,740,965)	Deutsche Bank AG
Republic of Italy	12/20/29	1.000%(Q)	EUR	10,000	(187,787)	(77,393)	(110,394)	Barclays Bank PLC
Republic of Italy	12/20/36	1.000%(Q)	EUR	39,000	(623,259)	2,955,748	(3,579,007)	Deutsche Bank AG
Republic of Portugal	09/20/23	1.000%(Q)		8,500	(258,550)	(61,128)	(197,422)	Deutsche Bank AG
Republic of South Africa	12/20/21	1.000%(Q)		10,000	(5,448)	120,323	(125,771)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		19,685	(313,024)	96,148	(409,172)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		19,445	(309,208)	240,702	(549,910)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		6,615	(105,189)	30,393	(135,582)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		6,450	(102,566)	89,411	(191,977)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		6,435	(102,327)	81,906	(184,233)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)		3,210	(51,044)	15,670	(66,714)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)		6,250	(53,898)	51,521	(105,419)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)		5,745	(49,543)	39,553	(89,096)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)		4,000	(34,494)	(16,596)	(17,898)	Citibank, N.A.
					$61,836,129	$50,379,704	$11,456,425

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Arab Republic of Egypt	06/20/20	1.000%(Q)		49,000	1.227%	$ 15,431	$ (357,937)	$ 373,368	Deutsche Bank AG
AT&T, Inc.	06/20/20	1.000%(Q)		97,700	0.143%	442,648	324,800	117,848	BNP Paribas S.A.
Banco do Brasil SA	12/20/20	1.000%(Q)		15,300	0.731%	54,728	—	54,728	Bank of America, N.A.
Barclays Bank PLC	06/20/20	1.000%(Q)	EUR	52,900	0.146%	266,481	191,781	74,700	Citibank, N.A.
Boeing Co.	06/20/20	1.000%(Q)		115,000	0.196%	497,074	381,992	115,082	BNP Paribas S.A.
Bombardier, Inc.	03/20/20	5.000%(Q)		11,200	1.941%	113,219	46,312	66,907	JPMorgan Chase Bank, N.A.
Bombardier, Inc.	06/20/20	5.000%(Q)		59,400	2.239%	988,707	696,887	291,820	JPMorgan Chase Bank, N.A.
Bombardier, Inc.	06/20/20	5.000%(Q)		13,600	2.239%	226,371	159,668	66,703	JPMorgan Chase Bank, N.A.
Bombardier, Inc.	09/20/20	5.000%(Q)		26,000	2.350%	592,270	479,718	112,552	JPMorgan Chase Bank, N.A.
Cemex	06/20/24	5.000%(Q)		13,400	2.097%	1,679,968	1,012,757	667,211	Credit Suisse International
Citigroup, Inc.	03/20/20	1.000%(Q)		35,040	0.102%	84,508	40,248	44,260	Credit Suisse International
Dell, Inc.	06/20/20	1.000%(Q)		20,000	0.152%	89,850	61,829	28,021	Bank of America, N.A.
Emirate of Abu Dhabi	06/20/24	1.000%(Q)		15,000	0.357%	430,936	274,728	156,208	HSBC Bank USA, N.A.
Eskom Holdings SOC Ltd.	12/20/23	1.000%(Q)		45,000	4.336%	(5,128,051)	(6,759,042)	1,630,991	Deutsche Bank AG
Federative Republic of Brazil	03/20/20	1.000%(Q)		100,000	0.291%	215,492	75,641	139,851	Citibank, N.A.
Federative Republic of Brazil	03/20/20	1.000%(Q)		80,000	0.291%	172,394	66,342	106,052	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Federative Republic of Brazil	03/20/20	1.000%(Q)		25,000	0.291%	$ 53,873	$ 24,512	$ 29,361	Citibank, N.A.
General Electric Co.	03/20/20	1.000%(Q)		54,750	0.246%	121,355	59,917	61,438	Morgan Stanley & Co. International PLC
General Electric Co.	06/20/20	1.000%(Q)		100,910	0.288%	399,999	281,492	118,507	Bank of America, N.A.
General Electric Co.	06/20/20	1.000%(Q)		95,860	0.288%	379,981	251,586	128,395	Goldman Sachs International
Hellenic Republic	06/20/20	1.000%(Q)		3,000	0.222%	12,667	1,761	10,906	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)		15,000	0.784%	124,433	(1,372,851)	1,497,284	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)		15,000	0.784%	124,433	(1,392,128)	1,516,561	Bank of America, N.A.
Hellenic Republic	06/20/23	1.000%(Q)		5,000	0.784%	41,478	(419,547)	461,025	Bank of America, N.A.
Hellenic Republic	06/20/24	1.000%(Q)		20,000	1.002%	21,963	(3,736,217)	3,758,180	Citibank, N.A.
Hellenic Republic	06/20/24	1.000%(Q)		13,130	1.002%	14,418	(2,344,414)	2,358,832	Barclays Bank PLC
Hellenic Republic	12/20/25	1.000%(Q)		14,840	1.296%	(222,991)	(2,321,918)	2,098,927	Bank of America, N.A.
Husky Energy, Inc.	06/20/20	1.000%(Q)		13,690	0.163%	60,917	(165,118)	226,035	Morgan Stanley & Co. International PLC
Israel Electric Corp. Ltd.	12/20/21	1.000%(Q)		35,000	0.145%	604,290	(216,306)	820,596	Barclays Bank PLC
Israel Electric Corp. Ltd.	06/20/24	1.000%(Q)	ILS	200,000	0.634%	997,064	790,247	206,817	Deutsche Bank AG
Kingdom of Saudi Arabia	06/20/21	1.000%(Q)		30,000	0.252%	346,146	268,486	77,660	HSBC Bank USA, N.A.
Kingdom of Saudi Arabia	06/20/21	1.000%(Q)		25,000	0.252%	288,455	198,286	90,169	HSBC Bank USA, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Kingdom of Saudi Arabia	06/20/22	1.000%(Q)	92,000	0.339%	$ 1,545,112	$ 1,099,221	$ 445,891	HSBC Bank USA, N.A.
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	14,550	0.604%	262,784	59,205	203,579	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/23	1.000%(Q)	63,700	0.283%	1,594,966	757,608	837,358	Bank of America, N.A.
Kingdom of Spain	06/20/23	1.000%(Q)	25,000	0.283%	625,968	296,534	329,434	Bank of America, N.A.
Kingdom of Spain	12/20/23	1.000%(Q)	114,000	0.316%	3,102,145	1,563,363	1,538,782	Bank of America, N.A.
Petroleo Brasileiro SA	03/20/20	1.000%(Q)	30,135	0.193%	68,963	24,043	44,920	Credit Suisse International
Petroleo Brasileiro SA	03/20/20	1.000%(Q)	14,800	0.203%	33,663	13,914	19,749	Citibank, N.A.
Petroleo Brasileiro SA	03/20/20	1.000%(Q)	4,000	0.203%	9,098	3,746	5,352	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	16,410	1.604%	(303,919)	(712,260)	408,341	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	16,205	1.604%	(300,122)	(844,310)	544,188	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,515	1.604%	(102,140)	(240,502)	138,362	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,365	1.604%	(99,362)	(286,454)	187,092	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5,360	1.604%	(99,269)	(281,001)	181,732	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	2,730	1.604%	(50,561)	(118,427)	67,866	Citibank, N.A.
Petroleos Mexicanos	12/20/23	1.000%(Q)	12,000	1.824%	(352,437)	(858,935)	506,498	Barclays Bank PLC
Petroleos Mexicanos	12/20/24	1.000%(Q)	6,250	2.236%	(344,447)	(583,161)	238,714	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	5,745	2.236%	(316,616)	(529,800)	213,184	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Petroleos Mexicanos	12/20/24	1.000%(Q)		4,000	2.236%	$ (220,446)	$ (267,451)	$ 47,005	Citibank, N.A.
Petroleos Mexicanos	06/20/25	1.000%(Q)		7,000	2.418%	(483,519)	(579,913)	96,394	Citibank, N.A.
Petroleos Mexicanos	12/20/28	1.000%(Q)		10,000	3.130%	(1,556,710)	(1,555,166)	(1,544)	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)		40,250	142.490%	(23,943,279)	(17,544,708)	(6,398,571)	Morgan Stanley & Co. International PLC
Republic of Argentina	06/20/24	5.000%(Q)		30,000	142.490%	(17,845,922)	(16,267,337)	(1,578,585)	Citibank, N.A.
Republic of Argentina	06/20/24	5.000%(Q)		14,770	142.490%	(8,786,142)	(6,568,547)	(2,217,595)	Barclays Bank PLC
Republic of Argentina	06/20/29	5.000%(Q)		5,000	129.274%	(2,988,830)	(2,735,641)	(253,189)	Citibank, N.A.
Republic of Bulgaria	06/20/20	1.000%(Q)		5,000	0.073%	24,015	17,691	6,324	Citibank, N.A.
Republic of Colombia	12/20/26	1.000%(Q)		22,275	1.145%	(180,346)	(1,790,503)	1,610,157	Citibank, N.A.
Republic of Ecuador	12/20/20	5.000%(Q)		10,000	12.381%	(551,743)	(116,354)	(435,389)	Barclays Bank PLC
Republic of Ecuador	12/20/20	5.000%(Q)		7,000	12.381%	(386,220)	(81,684)	(304,536)	Barclays Bank PLC
Republic of Ecuador	12/20/20	5.000%(Q)		2,100	12.381%	(115,866)	(49,151)	(66,715)	Barclays Bank PLC
Republic of Hungary	06/20/20	1.000%(Q)		55,000	0.047%	269,632	192,009	77,623	Citibank, N.A.
Republic of Hungary	06/20/20	1.000%(Q)		50,000	0.047%	245,120	227,560	17,560	Citibank, N.A.
Republic of Hungary	06/20/24	1.000%(Q)		25,000	0.425%	647,159	678,903	(31,744)	Citibank, N.A.
Republic of Indonesia	12/20/21	1.000%(Q)		49,750	0.230%	778,491	(782,709)	1,561,200	Citibank, N.A.
Republic of Italy	09/20/20	1.000%(Q)		29,050	0.260%	172,606	54,857	117,749	JPMorgan Chase Bank, N.A.
Republic of Italy	12/20/20	1.000%(Q)	EUR	28,780	0.263%	249,795	176,274	73,521	Citibank, N.A.
Republic of Italy	12/20/20	1.000%(Q)	EUR	10,000	0.263%	86,795	61,249	25,546	Citibank, N.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Italy	06/20/21	1.000%(Q)		25,000	0.441%	$ 222,637	$ (198,505)	$ 421,142	JPMorgan Chase Bank, N.A.
Republic of Italy	12/20/21	1.000%(Q)		50,000	0.507%	520,869	(926,674)	1,447,543	HSBC Bank USA, N.A.
Republic of Italy	06/20/23	1.000%(Q)		39,900	0.814%	291,763	(1,651,460)	1,943,223	Bank of America, N.A.
Republic of Italy	12/20/23	1.000%(Q)		110,000	0.580%	1,875,386	(1,383,185)	3,258,571	Deutsche Bank AG
Republic of Italy	12/20/23	1.000%(Q)		47,000	0.895%	241,899	(2,739,859)	2,981,758	Morgan Stanley & Co. International PLC
Republic of Italy	12/20/23	1.000%(Q)		40,100	0.895%	206,386	(2,364,032)	2,570,418	Morgan Stanley & Co. International PLC
Republic of Italy	12/20/23	1.000%(Q)		17,000	0.895%	87,495	(914,756)	1,002,251	Morgan Stanley & Co. International PLC
Republic of Italy	06/20/28	1.000%(Q)	EUR	60,000	0.789%	1,240,256	(2,054,074)	3,294,330	Deutsche Bank AG
Republic of Kazakhstan	06/20/20	1.000%(Q)		50,000	0.084%	237,914	164,087	73,827	HSBC Bank USA, N.A.
Republic of Kazakhstan	12/20/21	1.000%(Q)		25,000	0.140%	433,740	334,457	99,283	HSBC Bank USA, N.A.
Republic of Kazakhstan	06/20/22	1.000%(Q)		5,000	0.212%	99,199	81,686	17,513	HSBC Bank USA, N.A.
Republic of Panama	06/20/22	1.000%(Q)		4,800	0.192%	97,492	29,950	67,542	Citibank, N.A.
Republic of Portugal	09/20/21	1.000%(Q)		13,500	0.094%	216,037	107,752	108,285	Deutsche Bank AG
Republic of Portugal	06/20/23	1.000%(Q)		10,000	0.242%	264,367	10,345	254,022	Bank of America, N.A.
Republic of Serbia	06/20/21	1.000%(Q)		20,000	0.240%	234,182	206,444	27,738	BNP Paribas S.A.
Republic of Serbia	06/20/21	1.000%(Q)		16,000	0.240%	187,345	142,446	44,899	BNP Paribas S.A.
Republic of Serbia	06/20/21	1.000%(Q)		15,000	0.240%	175,636	154,606	21,030	BNP Paribas S.A.

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Serbia	06/20/21	1.000%(Q)	10,000	0.240%	$ 117,091	$ 103,109	$ 13,982	BNP Paribas S.A.
Republic of South Africa	12/20/23	1.000%(Q)	5,650	1.573%	(113,358)	(251,072)	137,714	Bank of America, N.A.
Republic of Trinidad and Tobago	03/20/20	1.000%(Q)	5,000	1.090%	5,362	(6,599)	11,961	Citibank, N.A.
Republic of Turkey	03/20/20	1.000%(Q)	35,900	0.247%	79,485	19,154	60,331	BNP Paribas S.A.
Republic of Uruguay	06/20/21	1.000%(Q)	750	0.534%	5,721	(6,316)	12,037	Citibank, N.A.
Republic of Latvia	03/20/24	1.000%(Q)	18,000	0.455%	417,401	305,013	112,388	HSBC Bank USA, N.A.
Russian Federation	12/20/26	1.000%(Q)	16,000	0.943%	78,581	(1,298,421)	1,377,002	Citibank, N.A.
State of Illinois	06/20/21	1.000%(Q)	5,000	0.918%	11,555	(16,176)	27,731	Citibank, N.A.
State of Illinois	12/20/21	1.000%(Q)	8,000	0.997%	9,961	(21,441)	31,402	Citibank, N.A.
State of Illinois	06/20/24	1.000%(Q)	30,010	1.425%	(484,562)	(333,557)	(151,005)	Citibank, N.A.
United Mexican States	03/20/20	1.000%(Q)	50,000	0.179%	115,361	53,308	62,053	Citibank, N.A.
United Mexican States	03/20/20	1.000%(Q)	50,000	0.179%	115,361	52,753	62,608	Citibank, N.A.
United Mexican States	12/20/23	1.000%(Q)	15,000	0.619%	233,942	(172,205)	406,147	Barclays Bank PLC
					$(37,976,573)	$(73,537,547)	$35,560,974

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.33.V1	12/20/29	1.000%(Q)	1,238,405	$1,661,016	$(810,123)	$(2,471,139)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Credit default swap agreements outstanding at January 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.25.V8	12/20/20	5.000%(Q)	99,231	2.689%	$ 2,728,853	$ 2,600,847	$ (128,006)
CDX.NA.IG.33.V1	12/20/24	1.000%(Q)	451,000	0.504%	12,225,345	11,024,467	(1,200,878)
					$14,954,198	$13,625,314	$(1,328,884)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Buy Protection(1):
CMBX.NA.10.AAA	11/17/59	0.500%(M)	131,000	$(1,088,110)	$1,467,278	$(2,555,388)	Deutsche Bank AG

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at January 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.BEIJING 1Y 30% - 100%	12/20/20	0.000%	383,900	*	$ (40,059)	$(197,872)	$ 157,813	Citibank, N.A.
CDX.EM.23.V3	06/20/20	1.000%(Q)	7,360	0.221%	31,098	23,712	7,386	Citibank, N.A.
CDX.EM.24.V3	12/20/20	1.000%(Q)	18,400	0.310%	134,892	89,912	44,980	Citibank, N.A.
CDX.EM.26.V2	12/20/21	1.000%(Q)	24,250	1.563%	(222,873)	55,288	(278,161)	Citibank, N.A.
CDX.EM.26.V2	12/20/21	1.000%(Q)	9,215	1.563%	(84,692)	42,637	(127,329)	Citibank, N.A.
CDX.MADRID 1.4Y 30% - 100%	06/20/21	0.000%	318,000	*	(86,953)	(232,140)	145,187	Citibank, N.A.
CMBX.NA.6.AA	05/11/63	1.500%(M)	16,000	*	334,878	176,249	158,629	Deutsche Bank AG
CMBX.NA.6.AA	05/11/63	1.500%(M)	16,000	*	334,878	(56,510)	391,388	Deutsche Bank AG
					$ 401,169	$ (98,724)	$ 499,893
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at January 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
BRL	948,728	01/02/25	5.902%(T)	1 Day BROIS(2)(T)	$ —	$ (1,093,111)	$ (1,093,111)
BRL	255,532	01/02/25	6.640%(T)	1 Day BROIS(2)(T)	—	2,109,983	2,109,983
BRL	283,704	01/02/25	6.670%(T)	1 Day BROIS(2)(T)	—	2,465,711	2,465,711
BRL	35,418	01/04/27	6.455%(T)	1 Day BROIS(2)(T)	—	73,406	73,406

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	232,214	01/04/27	6.912%(T)	1 Day BROIS(2)(T)	$ —	$ 2,533,420	$ 2,533,420
CNH	623,660	06/14/24	2.900%(Q)	7 Day China Fixing Repo Rate(2)(Q)	2,219	1,161,998	1,159,779
CNH	1,716,000	06/28/24	2.901%(Q)	7 Day China Fixing Repo Rate(2)(Q)	—	3,180,358	3,180,358
CNH	945,500	07/01/24	2.900%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(1,734)	1,744,222	1,745,956
CNH	375,000	08/09/24	2.705%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(1,156)	251,483	252,639
CNH	50,100	09/19/24	2.940%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(47)	106,919	106,966
CNH	200,000	10/11/24	2.880%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(555)	345,202	345,757
CNH	13,700	12/05/24	2.940%(Q)	7 Day China Fixing Repo Rate(2)(Q)	(26)	30,098	30,124
EUR	1,018,685	05/11/20	(0.054)%(A)	6 Month EURIBOR(1)(S)	(1,454,147)	(1,306,985)	147,162
EUR	481,990	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	(582,807)	(1,766,100)	(1,183,293)
EUR	304,830	05/11/22	(0.250)%(A)	1 Day EONIA(1)(A)	(240,862)	(2,381,355)	(2,140,493)
EUR	368,055	05/11/23	(0.100)%(A)	1 Day EONIA(1)(A)	(2,068,794)	(6,299,363)	(4,230,569)
EUR	616,660	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(8,483,163)	(18,081,707)	(9,598,544)
EUR	3,500	05/11/25	0.100%(A)	1 Day EONIA(1)(A)	(20,576)	(129,787)	(109,211)
EUR	77,600	05/11/26	0.250%(A)	1 Day EONIA(1)(A)	(1,279,870)	(4,069,744)	(2,789,874)
EUR	14,900	05/11/29	0.600%(A)	1 Day EONIA(1)(A)	(567,070)	(1,477,750)	(910,680)
EUR	30,000	05/11/32	0.750%(A)	1 Day EONIA(1)(A)	(737,511)	(3,856,369)	(3,118,858)
EUR	25,200	05/11/33	0.750%(A)	1 Day EONIA(1)(A)	(469,616)	(3,285,401)	(2,815,785)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	44,755	05/11/34	0.950%(A)	1 Day EONIA(1)(A)	$ (1,603,101)	$ (7,450,577)	$ (5,847,476)
EUR	27,040	05/11/35	0.950%(A)	1 Day EONIA(1)(A)	(1,044,619)	(4,610,001)	(3,565,382)
EUR	6,910	05/11/36	0.950%(A)	1 Day EONIA(1)(A)	(130,843)	(1,205,388)	(1,074,545)
EUR	48,000	05/11/37	0.950%(A)	1 Day EONIA(1)(A)	(1,369,804)	(8,557,208)	(7,187,404)
EUR	10,000	05/11/38	0.950%(A)	1 Day EONIA(1)(A)	(67,284)	(1,820,526)	(1,753,242)
EUR	59,615	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(3,661,160)	(13,095,339)	(9,434,179)
EUR	17,905	05/11/42	1.100%(A)	1 Day EONIA(1)(A)	(452,004)	(4,287,831)	(3,835,827)
GBP	68,465	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	269,446	(2,003,722)	(2,273,168)
GBP	75,055	05/08/25	1.000%(A)	1 Day SONIA(1)(A)	(209,393)	(2,953,307)	(2,743,914)
GBP	34,000	05/08/27	1.050%(A)	1 Day SONIA(1)(A)	(67,655)	(1,937,390)	(1,869,735)
GBP	4,000	05/08/28	1.100%(A)	1 Day SONIA(1)(A)	(20,705)	(275,092)	(254,387)
GBP	33,705	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	(693,698)	(693,698)
GBP	24,915	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(217,938)	(1,878,245)	(1,660,307)
GBP	63,100	05/08/32	1.150%(A)	1 Day SONIA(1)(A)	(1,869,633)	(6,217,343)	(4,347,710)
GBP	29,445	05/08/39	1.250%(A)	1 Day SONIA(1)(A)	(3,114,118)	(4,731,591)	(1,617,473)
JPY	70,964,780	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(128,933)	(128,933)
	1,579,525	03/12/20	2.405%(T)	1 Day USOIS(2)(T)	2,947	6,061,856	6,058,909
	2,291,160	04/25/20	2.328%(T)	1 Day USOIS(2)(T)	(37,126)	9,667,296	9,704,422
	829,451	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(290,621)	9,454,239	9,744,860
	300,700	06/15/21	1.803%(S)	3 Month LIBOR(2)(Q)	—	1,244,437	1,244,437
	845,335	09/15/21	1.381%(S)	3 Month LIBOR(2)(Q)	(137,478)	(1,118,279)	(980,801)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
2,784,400	09/15/21	1.480%(S)	3 Month LIBOR(2)(Q)	$ 610,209	$ 949,175	$ 338,966
426,720	09/15/21	1.604%(S)	3 Month LIBOR(2)(Q)	1,996,805	1,026,455	(970,350)
2,049,352	12/15/21	1.554%(S)	3 Month LIBOR(2)(Q)	—	6,703,189	6,703,189
227,370	05/31/22	2.353%(A)	1 Day USOIS(1)(A)	—	(6,708,869)	(6,708,869)
85,960	08/31/22	2.550%(A)	1 Day USOIS(1)(A)	16,817	(3,379,994)	(3,396,811)
180,090	08/31/22	2.552%(A)	1 Day USOIS(1)(A)	—	(7,092,112)	(7,092,112)
388,689	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	(427,122)	(14,910,406)	(14,483,284)
442,345	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(644,185)	(17,601,602)	(16,957,417)
83,575	05/15/24	1.808%(A)	1 Day USOIS(1)(A)	—	(2,329,416)	(2,329,416)
381,033	05/31/24	1.350%(A)	1 Day USOIS(1)(A)	—	(3,952,774)	(3,952,774)
2,331,945	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	8,126,176	(100,666,214)	(108,792,390)
688,685	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	2,292,198	(29,916,520)	(32,208,718)
1,100,520	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	3,579,254	(52,365,889)	(55,945,143)
262,260	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	245,632	(18,240,552)	(18,486,184)
179,410	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(16,560,852)	(16,560,852)
1,344,704	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(931,186)	(117,685,979)	(116,754,793)
95,750	07/31/25	2.801%(A)	1 Day USOIS(1)(A)	—	(9,097,970)	(9,097,970)
877,140	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	363,747	(82,481,095)	(82,844,842)
720,810	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	402,530	(67,950,188)	(68,352,718)
50,555	10/31/25	2.492%(A)	1 Day USOIS(1)(A)	(405,278)	(3,984,600)	(3,579,322)
1,420,997	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(9,352,371)	(94,355,719)	(85,003,348)

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at January 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
350,373	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	$ (193,024)	$ (21,451,744)	$ (21,258,720)
219,810	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	6,526	(15,518,271)	(15,524,797)
1,164,698	04/30/26	1.875%(S)	3 Month LIBOR(1)(Q)	(4,412,245)	(42,121,436)	(37,709,191)
382,908	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	5,004,603	(16,275,289)	(21,279,892)
149,250	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	185,091	(7,219,182)	(7,404,273)
52,350	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(2,801,256)	(2,801,256)
179,280	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(121,574)	(11,028,755)	(10,907,181)
76,725	05/15/27	1.823%(A)	1 Day USOIS(1)(A)	—	(3,451,264)	(3,451,264)
690,380	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(10,509,662)	(80,358,472)	(69,848,810)
335,773	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(1,841,701)	(41,449,822)	(39,608,121)
325,983	08/15/29	1.611%(A)	1 Day USOIS(1)(A)	104,698	(11,130,201)	(11,234,899)
44,800	02/15/42	1.369%(A)	1 Day USOIS(1)(A)	961	919,828	918,867
18,765	11/15/43	2.659%(S)	3 Month LIBOR(1)(Q)	—	(3,782,612)	(3,782,612)
27,780	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	654	480,262	479,608
22,125	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	(4,586,385)	(4,586,385)
20,450	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	(4,537,651)	(4,537,651)
				$(35,829,251)	$(971,195,696)	$(935,366,445)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
	2,180	03/05/49	2.402%(Q)	1 Week MUNIPSA(1)(Q)	$ (523,712)	$ —	$ (523,712)	JPMorgan Chase Bank, N.A.
ZAR	166,800	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	78,055	—	78,055	Deutsche Bank AG

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Interest rate swap agreements outstanding at January 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
ZAR	259,070	10/09/42	8.320%(Q)	3 Month JIBAR(2)(Q)	$ 673,099	$(1,314)	$ 674,413	Deutsche Bank AG
ZAR	161,920	10/10/42	8.280%(Q)	3 Month JIBAR(2)(Q)	373,257	(5,172)	378,429	BNP Paribas S.A.
ZAR	256,475	10/19/42	8.320%(Q)	3 Month JIBAR(2)(Q)	668,882	—	668,882	Deutsche Bank AG
ZAR	162,000	10/20/42	8.330%(Q)	3 Month JIBAR(2)(Q)	433,705	—	433,705	BNP Paribas S.A.
ZAR	328,000	11/28/42	8.585%(Q)	3 Month JIBAR(2)(Q)	1,535,986	—	1,535,986	Deutsche Bank AG
ZAR	156,655	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	7,563	—	7,563	Deutsche Bank AG
ZAR	245,000	10/09/47	8.200%(Q)	3 Month JIBAR(1)(Q)	(567,161)	1,174	(568,335)	Deutsche Bank AG
ZAR	149,775	10/10/47	8.160%(Q)	3 Month JIBAR(1)(Q)	(299,898)	4,895	(304,793)	BNP Paribas S.A.
ZAR	242,720	10/19/47	8.200%(Q)	3 Month JIBAR(1)(Q)	(565,161)	—	(565,161)	Deutsche Bank AG
ZAR	150,000	10/20/47	8.210%(Q)	3 Month JIBAR(1)(Q)	(360,429)	—	(360,429)	BNP Paribas S.A.
ZAR	311,000	11/28/47	8.470%(Q)	3 Month JIBAR(1)(Q)	(1,420,030)	—	(1,420,030)	Deutsche Bank AG
					$ 34,156	$ (417)	$ 34,573

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at January 31, 2020:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
30 Year U.S. Ultra Treasury Bonds Future(T)	—%(T)	Goldman Sachs International	2/20/20	1,870,938	$65,937,500	$—	$65,937,500
30 Year U.S. Ultra Treasury Bonds Future(T)	—%(T)	Goldman Sachs International	2/24/20	1,873,438	63,437,500	—	63,437,500

PGIM Total Return Bond Fund
Schedule of Investments as of January 31, 2020 (unaudited) (continued)
Total return swap agreements outstanding at January 31, 2020 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
IOS. FN30.450.10 Index(M)	1 Month LIBOR(M)	Credit Suisse International	1/12/41	14,418	$ (49,234)	$(42,165)	$ (7,069)
IOS. FN30.500.10 Index(M)	1 Month LIBOR(M)	JPMorgan Securities LLC	1/12/41	1,279	(1,647)	(3,859)	2,212
					$129,324,119	$(46,024)	$129,370,143

(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).